Fidelity® Advisor

Asset Allocation

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2001

(2_fidelity_logos)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

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Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Asset Allocation Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Asset Allocation - CL A	-2.28%	-4.49%	9.27%
Fidelity Adv Asset Allocation - CL A (incl. 5.75% sales charge)	-7.90%	-9.99%	2.99%
Fidelity Adv Asset Allocation Composite	-1.14%	-3.95%	9.00%
S&P 500 ®	-3.90%	-10.55%	5.55%
LB Aggregate Bond	5.14%	13.12%	14.90%
LB 3 Month T-Bill	2.96%	6.09%	14.09%
Flexible Portfolio Funds Average	-0.63%	-2.21%	n/a*

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Fidelity Advisor Asset Allocation Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 SMIndex, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3-Month Treasury Bill Index, weighted according to the fund's neutral mix . To measure how Class A's performance stacked up against its peers, you can compare it to the flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 249 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Life of fund
Fidelity Adv Asset Allocation - CL A	-4.49%	3.72%
Fidelity Adv Asset Allocation - CL A (incl. 5.75% sales charge)	-9.99%	1.22%
Fidelity Adv Asset Allocation Composite	-3.95%	3.62%

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Allocation Fund - Class A on December 28, 1998, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 2001, the value of the investment would have grown to $10,299 - a 2.99% increase on the initial investment. For comparison, look at how both the S&P 500® Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 Index would have grown to $10,555 - a 5.55% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $11,490 - a 14.90% increase. You can also look at how the Fidelity Advisor Asset Allocation Composite Index, a hypothetical combination of unmanaged indices, did over the same period. The composite index combines the total returns of the S&P 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3-Month T-Bill Index according to the fund's neutral mix.* With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $10,900 - a 9.00% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

* Currently 70% stocks, 25% bonds and 5% short-term/money market instruments.

Semiannual Report

Fidelity Advisor Asset Allocation Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Asset Allocation - CL T	-2.37%	-4.84%	8.59%
Fidelity Adv Asset Allocation - CL T (incl. 3.50% sales charge)	-5.79%	-8.17%	4.79%
Fidelity Adv Asset Allocation Composite	-1.14%	-3.95%	9.00%
S&P 500	-3.90%	-10.55%	5.55%
LB Aggregate Bond	5.14%	13.12%	14.90%
LB 3 Month T-Bill	2.96%	6.09%	14.09%
Flexible Portfolio Funds Average	-0.63%	-2.21%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Fidelity Advisor Asset Allocation Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3-Month Treasury Bill Index, weighted according to the fund's neutral mix . To measure how Class T's performance stacked up against its peers, you can compare it to the flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 249 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Life of fund
Fidelity Adv Asset Allocation - CL T	-4.84%	3.46%
Fidelity Adv Asset Allocation - CL T (incl. 3.50% sales charge)	-8.17%	1.95%
Fidelity Adv Asset Allocation Composite	-3.95%	3.62%

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Allocation Fund - Class T on December 28, 1998, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 2001, the value of the investment would have grown to $10,479 - a 4.79% increase on the initial investment. For comparison, look at how both the S&P 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 Index would have grown to $10,555 - a 5.55% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $11,490 a 14.90% increase. You can also look at how the Fidelity Advisor Asset Allocation Composite Index, a hypothetical combination of unmanaged indices, did over the same period. The composite index combines the total returns of the S&P 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3-Month T-Bill Index according to the fund's neutral mix.* With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $10,900 - a 9.00% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

* Currently 70% stocks, 25% bonds and 5% short-term/money market instruments.

Semiannual Report

Fidelity Advisor Asset Allocation Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the past six months, one year and life of fund total returns are 5%, 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Asset Allocation - CL B	-2.65%	-5.27%	7.44%
Fidelity Adv Asset Allocation - CL B (incl. contingent deferred sales charge)	-7.49%	-9.96%	4.44%
Fidelity Adv Asset Allocation Composite	-1.14%	-3.95%	9.00%
S&P 500	-3.90%	-10.55%	5.55%
LB Aggregate Bond	5.14%	13.12%	14.90%
LB 3 Month T-Bill	2.96%	6.09%	14.09%
Flexible Portfolio Funds Average	-0.63%	-2.21%	n/a*

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Fidelity Advisor Asset Allocation Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3-Month Treasury Bill Index, weighted according to the fund's neutral mix . To measure how Class B's performance stacked up against its peers, you can compare it to the flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 249 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Life of fund
Fidelity Adv Asset Allocation - CL B	-5.27%	3.00%
Fidelity Adv Asset Allocation - CL B (incl. contingent deferred sales charge)	-9.96%	1.81%
Fidelity Adv Asset Allocation Composite	-3.95%	3.62%

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Allocation Fund - Class B on December 28, 1998, when the fund started. As the chart shows, by May 31, 2001, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $10,444 - a 4.44% increase on the initial investment. For comparison, look at how both the S&P 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 Index would have grown to $10,555 - a 5.55% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $11,490 a 14.90% increase. You can also look at how the Fidelity Advisor Asset Allocation Composite Index, a hypothetical combination of unmanaged indices, did over the same period. The composite index combines the total returns of the S&P 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3-Month T-Bill Index according to the fund's neutral mix.* With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $10,900 - a 9.00% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

* Currently 70% stocks, 25% bonds and 5% short-term/money market instruments.

Semiannual Report

Fidelity Advisor Asset Allocation Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charge included in the past six months, one year and life of fund total returns are 1%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Asset Allocation - CL C	-2.66%	-5.28%	7.33%
Fidelity Adv Asset Allocation - CL C (incl. contingent deferred sales charge)	-3.62%	-6.22%	7.33%
Fidelity Adv Asset Allocation Composite	-1.14%	-3.95%	9.00%
S&P 500	-3.90%	-10.55%	5.55%
LB Aggregate Bond	5.14%	13.12%	14.90%
LB 3 Month T-Bill	2.96%	6.09%	14.09%
Flexible Portfolio Funds Average	-0.63%	-2.21%	n/a*

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Fidelity Advisor Asset Allocation Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3-Month Treasury Bill Index, weighted according to the fund's neutral mix . To measure how Class C's performance stacked up against its peers, you can compare it to the flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 249 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Life of fund
Fidelity Adv Asset Allocation - CL C	-5.28%	2.96%
Fidelity Adv Asset Allocation - CL C (incl. contingent deferred sales charge)	-6.22%	2.96%
Fidelity Adv Asset Allocation Composite	-3.95%	3.62%

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Allocation Fund - Class C on December 28, 1998, when the fund started. As the chart shows, by May 31, 2001, the value of the investment would have grown to $10,733 - a 7.33% increase on the initial investment. For comparison, look at how both the S&P 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 Index would have grown to $10,555 - a 5.55% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $11,490 - a 14.90% increase. You can also look at how the Fidelity Advisor Asset Allocation Composite Index, a hypothetical combination of unmanaged indices, did over the same period. The composite index combines the total returns of the S&P 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3-Month T-Bill Index according to the fund's neutral mix.* With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $10,900 - a 9.00% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

* Currently 70% stocks, 25% bonds and 5% short-term/money market instruments.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Concerns about a protracted slowdown in the U.S. economy cast a pall over most major equity markets during the six-month period that ended May 31, 2001. The effects of 2000's interest-rate hikes, combined with soaring energy costs, applied persistent downward pressure on corporate profits, threatening the viability of economic expansion. The earnings squeeze was particularly severe in the technology sector, which suffered from a broad curtailment in capital spending - the source of economic growth in recent years - induced by excess capacity and scarce available funding. The tech-laden NASDAQ Composite® Index sank 18.65%. The sector also influenced the direction of the Standard & Poor's 500SM Index, which fell 3.90%. The Federal Reserve Board responded to the economic slowdown by aggressively unwinding its previous tightening cycle with five half-point interest-rate cuts during the first five months of 2001. However, despite snapbacks in January and April, these actions weren't enough to spur sustained buying by tech-weary investors, who remained focused on value stocks and more defensive holdings in less volatile market segments. Stable blue chips in the Dow Jones Industrial AverageSM received considerable attention, rising 5.61%. In contrast, bonds did well relative to most equities, as the Lehman Brothers Aggregate Bond Index returned 5.14%. All spread sectors outperformed Treasuries during this time frame. Corporates, which languished throughout 2000, bounced back sharply during the spring in response to easing interest rates and federal tax cuts. Agencies benefited from reduced political risk surrounding government-sponsored enterprises, while a red-hot housing market aided discount mortgage securities.

(Portfolio Manager photograph)
An interview with Richard Habermann, Portfolio Manager of Fidelity Advisor Asset Allocation Fund

Q. How did the fund perform, Dick?

A. For the six months that ended May 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned -2.28%, -2.37%, -2.65% and -2.66%, respectively. For the same period, the Fidelity Advisor Asset Allocation Composite Index returned -1.14%, while the flexible portfolio funds average measured by Lipper Inc. returned -0.63%. For the 12-month period that ended May 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned -4.49%, -4.84%, -5.27% and -5.28%, respectively, while the Fidelity Composite index and Lipper average returned -3.95% and -2.21%, respectively.

Q. How did your asset allocation decisions influence performance during the past six months?

A. I maintained a slight tilt toward equities, allocating nearly 71% of net assets to stocks on average during the period. The fund's neutral allocation mix typically calls for 70% to be invested in stocks, 25% in bonds and 5% in short-term and money market instruments. Stocks generally did poorly relative to most other financial instruments, so having even the slightest emphasis here hurt, particularly versus our peers, which tended to own a much smaller concentration in stocks. Fixed-income securities, on the other hand, fared quite well. So, even though we lost ground to the index by underweighting bonds overall, we almost made up for it by allocating much of the bond subportfolio to high-yield securities - not represented in the benchmark - which more than doubled the return of investment-grade debt during the period and was a key positive behind the fund's return.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What drove the fund's equity holdings?

A. The equity portion of the fund slightly trailed the S&P 500 during the period. Given the particularly difficult environment for growth investing, Tom Sprague - who directed the fund's equity investments until January - gets high marks for finding the right names within the lagging technology sector. Equally important was his positioning in energy and more defensive areas of the market, such as health and nondurables. Bruce Herring took the reins as equity manager in early January. Despite some early period weakness, Bruce worked hard during the first five months of 2001 to get back close to even with the index, accomplished mainly through strong stock picking. The market proceeded to rotate toward Bruce's slight value bias, bidding up the fund's economically sensitive cyclical holdings, particularly retail, media, transportation and materials stocks. Top contributors for the period included Abercrombie & Fitch, Radio One, Philip Morris and BJ Services. On the downside, Redback, Celgene, Schering-Plough and CDW Computer Centers hurt us. The fund no longer held BJ Services, Redback or Celgene at the close of the period.

Q. How did the bond portion of the fund fare?

A. The high-yield sector was the biggest help to the fund, and diversification and timely trading were keys. Matt Conti deserves credit for avoiding some of the severe credit problems that plagued several corporate issuers during the period. The strong, Fed-induced liquidity rally in January was a rare opportunity for Matt to sell into strength, which allowed him to shed some lower-quality securities - mainly telecommunications issues - and add more higher-rated debt. In so doing, we managed to spread out our sector positioning and effectively improve our overall risk profile, while capturing an attractive yield advantage over Treasuries. Our investment-grade holdings, managed by Charlie Morrison, also performed nicely. We benefited the most from adding corporates opportunistically to what was an all-Treasury portfolio and trading them well early in the period.

Q. What about the fund's short-term/money market investments?

A. On average during the past six months, we invested a vast majority of Fidelity Advisor Asset Allocation's money market investments in a Fidelity money market mutual fund, managed by John Todd. Given their conservative nature in a volatile environment, these investments did what they're designed to do - provide steady returns to offset equity market volatility.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook?

A. In the near term, I feel that volatility will persist into the summer right through second quarter earnings season. Since I take a longer-term view in this fund, I'm currently choosing to keep a slight overweighting in equities and maintain a high-yield allocation, based on my cautious optimism for higher-risk assets over the next 12 months.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks income and capital growth consistent with reasonable risk

Start date: December 28, 1998

Size: as of May 31, 2001, more than $97 million

Manager: Richard Habermann, since inception; joined Fidelity in 1968

Dick Habermann prepares for a brighter day in the equity market:

"If you look back at post-war history, there's only one instance in which we've had back-to-back down years in the S&P 500, 1973-74. It's quite unusual for bonds to deliver the type of returns they have recently versus equities for as long as they have without some sort of reversal. So, I think before the year is over, probability suggests that a brighter day could be in store for equities.

"The market tends to anticipate improvement well before you can actually see it in earnings visibility. We had more ´dry powder' available in the fund during the period, in the form of a near-neutral equity weighting and higher-than-normal cash position, which gave us the flexibility to act quickly when we saw fit.

"For months now, many investment strategists have been calling for a market bottom. Thankfully, we have chosen to ignore most ´bottom calls,' many of which resulted in nothing more than temporary bear-market rallies. However, our experience is that markets hit bottom when most folks least expect it. Market and specific stock sentiment often give valuable clues about future market conditions. But you have to be very careful not to move too early, which, in the investment game, is often the equivalent of being wrong."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	2.5	2.5
Microsoft Corp.	2.2	0.4
Clear Channel Communications, Inc.	1.9	0.3
Radio One, Inc.	1.9	0.0
Pfizer, Inc.	1.8	1.0
Citigroup, Inc.	1.4	1.4
Exxon Mobil Corp.	1.4	1.8
SBC Communications, Inc.	1.2	0.6
Abercrombie & Fitch Co. Class A	1.2	0.0
Alcan, Inc.	1.2	0.0
	16.7
Top Ten Market Sectors as of May 31, 2001
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	12.1	6.1
Financials	12.0	9.6
Industrials	10.6	10.0
Information Technology	8.7	15.7
Health Care	7.4	10.8
Energy	3.4	4.9
Materials	3.1	0.9
Telecommunication Services	3.0	1.8
Consumer Staples	2.5	5.1
Utilities	0.6	0.5
Asset Allocation (% of fund's net assets)
As of May 31, 2001*		As of November 30, 2000 **
	Stock Class 77%		Stock Class 71%
	Bond Class 23%		Bond Class 16%
	Short-Term Class 0%		Short-Term Class 13%
* Foreign investments	4%	** Foreign investments	4%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts.

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 63.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.9%
Hotels, Restaurants & Leisure - 1.4%
Harrah's Entertainment, Inc. (a)	13,600	$ 497,352
Mandalay Resort Group (a)	7,600	192,204
Starwood Hotels & Resorts Worldwide, Inc. unit	8,900	336,687
Tricon Global Restaurants, Inc. (a)	6,300	287,910
		1,314,153
Household Durables - 1.2%
Black & Decker Corp.	4,000	158,600
Champion Enterprises, Inc. (a)	2,200	23,364
Clayton Homes, Inc.	8,900	130,919
KB HOME	15,000	381,150
Mohawk Industries, Inc. (a)	14,300	458,029
		1,152,062
Media - 5.2%
Clear Channel Communications, Inc. (a)	31,180	1,901,045
Omnicom Group, Inc.	7,820	727,886
Radio One, Inc.:
Class A	12,300	233,700
Class D (non-vtg.) (a)	93,100	1,659,973
Viacom, Inc. Class B (non-vtg.) (a)	10,454	602,569
		5,125,173
Multiline Retail - 0.6%
BJ's Wholesale Club, Inc. (a)	6,400	312,000
Kmart Corp. (a)	6,700	75,576
Kohls Corp. (a)	1,400	86,170
Wal-Mart Stores, Inc.	2,570	132,998
		606,744
Specialty Retail - 2.9%
Abercrombie & Fitch Co. Class A (a)	27,900	1,150,317
American Eagle Outfitters, Inc. (a)	3,000	110,250
Best Buy Co., Inc. (a)	1,500	79,725
CDW Computer Centers, Inc. (a)	1,500	59,790
Gap, Inc.	24,300	753,300
Home Depot, Inc.	5,025	247,682
Office Depot, Inc. (a)	48,400	442,376
Pacific Sunwear of California, Inc. (a)	1,000	23,000
		2,866,440
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles & Apparel - 0.6%
Coach, Inc.	16,740	$ 586,737
Jostens, Inc. warrants 5/1/10 (a)(f)	20	250
		586,987
TOTAL CONSUMER DISCRETIONARY		11,651,559
CONSUMER STAPLES - 2.5%
Food & Drug Retailing - 0.6%
CVS Corp.	5,200	285,480
Rite Aid Corp. (a)	200	1,674
Walgreen Co.	8,230	330,764
		617,918
Household Products - 0.4%
Colgate-Palmolive Co.	1,200	67,968
Procter & Gamble Co.	5,500	353,320
		421,288
Personal Products - 0.3%
Avon Products, Inc.	6,470	283,127
Tobacco - 1.2%
DIMON, Inc.	5,800	64,670
Philip Morris Companies, Inc.	21,330	1,096,575
		1,161,245
TOTAL CONSUMER STAPLES		2,483,578
ENERGY - 3.4%
Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	4,450	175,330
Halliburton Co.	4,800	224,352
Transocean Sedco Forex, Inc.	2,600	138,970
Weatherford International, Inc. (a)	4,800	270,576
		809,228
Oil & Gas - 2.6%
Chevron Corp.	3,900	374,595
Conoco, Inc. Class B	13,000	405,600
Exxon Mobil Corp.	15,510	1,376,513
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Occidental Petroleum Corp.	4,500	$ 134,865
Phillips Petroleum Co.	3,600	233,064
		2,524,637
TOTAL ENERGY		3,333,865
FINANCIALS - 12.0%
Banks - 4.4%
Bank of America Corp.	14,000	829,500
Bank of New York Co., Inc.	16,840	919,632
Bank One Corp.	23,500	930,600
Comerica, Inc.	2,600	147,940
First Union Corp.	3,700	119,325
FleetBoston Financial Corp.	1,500	62,385
PNC Financial Services Group, Inc.	3,100	214,675
SouthTrust Corp.	7,200	179,784
U.S. Bancorp	16,600	370,180
Wells Fargo & Co.	12,000	564,960
		4,338,981
Diversified Financials - 5.0%
American Express Co.	8,810	371,077
Citigroup, Inc.	26,986	1,383,033
Fannie Mae	12,350	1,018,134
Freddie Mac	11,050	731,510
Household International, Inc.	9,000	590,940
Merrill Lynch & Co., Inc.	6,400	415,808
Morgan Stanley Dean Witter & Co.	5,990	389,410
		4,899,912
Insurance - 2.6%
ACE Ltd.	3,600	139,500
AFLAC, Inc.	11,360	368,405
Allstate Corp.	3,800	171,076
American International Group, Inc.	12,520	1,014,120
Conseco, Inc.	10,300	179,426
Hartford Financial Services Group, Inc.	3,000	203,100
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Marsh & McLennan Companies, Inc.	2,500	$ 262,250
MBIA, Inc.	3,100	163,525
		2,501,402
TOTAL FINANCIALS		11,740,295
HEALTH CARE - 7.4%
Health Care Equipment & Supplies - 0.3%
Guidant Corp. (a)	8,600	322,930
Health Care Providers & Services - 1.6%
Cardinal Health, Inc.	7,620	548,564
HealthSouth Corp. (a)	81,820	1,039,114
		1,587,678
Pharmaceuticals - 5.5%
American Home Products Corp.	15,400	974,820
Bristol-Myers Squibb Co.	17,500	949,200
Eli Lilly & Co.	7,710	653,037
Merck & Co., Inc.	12,460	909,455
Pfizer, Inc.	42,093	1,805,347
Schering-Plough Corp.	1,470	61,667
		5,353,526
TOTAL HEALTH CARE		7,264,134
INDUSTRIALS - 10.6%
Aerospace & Defense - 1.9%
Alliant Techsystems, Inc. (a)	4,500	429,120
Boeing Co.	3,550	223,260
General Dynamics Corp.	7,810	605,431
United Technologies Corp.	7,590	632,323
		1,890,134
Air Freight & Couriers - 0.3%
Expeditors International of Washington, Inc.	3,920	252,409
Building Products - 0.2%
Masco Corp.	6,000	140,160
Commercial Services & Supplies - 1.1%
Cintas Corp.	7,300	340,472
Manpower, Inc.	23,300	745,600
		1,086,072
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - 0.2%
Emerson Electric Co.	3,100	$ 209,901
Industrial Conglomerates - 3.5%
General Electric Co.	50,070	2,453,415
Tyco International Ltd.	16,920	972,054
		3,425,469
Machinery - 0.6%
Danaher Corp.	730	45,975
Eaton Corp.	1,800	140,760
Ingersoll-Rand Co.	8,300	409,605
		596,340
Road & Rail - 2.8%
Burlington Northern Santa Fe Corp.	12,700	394,589
Canadian National Railway Co.	16,450	659,476
CSX Corp.	14,300	531,960
Union Pacific Corp.	19,600	1,127,000
		2,713,025
TOTAL INDUSTRIALS		10,313,510
INFORMATION TECHNOLOGY - 8.7%
Communications Equipment - 0.9%
CIENA Corp. (a)	3,300	178,695
Comverse Technology, Inc. (a)	7,630	442,540
SBA Communications Corp. Class A (a)	1,900	43,985
Spectrasite Holdings, Inc. (a)	33,400	245,490
		910,710
Computers & Peripherals - 1.7%
Dell Computer Corp. (a)	21,500	523,740
EMC Corp.	8,014	253,242
Gateway, Inc. (a)	15,400	257,180
International Business Machines Corp.	1,600	178,880
Lexmark International, Inc. Class A (a)	6,800	421,532
		1,634,574
Electronic Equipment & Instruments - 0.2%
Avnet, Inc.	1,900	46,816
Kent Electronics Corp. (a)	8,600	184,126
		230,942
Internet Software & Services - 0.4%
VeriSign, Inc. (a)	7,000	395,500
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Consulting & Services - 0.7%
Affiliated Computer Services, Inc. Class A (a)	9,000	$ 650,250
Semiconductor Equipment & Products - 1.6%
Altera Corp. (a)	7,200	172,800
Intel Corp.	20,480	553,165
KLA-Tencor Corp. (a)	3,700	190,994
LAM Research Corp. (a)	4,200	116,004
Micron Technology, Inc. (a)	13,500	506,250
Semtech Corp. (a)	600	16,152
		1,555,365
Software - 3.2%
Adobe Systems, Inc.	5,500	218,735
Computer Associates International, Inc.	21,400	606,904
Microsoft Corp. (a)	30,480	2,108,606
PeopleSoft, Inc. (a)	5,290	213,452
		3,147,697
TOTAL INFORMATION TECHNOLOGY		8,525,038
MATERIALS - 3.1%
Chemicals - 0.2%
Praxair, Inc.	4,700	236,363
Metals & Mining - 2.0%
Alcan, Inc.	25,700	1,150,260
Alcoa, Inc.	10,820	466,883
Massey Energy Corp.	12,800	298,240
		1,915,383
Paper & Forest Products - 0.9%
Georgia-Pacific Corp.	13,000	460,850
International Paper Co.	11,000	420,750
		881,600
TOTAL MATERIALS		3,033,346
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.9%
AT&T Corp.	11,100	234,987
BellSouth Corp.	21,500	886,445
Ono Finance PLC rights 5/31/09 (a)(f)	20	60
Qwest Communications International, Inc.	1,300	47,762
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.	27,200	$ 1,170,960
Verizon Communications	8,500	466,225
		2,806,439
Wireless Telecommunication Services - 0.1%
Sprint Corp. - PCS Group Series 1 (a)	6,000	132,000
TOTAL TELECOMMUNICATION SERVICES		2,938,439
UTILITIES - 0.6%
Electric Utilities - 0.2%
AES Corp. (a)	3,540	160,716
Multi-Utilities - 0.4%
Dynegy, Inc. Class A	1,500	73,950
Enron Corp.	6,500	343,915
		417,865
TOTAL UTILITIES		578,581
TOTAL COMMON STOCKS (Cost $57,278,610)		61,862,345
Nonconvertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
CSC Holdings, Inc.:
Series H, $11.75 pay-in-kind	600	66,150
Series M, $11.125 pay-in-kind	1,162	126,949
		193,099
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Nextel Communications, Inc. Series E, $111.25 pay-in-kind	70	43,400
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $249,426)		236,499
Corporate Bonds - 16.3%
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Hotels Restaurants & Leisure - 0.1%
Hilton Hotels Corp. 5% 5/15/06	Ba2	$ 90,000	$ 80,832
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Key Energy Services, Inc. 5% 9/15/04	B2	30,000	27,450
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Tenet Healthcare Corp. 6% 12/1/05	B1	40,000	37,175
Total Renal Care Holdings:
7% 5/15/09 (f)	B3	30,000	28,013
7% 5/15/09	B2	20,000	18,675
			83,863
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Waste Management, Inc. 4% 2/1/02	Ba1	10,000	9,850
TOTAL CONVERTIBLE BONDS			201,995
Nonconvertible Bonds - 16.1%
CONSUMER DISCRETIONARY - 6.0%
Auto Components - 0.1%
American Axle & Manufacturing, Inc. 9.75% 3/1/09	B1	25,000	25,000
Delco Remy International, Inc. 11% 5/1/09 (f)	B2	30,000	31,200
Lear Corp. 8.11% 5/15/09	Ba1	25,000	25,063
Tenneco Automotive, Inc. 11.625% 10/15/09	B2	55,000	25,850
			107,113
Hotels Restaurants & Leisure - 1.5%
AFC Enterprises, Inc. 10.25% 5/15/07	B2	20,000	20,900
Alliance Gaming Corp. 10% 8/1/07	B3	30,000	29,400
Anchor Gaming 9.875% 10/15/08	B1	15,000	16,069
Bally Total Fitness Holding Corp. 9.875% 10/15/07	B3	38,000	37,620
Boyd Gaming Corp. 9.5% 7/15/07	B1	10,000	9,650
Courtyard by Marriott II LP/Courtyard II Finance Co. 10.75% 2/1/08	Ba3	15,000	15,525
Domino's, Inc. 10.375% 1/15/09	B3	100,000	102,500
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels Restaurants & Leisure - continued
Felcor Lodging LP 8.5% 6/1/11 (f)	Ba2	$ 80,000	$ 79,200
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	60,000	61,050
HMH Properties, Inc. 7.875% 8/1/05	Ba2	135,000	133,650
Host Marriott LP 8.375% 2/15/06	Ba2	20,000	20,150
International Game Technology:
7.875% 5/15/04	Ba1	20,000	20,300
8.375% 5/15/09	Ba1	55,000	56,925
ITT Corp. 7.375% 11/15/15	Ba1	70,000	63,350
MGM Mirage, Inc. 8.375% 2/1/11	Ba2	85,000	85,850
Mohegan Tribal Gaming Authority:
8.125% 1/1/06	Ba2	30,000	30,600
8.75% 1/1/09	Ba3	70,000	72,275
Park Place Entertainment Corp.:
7.875% 12/15/05	Ba2	105,000	104,738
9.375% 2/15/07	Ba2	55,000	57,750
Premier Parks, Inc. 9.75% 6/15/07	B3	110,000	113,300
Station Casinos, Inc. 10.125% 3/15/06	B1	45,000	46,688
Tricon Global Restaurants, Inc.:
8.5% 4/15/06	Ba1	50,000	50,625
8.875% 4/15/11	Ba1	185,000	187,313
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	55,000	58,575
			1,474,003
Household Durables - 0.3%
D.R. Horton, Inc.:
8% 2/1/09	Ba1	115,000	112,700
9.375% 3/15/11	Ba3	85,000	84,575
Ryland Group, Inc. 9.75% 9/1/10	Ba2	100,000	105,500
			302,775
Internet & Catalog Retail - 0.0%
J. Crew Group, Inc. 0% 10/15/08 (e)	Caa3	60,000	31,200
Leisure Equipment & Products - 0.1%
Hasbro, Inc. 7.95% 3/15/03	Ba3	90,000	87,075
Media - 3.3%
ACME Television LLC/ACME Financial Corp. 10.875% 9/30/04	B3	35,000	33,075
Adelphia Communications Corp.:
7.5% 1/15/04	B2	35,000	33,600
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Adelphia Communications Corp.: - continued
9.875% 3/1/07	B2	$ 175,000	$ 176,750
10.5% 7/15/04	B2	15,000	15,413
Ascent Entertainment Group, Inc. 0% 12/15/04 (e)	Ba1	20,000	18,000
At Entertainment, Inc.:
0% 7/15/08 (e)	Caa1	90,000	34,200
0% 2/1/09 (e)	Caa1	25,000	10,750
British Sky Broadcasting Group PLC yankee 6.875% 2/23/09	Ba1	70,000	64,184
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (e)(f)	B2	180,000	106,650
8.625% 4/1/09	B2	230,000	220,225
10% 4/1/09	B2	90,000	92,700
10.25% 1/15/10	B2	60,000	61,800
10.75% 10/1/09	B2	25,000	26,375
11.125% 1/15/11	B2	140,000	148,400
Cinemark USA, Inc. 9.625% 8/1/08	Caa2	85,000	71,400
Citadel Broadcasting Co.:
9.25% 11/15/08	B3	100,000	112,000
10.25% 7/1/07	B3	75,000	82,500
CSC Holdings, Inc.:
9.25% 11/1/05	Ba3	30,000	30,750
9.875% 5/15/06	Ba3	10,000	10,463
9.875% 4/1/23	B1	15,000	16,013
10.5% 5/15/16	Ba3	105,000	116,288
Diamond Cable Communications PLC yankee 0% 2/15/07 (e)	B2	85,000	55,250
EchoStar DBS Corp. 9.25% 2/1/06	B1	225,000	226,125
Fox Family Worldwide, Inc.:
0% 11/1/07 (e)	B1	30,000	26,400
9.25% 11/1/07	B1	70,000	72,100
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 0% 9/15/07 (e)	B2	55,000	56,100
FrontierVision Holdings LP/FrontierVision Holdings Capital II Corp. 0% 9/15/07 (e)	Caa1	10,000	10,200
FrontierVision Operating Partners LP/ FrontierVision Capital Corp. 11% 10/15/06	B2	20,000	20,050
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Garden State Newspapers, Inc. 8.75% 10/1/09	B1	$ 120,000	$ 116,700
International Cabletel, Inc. 11.5% 2/1/06	B2	45,000	36,450
K-III Communications Corp. 8.5% 2/1/06	Ba3	60,000	58,500
LIN Television Corp. 8.375% 3/1/08	B2	65,000	62,400
LodgeNet Entertainment Corp. 10.25% 12/15/06	B1	5,000	5,050
NTL, Inc. 0% 4/1/08 (e)	B3	140,000	72,800
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B2	305,000	311,100
Radio One, Inc. 8.875% 7/1/11 (f)	B3	115,000	116,725
Satelites Mexicanos SA de CV 9.4% 6/30/04 (f)(h)	B1	45,000	40,950
Telemundo Holdings, Inc. 0% 8/15/08 (e)	B3	30,000	22,650
Telewest Communications PLC yankee:
0% 4/15/09 (e)	B2	10,000	5,400
0% 2/1/10 (e)	B2	30,000	15,900
9.875% 2/1/10	B2	125,000	116,250
11.25% 11/1/08	B2	20,000	19,600
Telewest PLC yankee:
9.625% 10/1/06	B2	10,000	9,300
11% 10/1/07	B2	150,000	145,500
UIH Australia/Pacific, Inc. 14% 5/15/06	Caa2	15,000	6,150
United Pan-Europe Communications NV yankee:
10.875% 8/1/09	Caa1	40,000	21,800
11.25% 2/1/10	B2	110,000	61,600
			3,192,586
Multiline Retail - 0.6%
Dillards, Inc.:
6.125% 11/1/03	Ba1	50,000	47,750
6.43% 8/1/04	Ba1	25,000	23,625
JCPenney Co., Inc.:
6.5% 6/15/02	Baa3	25,000	24,625
6.125% 11/15/03	Ba2	10,000	9,450
6.9% 8/15/26	Ba2	35,000	33,600
7.25% 4/1/02	Ba2	75,000	74,438
7.375% 6/15/04	Ba2	15,000	14,325
7.4% 4/1/37	Ba2	20,000	18,200
7.95% 4/1/17	Ba2	30,000	23,700
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Kmart Corp. 8.375% 12/1/04	Baa3	$ 115,000	$ 115,575
Saks, Inc. 7% 7/15/04	Ba1	145,000	137,025
			522,313
Textiles & Apparel - 0.1%
Levi Strauss & Co. 6.8% 11/1/03	Ba3	130,000	123,500
TOTAL CONSUMER DISCRETIONARY			5,840,565
CONSUMER STAPLES - 0.8%
Beverages - 0.0%
Canandaigua Brands, Inc. 8.5% 3/1/09	B1	5,000	5,075
Canandaigua Brands, Inc. 8.75% 12/15/03	B1	10,000	10,113
			15,188
Food & Drug Retailing - 0.6%
Fleming Companies, Inc. 10.125% 4/1/08 (f)	Ba3	90,000	93,375
Rite Aid Corp.:
6.875% 8/15/13	Caa3	30,000	22,200
6.875% 12/15/28 (f)	Caa3	40,000	27,200
7.125% 1/15/07	Caa3	110,000	92,400
7.625% 4/15/05	Caa3	30,000	26,400
7.7% 2/15/27	Caa3	15,000	10,950
10.5% 9/15/02 (f)	Caa1	200,000	206,000
Winn-Dixie Stores, Inc. 8.875% 4/1/08	Ba2	60,000	61,500
			540,025
Food Products - 0.1%
Del Monte Corp. 9.25% 5/15/11 (f)	B3	120,000	122,400
Kellogg Co. 6.6% 4/1/11 (f)	Baa2	10,000	9,772
			132,172
Tobacco - 0.1%
Philip Morris Companies, Inc. 7% 7/15/05	A2	70,000	72,206
TOTAL CONSUMER STAPLES			759,591
ENERGY - 0.7%
Energy Equipment & Services - 0.2%
DI Industries, Inc. 8.875% 7/1/07	B1	160,000	164,000
Key Energy Services, Inc. 8.375% 3/1/08 (f)	Ba3	50,000	51,500
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Lone Star Technologies, Inc. 9% 6/1/11 (f)	B1	$ 20,000	$ 20,200
Parker Drilling Co. 9.75% 11/15/06	B1	20,000	20,800
			256,500
Oil & Gas - 0.5%
Canadian Forest Oil Ltd. yankee 8.75% 9/15/07	B1	115,000	118,450
Chesapeake Energy Corp. 8.125% 4/1/11 (f)	B2	210,000	204,750
Cross Timbers Oil Co.:
8.75% 11/1/09	B1	5,000	5,238
9.25% 4/1/07	B1	35,000	36,925
Plains Resources, Inc. 10.25% 3/15/06	B2	5,000	5,150
Pogo Producing Co. 8.25% 4/15/11 (f)	B1	55,000	56,238
Tesoro Petroleum Corp. 9% 7/1/08	B1	35,000	36,225
			462,976
TOTAL ENERGY			719,476
FINANCIALS - 1.5%
Banks - 0.2%
Bank of America Corp. 7.8% 2/15/10	Aa3	20,000	21,244
Sovereign Bancorp, Inc. 8.625% 3/15/04	Ba3	120,000	121,800
			143,044
Diversified Financials - 0.7%
Abraxas Petroleum Corp./Canadian Abraxas Petroleum Ltd. 11.5% 11/1/04	Caa3	75,000	70,688
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08 (f)	Ba3	65,000	66,950
Citigroup, Inc. 7.25% 10/1/10	Aa3	35,000	36,384
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11 (f)	B1	75,000	75,938
Finova Capital Corp. 7.25% 11/8/04 (d)	Caa2	105,000	93,975
Ford Motor Credit Co. 7.875% 6/15/10	A2	35,000	36,968
GS Escrow Corp. 7% 8/1/03	Ba1	75,000	74,813
Madison River Capital LLC/Madison River Finance Corp. 13.25% 3/1/10	Caa1	25,000	12,500
Qwest Capital Funding, Inc. 7.75% 8/15/06	Baa1	70,000	73,730
SESI LLC 8.875% 5/15/11 (f)	B1	30,000	30,750
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Sprint Capital Corp. 6.125% 11/15/08	Baa1	$ 35,000	$ 32,471
Stone Container Finance Co. 11.5% 8/15/06 (f)	B2	10,000	10,400
TXU Eastern Funding yankee 6.15% 5/15/02	Baa1	35,000	35,189
Xerox Capital (Europe) PLC:
5.75% 5/15/02	Ba1	20,000	18,400
5.875% 5/15/04	A2	10,000	8,050
Xerox Credit Corp. 6.1% 12/16/03	Ba1	60,000	51,600
			728,806
Insurance - 0.3%
Conseco, Inc.:
6.4% 2/10/03	Baa3	70,000	65,800
8.5% 10/15/02	Baa3	75,000	74,063
8.75% 2/9/04	B1	80,000	76,000
9% 10/15/06	B1	75,000	70,500
			286,363
Real Estate - 0.3%
LNR Property Corp.:
9.375% 3/15/08	B1	145,000	145,725
10.5% 1/15/09	B1	40,000	41,300
Meditrust Corp. 7.82% 9/10/26	Ba3	90,000	84,600
WCI Communities, Inc. 10.625% 2/15/11 (f)	B1	25,000	26,375
			298,000
TOTAL FINANCIALS			1,456,213
HEALTH CARE - 0.8%
Health Care Providers & Services - 0.8%
AdvancePCS 8.5% 4/1/08 (f)	B1	85,000	86,700
Alliance Imaging, Inc. 10.375% 4/15/11 (f)	B3	40,000	41,200
Beverly Enterprises, Inc. 9.625% 4/15/09 (f)	B1	35,000	36,050
Columbia/HCA Healthcare Corp. 6.73% 7/15/45	Ba1	40,000	40,400
DaVita, Inc. 9.25% 4/15/11 (f)	B2	50,000	52,000
Dynacare, Inc. yankee 10.75% 1/15/06	B2	5,000	5,050
Express Scripts, Inc. 9.625% 6/15/09	Ba2	45,000	49,163
HCA - The Healthcare Co. 8.75% 9/1/10	Ba1	40,000	42,500
HealthSouth Corp.:
6.875% 6/15/05	Ba1	20,000	19,150
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HealthSouth Corp.: - continued
7% 6/15/08	Ba1	$ 15,000	$ 14,025
10.75% 10/1/08	Ba3	65,000	70,444
Magellan Health Services, Inc. 9.375% 11/15/07 (f)	B2	30,000	30,375
Omnicare, Inc. 8.125% 3/15/11 (f)	Ba2	45,000	45,900
Tenet Healthcare Corp. 8.125% 12/1/08	Ba3	25,000	25,813
Triad Hospitals Holdings, Inc. 11% 5/15/09	B2	50,000	54,625
Triad Hospitals, Inc. 8.75% 5/1/09 (f)	B1	115,000	118,450
Unilab Corp. 12.75% 10/1/09	B3	50,000	57,000
			788,845
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.3%
Alliant Techsystems, Inc. 8.5% 5/15/11 (f)	B2	50,000	50,750
BE Aerospace, Inc.:
8% 3/1/08	B2	25,000	24,125
8.875% 5/1/11 (f)	B2	40,000	40,200
Raytheon Co. 7.9% 3/1/03	Baa3	15,000	15,577
Sequa Corp.:
8.875% 4/1/08 (f)	Ba2	105,000	106,838
9% 8/1/09	Ba2	45,000	46,125
			283,615
Airlines - 0.2%
Air Canada 10.25% 3/15/11 (f)	B1	65,000	61,425
Northwest Airlines, Inc.:
8.375% 3/15/04	Ba2	50,000	49,500
8.52% 4/7/04	Ba2	35,000	34,650
			145,575
Building Products - 0.1%
American Standard, Inc.:
7.375% 2/1/08	Ba2	20,000	20,000
7.625% 2/15/10	Ba2	50,000	50,000
			70,000
Commercial Services & Supplies - 0.3%
Allied Waste North America, Inc.:
7.375% 1/1/04	Ba3	10,000	9,900
7.625% 1/1/06	Ba3	60,000	59,400
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Allied Waste North America, Inc.: - continued
7.875% 1/1/09	Ba3	$ 40,000	$ 39,800
Browning-Ferris Industries, Inc. 6.375% 1/15/08	Ba3	20,000	18,000
Iron Mountain, Inc. 8.75% 9/30/09	B2	70,000	71,400
Iron Mountain, Inc. 8.625% 4/1/13	B2	50,000	50,750
Universal Hospital Services, Inc. 10.25% 3/1/08	B3	55,000	48,675
World Color Press, Inc. 7.75% 2/15/09	Baa3	45,000	42,750
			340,675
Construction & Engineering - 0.0%
Anteon Corp. 12% 5/15/09	B3	20,000	19,400
Machinery - 0.3%
AGCO Corp. 9.5% 5/1/08 (f)	Ba3	80,000	76,800
Briggs & Stratton Corp. 8.875% 3/15/11 (f)	Ba1	10,000	10,025
Dresser, Inc. 9.375% 4/15/11 (f)	B2	60,000	61,800
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	B3	45,000	47,813
Navistar International Corp. 9.375% 6/1/06 (f)	Ba1	30,000	30,525
Numatics, Inc. 9.625% 4/1/08	Caa2	10,000	6,000
Terex Corp. 10.375% 4/1/11 (f)	B2	40,000	41,400
Tyco International Group SA yankee 6.875% 9/5/02	Baa1	35,000	35,818
			310,181
Marine - 0.1%
Transport Maritima Mexicana SA de CV yankee:
9.5% 5/15/03	Ba3	95,000	86,925
10.25% 11/15/06	Ba3	25,000	21,500
			108,425
Road & Rail - 0.1%
Kansas City Southern Railway Co. 9.5% 10/1/08	Ba2	20,000	21,000
TFM SA de CV yankee:
0% 6/15/09 (e)	B1	30,000	25,500
10.25% 6/15/07	B1	20,000	19,600
			66,100
TOTAL INDUSTRIALS			1,343,971
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.3%
Crown Castle International Corp.:
9.375% 8/1/11 (f)	B3	$ 60,000	$ 59,100
9.5% 8/1/11	B3	20,000	19,500
10.75% 8/1/11	B3	20,000	20,650
L-3 Communications Corp.:
8% 8/1/08	B1	80,000	80,400
10.375% 5/1/07	B1	10,000	10,650
Lucent Technologies, Inc. 6.9% 7/15/01	Baa3	55,000	54,725
Spectrasite Holdings, Inc. 0% 3/15/10 (e)	B3	60,000	27,600
			272,625
Electronic Equipment & Instruments - 0.1%
ChipPAC International Ltd. 12.75% 8/1/09	B3	70,000	67,025
Fisher Scientific International, Inc. 9% 2/1/08	B3	50,000	49,750
Millipore Corp. 7.5% 4/1/07	Ba2	15,000	14,213
			130,988
IT Consulting & Services - 0.2%
Unisys Corp.:
7.875% 4/1/08	Ba1	35,000	33,513
8.125% 6/1/06	Ba1	80,000	78,400
11.75% 10/15/04	Ba1	45,000	47,813
			159,726
Office Electronics - 0.1%
Mediacom LLC/Mediacom Capital Corp. 9.5% 1/15/13 (f)	B2	70,000	67,200
Xerox Corp.:
5.25% 12/15/03	Ba1	5,000	4,225
6.25% 11/15/26	Ba1	60,000	50,700
7.2% 4/1/16	A2	5,000	3,300
8.125% 4/15/02	Ba1	20,000	19,300
			144,725
Semiconductor Equipment & Products - 0.2%
Fairchild Semiconductor Corp.:
10.125% 3/15/07	B2	30,000	29,700
10.375% 10/1/07	B2	71,000	71,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Flextronics International Ltd. yankee:
8.75% 10/15/07	Ba3	$ 5,000	$ 4,900
9.875% 7/1/10	Ba3	75,000	75,938
			181,538
TOTAL INFORMATION TECHNOLOGY			889,602
MATERIALS - 1.2%
Chemicals - 0.5%
Acetex Corp. yankee 9.75% 10/1/03	B3	85,000	84,150
Avecia Group PLC yankee 11% 7/1/09	B2	70,000	72,800
Georgia Gulf Corp. 10.375% 11/1/07	B1	85,000	89,250
Huntsman Corp. 9.5% 7/1/07 (f)	Caa1	20,000	13,200
Huntsman ICI Chemicals LLC 10.125% 7/1/09	B2	15,000	15,150
Lyondell Chemical Co.:
9.625% 5/1/07	Ba3	10,000	10,375
9.875% 5/1/07	Ba3	100,000	103,250
Methanex Corp. yankee:
7.4% 8/15/02	Ba1	20,000	20,000
7.75% 8/15/05	Ba1	70,000	69,300
The Scotts Co. 8.625% 1/15/09	B2	40,000	40,600
			518,075
Containers & Packaging - 0.1%
Gaylord Container Corp.:
9.375% 6/15/07	Caa1	50,000	34,500
9.75% 6/15/07	Caa1	20,000	14,000
Packaging Corp. of America 9.625% 4/1/09	B1	40,000	43,000
			91,500
Metals & Mining - 0.4%
Century Aluminum Co. 11.75% 4/15/08 (f)	Ba3	65,000	69,550
Golden Northwest Aluminum, Inc. 12% 12/15/06	B3	35,000	19,600
Kaiser Aluminum & Chemical Corp.:
9.875% 2/15/02	B2	30,000	29,775
10.875% 10/15/06	B2	45,000	43,425
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Kaiser Aluminum & Chemical Corp.: - continued
12.75% 2/1/03	Caa1	$ 55,000	$ 50,050
P&L Coal Holdings Corp. 9.625% 5/15/08	B2	175,000	185,500
			397,900
Paper & Forest Products - 0.2%
Riverwood International Corp.:
10.25% 4/1/06	B3	75,000	76,500
10.625% 8/1/07	B3	10,000	10,325
Stone Container Corp. 9.75% 2/1/11 (f)	B2	35,000	36,313
Tembec Finance Corp. yankee 9.875% 9/30/05	Ba1	5,000	5,200
			128,338
TOTAL MATERIALS			1,135,813
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.7%
Citizens Communications Co. 8.5% 5/15/06	Baa2	50,000	51,146
France Telecom SA 7.2% 3/1/06 (f)	A3	35,000	36,185
Hyperion Telecommunications, Inc.:
12% 11/1/07	Caa1	25,000	10,750
12.25% 9/1/04	B3	35,000	29,225
13% 4/15/03	B3	30,000	23,100
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10 (f)	B1	35,000	37,975
Intermedia Communications, Inc.:
0% 7/15/07 (e)	B2	45,000	39,825
8.5% 1/15/08	B2	50,000	49,125
8.6% 6/1/08	B2	40,000	39,300
8.875% 11/1/07	B2	65,000	63,863
9.5% 3/1/09	B2	10,000	9,950
12.5% 5/15/06	B2	30,000	30,075
McCaw International Ltd. 0% 4/15/07 (e)	Caa1	26,000	13,000
Nextel International, Inc.:
0% 4/15/08 (e)	Caa1	115,000	42,550
12.75% 8/1/10	Caa1	10,000	5,500
NTL Communications Corp. 11.5% 10/1/08	B3	85,000	68,000
Telecomunicaciones de Puerto Rico, Inc. 6.15% 5/15/02	Baa1	70,000	70,412
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Tritel PCS, Inc. 10.375% 1/15/11 (f)	B3	$ 20,000	$ 19,300
Triton PCS, Inc. 9.375% 2/1/11 (f)	B3	40,000	39,900
			679,181
Wireless Telecommunication Services - 1.0%
American Tower Corp. 9.375% 2/1/09 (f)	B3	70,000	68,600
Dobson Communications Corp. 10.875% 7/1/10	B3	60,000	61,500
Echostar Broadband Corp. 10.375% 10/1/07	B1	150,000	153,750
Microcell Telecommunications, Inc. yankee 0% 6/1/06 (e)	B3	85,000	69,700
Millicom International Cellular SA yankee 0% 6/1/06 (e)	Caa1	100,000	88,000
Nextel Communications, Inc.:
0% 10/31/07 (e)	B1	355,000	246,725
9.375% 11/15/09	B1	175,000	141,750
Nextel Partners, Inc.:
0% 2/1/09 (e)	B3	30,000	18,300
11% 3/15/10	B3	5,000	4,125
Rogers Wireless, Inc. 9.625% 5/1/11 (f)	Baa3	50,000	51,500
VoiceStream Wireless Corp.:
0% 11/15/09 (e)	B2	15,000	12,188
10.375% 11/15/09	B2	70,000	80,325
			996,463
TOTAL TELECOMMUNICATION SERVICES			1,675,644
UTILITIES - 1.1%
Electric Utilities - 1.0%
AES Corp.:
8% 12/31/08	Ba1	5,000	4,800
8.375% 8/15/07	Ba3	5,000	4,863
8.5% 11/1/07	Ba3	80,000	78,000
8.75% 6/15/08	Ba1	70,000	69,830
9.375% 9/15/10	Ba1	195,000	198,900
Calpine Corp. 8.5% 2/15/11	Ba1	30,000	29,342
CMS Energy Corp.:
7.5% 1/15/09	Ba3	35,000	32,690
8.5% 4/15/11	Ba3	70,000	69,650
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
CMS Energy Corp.: - continued
9.875% 10/15/07	Ba3	$ 205,000	$ 217,300
Orion Power Holdings, Inc. 12% 5/1/10 (f)	Ba3	85,000	94,775
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	35,000	31,500
6.25% 3/1/04	B3	70,000	60,900
7.875% 3/1/02	B3	10,000	9,100
Southern California Edison Co. 6.25% 6/15/03	B3	10,000	8,900
Tiverton Power Associates LP/Rumford Power Associates LP 9% 7/15/18 (f)	Ba1	45,000	44,028
			954,578
Gas Utilities - 0.0%
Sempra Energy 7.95% 3/1/10	A2	35,000	34,553
Multi-Utilities - 0.1%
PG&E National Energy Group, Inc. 10.375% 5/16/11 (f)	Baa2	80,000	80,000
Water Utilities - 0.0%
Azurix Corp. 10.375% 2/15/07	Ba3	35,000	35,875
TOTAL UTILITIES			1,105,006
TOTAL NONCONVERTIBLE BONDS			15,714,726
TOTAL CORPORATE BONDS (Cost $15,646,994)			15,916,721
U.S. Government and Government Agency Obligations - 7.2%

U.S. Government Agency Obligations - 0.0%
Fannie Mae 6.25% 2/1/11	Aa2	10,000	9,922
Freddie Mac 5.875% 3/21/11	Aa2	10,000	9,645
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			19,567
U.S. Treasury Obligations - 7.2%
U.S. Treasury Bills, yield at date of purchase 3.54% 8/16/01		700,000	694,798
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds:
6.125% 11/15/27 (g)	Aaa	$ 515,000	$ 528,194
6.875% 8/15/25	Aaa	261,000	291,913
7.625% 2/15/25	Aaa	47,000	56,958
8.125% 8/15/19 (g)	Aaa	170,000	211,570
8.875% 8/15/17	Aaa	65,000	85,374
9.875% 11/15/15	Aaa	10,000	13,953
11.25% 2/15/15	Aaa	210,000	318,872
11.75% 2/15/10 (g)	Aaa	895,000	1,098,469
U.S. Treasury Notes:
4.75% 11/15/08	Aaa	1,022,000	985,913
5.75% 8/15/03	Aaa	1,035,000	1,064,435
5.875% 11/15/04	Aaa	361,000	373,805
6.5% 2/15/10	Aaa	965,000	1,036,169
7% 7/15/06	Aaa	260,000	282,467
TOTAL U.S. TREASURY OBLIGATIONS			7,042,890
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,039,403)			7,062,457
Asset-Backed Securities - 0.1%

Airplanes pass thru trust 10.875% 3/15/19 (Cost $87,637)	Ba2	118,524	71,114
Foreign Government and Government Agency Obligations - 0.0%

United Mexican States 8.375% 1/14/11 (Cost $14,548)	Baa3	15,000	15,000
Money Market Fund - 12.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.23% (c) (Cost $12,100,494)	12,100,494	$ 12,100,494
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $92,417,112)		97,264,630
NET OTHER ASSETS - 0.6%		547,394
NET ASSETS - 100%		$ 97,812,024
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
36 S&P 500 Stock Index Contracts	June 2001	$ 11,316,600	$ 187,465

The face value of futures purchased as a percentage of net assets - 11.6%
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,012,960 or 3.1% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $756,151.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	6.8%	AAA, AA, A	6.8%
Baa	0.9%	BBB	1.3%
Ba	5.6%	BB	5.2%
B	8.6%	B	8.7%
Caa	1.1%	CCC	0.3%
Ca, C	0.0%	CC, C	0.1%
		D	0.1%

Purchases and sales of securities, other than short-term securities, aggregated $99,044,263 and $69,692,210, respectively, of which long-term U.S. government and government agency obligations aggregated $7,023,056 and $3,670,602, respectively.

The market value of futures contracts opened and closed during the period amounted to $49,554,039 and $39,076,128, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $3,981 for the period.

Income Tax Information

At May 31, 2001, the aggregate cost of investment securities for income tax purposes was $92,831,837. Net unrealized appreciation aggregated $4,432,793, of which $7,166,239 related to appreciated investment securities and $2,733,446 related to depreciated investment securities.

At November 30, 2000, the fund had a capital loss carryforward of approximately $742,000 of which $348,000 and $394,000 will expire on November 30, 2007 and 2008, respectively.
The fund intends to elect to defer to its fiscal year ended November 30, 2001 approximately $1,167,000 of losses recognized during the period November 1, 2000 to November 30, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $92,417,112) - See accompanying schedule		$ 97,264,630
Receivable for investments sold		1,861,464
Receivable for fund shares sold		1,555,455
Dividends receivable		64,466
Interest receivable		435,437
Receivable for daily variation on futures contracts		69,582
Other receivables		238
Total assets		101,251,272
Liabilities
Payable for investments purchased	$ 3,174,867
Payable for fund shares redeemed	119,226
Accrued management fee	46,839
Distribution fees payable	50,666
Other payables and accrued expenses	47,650
Total liabilities		3,439,248
Net Assets		$ 97,812,024
Net Assets consist of:
Paid in capital		$ 102,831,668
Undistributed net investment income		302,258
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(10,356,632)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,034,730
Net Assets		$ 97,812,024

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($15,104,533÷1,415,754 shares)	$10.67
Maximum offering price per share (100/94.25 of $10.67)	$11.32
Class T: Net Asset Value and redemption price per share ($48,549,539÷4,568,520 shares)	$10.63
Maximum offering price per share (100/96.50 of $10.63)	$11.02
Class B: Net Asset Value and offering price per share ($21,405,332÷2,018,395 shares) A	$10.61
Class C: Net Asset Value and offering price per share ($11,785,810÷1,112,771 shares) A	$10.59
Institutional Class: Net Asset Value, offering price and redemption price per share ($966,810÷90,527 shares)	$10.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2001 (Unaudited)
Investment Income Dividends		$ 280,724
Interest		1,190,396
Total income		1,471,120
Expenses
Management fee	$ 247,578
Transfer agent fees	111,539
Distribution fees	270,664
Accounting fees and expenses	30,666
Non-interested trustees' compensation	144
Custodian fees and expenses	17,500
Registration fees	39,098
Audit	13,629
Legal	193
Miscellaneous	514
Total expenses before reductions	731,525
Expense reductions	(11,323)	720,202
Net investment income		750,918
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(6,589,182)
Foreign currency transactions	4,457
Futures contracts	(1,455,473)	(8,040,198)
Change in net unrealized appreciation (depreciation) on:
Investment securities	4,884,909
Assets and liabilities in foreign currencies	(232)
Futures contracts	311,912	5,196,589
Net gain (loss)		(2,843,609)
Net increase (decrease) in net assets resulting from operations		$ (2,092,691)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2001 (Unaudited)	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 750,918	$ 552,254
Net realized gain (loss)	(8,040,198)	(1,939,127)
Change in net unrealized appreciation (depreciation)	5,196,589	(1,444,560)
Net increase (decrease) in net assets resulting from operations	(2,092,691)	(2,831,433)
Distributions to shareholders from net investment income	(644,097)	(455,478)
Share transactions - net increase (decrease)	31,726,977	45,674,331
Total increase (decrease) in net assets	28,990,189	42,387,420
Net Assets
Beginning of period	68,821,835	26,434,415
End of period (including undistributed net investment income of $302,258 and $195,437, respectively)	$ 97,812,024	$ 68,821,835

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.02	$ 10.92	$ 10.00
Income from Investment Operations
Net investment income D	.12	.19	.12
Net realized and unrealized gain (loss)	(.37)	.08 E	.80
Total from investment operations	(.25)	.27	.92
Less Distributions
From net investment income	(.10)	(.17)	-
Net asset value, end of period	$ 10.67	$ 11.02	$ 10.92
Total Return B, C	(2.28)%	2.40%	9.20%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 15,105	$ 14,567	$ 1,819
Ratio of expenses to average net assets	1.31% A	1.51%	1.75% A, G
Ratio of expenses to average net assets after expense reductions	1.27% A, H	1.49% H	1.74% A, H
Ratio of net investment income to average net assets	2.21% A	1.64%	1.24% A
Portfolio turnover rate	195% A	193%	115% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.99	$ 10.89	$ 10.00
Income from Investment Operations
Net investment income D	.10	.16	.10
Net realized and unrealized gain (loss)	(.36)	.08 E	.79
Total from investment operations	(.26)	.24	.89
Less Distributions
From net investment income	(.10)	(.14)	-
Net asset value, end of period	$ 10.63	$ 10.99	$ 10.89
Total Return B, C	(2.37)%	2.14%	8.90%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 48,550	$ 25,527	$ 10,819
Ratio of expenses to average net assets	1.62% A	1.78%	2.00% A, G
Ratio of expenses to average net assets after expense reductions	1.60% A, H	1.76% H	1.99% A, H
Ratio of net investment income to average net assets	1.89% A	1.37%	.99% A
Portfolio turnover rate	195% A	193%	115% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.85	$ 10.00
Income from Investment Operations
Net investment income D	.07	.10	.05
Net realized and unrealized gain (loss)	(.36)	.09 E	.80
Total from investment operations	(.29)	.19	.85
Less Distributions
From net investment income	(.06)	(.08)	-
Net asset value, end of period	$ 10.61	$ 10.96	$ 10.85
Total Return B, C	(2.65)%	1.72%	8.50%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 21,405	$ 17,797	$ 8,603
Ratio of expenses to average net assets	2.10% A	2.27%	2.50% A, G
Ratio of expenses to average net assets after expense reductions	2.07% A, H	2.26% H	2.49% A, H
Ratio of net investment income to average net assets	1.41% A	.87%	.49% A
Portfolio turnover rate	195% A	193%	115% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.94	$ 10.85	$ 10.00
Income from Investment Operations
Net investment income D	.07	.10	.05
Net realized and unrealized gain (loss)	(.36)	.08 E	.80
Total from investment operations	(.29)	.18	.85
Less Distributions
From net investment income	(.06)	(.09)	-
Net asset value, end of period	$ 10.59	$ 10.94	$ 10.85
Total Return B, C	(2.66)%	1.62%	8.50%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 11,786	$ 9,737	$ 4,217
Ratio of expenses to average net assets	2.08% A	2.26%	2.50% A, G
Ratio of expenses to average net assets after expense reductions	2.05% A, H	2.24% H	2.49% A, H
Ratio of net investment income to average net assets	1.43% A	.88%	.49% A
Portfolio turnover rate	195% A	193%	115% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 10.95	$ 10.00
Income from Investment Operations
Net investment income D	.13	.22	.14
Net realized and unrealized gain (loss)	(.37)	.08 E	.81
Total from investment operations	(.24)	.30	.95
Less Distributions
From net investment income	(.12)	(.21)	-
Net asset value, end of period	$ 10.68	$ 11.04	$ 10.95
Total Return B, C	(2.18)%	2.66%	9.50%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 967	$ 1,193	$ 976
Ratio of expenses to average net assets	1.04% A	1.28%	1.50% A, G
Ratio of expenses to average net assets after expense reductions	1.02% A, H	1.26% H	1.49% A, H
Ratio of net investment income to average net assets	2.47% A	1.87%	1.49% A
Portfolio turnover rate	195% A	193%	115% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Asset Allocation Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income,which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, foreign currency transactions, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective December 1, 2001, the Fidelity Advisor Asset Allocation Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's schedule of investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities and the market value of future contracts opened and closed, is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 17,386	$ 704
Class T	100,340	-
Class B	98,307	73,764
Class C	54,631	24,972
	$ 270,664	$ 99,440

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 22,414	$ 6,852
Class T	32,648	6,710
Class B	14,601	14,601*
Class C	2,634	2,634*
	$ 72,297	$ 30,797

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 15,962	.23*
Class T	57,137	.29*
Class B	24,750	.26*
Class C	12,624	.23*
Institutional Class	1,066	.21*
	$ 111,539

* Annualized

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in one or more open-end money market funds managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. These funds (collectively referred to as the "Central Funds") are only available to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital, liquidity, and current income and do not pay a management fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

The Fidelity Cash Central Fund is principally used for allocations of available cash. Income distributions from the Central Funds are recorded as interest income in the accompanying financial statements. Distributions from the Central Funds to the fund totaled $323,551 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of fund's schedule of investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Expense Reductions.

Certain security trades were directed to brokers who paid $9,230 of the fund's expenses. In addition through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period credits reduced the fund's custody and expenses by $680. During the period credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction

Class A	$ 1,413

7. Beneficial Interest.

At the end of the period, two shareholders were each record owners of more than 10% of the total outstanding shares of the fund, totaling 25%.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2001	Year ended November 30, 2000
From net investment income
Class A	$ 123,492	$ 100,116
Class T	342,126	195,730
Class B	106,996	86,399
Class C	60,347	53,592
Institutional Class	11,136	19,641
Total	$ 644,097	$ 455,478

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2001	2000	2001	2000

Class A Shares sold	419,427	1,532,846	$ 4,371,411	$ 18,932,992
Reinvestment of distributions	11,328	8,225	122,222	98,859
Shares redeemed	(337,062)	(385,700)	(3,660,395)	(4,377,165)
Net increase (decrease)	93,693	1,155,371	$ 833,238	$ 14,654,686
Class T Shares sold	2,771,999	1,901,887	$ 29,939,954	$ 22,228,420
Reinvestment of distributions	31,175	16,247	333,376	189,568
Shares redeemed	(557,341)	(588,710)	(5,862,758)	(6,908,775)
Net increase (decrease)	2,245,833	1,329,424	$ 24,410,572	$ 15,509,213
Class B Shares sold	524,014	1,039,656	$ 5,604,360	$ 12,025,779
Reinvestment of distributions	8,671	6,438	93,008	74,874
Shares redeemed	(138,755)	(214,225)	(1,450,158)	(2,526,551)
Net increase (decrease)	393,930	831,869	$ 4,247,210	$ 9,574,102
Class C Shares sold	351,281	669,361	$ 3,778,246	$ 7,697,489
Reinvestment of distributions	4,842	3,915	51,857	45,572
Shares redeemed	(133,621)	(171,822)	(1,406,624)	(2,016,488)
Net increase (decrease)	222,502	501,454	$ 2,423,479	$ 5,726,573
Institutional Class Shares sold	32,418	46,000	$ 364,068	$ 535,641
Reinvestment of distributions	701	1,075	7,570	12,478
Shares redeemed	(50,738)	(28,074)	(559,160)	(338,362)
Net increase (decrease)	(17,619)	19,001	$ (187,522)	$ 209,757

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Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

Richard C. Habermann, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles*

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

* Independent trustees

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

AAL-SANN-0701 138749
1.721273.102

Fidelity® Advisor

Asset Allocation

Fund - Institutional Class

Semiannual Report

May 31, 2001

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Asset Allocation Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Asset Allocation - Inst CL	-2.18%	-4.32%	9.95%
Fidelity Adv Asset Allocation Composite	-1.14%	-3.95%	9.00%
S&P 500®	-3.90%	-10.55%	5.55%
LB Aggregate Bond	5.14%	13.12%	14.90%
LB 3 Month T-Bill	2.96%	6.09%	14.09%
Flexible Portfolio Funds Average	-0.63%	-2.21%	n/a*

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Fidelity Advisor Asset Allocation Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500SM  Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3-Month Treasury Bill Index, weighted according to the fund's neutral mix . To measure how Institutional Class performance stacked up against its peers, you can compare it to the flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 249 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Life of fund
Fidelity Adv Asset Allocation - Inst CL	-4.32%	3.99%
Fidelity Adv Asset Allocation Composite	-3.95%	3.62%

Average annual total returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Allocation Fund - Institutional Class on December 28, 1998, when the fund started. As the chart shows, by May 31, 2001, the value of the investment would have grown to $10,995 - a 9.95% increase on the initial investment. For comparison, look at how both the S&P 500® Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 Index would have grown to $10,555 a 5.55% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $11,490 a 14.90% increase. You can also look at how the Fidelity Advisor Asset Allocation Composite Index, a hypothetical combination of unmanaged indices, did over the same period. The composite index combines the total returns of the S&P 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3-Month T-Bill Index according to the fund's neutral mix.* With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $10,900 - a 9.00% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

* Currently 70% stocks, 25% bonds and 5% short-term/money market instruments.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Concerns about a protracted slowdown in the U.S. economy cast a pall over most major equity markets during the six-month period that ended May 31, 2001. The effects of 2000's interest-rate hikes, combined with soaring energy costs, applied persistent downward pressure on corporate profits, threatening the viability of economic expansion. The earnings squeeze was particularly severe in the technology sector, which suffered from a broad curtailment in capital spending - the source of economic growth in recent years - induced by excess capacity and scarce available funding. The tech-laden NASDAQ Composite® Index sank 18.65%. The sector also influenced the direction of the Standard & Poor's 500SM Index, which fell 3.90%. The Federal Reserve Board responded to the economic slowdown by aggressively unwinding its previous tightening cycle with five half-point interest-rate cuts during the first five months of 2001. However, despite snapbacks in January and April, these actions weren't enough to spur sustained buying by tech-weary investors, who remained focused on value stocks and more defensive holdings in less volatile market segments. Stable blue chips in the Dow Jones Industrial AverageSM received considerable attention, rising 5.61%. In contrast, bonds did well relative to most equities, as the Lehman Brothers Aggregate Bond Index returned 5.14%. All spread sectors outperformed Treasuries during this time frame. Corporates, which languished throughout 2000, bounced back sharply during the spring in response to easing interest rates and federal tax cuts. Agencies benefited from reduced political risk surrounding government-sponsored enterprises, while a red-hot housing market aided discount mortgage securities.

(Portfolio Manager photograph)
An interview with Richard Habermann, Portfolio Manager of Fidelity Advisor Asset Allocation Fund

Q. How did the fund perform, Dick?

A. For the six months that ended May 31, 2001, the fund's Institutional Class shares returned -2.18%. In comparison, the Fidelity Advisor Asset Allocation Composite Index returned -1.14%, while the flexible portfolio funds average measured by Lipper Inc. returned -0.63%. For the 12-month period that ended May 31, 2001, the fund's Institutional Class shares returned -4.32%, while the Fidelity Composite index and Lipper average returned -3.95% and -2.21%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. How did your asset allocation decisions influence performance during the past six months?

A. I maintained a slight tilt toward equities, allocating nearly 71% of net assets to stocks on average during the period. The fund's neutral allocation mix typically calls for 70% to be invested in stocks, 25% in bonds and 5% in short-term and money market instruments. Stocks generally did poorly relative to most other financial instruments, so having even the slightest emphasis here hurt, particularly versus our peers, which tended to own a much smaller concentration in stocks. Fixed-income securities, on the other hand, fared quite well. So, even though we lost ground to the index by underweighting bonds overall, we almost made up for it by allocating much of the bond subportfolio to high-yield securities - not represented in the benchmark - which more than doubled the return of investment-grade debt during the period and was a key positive behind the fund's return.

Q. What drove the fund's equity holdings?

A. The equity portion of the fund slightly trailed the S&P 500 during the period. Given the particularly difficult environment for growth investing, Tom Sprague - who directed the fund's equity investments until January - gets high marks for finding the right names within the lagging technology sector. Equally important was his positioning in energy and more defensive areas of the market, such as health and nondurables. Bruce Herring took the reins as equity manager in early January. Despite some early period weakness, Bruce worked hard during the first five months of 2001 to get back close to even with the index, accomplished mainly through strong stock picking. The market proceeded to rotate toward Bruce's slight value bias, bidding up the fund's economically sensitive cyclical holdings, particularly retail, media, transportation and materials stocks. Top contributors for the period included Abercrombie & Fitch, Radio One, Philip Morris and BJ Services. On the downside, Redback, Celgene, Schering-Plough and CDW Computer Centers hurt us. The fund no longer held BJ Services, Redback or Celgene at the close of the period.

Q. How did the bond portion of the fund fare?

A. The high-yield sector was the biggest help to the fund, and diversification and timely trading were keys. Matt Conti deserves credit for avoiding some of the severe credit problems that plagued several corporate issuers during the period. The strong, Fed-induced liquidity rally in January was a rare opportunity for Matt to sell into strength, which allowed him to shed some lower-quality securities - mainly telecommunications issues - and add more higher-rated debt. In so doing, we managed to spread out our sector positioning and effectively improve our overall risk profile, while capturing an attractive yield advantage over Treasuries. Our investment-grade holdings, managed by Charlie Morrison, also performed nicely. We benefited the most from adding corporates opportunistically to what was an all-Treasury portfolio and trading them well early in the period.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What about the fund's short-term/money market investments?

A. On average during the past six months, we invested a vast majority of Fidelity Advisor Asset Allocation's money market investments in a Fidelity money market mutual fund, managed by John Todd. Given their conservative nature in a volatile environment, these investments did what they're designed to do - provide steady returns to offset equity market volatility.

Q. What's your outlook?

A. In the near term, I feel that volatility will persist into the summer right through second quarter earnings season. Since I take a longer-term view in this fund, I'm currently choosing to keep a slight overweighting in equities and maintain a high-yield allocation, based on my cautious optimism for higher-risk assets over the next 12 months.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks income and capital growth consistent with reasonable risk

Start date: December 28, 1998

Size: as of May 31, 2001, more than $97 million

Manager: Richard Habermann, since inception; joined Fidelity in 1968

Dick Habermann prepares for a brighter day in the equity market:

"If you look back at post-war history, there's only one instance in which we've had back-to-back down years in the S&P 500, 1973-74. It's quite unusual for bonds to deliver the type of returns they have recently versus equities for as long as they have without some sort of reversal. So, I think before the year is over, probability suggests that a brighter day could be in store for equities.

"The market tends to anticipate improvement well before you can actually see it in earnings visibility. We had more ´dry powder' available in the fund during the period, in the form of a near-neutral equity weighting and higher-than-normal cash position, which gave us the flexibility to act quickly when we saw fit.

"For months now, many investment strategists have been calling for a market bottom. Thankfully, we have chosen to ignore most ´bottom calls,' many of which resulted in nothing more than temporary bear-market rallies. However, our experience is that markets hit bottom when most folks least expect it. Market and specific stock sentiment often give valuable clues about future market conditions. But you have to be very careful not to move too early, which, in the investment game, is often the equivalent of being wrong."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	2.5	2.5
Microsoft Corp.	2.2	0.4
Clear Channel Communications, Inc.	1.9	0.3
Radio One, Inc.	1.9	0.0
Pfizer, Inc.	1.8	1.0
Citigroup, Inc.	1.4	1.4
Exxon Mobil Corp.	1.4	1.8
SBC Communications, Inc.	1.2	0.6
Abercrombie & Fitch Co. Class A	1.2	0.0
Alcan, Inc.	1.2	0.0
	16.7
Top Ten Market Sectors as of May 31, 2001
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	12.1	6.1
Financials	12.0	9.6
Industrials	10.6	10.0
Information Technology	8.7	15.7
Health Care	7.4	10.8
Energy	3.4	4.9
Materials	3.1	0.9
Telecommunication Services	3.0	1.8
Consumer Staples	2.5	5.1
Utilities	0.6	0.5
Asset Allocation (% of fund's net assets)
As of May 31, 2001*		As of November 30, 2000 **
	Stock Class 77%		Stock Class 71%
	Bond Class 23%		Bond Class 16%
	Short-Term Class 0%		Short-Term Class 13%
* Foreign investments	4%	** Foreign investments	4%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts.

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 63.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.9%
Hotels, Restaurants & Leisure - 1.4%
Harrah's Entertainment, Inc. (a)	13,600	$ 497,352
Mandalay Resort Group (a)	7,600	192,204
Starwood Hotels & Resorts Worldwide, Inc. unit	8,900	336,687
Tricon Global Restaurants, Inc. (a)	6,300	287,910
		1,314,153
Household Durables - 1.2%
Black & Decker Corp.	4,000	158,600
Champion Enterprises, Inc. (a)	2,200	23,364
Clayton Homes, Inc.	8,900	130,919
KB HOME	15,000	381,150
Mohawk Industries, Inc. (a)	14,300	458,029
		1,152,062
Media - 5.2%
Clear Channel Communications, Inc. (a)	31,180	1,901,045
Omnicom Group, Inc.	7,820	727,886
Radio One, Inc.:
Class A	12,300	233,700
Class D (non-vtg.) (a)	93,100	1,659,973
Viacom, Inc. Class B (non-vtg.) (a)	10,454	602,569
		5,125,173
Multiline Retail - 0.6%
BJ's Wholesale Club, Inc. (a)	6,400	312,000
Kmart Corp. (a)	6,700	75,576
Kohls Corp. (a)	1,400	86,170
Wal-Mart Stores, Inc.	2,570	132,998
		606,744
Specialty Retail - 2.9%
Abercrombie & Fitch Co. Class A (a)	27,900	1,150,317
American Eagle Outfitters, Inc. (a)	3,000	110,250
Best Buy Co., Inc. (a)	1,500	79,725
CDW Computer Centers, Inc. (a)	1,500	59,790
Gap, Inc.	24,300	753,300
Home Depot, Inc.	5,025	247,682
Office Depot, Inc. (a)	48,400	442,376
Pacific Sunwear of California, Inc. (a)	1,000	23,000
		2,866,440
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles & Apparel - 0.6%
Coach, Inc.	16,740	$ 586,737
Jostens, Inc. warrants 5/1/10 (a)(f)	20	250
		586,987
TOTAL CONSUMER DISCRETIONARY		11,651,559
CONSUMER STAPLES - 2.5%
Food & Drug Retailing - 0.6%
CVS Corp.	5,200	285,480
Rite Aid Corp. (a)	200	1,674
Walgreen Co.	8,230	330,764
		617,918
Household Products - 0.4%
Colgate-Palmolive Co.	1,200	67,968
Procter & Gamble Co.	5,500	353,320
		421,288
Personal Products - 0.3%
Avon Products, Inc.	6,470	283,127
Tobacco - 1.2%
DIMON, Inc.	5,800	64,670
Philip Morris Companies, Inc.	21,330	1,096,575
		1,161,245
TOTAL CONSUMER STAPLES		2,483,578
ENERGY - 3.4%
Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	4,450	175,330
Halliburton Co.	4,800	224,352
Transocean Sedco Forex, Inc.	2,600	138,970
Weatherford International, Inc. (a)	4,800	270,576
		809,228
Oil & Gas - 2.6%
Chevron Corp.	3,900	374,595
Conoco, Inc. Class B	13,000	405,600
Exxon Mobil Corp.	15,510	1,376,513
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Occidental Petroleum Corp.	4,500	$ 134,865
Phillips Petroleum Co.	3,600	233,064
		2,524,637
TOTAL ENERGY		3,333,865
FINANCIALS - 12.0%
Banks - 4.4%
Bank of America Corp.	14,000	829,500
Bank of New York Co., Inc.	16,840	919,632
Bank One Corp.	23,500	930,600
Comerica, Inc.	2,600	147,940
First Union Corp.	3,700	119,325
FleetBoston Financial Corp.	1,500	62,385
PNC Financial Services Group, Inc.	3,100	214,675
SouthTrust Corp.	7,200	179,784
U.S. Bancorp	16,600	370,180
Wells Fargo & Co.	12,000	564,960
		4,338,981
Diversified Financials - 5.0%
American Express Co.	8,810	371,077
Citigroup, Inc.	26,986	1,383,033
Fannie Mae	12,350	1,018,134
Freddie Mac	11,050	731,510
Household International, Inc.	9,000	590,940
Merrill Lynch & Co., Inc.	6,400	415,808
Morgan Stanley Dean Witter & Co.	5,990	389,410
		4,899,912
Insurance - 2.6%
ACE Ltd.	3,600	139,500
AFLAC, Inc.	11,360	368,405
Allstate Corp.	3,800	171,076
American International Group, Inc.	12,520	1,014,120
Conseco, Inc.	10,300	179,426
Hartford Financial Services Group, Inc.	3,000	203,100
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Marsh & McLennan Companies, Inc.	2,500	$ 262,250
MBIA, Inc.	3,100	163,525
		2,501,402
TOTAL FINANCIALS		11,740,295
HEALTH CARE - 7.4%
Health Care Equipment & Supplies - 0.3%
Guidant Corp. (a)	8,600	322,930
Health Care Providers & Services - 1.6%
Cardinal Health, Inc.	7,620	548,564
HealthSouth Corp. (a)	81,820	1,039,114
		1,587,678
Pharmaceuticals - 5.5%
American Home Products Corp.	15,400	974,820
Bristol-Myers Squibb Co.	17,500	949,200
Eli Lilly & Co.	7,710	653,037
Merck & Co., Inc.	12,460	909,455
Pfizer, Inc.	42,093	1,805,347
Schering-Plough Corp.	1,470	61,667
		5,353,526
TOTAL HEALTH CARE		7,264,134
INDUSTRIALS - 10.6%
Aerospace & Defense - 1.9%
Alliant Techsystems, Inc. (a)	4,500	429,120
Boeing Co.	3,550	223,260
General Dynamics Corp.	7,810	605,431
United Technologies Corp.	7,590	632,323
		1,890,134
Air Freight & Couriers - 0.3%
Expeditors International of Washington, Inc.	3,920	252,409
Building Products - 0.2%
Masco Corp.	6,000	140,160
Commercial Services & Supplies - 1.1%
Cintas Corp.	7,300	340,472
Manpower, Inc.	23,300	745,600
		1,086,072
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - 0.2%
Emerson Electric Co.	3,100	$ 209,901
Industrial Conglomerates - 3.5%
General Electric Co.	50,070	2,453,415
Tyco International Ltd.	16,920	972,054
		3,425,469
Machinery - 0.6%
Danaher Corp.	730	45,975
Eaton Corp.	1,800	140,760
Ingersoll-Rand Co.	8,300	409,605
		596,340
Road & Rail - 2.8%
Burlington Northern Santa Fe Corp.	12,700	394,589
Canadian National Railway Co.	16,450	659,476
CSX Corp.	14,300	531,960
Union Pacific Corp.	19,600	1,127,000
		2,713,025
TOTAL INDUSTRIALS		10,313,510
INFORMATION TECHNOLOGY - 8.7%
Communications Equipment - 0.9%
CIENA Corp. (a)	3,300	178,695
Comverse Technology, Inc. (a)	7,630	442,540
SBA Communications Corp. Class A (a)	1,900	43,985
Spectrasite Holdings, Inc. (a)	33,400	245,490
		910,710
Computers & Peripherals - 1.7%
Dell Computer Corp. (a)	21,500	523,740
EMC Corp.	8,014	253,242
Gateway, Inc. (a)	15,400	257,180
International Business Machines Corp.	1,600	178,880
Lexmark International, Inc. Class A (a)	6,800	421,532
		1,634,574
Electronic Equipment & Instruments - 0.2%
Avnet, Inc.	1,900	46,816
Kent Electronics Corp. (a)	8,600	184,126
		230,942
Internet Software & Services - 0.4%
VeriSign, Inc. (a)	7,000	395,500
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Consulting & Services - 0.7%
Affiliated Computer Services, Inc. Class A (a)	9,000	$ 650,250
Semiconductor Equipment & Products - 1.6%
Altera Corp. (a)	7,200	172,800
Intel Corp.	20,480	553,165
KLA-Tencor Corp. (a)	3,700	190,994
LAM Research Corp. (a)	4,200	116,004
Micron Technology, Inc. (a)	13,500	506,250
Semtech Corp. (a)	600	16,152
		1,555,365
Software - 3.2%
Adobe Systems, Inc.	5,500	218,735
Computer Associates International, Inc.	21,400	606,904
Microsoft Corp. (a)	30,480	2,108,606
PeopleSoft, Inc. (a)	5,290	213,452
		3,147,697
TOTAL INFORMATION TECHNOLOGY		8,525,038
MATERIALS - 3.1%
Chemicals - 0.2%
Praxair, Inc.	4,700	236,363
Metals & Mining - 2.0%
Alcan, Inc.	25,700	1,150,260
Alcoa, Inc.	10,820	466,883
Massey Energy Corp.	12,800	298,240
		1,915,383
Paper & Forest Products - 0.9%
Georgia-Pacific Corp.	13,000	460,850
International Paper Co.	11,000	420,750
		881,600
TOTAL MATERIALS		3,033,346
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.9%
AT&T Corp.	11,100	234,987
BellSouth Corp.	21,500	886,445
Ono Finance PLC rights 5/31/09 (a)(f)	20	60
Qwest Communications International, Inc.	1,300	47,762
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.	27,200	$ 1,170,960
Verizon Communications	8,500	466,225
		2,806,439
Wireless Telecommunication Services - 0.1%
Sprint Corp. - PCS Group Series 1 (a)	6,000	132,000
TOTAL TELECOMMUNICATION SERVICES		2,938,439
UTILITIES - 0.6%
Electric Utilities - 0.2%
AES Corp. (a)	3,540	160,716
Multi-Utilities - 0.4%
Dynegy, Inc. Class A	1,500	73,950
Enron Corp.	6,500	343,915
		417,865
TOTAL UTILITIES		578,581
TOTAL COMMON STOCKS (Cost $57,278,610)		61,862,345
Nonconvertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
CSC Holdings, Inc.:
Series H, $11.75 pay-in-kind	600	66,150
Series M, $11.125 pay-in-kind	1,162	126,949
		193,099
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Nextel Communications, Inc. Series E, $111.25 pay-in-kind	70	43,400
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $249,426)		236,499
Corporate Bonds - 16.3%
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Hotels Restaurants & Leisure - 0.1%
Hilton Hotels Corp. 5% 5/15/06	Ba2	$ 90,000	$ 80,832
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Key Energy Services, Inc. 5% 9/15/04	B2	30,000	27,450
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Tenet Healthcare Corp. 6% 12/1/05	B1	40,000	37,175
Total Renal Care Holdings:
7% 5/15/09 (f)	B3	30,000	28,013
7% 5/15/09	B2	20,000	18,675
			83,863
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Waste Management, Inc. 4% 2/1/02	Ba1	10,000	9,850
TOTAL CONVERTIBLE BONDS			201,995
Nonconvertible Bonds - 16.1%
CONSUMER DISCRETIONARY - 6.0%
Auto Components - 0.1%
American Axle & Manufacturing, Inc. 9.75% 3/1/09	B1	25,000	25,000
Delco Remy International, Inc. 11% 5/1/09 (f)	B2	30,000	31,200
Lear Corp. 8.11% 5/15/09	Ba1	25,000	25,063
Tenneco Automotive, Inc. 11.625% 10/15/09	B2	55,000	25,850
			107,113
Hotels Restaurants & Leisure - 1.5%
AFC Enterprises, Inc. 10.25% 5/15/07	B2	20,000	20,900
Alliance Gaming Corp. 10% 8/1/07	B3	30,000	29,400
Anchor Gaming 9.875% 10/15/08	B1	15,000	16,069
Bally Total Fitness Holding Corp. 9.875% 10/15/07	B3	38,000	37,620
Boyd Gaming Corp. 9.5% 7/15/07	B1	10,000	9,650
Courtyard by Marriott II LP/Courtyard II Finance Co. 10.75% 2/1/08	Ba3	15,000	15,525
Domino's, Inc. 10.375% 1/15/09	B3	100,000	102,500
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels Restaurants & Leisure - continued
Felcor Lodging LP 8.5% 6/1/11 (f)	Ba2	$ 80,000	$ 79,200
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	60,000	61,050
HMH Properties, Inc. 7.875% 8/1/05	Ba2	135,000	133,650
Host Marriott LP 8.375% 2/15/06	Ba2	20,000	20,150
International Game Technology:
7.875% 5/15/04	Ba1	20,000	20,300
8.375% 5/15/09	Ba1	55,000	56,925
ITT Corp. 7.375% 11/15/15	Ba1	70,000	63,350
MGM Mirage, Inc. 8.375% 2/1/11	Ba2	85,000	85,850
Mohegan Tribal Gaming Authority:
8.125% 1/1/06	Ba2	30,000	30,600
8.75% 1/1/09	Ba3	70,000	72,275
Park Place Entertainment Corp.:
7.875% 12/15/05	Ba2	105,000	104,738
9.375% 2/15/07	Ba2	55,000	57,750
Premier Parks, Inc. 9.75% 6/15/07	B3	110,000	113,300
Station Casinos, Inc. 10.125% 3/15/06	B1	45,000	46,688
Tricon Global Restaurants, Inc.:
8.5% 4/15/06	Ba1	50,000	50,625
8.875% 4/15/11	Ba1	185,000	187,313
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	55,000	58,575
			1,474,003
Household Durables - 0.3%
D.R. Horton, Inc.:
8% 2/1/09	Ba1	115,000	112,700
9.375% 3/15/11	Ba3	85,000	84,575
Ryland Group, Inc. 9.75% 9/1/10	Ba2	100,000	105,500
			302,775
Internet & Catalog Retail - 0.0%
J. Crew Group, Inc. 0% 10/15/08 (e)	Caa3	60,000	31,200
Leisure Equipment & Products - 0.1%
Hasbro, Inc. 7.95% 3/15/03	Ba3	90,000	87,075
Media - 3.3%
ACME Television LLC/ACME Financial Corp. 10.875% 9/30/04	B3	35,000	33,075
Adelphia Communications Corp.:
7.5% 1/15/04	B2	35,000	33,600
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Adelphia Communications Corp.: - continued
9.875% 3/1/07	B2	$ 175,000	$ 176,750
10.5% 7/15/04	B2	15,000	15,413
Ascent Entertainment Group, Inc. 0% 12/15/04 (e)	Ba1	20,000	18,000
At Entertainment, Inc.:
0% 7/15/08 (e)	Caa1	90,000	34,200
0% 2/1/09 (e)	Caa1	25,000	10,750
British Sky Broadcasting Group PLC yankee 6.875% 2/23/09	Ba1	70,000	64,184
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (e)(f)	B2	180,000	106,650
8.625% 4/1/09	B2	230,000	220,225
10% 4/1/09	B2	90,000	92,700
10.25% 1/15/10	B2	60,000	61,800
10.75% 10/1/09	B2	25,000	26,375
11.125% 1/15/11	B2	140,000	148,400
Cinemark USA, Inc. 9.625% 8/1/08	Caa2	85,000	71,400
Citadel Broadcasting Co.:
9.25% 11/15/08	B3	100,000	112,000
10.25% 7/1/07	B3	75,000	82,500
CSC Holdings, Inc.:
9.25% 11/1/05	Ba3	30,000	30,750
9.875% 5/15/06	Ba3	10,000	10,463
9.875% 4/1/23	B1	15,000	16,013
10.5% 5/15/16	Ba3	105,000	116,288
Diamond Cable Communications PLC yankee 0% 2/15/07 (e)	B2	85,000	55,250
EchoStar DBS Corp. 9.25% 2/1/06	B1	225,000	226,125
Fox Family Worldwide, Inc.:
0% 11/1/07 (e)	B1	30,000	26,400
9.25% 11/1/07	B1	70,000	72,100
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 0% 9/15/07 (e)	B2	55,000	56,100
FrontierVision Holdings LP/FrontierVision Holdings Capital II Corp. 0% 9/15/07 (e)	Caa1	10,000	10,200
FrontierVision Operating Partners LP/ FrontierVision Capital Corp. 11% 10/15/06	B2	20,000	20,050
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Garden State Newspapers, Inc. 8.75% 10/1/09	B1	$ 120,000	$ 116,700
International Cabletel, Inc. 11.5% 2/1/06	B2	45,000	36,450
K-III Communications Corp. 8.5% 2/1/06	Ba3	60,000	58,500
LIN Television Corp. 8.375% 3/1/08	B2	65,000	62,400
LodgeNet Entertainment Corp. 10.25% 12/15/06	B1	5,000	5,050
NTL, Inc. 0% 4/1/08 (e)	B3	140,000	72,800
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B2	305,000	311,100
Radio One, Inc. 8.875% 7/1/11 (f)	B3	115,000	116,725
Satelites Mexicanos SA de CV 9.4% 6/30/04 (f)(h)	B1	45,000	40,950
Telemundo Holdings, Inc. 0% 8/15/08 (e)	B3	30,000	22,650
Telewest Communications PLC yankee:
0% 4/15/09 (e)	B2	10,000	5,400
0% 2/1/10 (e)	B2	30,000	15,900
9.875% 2/1/10	B2	125,000	116,250
11.25% 11/1/08	B2	20,000	19,600
Telewest PLC yankee:
9.625% 10/1/06	B2	10,000	9,300
11% 10/1/07	B2	150,000	145,500
UIH Australia/Pacific, Inc. 14% 5/15/06	Caa2	15,000	6,150
United Pan-Europe Communications NV yankee:
10.875% 8/1/09	Caa1	40,000	21,800
11.25% 2/1/10	B2	110,000	61,600
			3,192,586
Multiline Retail - 0.6%
Dillards, Inc.:
6.125% 11/1/03	Ba1	50,000	47,750
6.43% 8/1/04	Ba1	25,000	23,625
JCPenney Co., Inc.:
6.5% 6/15/02	Baa3	25,000	24,625
6.125% 11/15/03	Ba2	10,000	9,450
6.9% 8/15/26	Ba2	35,000	33,600
7.25% 4/1/02	Ba2	75,000	74,438
7.375% 6/15/04	Ba2	15,000	14,325
7.4% 4/1/37	Ba2	20,000	18,200
7.95% 4/1/17	Ba2	30,000	23,700
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Kmart Corp. 8.375% 12/1/04	Baa3	$ 115,000	$ 115,575
Saks, Inc. 7% 7/15/04	Ba1	145,000	137,025
			522,313
Textiles & Apparel - 0.1%
Levi Strauss & Co. 6.8% 11/1/03	Ba3	130,000	123,500
TOTAL CONSUMER DISCRETIONARY			5,840,565
CONSUMER STAPLES - 0.8%
Beverages - 0.0%
Canandaigua Brands, Inc. 8.5% 3/1/09	B1	5,000	5,075
Canandaigua Brands, Inc. 8.75% 12/15/03	B1	10,000	10,113
			15,188
Food & Drug Retailing - 0.6%
Fleming Companies, Inc. 10.125% 4/1/08 (f)	Ba3	90,000	93,375
Rite Aid Corp.:
6.875% 8/15/13	Caa3	30,000	22,200
6.875% 12/15/28 (f)	Caa3	40,000	27,200
7.125% 1/15/07	Caa3	110,000	92,400
7.625% 4/15/05	Caa3	30,000	26,400
7.7% 2/15/27	Caa3	15,000	10,950
10.5% 9/15/02 (f)	Caa1	200,000	206,000
Winn-Dixie Stores, Inc. 8.875% 4/1/08	Ba2	60,000	61,500
			540,025
Food Products - 0.1%
Del Monte Corp. 9.25% 5/15/11 (f)	B3	120,000	122,400
Kellogg Co. 6.6% 4/1/11 (f)	Baa2	10,000	9,772
			132,172
Tobacco - 0.1%
Philip Morris Companies, Inc. 7% 7/15/05	A2	70,000	72,206
TOTAL CONSUMER STAPLES			759,591
ENERGY - 0.7%
Energy Equipment & Services - 0.2%
DI Industries, Inc. 8.875% 7/1/07	B1	160,000	164,000
Key Energy Services, Inc. 8.375% 3/1/08 (f)	Ba3	50,000	51,500
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Lone Star Technologies, Inc. 9% 6/1/11 (f)	B1	$ 20,000	$ 20,200
Parker Drilling Co. 9.75% 11/15/06	B1	20,000	20,800
			256,500
Oil & Gas - 0.5%
Canadian Forest Oil Ltd. yankee 8.75% 9/15/07	B1	115,000	118,450
Chesapeake Energy Corp. 8.125% 4/1/11 (f)	B2	210,000	204,750
Cross Timbers Oil Co.:
8.75% 11/1/09	B1	5,000	5,238
9.25% 4/1/07	B1	35,000	36,925
Plains Resources, Inc. 10.25% 3/15/06	B2	5,000	5,150
Pogo Producing Co. 8.25% 4/15/11 (f)	B1	55,000	56,238
Tesoro Petroleum Corp. 9% 7/1/08	B1	35,000	36,225
			462,976
TOTAL ENERGY			719,476
FINANCIALS - 1.5%
Banks - 0.2%
Bank of America Corp. 7.8% 2/15/10	Aa3	20,000	21,244
Sovereign Bancorp, Inc. 8.625% 3/15/04	Ba3	120,000	121,800
			143,044
Diversified Financials - 0.7%
Abraxas Petroleum Corp./Canadian Abraxas Petroleum Ltd. 11.5% 11/1/04	Caa3	75,000	70,688
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08 (f)	Ba3	65,000	66,950
Citigroup, Inc. 7.25% 10/1/10	Aa3	35,000	36,384
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11 (f)	B1	75,000	75,938
Finova Capital Corp. 7.25% 11/8/04 (d)	Caa2	105,000	93,975
Ford Motor Credit Co. 7.875% 6/15/10	A2	35,000	36,968
GS Escrow Corp. 7% 8/1/03	Ba1	75,000	74,813
Madison River Capital LLC/Madison River Finance Corp. 13.25% 3/1/10	Caa1	25,000	12,500
Qwest Capital Funding, Inc. 7.75% 8/15/06	Baa1	70,000	73,730
SESI LLC 8.875% 5/15/11 (f)	B1	30,000	30,750
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Sprint Capital Corp. 6.125% 11/15/08	Baa1	$ 35,000	$ 32,471
Stone Container Finance Co. 11.5% 8/15/06 (f)	B2	10,000	10,400
TXU Eastern Funding yankee 6.15% 5/15/02	Baa1	35,000	35,189
Xerox Capital (Europe) PLC:
5.75% 5/15/02	Ba1	20,000	18,400
5.875% 5/15/04	A2	10,000	8,050
Xerox Credit Corp. 6.1% 12/16/03	Ba1	60,000	51,600
			728,806
Insurance - 0.3%
Conseco, Inc.:
6.4% 2/10/03	Baa3	70,000	65,800
8.5% 10/15/02	Baa3	75,000	74,063
8.75% 2/9/04	B1	80,000	76,000
9% 10/15/06	B1	75,000	70,500
			286,363
Real Estate - 0.3%
LNR Property Corp.:
9.375% 3/15/08	B1	145,000	145,725
10.5% 1/15/09	B1	40,000	41,300
Meditrust Corp. 7.82% 9/10/26	Ba3	90,000	84,600
WCI Communities, Inc. 10.625% 2/15/11 (f)	B1	25,000	26,375
			298,000
TOTAL FINANCIALS			1,456,213
HEALTH CARE - 0.8%
Health Care Providers & Services - 0.8%
AdvancePCS 8.5% 4/1/08 (f)	B1	85,000	86,700
Alliance Imaging, Inc. 10.375% 4/15/11 (f)	B3	40,000	41,200
Beverly Enterprises, Inc. 9.625% 4/15/09 (f)	B1	35,000	36,050
Columbia/HCA Healthcare Corp. 6.73% 7/15/45	Ba1	40,000	40,400
DaVita, Inc. 9.25% 4/15/11 (f)	B2	50,000	52,000
Dynacare, Inc. yankee 10.75% 1/15/06	B2	5,000	5,050
Express Scripts, Inc. 9.625% 6/15/09	Ba2	45,000	49,163
HCA - The Healthcare Co. 8.75% 9/1/10	Ba1	40,000	42,500
HealthSouth Corp.:
6.875% 6/15/05	Ba1	20,000	19,150
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HealthSouth Corp.: - continued
7% 6/15/08	Ba1	$ 15,000	$ 14,025
10.75% 10/1/08	Ba3	65,000	70,444
Magellan Health Services, Inc. 9.375% 11/15/07 (f)	B2	30,000	30,375
Omnicare, Inc. 8.125% 3/15/11 (f)	Ba2	45,000	45,900
Tenet Healthcare Corp. 8.125% 12/1/08	Ba3	25,000	25,813
Triad Hospitals Holdings, Inc. 11% 5/15/09	B2	50,000	54,625
Triad Hospitals, Inc. 8.75% 5/1/09 (f)	B1	115,000	118,450
Unilab Corp. 12.75% 10/1/09	B3	50,000	57,000
			788,845
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.3%
Alliant Techsystems, Inc. 8.5% 5/15/11 (f)	B2	50,000	50,750
BE Aerospace, Inc.:
8% 3/1/08	B2	25,000	24,125
8.875% 5/1/11 (f)	B2	40,000	40,200
Raytheon Co. 7.9% 3/1/03	Baa3	15,000	15,577
Sequa Corp.:
8.875% 4/1/08 (f)	Ba2	105,000	106,838
9% 8/1/09	Ba2	45,000	46,125
			283,615
Airlines - 0.2%
Air Canada 10.25% 3/15/11 (f)	B1	65,000	61,425
Northwest Airlines, Inc.:
8.375% 3/15/04	Ba2	50,000	49,500
8.52% 4/7/04	Ba2	35,000	34,650
			145,575
Building Products - 0.1%
American Standard, Inc.:
7.375% 2/1/08	Ba2	20,000	20,000
7.625% 2/15/10	Ba2	50,000	50,000
			70,000
Commercial Services & Supplies - 0.3%
Allied Waste North America, Inc.:
7.375% 1/1/04	Ba3	10,000	9,900
7.625% 1/1/06	Ba3	60,000	59,400
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Allied Waste North America, Inc.: - continued
7.875% 1/1/09	Ba3	$ 40,000	$ 39,800
Browning-Ferris Industries, Inc. 6.375% 1/15/08	Ba3	20,000	18,000
Iron Mountain, Inc. 8.75% 9/30/09	B2	70,000	71,400
Iron Mountain, Inc. 8.625% 4/1/13	B2	50,000	50,750
Universal Hospital Services, Inc. 10.25% 3/1/08	B3	55,000	48,675
World Color Press, Inc. 7.75% 2/15/09	Baa3	45,000	42,750
			340,675
Construction & Engineering - 0.0%
Anteon Corp. 12% 5/15/09	B3	20,000	19,400
Machinery - 0.3%
AGCO Corp. 9.5% 5/1/08 (f)	Ba3	80,000	76,800
Briggs & Stratton Corp. 8.875% 3/15/11 (f)	Ba1	10,000	10,025
Dresser, Inc. 9.375% 4/15/11 (f)	B2	60,000	61,800
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	B3	45,000	47,813
Navistar International Corp. 9.375% 6/1/06 (f)	Ba1	30,000	30,525
Numatics, Inc. 9.625% 4/1/08	Caa2	10,000	6,000
Terex Corp. 10.375% 4/1/11 (f)	B2	40,000	41,400
Tyco International Group SA yankee 6.875% 9/5/02	Baa1	35,000	35,818
			310,181
Marine - 0.1%
Transport Maritima Mexicana SA de CV yankee:
9.5% 5/15/03	Ba3	95,000	86,925
10.25% 11/15/06	Ba3	25,000	21,500
			108,425
Road & Rail - 0.1%
Kansas City Southern Railway Co. 9.5% 10/1/08	Ba2	20,000	21,000
TFM SA de CV yankee:
0% 6/15/09 (e)	B1	30,000	25,500
10.25% 6/15/07	B1	20,000	19,600
			66,100
TOTAL INDUSTRIALS			1,343,971
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.3%
Crown Castle International Corp.:
9.375% 8/1/11 (f)	B3	$ 60,000	$ 59,100
9.5% 8/1/11	B3	20,000	19,500
10.75% 8/1/11	B3	20,000	20,650
L-3 Communications Corp.:
8% 8/1/08	B1	80,000	80,400
10.375% 5/1/07	B1	10,000	10,650
Lucent Technologies, Inc. 6.9% 7/15/01	Baa3	55,000	54,725
Spectrasite Holdings, Inc. 0% 3/15/10 (e)	B3	60,000	27,600
			272,625
Electronic Equipment & Instruments - 0.1%
ChipPAC International Ltd. 12.75% 8/1/09	B3	70,000	67,025
Fisher Scientific International, Inc. 9% 2/1/08	B3	50,000	49,750
Millipore Corp. 7.5% 4/1/07	Ba2	15,000	14,213
			130,988
IT Consulting & Services - 0.2%
Unisys Corp.:
7.875% 4/1/08	Ba1	35,000	33,513
8.125% 6/1/06	Ba1	80,000	78,400
11.75% 10/15/04	Ba1	45,000	47,813
			159,726
Office Electronics - 0.1%
Mediacom LLC/Mediacom Capital Corp. 9.5% 1/15/13 (f)	B2	70,000	67,200
Xerox Corp.:
5.25% 12/15/03	Ba1	5,000	4,225
6.25% 11/15/26	Ba1	60,000	50,700
7.2% 4/1/16	A2	5,000	3,300
8.125% 4/15/02	Ba1	20,000	19,300
			144,725
Semiconductor Equipment & Products - 0.2%
Fairchild Semiconductor Corp.:
10.125% 3/15/07	B2	30,000	29,700
10.375% 10/1/07	B2	71,000	71,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Flextronics International Ltd. yankee:
8.75% 10/15/07	Ba3	$ 5,000	$ 4,900
9.875% 7/1/10	Ba3	75,000	75,938
			181,538
TOTAL INFORMATION TECHNOLOGY			889,602
MATERIALS - 1.2%
Chemicals - 0.5%
Acetex Corp. yankee 9.75% 10/1/03	B3	85,000	84,150
Avecia Group PLC yankee 11% 7/1/09	B2	70,000	72,800
Georgia Gulf Corp. 10.375% 11/1/07	B1	85,000	89,250
Huntsman Corp. 9.5% 7/1/07 (f)	Caa1	20,000	13,200
Huntsman ICI Chemicals LLC 10.125% 7/1/09	B2	15,000	15,150
Lyondell Chemical Co.:
9.625% 5/1/07	Ba3	10,000	10,375
9.875% 5/1/07	Ba3	100,000	103,250
Methanex Corp. yankee:
7.4% 8/15/02	Ba1	20,000	20,000
7.75% 8/15/05	Ba1	70,000	69,300
The Scotts Co. 8.625% 1/15/09	B2	40,000	40,600
			518,075
Containers & Packaging - 0.1%
Gaylord Container Corp.:
9.375% 6/15/07	Caa1	50,000	34,500
9.75% 6/15/07	Caa1	20,000	14,000
Packaging Corp. of America 9.625% 4/1/09	B1	40,000	43,000
			91,500
Metals & Mining - 0.4%
Century Aluminum Co. 11.75% 4/15/08 (f)	Ba3	65,000	69,550
Golden Northwest Aluminum, Inc. 12% 12/15/06	B3	35,000	19,600
Kaiser Aluminum & Chemical Corp.:
9.875% 2/15/02	B2	30,000	29,775
10.875% 10/15/06	B2	45,000	43,425
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Kaiser Aluminum & Chemical Corp.: - continued
12.75% 2/1/03	Caa1	$ 55,000	$ 50,050
P&L Coal Holdings Corp. 9.625% 5/15/08	B2	175,000	185,500
			397,900
Paper & Forest Products - 0.2%
Riverwood International Corp.:
10.25% 4/1/06	B3	75,000	76,500
10.625% 8/1/07	B3	10,000	10,325
Stone Container Corp. 9.75% 2/1/11 (f)	B2	35,000	36,313
Tembec Finance Corp. yankee 9.875% 9/30/05	Ba1	5,000	5,200
			128,338
TOTAL MATERIALS			1,135,813
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.7%
Citizens Communications Co. 8.5% 5/15/06	Baa2	50,000	51,146
France Telecom SA 7.2% 3/1/06 (f)	A3	35,000	36,185
Hyperion Telecommunications, Inc.:
12% 11/1/07	Caa1	25,000	10,750
12.25% 9/1/04	B3	35,000	29,225
13% 4/15/03	B3	30,000	23,100
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10 (f)	B1	35,000	37,975
Intermedia Communications, Inc.:
0% 7/15/07 (e)	B2	45,000	39,825
8.5% 1/15/08	B2	50,000	49,125
8.6% 6/1/08	B2	40,000	39,300
8.875% 11/1/07	B2	65,000	63,863
9.5% 3/1/09	B2	10,000	9,950
12.5% 5/15/06	B2	30,000	30,075
McCaw International Ltd. 0% 4/15/07 (e)	Caa1	26,000	13,000
Nextel International, Inc.:
0% 4/15/08 (e)	Caa1	115,000	42,550
12.75% 8/1/10	Caa1	10,000	5,500
NTL Communications Corp. 11.5% 10/1/08	B3	85,000	68,000
Telecomunicaciones de Puerto Rico, Inc. 6.15% 5/15/02	Baa1	70,000	70,412
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Tritel PCS, Inc. 10.375% 1/15/11 (f)	B3	$ 20,000	$ 19,300
Triton PCS, Inc. 9.375% 2/1/11 (f)	B3	40,000	39,900
			679,181
Wireless Telecommunication Services - 1.0%
American Tower Corp. 9.375% 2/1/09 (f)	B3	70,000	68,600
Dobson Communications Corp. 10.875% 7/1/10	B3	60,000	61,500
Echostar Broadband Corp. 10.375% 10/1/07	B1	150,000	153,750
Microcell Telecommunications, Inc. yankee 0% 6/1/06 (e)	B3	85,000	69,700
Millicom International Cellular SA yankee 0% 6/1/06 (e)	Caa1	100,000	88,000
Nextel Communications, Inc.:
0% 10/31/07 (e)	B1	355,000	246,725
9.375% 11/15/09	B1	175,000	141,750
Nextel Partners, Inc.:
0% 2/1/09 (e)	B3	30,000	18,300
11% 3/15/10	B3	5,000	4,125
Rogers Wireless, Inc. 9.625% 5/1/11 (f)	Baa3	50,000	51,500
VoiceStream Wireless Corp.:
0% 11/15/09 (e)	B2	15,000	12,188
10.375% 11/15/09	B2	70,000	80,325
			996,463
TOTAL TELECOMMUNICATION SERVICES			1,675,644
UTILITIES - 1.1%
Electric Utilities - 1.0%
AES Corp.:
8% 12/31/08	Ba1	5,000	4,800
8.375% 8/15/07	Ba3	5,000	4,863
8.5% 11/1/07	Ba3	80,000	78,000
8.75% 6/15/08	Ba1	70,000	69,830
9.375% 9/15/10	Ba1	195,000	198,900
Calpine Corp. 8.5% 2/15/11	Ba1	30,000	29,342
CMS Energy Corp.:
7.5% 1/15/09	Ba3	35,000	32,690
8.5% 4/15/11	Ba3	70,000	69,650
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
CMS Energy Corp.: - continued
9.875% 10/15/07	Ba3	$ 205,000	$ 217,300
Orion Power Holdings, Inc. 12% 5/1/10 (f)	Ba3	85,000	94,775
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	35,000	31,500
6.25% 3/1/04	B3	70,000	60,900
7.875% 3/1/02	B3	10,000	9,100
Southern California Edison Co. 6.25% 6/15/03	B3	10,000	8,900
Tiverton Power Associates LP/Rumford Power Associates LP 9% 7/15/18 (f)	Ba1	45,000	44,028
			954,578
Gas Utilities - 0.0%
Sempra Energy 7.95% 3/1/10	A2	35,000	34,553
Multi-Utilities - 0.1%
PG&E National Energy Group, Inc. 10.375% 5/16/11 (f)	Baa2	80,000	80,000
Water Utilities - 0.0%
Azurix Corp. 10.375% 2/15/07	Ba3	35,000	35,875
TOTAL UTILITIES			1,105,006
TOTAL NONCONVERTIBLE BONDS			15,714,726
TOTAL CORPORATE BONDS (Cost $15,646,994)			15,916,721
U.S. Government and Government Agency Obligations - 7.2%

U.S. Government Agency Obligations - 0.0%
Fannie Mae 6.25% 2/1/11	Aa2	10,000	9,922
Freddie Mac 5.875% 3/21/11	Aa2	10,000	9,645
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			19,567
U.S. Treasury Obligations - 7.2%
U.S. Treasury Bills, yield at date of purchase 3.54% 8/16/01		700,000	694,798
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds:
6.125% 11/15/27 (g)	Aaa	$ 515,000	$ 528,194
6.875% 8/15/25	Aaa	261,000	291,913
7.625% 2/15/25	Aaa	47,000	56,958
8.125% 8/15/19 (g)	Aaa	170,000	211,570
8.875% 8/15/17	Aaa	65,000	85,374
9.875% 11/15/15	Aaa	10,000	13,953
11.25% 2/15/15	Aaa	210,000	318,872
11.75% 2/15/10 (g)	Aaa	895,000	1,098,469
U.S. Treasury Notes:
4.75% 11/15/08	Aaa	1,022,000	985,913
5.75% 8/15/03	Aaa	1,035,000	1,064,435
5.875% 11/15/04	Aaa	361,000	373,805
6.5% 2/15/10	Aaa	965,000	1,036,169
7% 7/15/06	Aaa	260,000	282,467
TOTAL U.S. TREASURY OBLIGATIONS			7,042,890
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,039,403)			7,062,457
Asset-Backed Securities - 0.1%

Airplanes pass thru trust 10.875% 3/15/19 (Cost $87,637)	Ba2	118,524	71,114
Foreign Government and Government Agency Obligations - 0.0%

United Mexican States 8.375% 1/14/11 (Cost $14,548)	Baa3	15,000	15,000
Money Market Fund - 12.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.23% (c) (Cost $12,100,494)	12,100,494	$ 12,100,494
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $92,417,112)		97,264,630
NET OTHER ASSETS - 0.6%		547,394
NET ASSETS - 100%		$ 97,812,024
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
36 S&P 500 Stock Index Contracts	June 2001	$ 11,316,600	$ 187,465

The face value of futures purchased as a percentage of net assets - 11.6%
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,012,960 or 3.1% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $756,151.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	6.8%	AAA, AA, A	6.8%
Baa	0.9%	BBB	1.3%
Ba	5.6%	BB	5.2%
B	8.6%	B	8.7%
Caa	1.1%	CCC	0.3%
Ca, C	0.0%	CC, C	0.1%
		D	0.1%

Purchases and sales of securities, other than short-term securities, aggregated $99,044,263 and $69,692,210, respectively, of which long-term U.S. government and government agency obligations aggregated $7,023,056 and $3,670,602, respectively.

The market value of futures contracts opened and closed during the period amounted to $49,554,039 and $39,076,128, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $3,981 for the period.

Income Tax Information

At May 31, 2001, the aggregate cost of investment securities for income tax purposes was $92,831,837. Net unrealized appreciation aggregated $4,432,793, of which $7,166,239 related to appreciated investment securities and $2,733,446 related to depreciated investment securities.

At November 30, 2000, the fund had a capital loss carryforward of approximately $742,000 of which $348,000 and $394,000 will expire on November 30, 2007 and 2008, respectively.
The fund intends to elect to defer to its fiscal year ended November 30, 2001 approximately $1,167,000 of losses recognized during the period November 1, 2000 to November 30, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $92,417,112) - See accompanying schedule		$ 97,264,630
Receivable for investments sold		1,861,464
Receivable for fund shares sold		1,555,455
Dividends receivable		64,466
Interest receivable		435,437
Receivable for daily variation on futures contracts		69,582
Other receivables		238
Total assets		101,251,272
Liabilities
Payable for investments purchased	$ 3,174,867
Payable for fund shares redeemed	119,226
Accrued management fee	46,839
Distribution fees payable	50,666
Other payables and accrued expenses	47,650
Total liabilities		3,439,248
Net Assets		$ 97,812,024
Net Assets consist of:
Paid in capital		$ 102,831,668
Undistributed net investment income		302,258
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(10,356,632)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,034,730
Net Assets		$ 97,812,024

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($15,104,533÷1,415,754 shares)	$10.67
Maximum offering price per share (100/94.25 of $10.67)	$11.32
Class T: Net Asset Value and redemption price per share ($48,549,539÷4,568,520 shares)	$10.63
Maximum offering price per share (100/96.50 of $10.63)	$11.02
Class B: Net Asset Value and offering price per share ($21,405,332÷2,018,395 shares) A	$10.61
Class C: Net Asset Value and offering price per share ($11,785,810÷1,112,771 shares) A	$10.59
Institutional Class: Net Asset Value, offering price and redemption price per share ($966,810÷90,527 shares)	$10.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2001 (Unaudited)
Investment Income Dividends		$ 280,724
Interest		1,190,396
Total income		1,471,120
Expenses
Management fee	$ 247,578
Transfer agent fees	111,539
Distribution fees	270,664
Accounting fees and expenses	30,666
Non-interested trustees' compensation	144
Custodian fees and expenses	17,500
Registration fees	39,098
Audit	13,629
Legal	193
Miscellaneous	514
Total expenses before reductions	731,525
Expense reductions	(11,323)	720,202
Net investment income		750,918
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(6,589,182)
Foreign currency transactions	4,457
Futures contracts	(1,455,473)	(8,040,198)
Change in net unrealized appreciation (depreciation) on:
Investment securities	4,884,909
Assets and liabilities in foreign currencies	(232)
Futures contracts	311,912	5,196,589
Net gain (loss)		(2,843,609)
Net increase (decrease) in net assets resulting from operations		$ (2,092,691)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2001 (Unaudited)	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 750,918	$ 552,254
Net realized gain (loss)	(8,040,198)	(1,939,127)
Change in net unrealized appreciation (depreciation)	5,196,589	(1,444,560)
Net increase (decrease) in net assets resulting from operations	(2,092,691)	(2,831,433)
Distributions to shareholders from net investment income	(644,097)	(455,478)
Share transactions - net increase (decrease)	31,726,977	45,674,331
Total increase (decrease) in net assets	28,990,189	42,387,420
Net Assets
Beginning of period	68,821,835	26,434,415
End of period (including undistributed net investment income of $302,258 and $195,437, respectively)	$ 97,812,024	$ 68,821,835

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.02	$ 10.92	$ 10.00
Income from Investment Operations
Net investment income D	.12	.19	.12
Net realized and unrealized gain (loss)	(.37)	.08 E	.80
Total from investment operations	(.25)	.27	.92
Less Distributions
From net investment income	(.10)	(.17)	-
Net asset value, end of period	$ 10.67	$ 11.02	$ 10.92
Total Return B, C	(2.28)%	2.40%	9.20%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 15,105	$ 14,567	$ 1,819
Ratio of expenses to average net assets	1.31% A	1.51%	1.75% A, G
Ratio of expenses to average net assets after expense reductions	1.27% A, H	1.49% H	1.74% A, H
Ratio of net investment income to average net assets	2.21% A	1.64%	1.24% A
Portfolio turnover rate	195% A	193%	115% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.99	$ 10.89	$ 10.00
Income from Investment Operations
Net investment income D	.10	.16	.10
Net realized and unrealized gain (loss)	(.36)	.08 E	.79
Total from investment operations	(.26)	.24	.89
Less Distributions
From net investment income	(.10)	(.14)	-
Net asset value, end of period	$ 10.63	$ 10.99	$ 10.89
Total Return B, C	(2.37)%	2.14%	8.90%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 48,550	$ 25,527	$ 10,819
Ratio of expenses to average net assets	1.62% A	1.78%	2.00% A, G
Ratio of expenses to average net assets after expense reductions	1.60% A, H	1.76% H	1.99% A, H
Ratio of net investment income to average net assets	1.89% A	1.37%	.99% A
Portfolio turnover rate	195% A	193%	115% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.85	$ 10.00
Income from Investment Operations
Net investment income D	.07	.10	.05
Net realized and unrealized gain (loss)	(.36)	.09 E	.80
Total from investment operations	(.29)	.19	.85
Less Distributions
From net investment income	(.06)	(.08)	-
Net asset value, end of period	$ 10.61	$ 10.96	$ 10.85
Total Return B, C	(2.65)%	1.72%	8.50%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 21,405	$ 17,797	$ 8,603
Ratio of expenses to average net assets	2.10% A	2.27%	2.50% A, G
Ratio of expenses to average net assets after expense reductions	2.07% A, H	2.26% H	2.49% A, H
Ratio of net investment income to average net assets	1.41% A	.87%	.49% A
Portfolio turnover rate	195% A	193%	115% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.94	$ 10.85	$ 10.00
Income from Investment Operations
Net investment income D	.07	.10	.05
Net realized and unrealized gain (loss)	(.36)	.08 E	.80
Total from investment operations	(.29)	.18	.85
Less Distributions
From net investment income	(.06)	(.09)	-
Net asset value, end of period	$ 10.59	$ 10.94	$ 10.85
Total Return B, C	(2.66)%	1.62%	8.50%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 11,786	$ 9,737	$ 4,217
Ratio of expenses to average net assets	2.08% A	2.26%	2.50% A, G
Ratio of expenses to average net assets after expense reductions	2.05% A, H	2.24% H	2.49% A, H
Ratio of net investment income to average net assets	1.43% A	.88%	.49% A
Portfolio turnover rate	195% A	193%	115% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 10.95	$ 10.00
Income from Investment Operations
Net investment income D	.13	.22	.14
Net realized and unrealized gain (loss)	(.37)	.08 E	.81
Total from investment operations	(.24)	.30	.95
Less Distributions
From net investment income	(.12)	(.21)	-
Net asset value, end of period	$ 10.68	$ 11.04	$ 10.95
Total Return B, C	(2.18)%	2.66%	9.50%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 967	$ 1,193	$ 976
Ratio of expenses to average net assets	1.04% A	1.28%	1.50% A, G
Ratio of expenses to average net assets after expense reductions	1.02% A, H	1.26% H	1.49% A, H
Ratio of net investment income to average net assets	2.47% A	1.87%	1.49% A
Portfolio turnover rate	195% A	193%	115% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Asset Allocation Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income,which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, foreign currency transactions, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective December 1, 2001, the Fidelity Advisor Asset Allocation Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's schedule of investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities and the market value of future contracts opened and closed, is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 17,386	$ 704
Class T	100,340	-
Class B	98,307	73,764
Class C	54,631	24,972
	$ 270,664	$ 99,440

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 22,414	$ 6,852
Class T	32,648	6,710
Class B	14,601	14,601*
Class C	2,634	2,634*
	$ 72,297	$ 30,797

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 15,962	.23*
Class T	57,137	.29*
Class B	24,750	.26*
Class C	12,624	.23*
Institutional Class	1,066	.21*
	$ 111,539

* Annualized

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in one or more open-end money market funds managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. These funds (collectively referred to as the "Central Funds") are only available to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital, liquidity, and current income and do not pay a management fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

The Fidelity Cash Central Fund is principally used for allocations of available cash. Income distributions from the Central Funds are recorded as interest income in the accompanying financial statements. Distributions from the Central Funds to the fund totaled $323,551 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of fund's schedule of investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Expense Reductions.

Certain security trades were directed to brokers who paid $9,230 of the fund's expenses. In addition through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period credits reduced the fund's custody and expenses by $680. During the period credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction

Class A	$ 1,413

7. Beneficial Interest.

At the end of the period, two shareholders were each record owners of more than 10% of the total outstanding shares of the fund, totaling 25%.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2001	Year ended November 30, 2000
From net investment income
Class A	$ 123,492	$ 100,116
Class T	342,126	195,730
Class B	106,996	86,399
Class C	60,347	53,592
Institutional Class	11,136	19,641
Total	$ 644,097	$ 455,478

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2001	2000	2001	2000

Class A Shares sold	419,427	1,532,846	$ 4,371,411	$ 18,932,992
Reinvestment of distributions	11,328	8,225	122,222	98,859
Shares redeemed	(337,062)	(385,700)	(3,660,395)	(4,377,165)
Net increase (decrease)	93,693	1,155,371	$ 833,238	$ 14,654,686
Class T Shares sold	2,771,999	1,901,887	$ 29,939,954	$ 22,228,420
Reinvestment of distributions	31,175	16,247	333,376	189,568
Shares redeemed	(557,341)	(588,710)	(5,862,758)	(6,908,775)
Net increase (decrease)	2,245,833	1,329,424	$ 24,410,572	$ 15,509,213
Class B Shares sold	524,014	1,039,656	$ 5,604,360	$ 12,025,779
Reinvestment of distributions	8,671	6,438	93,008	74,874
Shares redeemed	(138,755)	(214,225)	(1,450,158)	(2,526,551)
Net increase (decrease)	393,930	831,869	$ 4,247,210	$ 9,574,102
Class C Shares sold	351,281	669,361	$ 3,778,246	$ 7,697,489
Reinvestment of distributions	4,842	3,915	51,857	45,572
Shares redeemed	(133,621)	(171,822)	(1,406,624)	(2,016,488)
Net increase (decrease)	222,502	501,454	$ 2,423,479	$ 5,726,573
Institutional Class Shares sold	32,418	46,000	$ 364,068	$ 535,641
Reinvestment of distributions	701	1,075	7,570	12,478
Shares redeemed	(50,738)	(28,074)	(559,160)	(338,362)
Net increase (decrease)	(17,619)	19,001	$ (187,522)	$ 209,757

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

Richard C. Habermann, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles*

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

* Independent trustees

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

AALI-SANN-0701 138750
1.721274.102

(Fidelity Logo Graphic)

Fidelity® Advisor

Balanced Fund -

Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2001

(2_fidelity_logos)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The managers' review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Balanced Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Adv Balanced - CL A	1.80%	-1.46%	53.52%	138.22%
Fidelity Adv Balanced - CL A (incl. 5.75% sales charge)	-4.05%	-7.13%	44.70%	124.52%
Fidelity Balanced 60/40 Composite	-0.11%	-1.29%	80.12%	216.99%
S&P 500 ®	-3.90%	-10.55%	102.27%	299.21%
LB Aggregate Bond	5.14%	13.12%	44.80%	112.37%
Balanced Funds Average	1.34%	0.92%	62.71%	177.57%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Fidelity Balanced 60/40 Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500SM  Index and the Lehman Brothers Aggregate Bond Index. To measure how Class A's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 479 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Balanced - CL A	-1.46%	8.95%	9.07%
Fidelity Adv Balanced - CL A (incl. 5.75% sales charge)	-7.13%	7.67%	8.42%
Fidelity Balanced 60/40 Composite	-1.29%	12.49%	12.23%

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Balanced Fund - Class A
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Balanced Fund - Class A on May 31, 1991, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 2001, the value of the investment would have grown to $22,452 - a 124.52% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the Standard & Poor's 500 Index would have grown to $39,921 - a 299.21% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $21,237 - a 112.37% increase. You can also look at how the Fidelity Balanced 60/40 Composite Index did over the same period. The composite index combines the total returns of the Standard & Poor's 500 Index (60%) and the Lehman Brothers Aggregate Bond Index (40%). With dividends and interest, if any, reinvested, the same $10,000 would have grown to $31,699 - a 216.99% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Semiannual Report

Fidelity Advisor Balanced Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Balanced - CL T	1.73%	-1.69%	52.83%	137.15%
Fidelity Adv Balanced - CL T (incl. 3.50% sales charge)	-1.83%	-5.13%	47.49%	128.85%
Fidelity Balanced 60/40 Composite	-0.11%	-1.29%	80.12%	216.99%
S&P 500	-3.90%	-10.55%	102.27%	299.21%
LB Aggregate Bond	5.14%	13.12%	44.80%	112.37%
Balanced Funds Average	1.34%	0.92%	62.71%	177.57%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Fidelity Balanced 60/40 Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. To measure how Class T's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 479 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Balanced - CL T	-1.69%	8.85%	9.02%
Fidelity Adv Balanced - CL T (incl. 3.50% sales charge)	-5.13%	8.08%	8.63%
Fidelity Balanced 60/40 Composite	-1.29%	12.49%	12.23%

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

Semiannual Report

Advisor Balanced Fund - Class T
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Balanced Fund - Class T on May 31, 1991, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 2001, the value of the investment would have grown to $22,885 - a 128.85% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the Standard & Poor's 500 Index would have grown to $39,921 - a 299.21% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $21,237 - a 112.37% increase. You can also look at how the Fidelity Balanced 60/40 Composite Index did over the same period. The composite index combines the total returns of the Standard & Poor's 500 Index (60%) and the Lehman Brothers Aggregate Bond Index (40%). With dividends and interest, if any, reinvested, the same $10,000 would have grown to $31,699 - a 216.99% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Semiannual Report

Fidelity Advisor Balanced Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on December 31, 1996. Class B shares bear a 1.00% 12b-1 fee. Returns prior to December 31, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Had Class B shares' 12b-1 fee been reflected, returns prior to December 31, 1996 would have been lower. Class B shares' contingent deferred sales charges included in the past six month, past one year, past five year and past 10 year total return figures are 5%, 5%, 2% and 0%, respectively.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Balanced - CL B	1.49%	-2.22%	48.86%	130.98%
Fidelity Adv Balanced - CL B (incl. contingent deferred sales charge)	-3.38%	-6.87%	46.86%	130.98%
Fidelity Balanced 60/40 Composite	-0.11%	-1.29%	80.12%	216.99%
S&P 500	-3.90%	-10.55%	102.27%	299.21%
LB Aggregate Bond	5.14%	13.12%	44.80%	112.37%
Balanced Funds Average	1.34%	0.92%	62.71%	177.57%

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Fidelity Balanced 60/40 Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. To measure how Class B's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 479 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Balanced - CL B	-2.22%	8.28%	8.73%
Fidelity Adv Balanced - CL B (incl. contingent deferred sales charge)	-6.87%	7.99%	8.73%
Fidelity Balanced 60/40 Composite	-1.29%	12.49%	12.23%

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

Semiannual Report

Advisor Balanced Fund - Class B
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Balanced Fund - Class B on May 31, 1991. As the chart shows, by May 31, 2001, the value of the investment would have grown to $23,098 - a 130.98% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the Standard & Poor's 500 Index would have grown to $39,921 - an 299.21% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $21,237 - a 112.37% increase. You can also look at how the Fidelity Balanced 60/40 Composite Index did over the same period. The composite index combines the total returns of the Standard & Poor's 500 Index (60%) and the Lehman Brothers Aggregate Bond Index (40%). With dividends and interest, if any, reinvested, the same $10,000 would have grown to $31,699 - a 216.99% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Semiannual Report

Fidelity Advisor Balanced Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between December 31, 1996 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to December 31, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Had Class C shares' 12b-1 fee been reflected, returns prior to December 31, 1996 would have been lower. Class C shares' contingent deferred sales charge included in the past six month, past one year, past five year and past 10 year total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Balanced - CL C	1.43%	-2.23%	48.64%	130.64%
Fidelity Adv Balanced - CL C (incl. contingent deferred sales charge)	0.45%	-3.16%	48.64%	130.64%
Fidelity Balanced 60/40 Composite	-0.11%	-1.29%	80.12%	216.99%
S&P 500	-3.90%	-10.55%	102.27%	299.21%
LB Aggregate Bond	5.14%	13.12%	44.80%	112.37%
Balanced Funds Average	1.34%	0.92%	62.71%	177.57%

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Fidelity Balanced 60/40 Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. To measure how Class C's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 479 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Balanced - CL C	-2.23%	8.25%	8.72%
Fidelity Adv Balanced - CL C (incl. contingent deferred sales charge)	-3.16%	8.25%	8.72%
Fidelity Balanced 60/40 Composite	-1.29%	12.49%	12.23%

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

Semiannual Report

Advisor Balanced Fund - Class C
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Balanced Fund - Class C on May 31, 1991. As the chart shows, by May 31, 2001, the value of the investment would have grown to $23,064 - a 130.64% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the Standard & Poor's 500 Index would have grown to $39,921 - a 299.21% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $21,237 - a 112.37% increase. You can also look at how the Fidelity Balanced 60/40 Composite Index did over the same period. The composite index combines the total returns of the Standard & Poor's 500 Index (60%) and the Lehman Brothers Aggregate Bond Index (40%). With dividends and interest, if any, reinvested, the same $10,000 would have grown to $31,699 - a 216.99% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Semiannual Report

Fund Talk: The Managers' Overview

Market Recap

Concerns about a protracted slowdown in the U.S. economy cast a pall over most major equity markets during the six-month period that ended May 31, 2001. The effects of 2000's interest-rate hikes, combined with soaring energy costs, applied persistent downward pressure on corporate profits, threatening the viability of economic expansion. The earnings squeeze was particularly severe in the technology sector, which suffered from a broad curtailment in capital spending - the source of economic growth in recent years - induced by excess capacity and scarce available funding. The tech-laden NASDAQ Composite® Index sank 18.65%. The sector also influenced the direction of the Standard & Poor's 500SM Index, which fell 3.90%. The Federal Reserve Board responded to the economic slowdown by aggressively unwinding its previous tightening cycle with five half-point interest-rate cuts during the first five months of 2001. However, despite snapbacks in January and April, these actions weren't enough to spur sustained buying by tech-weary investors, who remained focused on value stocks and more defensive holdings in less volatile market segments. Stable blue chips in the Dow Jones Industrial AverageSM received considerable attention, rising 5.61%. In contrast, bonds did well relative to most equities, as the Lehman Brothers Aggregate Bond Index returned 5.14%. All spread sectors outperformed Treasuries during this time frame. Corporates, which languished throughout 2000, bounced back sharply during the spring in response to easing interest rates and federal tax cuts. Agencies benefited from reduced political risk surrounding government-sponsored enterprises, while a red-hot housing market aided discount mortgage securities.

(Portfolio Manager photograph)
An interview with John Avery (right), Lead Portfolio Manager of Fidelity Advisor Balanced Fund, and Kevin Grant (left), manager for fixed-income investments

Q. How did the fund perform, John?

J.A. For the six months that ended May 31, 2001, the fund's Class A, Class T, Class B and Class C shares produced returns of 1.80%, 1.73%, 1.49% and 1.43%, respectively. That performance topped the Fidelity Balanced 60/40 Composite Index and the balanced funds average tracked by Lipper Inc., which returned -0.11% and 1.34%, respectively. For the 12 months that ended May 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned -1.46%, -1.69%, -2.22% and -2.23%, respectively. For the same period, the Fidelity Composite index and Lipper average returned -1.29% and 0.92%, respectively.

Fund Talk: The Managers' Overview - continued

Q. What helped the fund to outpace both its benchmark and peer group during the past six months?

Semiannual Report

J.A. The fund's defensive posture, which hurt performance in previous reporting periods, helped this time around on both fronts. A good portion of our advantage relative to the index in particular came from equities as a result of our underweighting in technology, by far the market's worst-performing sector during the period. Within the sector, my focus was on further reducing exposure to higher-volatility names that were trading at high valuations and whose fundamentals were deteriorating amid a slowing economy. This strategy had us holding a much smaller concentration than the index in tech's fallen stars - namely Nortel, Oracle, Cisco and JDS Uniphase - which suffered precipitous declines. Underweighting just these four stocks accounted for more than half of our relative advantage. Equally important were the stocks on which I had a positive stance. Given the Federal Reserve Board's strong bias toward lowering interest rates, I increased the fund's weighting in more-cyclically oriented tech stocks, which tend to outperform in anticipation of an improving economy. I found plenty of mid-caps in both the semiconductor and semiconductor-capital equipment spaces early in the period that were trading at particularly attractive valuations. We emphasized a handful of names, including NVIDIA, Novellus, Teradyne and KLA Tencor, which bucked the downturn and performed extremely well for us. Some of the stocks I've mentioned thus far were no longer held at the end of the period.

Q. Did the cyclical theme hold throughout the rest of the portfolio?

J.A. For the most part, it did. I boosted the fund's exposure to traditional cyclical stocks that were trading cheap within other areas of the market, such as metals and chemicals. This move also paid off, as the market proceeded to gravitate toward these groups. On top of our cyclical positioning, we had a sizable stable-growth component in the portfolio that also fared well. Stocks such as McGraw-Hill were reliable "steady Eddies" that successfully navigated a challenging market backdrop.

Q. What were some of your asset allocation decisions, and how did they play out for the fund?

J.A. My objective is to keep the fund at around 60% in equities and 40% in bonds. Through the first several months of the period - based on what was happening in the markets - the fund's bond holdings appreciated in value and its equities generally declined, leading to a modest overweighting in bonds overall. In the spring, as stocks appeared oversold, I made adjustments to the fund's allocation to bring it back in line with the index. This move was particularly helpful versus our peers, which tended to remain underweighted in equities and, thus, didn't fully participate in the sharp snapback late in the period. In terms of bonds, we benefited from maintaining a small slice of high-yield debt - the top-performing asset class during the period and not represented in the index. I stuck with the position because I felt it, too, offered tremendous value after being hammered late in 2000. It also fit the cyclical theme I had in the equity portion of the fund, as many issuers in the high-yield world are smaller-cap, economically sensitive companies. A strong Fed-induced liquidity rally in January generated much of the performance in this area. Finally, our investment-grade holdings also posted some impressive numbers, providing further returns over the benchmark.

Semiannual Report

Fund Talk: The Managers' Overview - continued

Q. What was driving some of the fund's other top stocks during the period?

J.A. Philip Morris was a great stock to have in a volatile market environment. Improving fundamentals at the food, tobacco and beverage giant helped it overcome a slowing economy and soundly beat earnings estimates. The impending spin-off of its Kraft Foods division unleashed more value in the company and further boosted the stock. Praxair - the largest supplier of natural gases in the Americas - was at the forefront of the cyclical rally, rising steadily on solid demand in oil and gas exploration, refinement and production. Alcoa was a beneficiary of the emerging power shortages plaguing the western U.S., choosing to idle its aluminum production in certain regions and sell its high-priced power back to the grid operators. Moreover, investors priced a much-improved outlook for aluminum prices into the stock, thanks to shrinking supplies.

Q. What were some of your disappointments?

J.A. Our financial holdings generally disappointed. We bought brokerage stocks in the fourth quarter of 2000 when they ran up, but elected not to sell them early in 2001 as they corrected, which was a mistake. Charles Schwab was a prime example of this, falling 32% during the period. I still own many of the brokers because I feel they're a good place to be over the long term. We also got caught holding too much American Express, as the stock slumped when business began to slow. Concerns about consumer credit limited my exposure to banks, which hurt, as the group strongly outperformed the market. The fund's health care exposure further restrained performance. One stock, Schering-Plough, did most of the damage, falling nearly 25% during the period. The pharmaceutical giant suffered when the U.S. Food and Drug Administration discovered that some of the firm's largest manufacturing plants weren't in compliance with the government's production-quality standards.

Q. Turning to you, Kevin, how did the fund's bond subportfolio fare?

K.G. It was a significant contributor to performance during the past six months. Aggressive Fed easing and a steepening yield curve provided a favorable backdrop for our investment-grade holdings, which gained an advantage on the index primarily through our emphasis on the spread sectors - particularly corporate bonds - which handily outperformed Treasuries. Timely trading was one of the keys for us, as we managed to capitalize on the dramatic ups and downs that marked the corporate market during the six-month period. When things were falling apart for corporates late in 2000, I took the opportunity to pick up some good values, significantly raising the fund's exposure to the sector. That move proved wise, as two interest-rate cuts in January sparked a tremendous rebound in the credit markets. We benefited from selling some of our holdings during this rally, particularly from the deeply depressed telecommunications sector. Diversification was another key to performance, as we were able to avoid several major credit problems pervading the period, most notably the meltdown in the technology space and the California utility debacle. Adding to our holdings in Yankee bonds - dollar-denominated securities issued by foreign entities - primarily among European issues, was an important defensive strategy that further aided relative performance.

Semiannual Report

Fund Talk: The Managers' Overview - continued

Q. John, what's your outlook?

J.A. I expect market volatility to continue until the end of the summer, when we'll be better able to gauge the timing of an economic recovery. While the flagging economy may not turn this calendar year, I still think that lower interest rates and a federal tax cut will ultimately stimulate growth. So, I feel pretty bullish, yet fully cognizant of the fact that we probably have some more pain to endure between now and then. In the meantime, I like how the fund is currently positioned, maintaining a balanced weighting of cyclically oriented stocks and more stable growth names.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: both income and growth of capital

Start date: January 6, 1987

Size: as of May 31, 2001, more than $2.1 billion

Manager: John Avery, since 1998, and Kevin Grant, since 1996; John Avery joined Fidelity in 1995; Kevin Grant joined Fidelity in 1993

John Avery discusses the fund's emphasis on cyclical technology stocks:

"I don't know when it's going to get better, but I do know that the Fed is actively trying to manage the economy. It does take time, however, for rate cuts to have an effect on the economy, usually on the order of six to nine months. Last year, as you may recall, it seemed to take quite a while for the impact of higher rates to take hold. When the Fed shifted into an easing mode early in the period, I decided I wanted to be ahead of the curve and use the lag as an opportunity to get cyclically oriented across the equity portion of the fund. I focused on the semiconductor and semiconductor-capital equipment manufacturers, which are plays on a recovery in the economy. Many of these names offered compelling value opportunities, as investors fled even the highest-quality technology stocks for safer havens. It didn't take long for this strategy to pay off, with several of our chip holdings blasting out of their market lows in early April. Spurred by the Fed's commitment to lowering rates, and heartened by improving inventory levels, investors began to price in a pick-up in end demand for non-telecommunications-related chip companies. Although I still maintain a bias toward cyclical tech stocks, it's not as strong as it was three-to-four months ago, simply because many of the stocks have run up and valuations now aren't as attractive."

Semiannual Report

Investment Changes

Top Five Stocks as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	3.5	4.0
Microsoft Corp.	2.2	1.7
Philip Morris Companies, Inc.	1.8	0.9
Pfizer, Inc.	1.6	1.5
Exxon Mobil Corp.	1.4	1.8
	10.5
Top Five Bond Issuers as of May 31, 2001
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	11.6	11.4
U.S. Treasury Obligations	4.5	6.6
Government National Mortgage Association	2.5	2.2
Freddie Mac	1.2	1.0
CS First Boston Mortgage Securities Corp.	0.6	0.4
	20.4
Top Five Market Sectors as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.4	15.3
Information Technology	11.2	13.1
Consumer Discretionary	9.9	8.6
Industrials	8.8	9.2
Health Care	8.3	8.7
Asset Allocation (% of fund's net assets)
As of May 31, 2001 *		As of November 30, 2000 **
	Stocks and Equity Futures 60.9%		Stocks 59.0%
	Bonds 36.8%		Bonds 38.7%
	Convertible Securities 0.2%		Convertible Securities 0.8%
	Other Investments 0.1%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets 2.0%		Short-Term Investments and Net Other Assets 1.5%
* Foreign investments	4.0%	** Foreign investments	4.0%

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments May 31, 2001

Showing Percentage of Net Assets

Common Stocks - 58.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 7.8%
Auto Components - 0.2%
Exide Corp. warrants 3/18/06 (a)	3,144	$ 12
TRW, Inc.	86,000	3,729
		3,741
Automobiles - 0.2%
Ford Motor Co.	139,400	3,394
Household Durables - 0.7%
Black & Decker Corp.	81,000	3,212
Maytag Corp.	119,300	3,944
Mohawk Industries, Inc. (a)	142,300	4,558
Whirlpool Corp.	59,300	3,729
		15,443
Media - 3.9%
AOL Time Warner, Inc. (a)	358,951	18,748
AT&T Corp. - Liberty Media Group Class A (a)	404,200	6,811
Clear Channel Communications, Inc. (a)	44,300	2,701
CS Wireless Systems, Inc. (a)(g)	109	0
General Motors Corp. Class H	153,700	3,673
McGraw-Hill Companies, Inc.	217,300	13,938
Omnicom Group, Inc.	132,400	12,324
Viacom, Inc. Class B (non-vtg.) (a)	312,164	17,993
Walt Disney Co.	253,700	8,022
		84,210
Multiline Retail - 1.5%
Costco Wholesale Corp. (a)	122,200	4,755
Dillards, Inc. Class A	249,200	4,067
Federated Department Stores, Inc. (a)	106,800	4,785
JCPenney Co., Inc.	73,700	1,541
Kmart Corp. (a)	393,300	4,436
Sears, Roebuck & Co.	12,900	514
Wal-Mart Stores, Inc.	244,300	12,643
		32,741
Specialty Retail - 1.3%
AutoNation, Inc.	59,900	698
Gap, Inc.	190,900	5,918
Home Depot, Inc.	233,300	11,499
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.	70,300	$ 4,888
Staples, Inc. (a)	440,100	6,381
		29,384
TOTAL CONSUMER DISCRETIONARY		168,913
CONSUMER STAPLES - 4.8%
Beverages - 1.0%
Anheuser-Busch Companies, Inc.	92,200	4,057
PepsiCo, Inc.	156,700	7,014
The Coca-Cola Co.	207,700	9,845
		20,916
Food & Drug Retailing - 0.4%
Pathmark Stores, Inc. (a)	9,537	217
Rite Aid Corp. (a)	584,700	4,894
Walgreen Co.	108,200	4,349
		9,460
Food Products - 0.1%
Quaker Oats Co.	30,300	2,905
Household Products - 1.0%
Colgate-Palmolive Co.	112,200	6,355
Kimberly-Clark Corp.	90,400	5,465
Procter & Gamble Co.	148,300	9,527
		21,347
Personal Products - 0.5%
Gillette Co.	402,600	11,647
Tobacco - 1.8%
Philip Morris Companies, Inc.	741,220	38,106
TOTAL CONSUMER STAPLES		104,381
ENERGY - 3.9%
Energy Equipment & Services - 1.4%
Baker Hughes, Inc.	190,000	7,486
Diamond Offshore Drilling, Inc.	114,200	4,523
Halliburton Co.	125,900	5,885
Schlumberger Ltd. (NY Shares)	124,600	7,854
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
Tokheim Corp. (a)	7,987	$ 40
Transocean Sedco Forex, Inc.	83,300	4,452
		30,240
Oil & Gas - 2.5%
Chevron Corp.	83,600	8,030
Conoco, Inc. Class B	253,600	7,912
Exxon Mobil Corp.	354,984	31,505
Royal Dutch Petroleum Co. (NY Shares)	130,600	7,964
		55,411
TOTAL ENERGY		85,651
FINANCIALS - 10.3%
Banks - 2.1%
Bank of America Corp.	270,500	16,027
Bank of New York Co., Inc.	315,400	17,224
FleetBoston Financial Corp.	140,000	5,823
Pacific Century Financial Corp.	235,000	5,797
		44,871
Diversified Financials - 6.1%
American Express Co.	235,600	9,923
Bear Stearns Companies, Inc.	65,900	3,582
Charles Schwab Corp.	665,550	12,512
Citigroup, Inc.	608,100	31,165
Fannie Mae	167,100	13,776
Freddie Mac	208,300	13,789
Household International, Inc.	74,100	4,865
J.P. Morgan Chase & Co.	354,050	17,402
Merrill Lynch & Co., Inc.	192,800	12,526
Morgan Stanley Dean Witter & Co.	208,100	13,529
		133,069
Insurance - 2.1%
AFLAC, Inc.	143,800	4,663
Allstate Corp.	140,800	6,339
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	384,725	$ 31,163
Conseco, Inc.	169,700	2,956
		45,121
TOTAL FINANCIALS		223,061
HEALTH CARE - 8.0%
Biotechnology - 0.6%
Amgen, Inc. (a)	146,200	9,705
Immunex Corp. (a)	169,500	2,678
		12,383
Health Care Equipment & Supplies - 1.5%
Bausch & Lomb, Inc.	140,600	6,650
Becton, Dickinson & Co.	144,600	4,964
Guidant Corp. (a)	179,600	6,744
Medtronic, Inc.	161,700	6,950
St. Jude Medical, Inc. (a)	113,800	7,001
		32,309
Health Care Providers & Services - 0.4%
Cardinal Health, Inc.	57,600	4,147
McKesson HBOC, Inc.	111,300	3,848
		7,995
Pharmaceuticals - 5.5%
Allergan, Inc.	50,600	4,539
American Home Products Corp.	249,200	15,774
Bristol-Myers Squibb Co.	304,980	16,542
Eli Lilly & Co.	160,300	13,577
Johnson & Johnson	71,200	6,903
Merck & Co., Inc.	161,600	11,795
Pfizer, Inc.	792,750	34,001
Pharmacia Corp.	79,100	3,841
Schering-Plough Corp.	325,100	13,638
		120,610
TOTAL HEALTH CARE		173,297
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - 7.6%
Aerospace & Defense - 0.7%
Boeing Co.	81,600	$ 5,132
General Dynamics Corp.	129,400	10,031
		15,163
Building Products - 0.3%
Masco Corp.	242,100	5,655
Commercial Services & Supplies - 0.2%
ANC Rental Corp. (a)	7,487	37
Ecolab, Inc.	111,500	4,558
		4,595
Electrical Equipment - 0.1%
Molex, Inc. Class A (non-vtg.)	40,700	1,105
Industrial Conglomerates - 4.6%
General Electric Co.	1,538,400	75,382
Minnesota Mining & Manufacturing Co.	65,800	7,803
Tyco International Ltd.	309,590	17,786
		100,971
Machinery - 1.3%
Caterpillar, Inc.	129,900	7,035
Danaher Corp.	109,700	6,909
Eaton Corp.	64,200	5,020
Illinois Tool Works, Inc.	66,500	4,553
Ingersoll-Rand Co.	100,300	4,950
		28,467
Road & Rail - 0.4%
Norfolk Southern Corp.	118,500	2,627
Union Pacific Corp.	121,300	6,975
		9,602
TOTAL INDUSTRIALS		165,558
INFORMATION TECHNOLOGY - 10.6%
Communications Equipment - 0.9%
CIENA Corp. (a)	44,000	2,383
Cisco Systems, Inc. (a)	379,800	7,315
Comverse Technology, Inc. (a)	56,000	3,248
Harris Corp.	64,500	1,833
Motorola, Inc.	260,300	3,826
		18,605
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.6%
Dell Computer Corp. (a)	285,400	$ 6,952
EMC Corp.	99,000	3,128
Hewlett-Packard Co.	64,900	1,903
International Business Machines Corp.	142,522	15,934
Sun Microsystems, Inc. (a)	383,900	6,323
		34,240
Electronic Equipment & Instruments - 1.2%
Agilent Technologies, Inc. (a)	68,800	2,308
Amphenol Corp. Class A (a)	27,800	1,408
Arrow Electronics, Inc. (a)	86,300	2,173
Avnet, Inc.	144,200	3,553
AVX Corp.	72,500	1,356
Insilco Corp. warrants 8/15/07	600	0
KEMET Corp. (a)	64,400	1,182
Kent Electronics Corp. (a)	66,700	1,428
Millipore Corp.	86,400	4,800
PerkinElmer, Inc.	64,500	4,452
Tektronix, Inc. (a)	54,000	1,324
Thermo Electron Corp. (a)	112,000	3,126
		27,110
Semiconductor Equipment & Products - 4.0%
Applied Materials, Inc. (a)	66,000	3,295
Atmel Corp. (a)	99,900	1,109
Axcelis Technologies, Inc.	89,800	1,334
Cabot Microelectronics Corp. (a)	44,000	2,827
Cypress Semiconductor Corp. (a)	122,600	2,593
Fairchild Semiconductor International, Inc. Class A (a)	370,100	7,309
Helix Technology, Inc.	126,900	3,581
Integrated Circuit Systems, Inc.	221,300	3,636
Integrated Device Technology, Inc. (a)	112,600	4,126
Intel Corp.	300,300	8,111
Intersil Holding Corp. Class A (a)	121,100	3,947
KLA-Tencor Corp. (a)	86,500	4,465
LAM Research Corp. (a)	175,100	4,836
LTX Corp. (a)	194,700	4,723
Mattson Technology, Inc. (a)	37,900	663
Micron Technology, Inc. (a)	279,000	10,463
National Semiconductor Corp. (a)	139,600	3,702
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Teradyne, Inc. (a)	385,500	$ 15,362
Varian Semiconductor Equipment Associates, Inc. (a)	41,500	1,642
		87,724
Software - 2.9%
BMC Software, Inc. (a)	36,900	882
Computer Associates International, Inc.	198,700	5,635
Microsoft Corp. (a)	684,000	47,319
NVIDIA Corp. (a)	104,500	8,946
		62,782
TOTAL INFORMATION TECHNOLOGY		230,461
MATERIALS - 2.4%
Chemicals - 1.0%
Dow Chemical Co.	205,800	7,370
E.I. du Pont de Nemours and Co.	111,520	5,175
Praxair, Inc.	208,000	10,460
		23,005
Metals & Mining - 1.0%
Alcan, Inc.	132,300	5,921
Alcoa, Inc.	367,900	15,875
		21,796
Paper & Forest Products - 0.4%
Georgia-Pacific Corp.	62,700	2,223
International Paper Co.	155,100	5,933
		8,156
TOTAL MATERIALS		52,957
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
AT&T Corp.	299,531	6,341
BellSouth Corp.	255,100	10,518
KMC Telecom Holdings, Inc. warrants 4/15/08 (a)(g)	610	0
Loral Orion Network Systems, Inc.:
warrants 1/15/07 (CV ratio .47) (a)	6,760	3
warrants 1/15/07 (CV ratio .6) (a)	1,445	1
McCaw International Ltd. warrants 4/16/07 (a)(g)	6,190	31
Qwest Communications International, Inc.	104,600	3,843
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.	314,884	$ 13,556
Verizon Communications	181,600	9,961
		44,254
UTILITIES - 0.7%
Electric Utilities - 0.4%
AES Corp. (a)	185,300	8,413
Multi-Utilities - 0.3%
Dynegy, Inc. Class A	48,400	2,386
Enron Corp.	96,100	5,085
		7,471
TOTAL UTILITIES		15,884
TOTAL COMMON STOCKS (Cost $1,002,170)		1,264,417
Preferred Stocks - 0.7%

Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (g)	65,591	1
Nonconvertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
CSC Holdings, Inc.:
Series H, $11.75 pay-in-kind	10,439	1,151
Series M, $11.125 pay-in-kind	26,414	2,886
PRIMEDIA, Inc. Series D, $10.00	4,370	365
		4,402
FINANCIALS - 0.0%
Insurance - 0.0%
American Annuity Group Capital Trust II $88.75	1,000	987
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Fresenius Medical Care Capital Trust II $7.875	1,331	1,323
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Adelphia Business Solution, Inc. Series B, $128.75 pay-in-kind	7	$ 2
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	2,375	2,446
		2,448
Wireless Telecommunication Services - 0.3%
Dobson Communications Corp. $122.50 pay-in-kind	262	233
Nextel Communications, Inc.:
Series D, $130.00 pay-in-kind	4,242	3,054
Series E, $111.25 pay-in-kind	3,653	2,265
		5,552
TOTAL TELECOMMUNICATION SERVICES		8,000
TOTAL NONCONVERTIBLE PREFERRED STOCKS		14,712
TOTAL PREFERRED STOCKS (Cost $16,686)		14,713
Corporate Bonds - 13.9%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
EchoStar Communications Corp. 4.875% 1/1/07	Caa1	$ 820	777
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Renal Treatment Centers, Inc. 5.625% 7/15/06	B2	220	217
Tenet Healthcare Corp. 6% 12/1/05	B1	470	437
Total Renal Care Holdings 7% 5/15/09	B2	1,660	1,550
			2,204
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - 0.1%
Semiconductor Equipment & Products - 0.0%
Transwitch Corp. 4.5% 9/12/05	B2	$ 480	$ 343
Software - 0.1%
Cyras Systems, Inc. 4.5% 8/15/05 (g)	-	470	531
TOTAL INFORMATION TECHNOLOGY			874
TOTAL CONVERTIBLE BONDS			3,855
Nonconvertible Bonds - 13.7%
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.0%
Lear Corp. 7.96% 5/15/05	Ba1	315	315
Oxford Automotive, Inc. 10.125% 6/15/07	Caa1	125	79
			394
Hotels, Restaurants & Leisure - 0.7%
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	695	707
Hilton Hotels Corp. 7.625% 5/15/08	Baa3	1,410	1,368
HMH Properties, Inc.:
7.875% 8/1/05	Ba2	355	351
7.875% 8/1/08	Ba2	1,075	1,045
Horseshoe Gaming LLC 8.625% 5/15/09	B2	1,234	1,253
Host Marriott LP 9.25% 10/1/07	Ba2	290	302
KSL Recreation Group, Inc. 10.25% 5/1/07	B2	730	745
Mandalay Resort Group 9.5% 8/1/08	Ba2	540	572
MGM Mirage, Inc.:
8.5% 9/15/10	Baa3	135	139
9.75% 6/1/07	Ba2	765	820
Premier Parks, Inc.:
0% 4/1/08 (e)	B3	1,020	847
9.25% 4/1/06	B3	1,065	1,081
9.75% 6/15/07	B3	95	98
Royal Caribbean Cruises Ltd. 8.75% 2/2/11	Baa3	1,400	1,355
Station Casinos, Inc.:
8.375% 2/15/08 (g)	Ba3	500	505
8.375% 2/15/08	Ba3	425	429
8.875% 12/1/08	B1	200	203
9.875% 7/1/10	B1	385	401
10.125% 3/15/06	B1	111	115
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Sun International Hotels Ltd./Sun International North America, Inc. yankee 8.625% 12/15/07	B1	$ 415	$ 411
Tricon Global Restaurants, Inc. 8.875% 4/15/11	Ba1	470	476
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	1,030	1,097
			14,320
Household Durables - 0.1%
Beazer Homes USA, Inc.:
8.625% 5/15/11	Ba3	680	683
8.875% 4/1/08	Ba3	90	91
Meritage Corp. 9.75% 6/1/11 (g)	B1	360	365
Sealy Mattress Co. 9.875% 12/15/07 (g)	B2	725	725
			1,864
Media - 1.0%
Adelphia Communications Corp. 10.875% 10/1/10	B2	935	989
AMC Entertainment, Inc. 9.5% 2/1/11	Caa3	425	366
British Sky Broadcasting Group PLC yankee 8.2% 7/15/09	Ba1	1,500	1,486
Century Communications Corp. 0% 1/15/08	B2	50	24
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (e)(g)	B2	800	474
8.625% 4/1/09	B2	860	823
10% 4/1/09	B2	530	546
10% 5/15/11 (g)	B2	450	459
10.25% 1/15/10	B2	700	721
Cinemark USA, Inc. 9.625% 8/1/08	Caa2	465	391
Citadel Broadcasting Co. 9.25% 11/15/08	B3	145	162
Continental Cablevision, Inc. 8.3% 5/15/06	A3	1,040	1,120
CSC Holdings, Inc.:
9.875% 5/15/06	Ba3	10	10
9.875% 2/15/13	Ba3	125	132
Diamond Cable Communications PLC yankee:
0% 2/15/07 (e)	B2	800	520
11.75% 12/15/05	B2	285	231
EchoStar DBS Corp. 9.375% 2/1/09	B1	2,365	2,389
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Fox Family Worldwide, Inc. 0% 11/1/07 (e)	B1	$ 1,380	$ 1,214
Fox/Liberty Networks LLC/FLN Finance, Inc. 0% 8/15/07 (e)	Ba1	100	96
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 0% 9/15/07 (e)	B2	160	163
FrontierVision Holdings LP/FrontierVision Holdings Capital II Corp. 0% 9/15/07 (e)	Caa1	490	500
Golden Sky DBS, Inc. 0% 3/1/07 (e)	Caa1	250	160
International Cabletel, Inc. 11.5% 2/1/06	B2	1,660	1,345
Lamar Media Corp.:
9.25% 8/15/07	B1	90	93
9.625% 12/1/06	B1	180	188
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B2	1,170	1,193
Pegasus Communications Corp.:
9.625% 10/15/05	B3	610	567
9.75% 12/1/06	B3	1,165	1,083
Pegasus Satellite Communication, Inc. 12.375% 8/1/06	B3	180	178
Radio One, Inc. 8.875% 7/1/11 (g)	B3	1,625	1,649
Satelites Mexicanos SA de CV 9.4% 6/30/04 (g)(k)	B1	222	202
TCI Communications Financing III 9.65% 3/31/27	A3	1,600	1,746
Telemundo Holdings, Inc. 0% 8/15/08 (e)	B3	335	253
UIH Australia/Pacific, Inc. 14% 5/15/06	Caa2	430	176
			21,649
Multiline Retail - 0.1%
Federated Department Stores, Inc. 8.5% 6/15/03	Baa1	1,700	1,796
JCPenney Co., Inc.:
6% 5/1/06	Ba2	125	104
6.125% 11/15/03	Ba2	40	38
6.9% 8/15/26	Ba2	315	302
7.375% 6/15/04	Ba2	120	115
7.375% 8/15/08	Ba2	40	36
7.4% 4/1/37	Ba2	130	118
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
JCPenney Co., Inc.: - continued
7.6% 4/1/07	Ba2	$ 40	$ 37
7.95% 4/1/17	Ba2	60	47
			2,593
Specialty Retail - 0.0%
Specialty Retailers, Inc. 8.5% 7/15/05 (d)	-	1,400	84
TOTAL CONSUMER DISCRETIONARY			40,904
CONSUMER STAPLES - 0.6%
Food & Drug Retailing - 0.1%
Delhaize America, Inc. 8.125% 4/15/11 (g)	Baa3	1,120	1,152
Jitney-Jungle Stores of America, Inc. 12% 3/1/06 (d)	-	230	2
			1,154
Food Products - 0.2%
ConAgra Foods, Inc. 7.125% 10/1/26	Baa1	3,600	3,669
Del Monte Corp. 9.25% 5/15/11 (g)	B3	480	490
			4,159
Household Products - 0.0%
Fort James Corp. 6.625% 9/15/04	Baa3	390	383
Personal Products - 0.0%
Playtex Products, Inc. 9.375% 6/1/11 (g)	B2	315	322
Tobacco - 0.3%
Philip Morris Companies, Inc. 6.95% 6/1/06	A2	5,000	5,141
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	2,000	2,027
			7,168
TOTAL CONSUMER STAPLES			13,186
ENERGY - 0.3%
Energy Equipment & Services - 0.0%
Lone Star Technologies, Inc. 9% 6/1/11 (g)	B1	90	91
Oil & Gas - 0.3%
Canadian Forest Oil Ltd. yankee 8.75% 9/15/07	B1	230	237
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Chesapeake Energy Corp.:
7.875% 3/15/04	B2	$ 520	$ 520
8.125% 4/1/11 (g)	B2	1,030	1,004
8.5% 3/15/12	B2	520	516
Cross Timbers Oil Co.:
8.75% 11/1/09	B1	385	403
9.25% 4/1/07	B1	110	116
Nuevo Energy Co. 9.375% 10/1/10	B1	535	538
Plains Resources, Inc.:
10.25% 3/15/06	B2	460	474
10.25% 3/15/06	B2	355	366
10.25% 3/15/06	B2	210	216
Texas Eastern Transmission Corp. 7.3% 12/1/10	A2	1,495	1,532
			5,922
TOTAL ENERGY			6,013
FINANCIALS - 5.0%
Banks - 1.7%
ABN-Amro Bank NV, Chicago 6.625% 10/31/01	A1	5,000	5,047
Bank One Corp. 7.875% 8/1/10	A1	3,450	3,690
BankAmerica Corp. 5.875% 2/15/09	Aa2	5,000	4,768
BanPonce Financial Corp. 6.75% 8/9/01	A3	3,850	3,864
Barclays Bank PLC:
8.55% 9/29/49 (f)(g)	Aa2	1,020	1,103
yankee 5.95% 7/15/01	A1	4,550	4,559
Capital One Bank 6.375% 2/15/03	Baa2	2,200	2,211
First Tennessee National Corp. 6.75% 11/15/05	A3	720	726
FleetBoston Financial Corp. 7.25% 9/15/05	A2	2,215	2,325
HSBC Finance Nederland BV 7.4% 4/15/03 (g)	A1	250	258
Kansallis-Osake-Pankki yankee 10% 5/1/02	A1	710	739
Korea Development Bank:
6.625% 11/21/03	Baa2	1,825	1,820
7.125% 4/22/04	Baa2	1,130	1,137
7.375% 9/17/04	Baa2	650	662
MBNA Corp.:
6.34% 6/2/03	Baa2	850	856
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
MBNA Corp.: - continued
6.875% 11/15/02	Baa2	$ 3,700	$ 3,783
Union Planters Corp. 6.75% 11/1/05	Baa2	400	399
			37,947
Diversified Financials - 2.9%
Ahmanson Capital Trust I 8.36% 12/1/26 (g)	A3	1,700	1,729
CanWest Media, Inc. 10.625% 5/15/11 (g)	B2	170	173
Capital One Financial Corp. 7.125% 8/1/08	Baa3	2,550	2,313
Cellco Finance NV yankee:
12.75% 8/1/05	B3	710	575
15% 8/1/05	Caa1	100	83
CIT Group, Inc.:
5.5% 2/15/04	A1	620	612
7.375% 3/15/03	A1	750	776
Citigroup, Inc. 7.25% 10/1/10	Aa3	3,700	3,846
ComEd Financing II 8.5% 1/15/27	Baa3	860	843
Countrywide Home Loans, Inc. 5.25% 5/22/03	A3	1,300	1,302
Crown Cork & Seal Finance PLC yankee:
6.75% 12/15/03	Caa3	180	99
7% 12/15/06	Caa3	85	44
Crown Cork & Seal Finance SA yankee 6.75% 12/15/03	Caa3	325	182
Daimler-Chrysler NA Holding Corp. 6.59% 6/18/02	A3	575	584
First Union Capital II 7.95% 11/15/29	BBB+	2,340	2,367
Ford Motor Credit Co.:
6.875% 2/1/06	A2	1,300	1,323
7.375% 2/1/11	A2	700	713
7.875% 6/15/10	A2	1,540	1,627
General Motors Acceptance Corp.:
6.38% 1/30/04	A2	2,600	2,656
7.5% 7/15/05	A2	1,000	1,049
7.75% 1/19/10	A2	1,800	1,893
GS Escrow Corp. 7% 8/1/03	Ba1	755	753
Household Finance Corp. 6.5% 1/24/06	A2	1,300	1,314
HSBC Capital Funding LP 9.547% 12/31/49 (f)(g)	A1	1,950	2,208
ING Capital Funding Trust III 8.439% 12/31/10	Aa3	2,900	3,083
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Merrill Lynch & Co., Inc. 6.15% 1/26/06	Aa3	$ 2,700	$ 2,715
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	A1	1,175	1,201
NiSource Finance Corp.:
7.625% 11/15/05	Baa2	2,000	2,070
7.875% 11/15/10	Baa2	2,555	2,682
Popular North America, Inc. 7.375% 9/14/01	A3	4,750	4,785
PTC International Finance BV yankee 0% 7/1/07 (e)	B2	295	251
PTC International Finance II SA yankee 11.25% 12/1/09	B2	850	884
Qwest Capital Funding, Inc.:
7.75% 8/15/06	Baa1	1,500	1,580
7.75% 2/15/31 (g)	Baa1	1,300	1,260
7.9% 8/15/10	Baa1	1,400	1,462
SESI LLC 8.875% 5/15/11 (g)	B1	710	728
Sprint Capital Corp.:
5.875% 5/1/04	Baa1	3,430	3,379
6.875% 11/15/28	Baa1	2,140	1,822
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	895	924
TXU Eastern Funding yankee 6.75% 5/15/09	Baa1	2,220	2,071
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	2,100	2,256
Unilever Capital Corp. 6.875% 11/1/05	A1	1,500	1,566
			63,783
Real Estate - 0.4%
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	1,190	1,180
Duke Realty LP 7.3% 6/30/03	Baa1	1,000	1,027
EOP Operating LP 6.625% 2/15/05	Baa1	1,250	1,263
ERP Operating LP 7.1% 6/23/04	A3	1,500	1,543
LNR Property Corp. 9.375% 3/15/08	B1	1,280	1,286
Meditrust Corp. 7.82% 9/10/26	Ba3	615	578
ProLogis Trust 6.7% 4/15/04	Baa1	625	625
WCI Communities, Inc. 10.625% 2/15/11 (g)	B1	445	469
			7,971
TOTAL FINANCIALS			109,701
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Boston Scientific Corp. 6.625% 3/15/05	Baa3	$ 180	$ 170
Health Care Providers & Services - 0.1%
Columbia/HCA Healthcare Corp. 7.15% 3/30/04	Ba1	235	238
DaVita, Inc. 9.25% 4/15/11 (g)	B2	205	213
Mariner Post-Acute Network, Inc. 9.5% 11/1/07 (d)	C	920	0
Medpartners, Inc. 7.375% 10/1/06	Ba3	325	319
Tenet Healthcare Corp.:
8.125% 12/1/08	Ba3	350	361
8.625% 12/1/03	Ba1	265	272
Triad Hospitals Holdings, Inc. 11% 5/15/09	B2	285	311
Triad Hospitals, Inc. 8.75% 5/1/09 (g)	B1	640	659
			2,373
TOTAL HEALTH CARE			2,543
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.2%
Alliant Techsystems, Inc. 8.5% 5/15/11 (g)	B2	975	990
Raytheon Co. 7.9% 3/1/03	Baa3	3,835	3,983
			4,973
Airlines - 0.1%
Continental Airlines, Inc. pass thru trust certificate:
7.434% 3/15/06	Baa1	640	647
7.73% 9/15/12	Baa1	224	221
Delta Air Lines, Inc.:
equipment trust certificate 8.54% 1/2/07	Baa1	615	623
pass thru trust certificate:
7.57% 11/18/10	Aa2	565	595
7.92% 11/18/10	Aa3	500	526
			2,612
Building Products - 0.1%
American Standard Companies, Inc. 8.25% 6/1/09	Ba2	120	124
American Standard, Inc. 7.375% 4/15/05	Ba2	782	782
			906
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - 0.2%
Allied Waste North America, Inc.:
7.375% 1/1/04	Ba3	$ 1,045	$ 1,035
7.625% 1/1/06	Ba3	160	158
7.875% 1/1/09	Ba3	385	383
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	1,810	1,774
AP Holdings, Inc. 0% 3/15/08 (e)	Ca	130	9
Iron Mountain, Inc. 8.25% 7/1/11	B2	90	89
Iron Mountain, Inc. 8.625% 4/1/13	B2	345	350
Pierce Leahy Command Co. yankee 8.125% 5/15/08	B2	140	139
Pierce Leahy Corp. 9.125% 7/15/07	B2	185	191
Protection One Alarm Monitoring, Inc. 7.375% 8/15/05	B3	600	456
			4,584
Machinery - 0.1%
Briggs & Stratton Corp. 8.875% 3/15/11 (g)	Ba1	55	55
Tyco International Group SA yankee 6.75% 2/15/11	Baa1	2,400	2,366
			2,421
Road & Rail - 0.5%
CSX Corp. 6.25% 10/15/08	Baa2	4,000	3,872
Norfolk Southern Corp. 7.05% 5/1/37	Baa1	5,800	5,935
RailAmerica Transportation Corp. 12.875% 8/15/10	B-	40	40
TFM SA de CV yankee:
0% 6/15/09 (e)	B1	600	510
10.25% 6/15/07	B1	870	853
			11,210
TOTAL INDUSTRIALS			26,706
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Crown Castle International Corp.:
0% 5/15/11 (e)	B3	290	202
9% 5/15/11	B3	325	315
10.75% 8/1/11	B3	760	785
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Spectrasite Holdings, Inc.:
0% 4/15/09 (e)	B3	$ 420	$ 202
0% 3/15/10 (e)	B3	1,020	469
10.75% 3/15/10	B3	645	587
			2,560
IT Consulting & Services - 0.3%
Comdisco, Inc.:
5.95% 4/30/02	B2	2,500	1,475
6.375% 11/30/01	B2	4,005	2,603
7.25% 9/1/02	B2	4,000	2,340
			6,418
Semiconductor Equipment & Products - 0.1%
Micron Technology, Inc. 6.5% 9/30/05 (m)	B3	1,000	875
TOTAL INFORMATION TECHNOLOGY			9,853
MATERIALS - 0.5%
Chemicals - 0.2%
Avecia Group PLC yankee 11% 7/1/09	B2	935	972
Huntsman Corp.:
9.5% 7/1/07 (g)	Caa1	2,900	1,914
9.5% 7/1/07 (g)	Caa1	360	238
Huntsman ICI Chemicals LLC 10.125% 7/1/09	B2	640	646
IMC Global, Inc. 7.4% 11/1/02	Ba2	360	344
Lyondell Chemical Co. 9.875% 5/1/07	Ba3	760	785
			4,899
Containers & Packaging - 0.2%
Crown Cork & Seal, Inc.:
6.75% 4/15/03	Caa3	85	54
7.125% 9/1/02	Caa3	485	383
7.375% 12/15/26	Caa3	175	79
8% 4/15/23	Caa3	45	20
8.375% 1/15/05	Caa3	220	119
Gaylord Container Corp.:
9.375% 6/15/07	Caa1	1,505	1,038
9.75% 6/15/07	Caa1	510	357
Owens-Illinois, Inc.:
7.15% 5/15/05	B3	480	410
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Owens-Illinois, Inc.: - continued
7.35% 5/15/08	B3	$ 65	$ 54
7.5% 5/15/10	B3	20	16
7.85% 5/15/04	B3	230	204
8.1% 5/15/07	B3	15	13
Packaging Corp. of America 9.625% 4/1/09	B1	1,280	1,376
			4,123
Metals & Mining - 0.1%
P&L Coal Holdings Corp. 9.625% 5/15/08	B2	960	1,018
Phelps Dodge Corp. 8.75% 6/1/11	Baa2	1,385	1,401
			2,419
Paper & Forest Products - 0.0%
Stone Container Corp.:
9.25% 2/1/08 (g)	B2	390	404
12.58% 8/1/16 (k)	B2	111	118
			522
TOTAL MATERIALS			11,963
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.7%
AT&T Corp. 6.5% 3/15/29	A2	3,410	2,927
British Telecommunications PLC 7.625% 12/15/05	Baa1	3,200	3,360
Cable & Wireless Optus Finance Property Ltd. 8% 6/22/10 (g)	Baa1	1,200	1,287
Citizens Communications Co.:
8.5% 5/15/06	Baa2	290	297
8.5% 5/15/06	Baa2	1,265	1,294
9.25% 5/15/11	Baa2	450	466
9.25% 5/15/11	Baa2	2,100	2,174
France Telecom SA:
7.2% 3/1/06 (g)	A3	2,500	2,585
8.5% 3/1/31 (g)	A3	500	531
Intermedia Communications, Inc.:
0% 7/15/07 (e)	B2	505	447
8.6% 6/1/08	B2	40	39
8.875% 11/1/07	B2	645	634
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Koninklijke KPN NV:
8% 10/1/10	Baa2	$ 1,000	$ 980
8.375% 10/1/30	Baa2	1,000	941
McCaw International Ltd. 0% 4/15/07 (e)	Caa1	3,840	1,920
Nextel International, Inc.:
0% 4/15/08 (e)	Caa1	1,690	625
12.75% 8/1/10	Caa1	1,215	668
SBC Communications, Inc. 5.75% 5/2/06	Aa3	3,885	3,851
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	1,985	1,926
Telefonica Europe BV 8.25% 9/15/30	A2	400	424
Telefonos de Mexico SA de CV 8.25% 1/26/06 (g)	Baa3	2,700	2,724
Teleglobe Canada, Inc. yankee 7.7% 7/20/29	Baa1	3,613	3,477
Tritel PCS, Inc. 0% 5/15/09 (e)	B3	2,645	1,825
Triton PCS, Inc.:
0% 5/1/08 (e)	B3	1,780	1,464
9.375% 2/1/11 (g)	B3	635	633
			37,499
Wireless Telecommunication Services - 0.5%
AT&T Wireless Services, Inc. 8.75% 3/1/31 (g)	Baa2	1,000	1,047
Dobson Communications Corp. 10.875% 7/1/10	B3	555	569
Echostar Broadband Corp. 10.375% 10/1/07	B1	2,210	2,265
Millicom International Cellular SA yankee 0% 6/1/06 (e)	Caa1	1,365	1,201
Nextel Communications, Inc. 12% 11/1/08	B1	165	153
Orange PLC yankee 9% 6/1/09	A3	1,075	1,126
TeleCorp PCS, Inc. 0% 4/15/09 (e)	B3	715	479
VoiceStream Wireless Corp. 10.375% 11/15/09	B2	2,225	2,553
			9,393
TOTAL TELECOMMUNICATION SERVICES			46,892
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - 1.4%
Electric Utilities - 1.2%
AES Corp.:
8.5% 11/1/07	Ba3	$ 660	$ 644
9.375% 9/15/10	Ba1	780	796
Avon Energy Partners Holdings 6.46% 3/4/08 (g)	Baa2	3,500	3,196
CMS Energy Corp.:
7.5% 1/15/09	Ba3	270	252
9.875% 10/15/07	Ba3	1,040	1,102
DR Investments UK PLC yankee 7.1% 5/15/02 (g)	A3	5,000	5,096
Hydro-Quebec 6.3% 5/11/11	A2	6,000	5,902
Illinois Power Co. 7.5% 6/15/09	Baa1	1,260	1,275
Israel Electric Corp. Ltd. 7.75% 12/15/27 (g)	A3	5,790	5,144
Niagara Mohawk Power Corp. 8.875% 5/15/07	Baa3	650	706
Pacific Gas & Electric Co.:
7.05% 3/1/24	B3	100	81
7.875% 3/1/02	B3	225	205
Texas Utilities Co. 6.375% 1/1/08	Baa3	560	542
			24,941
Gas Utilities - 0.2%
Consolidated Natural Gas Co. 6.85% 4/15/11	A2	585	578
KeySpan Corp.:
7.25% 11/15/05	A3	1,485	1,552
7.625% 11/15/10	A3	1,095	1,156
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	1,000	1,041
Sempra Energy 7.95% 3/1/10	A2	810	800
			5,127
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - 0.0%
PG&E National Energy Group, Inc. 10.375% 5/16/11 (g)	Baa2	$ 930	$ 930
TOTAL UTILITIES			30,998
TOTAL NONCONVERTIBLE BONDS			298,759
TOTAL CORPORATE BONDS (Cost $309,125)			302,614
U.S. Government and Government Agency Obligations - 8.0%

U.S. Government Agency Obligations - 3.4%
Fannie Mae:
5.5% 5/2/06	AA-	2,675	2,653
6% 12/15/05	Aaa	2,315	2,360
6.25% 2/1/11	Aa2	1,330	1,320
6.625% 11/15/10	Aaa	1,780	1,848
7.125% 6/15/10	Aaa	2,940	3,154
7.25% 1/15/10	Aaa	12,080	13,052
7.25% 5/15/30	Aaa	6,835	7,443
Farm Credit Systems Financial Assistance Corp. 9.375% 7/21/03	Aaa	5,070	5,552
Federal Agricultural Mortgage Corp. 7.01% 2/10/04	Aaa	1,720	1,806
Freddie Mac:
5.75% 3/15/09	Aaa	3,100	3,066
5.875% 3/21/11	Aa2	6,570	6,337
6.75% 3/15/31	Aaa	4,265	4,378
6.875% 1/15/05	Aaa	12,080	12,727
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency):
Class 1-C, 9.25% 11/15/01	Aaa	247	252
Class 2-E, 9.4% 5/15/02	Aaa	119	123
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	Aaa	198	199
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank): - continued
Series 1993-D, 5.23% 5/15/05	Aaa	$ 368	$ 369
Series 1994-A, 7.12% 4/15/06	Aaa	432	453
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-B, 7.5% 1/26/06	Aaa	352	372
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1994-195, 6.08% 8/15/04	Aaa	1,060	1,077
Series 1996-A1, 6.726% 9/15/10 (callable)	-	4,130	4,280
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			72,821
U.S. Treasury Obligations - 4.6%
U.S. Treasury Bills, yield at date of purchase 3.92% to 4% 7/5/01 to 7/12/01 (i)	-	3,100	3,089
U.S. Treasury Bonds:
6.125% 8/15/29	Aaa	27,390	28,263
6.25% 5/15/30	Aaa	400	422
14% 11/15/11	Aaa	2,695	3,819
U.S. Treasury Notes:
4.25% 5/31/03	Aaa	13,530	13,538
4.625% 5/15/06	Aaa	1,600	1,578
5.5% 2/15/08	Aaa	300	304
6.5% 2/15/10	Aaa	25,130	26,983
7% 7/15/06	Aaa	21,200	23,032
TOTAL U.S. TREASURY OBLIGATIONS			101,028
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $174,644)			173,849
U.S. Government Agency - Mortgage Securities - 12.6%

Fannie Mae - 10.1%
5.5% 2/1/11 to 4/1/11	Aaa	10,667	10,411
6% 6/1/11 to 1/1/29	Aaa	28,949	28,090
6% 6/1/31 (h)	Aaa	10,000	9,644
U.S. Government Agency - Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
6.5% 2/1/24 to 2/1/30	Aaa	$ 112,234	$ 111,158
6.5% 6/1/31 (h)	Aaa	4,900	4,843
7% 12/1/23 to 5/1/31	Aaa	13,297	13,422
7.5% 2/1/15 to 1/1/31	Aaa	37,963	38,885
8% 8/1/26 to 9/1/29	Aaa	2,423	2,517
TOTAL FANNIE MAE			218,970
Government National Mortgage Association - 2.5%
6.5% 10/15/27 to 9/15/29 (j)	Aaa	22,809	22,656
7% 12/15/25 to 7/15/28	Aaa	1,833	1,857
7.5% 2/15/23 to 12/15/28	Aaa	24,674	25,390
8% 11/15/21 to 12/15/26	Aaa	5,346	5,580
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			55,483
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $270,586)			274,453
Asset-Backed Securities - 0.8%

Airplanes pass thru trust 10.875% 3/15/19	Ba2	301	181
American Express Credit Account Master Trust 6.1% 12/15/06	A1	1,600	1,624
Capital One Master Trust 5.45% 3/16/09	Aaa	3,000	2,962
Chase Manhattan Grantor Trust 6.76% 9/15/02	A3	24	24
Discover Card Master Trust I 5.85% 11/16/04	A2	2,000	2,026
Ford Credit Auto Owner Trust:
Series 2001-C Class B, 5.54% 12/15/05	A1	1,000	997
5.71% 9/15/05	A2	720	721
6.2% 12/15/02	Aaa	1,970	1,971
6.4% 12/15/02	Aaa	1,090	1,108
7.03% 11/15/03	Aaa	611	625
Key Auto Finance Trust:
6.3% 10/15/03	A2	291	292
6.65% 10/15/03	Baa3	85	86
MBNA Credit Card Master Note Trust 5.75% 5/16/06	Aaa	1,000	1,001
Sears Credit Account Master Trust II 6.75% 9/16/09	Aaa	2,940	3,053
TOTAL ASSET-BACKED SECURITIES (Cost $16,598)			16,671
Commercial Mortgage Securities - 1.3%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 7.5003% 8/1/24 (g)(k)	-	$ 1,836	$ 1,242
CS First Boston Mortgage Securities Corp.:
floater Series 1998-FL1A:
Class D, 5.5788% 1/10/13 (g)(k)	Aa1	1,749	1,749
Class E, 5.2838% 1/10/13 (g)(k)	Baa1	5,360	5,357
sequential pay Series 2000-C1 Class A2, 7.545% 4/15/62	AAA	1,000	1,055
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	3,070	3,042
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 5/10/10	Aaa	3,500	3,704
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 8.0835% 4/29/39 (k)	-	650	508
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc.:
Series 1996-C1 Class F, 7.86% 10/15/28 (g)	Ba1	500	464
Series 2000-C3 Class A2, 6.957% 12/1/15	Aaa	2,500	2,543
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9699% 4/13/31 (g)(k)	Baa3	2,600	2,443
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. Series 1996-PML Class K, 7.9% 11/15/26 (g)	-	1,250	861
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (g)	Aaa	4,500	4,564
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $27,113)			27,532
Foreign Government and Government Agency Obligations (l) - 0.3%

Ontario Province 6% 2/21/06	Aa3	1,900	1,923
TELUS Corp. yankee 7.5% 6/1/07	Baa2	1,460	1,472
United Mexican States:
8.5% 2/1/06	Baa3	1,200	1,240
9.875% 2/1/10	Baa3	2,000	2,176
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,710)			6,811
Supranational Obligations - 0.2%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $3,975)	Aaa	$ 4,000	$ 4,127
Purchased Bank Debt - 0.1%

CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Corp. Tranche B term loan 9.1289% 3/18/05 (k)	-	984	930
FINANCIALS - 0.1%
Diversified Financials - 0.1%
VoiceStream PCS Holding LLC Tranche A term loan 7.67% 12/31/06 (k)	B1	1,300	1,295
TOTAL PURCHASED BANK DEBT (Cost $2,150)			2,225
Cash Equivalents - 3.9%
	Shares
Fidelity Cash Central Fund, 4.23% (c)	84,665,461	84,665
Fidelity Securities Lending Cash Central Fund, 4.04% (c)	796,491	796
TOTAL CASH EQUIVALENTS (Cost $85,461)		85,461
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,915,218)		2,172,873
NET OTHER ASSETS - 0.1%		3,258
NET ASSETS - 100%		$ 2,176,131
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
143 S&P 500 Stock Index Contracts	June 2001	$ 44,952	$ 2,798

The face value of futures purchased as a percentage of net assets - 2.1%
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $60,255,000 or 2.8% of net assets.

(h) Security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,089,000.
(j) Security or a portion of the security is subject to a forward commitment to sell.
(k) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(l) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Micron Technology, Inc. 6.5% 9/30/05	3/3/99	$ 774
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	26.8%	AAA, AA, A	23.9%
Baa	5.1%	BBB	4.8%
Ba	0.8%	BB	1.3%
B	3.1%	B	3.2%
Caa	0.7%	CCC	0.2%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.4%. FMR has determined that unrated debt securities that are lower quality account for 0.2% of the total value of investment in securities.

Purchases and sales of securities, other than short-term securities, aggregated $1,195,560,000 and $1,393,674,000, respectively, of which long-term U.S. government and government agency obligations aggregated $408,179,000 and $479,410,000, respectively.

The market value of futures contracts opened and closed during the period amounted to $82,440,000 and $37,219,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $49,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $875,000 or 0% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loan was outstanding amounted to $9,712,000. The weighted average interest rate was 6.1%. Interest expense includes $2,000 paid under the interfund lending program. At period end there were no interfund loans outstanding.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $10,192,000. The weighted average interest rate was 6.85%. Interest expense includes $2,000 paid under the bank borrowing program. At period end there were no bank borrowings outstanding.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $2,225,000 or 0.1% of net assets.
Income Tax Information

At May 31, 2001, the aggregate cost of investment securities for income tax purposes was $1,925,878,000. Net unrealized appreciation aggregated $246,995,000, of which $321,506,000 related to appreciated investment securities and $74,511,000 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	Amounts in thousands (except per-share amounts) May 31, 2001
Assets
Investment in securities, at value (including securities loaned of $741) (cost $1,915,218) - See accompanying schedule		$ 2,172,873
Commitment to sell securities on a delayed delivery basis	$ (9,928)
Receivable for securities sold on a delayed delivery basis	9,987	59
Receivable for investments sold, regular delivery		22,803
Cash		10
Receivable for fund shares sold		2,595
Dividends receivable		1,528
Interest receivable		10,376
Receivable for daily variation on futures contracts		265
Other receivables		14
Total assets		2,210,523
Liabilities
Payable for investments purchased Regular delivery	7,362
Delayed delivery	14,619
Payable for fund shares redeemed	9,284
Distributions payable	2
Accrued management fee	793
Distribution fees payable	953
Other payables and accrued expenses	583
Collateral on securities loaned, at value	796
Total liabilities		34,392
Net Assets		$ 2,176,131
Net Assets consist of:
Paid in capital		$ 1,979,858
Undistributed net investment income		16,572
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(80,805)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		260,506
Net Assets		$ 2,176,131

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2001
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($75,333 ÷ 4,678 shares)	$16.10
Maximum offering price per share (100/94.25 of $16.10)	$17.08
Class T: Net Asset Value and redemption price per share ($1,860,674 ÷ 115,128 shares)	$16.16
Maximum offering price per share (100/96.50 of $16.16)	$16.75
Class B: Net Asset Value and offering price per share ($120,881 ÷ 7,532 shares) A	$16.05
Class C: Net Asset Value and offering price per share ($63,366 ÷ 3,952 shares) A	$16.03
Institutional Class: Net Asset Value, offering price and redemption price per share ($55,877 ÷ 3,439 shares)	$16.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2001
Investment Income Dividends		$ 8,290
Interest		33,953
Security lending		3
Total income		42,246
Expenses
Management fee	$ 4,761
Transfer agent fees	2,443
Distribution fees	5,757
Accounting and security lending fees	237
Custodian fees and expenses	45
Registration fees	62
Audit	59
Legal	9
Interest	4
Miscellaneous	9
Total expenses before reductions	13,386
Expense reductions	(174)	13,212
Net investment income		29,034
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(45,212)
Foreign currency transactions	5
Futures contracts	(3,067)	(48,274)
Change in net unrealized appreciation (depreciation) on:
Investment securities	51,943
Assets and liabilities in foreign currencies	(2)
Futures contracts	2,798
Delayed delivery commitments	59	54,798
Net gain (loss)		6,524
Net increase (decrease) in net assets resulting from operations		$ 35,558

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2001	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 29,034	$ 68,849
Net realized gain (loss)	(48,274)	55,168
Change in net unrealized appreciation (depreciation)	54,798	(238,992)
Net increase (decrease) in net assets resulting from operations	35,558	(114,975)
Distributions to shareholders From net investment income	(33,088)	(65,444)
From net realized gain	(30,731)	(133,985)
In excess of net realized gain	(32,531)	-
Total distributions	(96,350)	(199,429)
Share transactions - net increase (decrease)	(61,348)	(491,806)
Total increase (decrease) in net assets	(122,140)	(806,210)
Net Assets
Beginning of period	2,298,271	3,104,481
End of period (including undistributed net investment income of $16,572 and $20,626, respectively)	$ 2,176,131	$ 2,298,271

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31,	Years ended November 30,
	2001	2000	1999	1998 H	1998 I	1997 I	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 16.55	$ 18.64	$ 19.91	$ 19.25	$ 18.75	$ 16.04	$ 15.22
Income from Invest- ment Operations
Net investment income D	.23	.49	.50	.05	.53	.48	.08
Net realized and unrealized gain (loss)	.06	(1.29)	.53	.61	1.80	2.83	.88
Total from investment operations	.29	(.80)	1.03	.66	2.33	3.31	.96
Less Distributions
From net investment income	(.28)	(.48)	(.52)	-	(.57)	(.49)	(.14)
From net realized gain	(.22)	(.81)	(1.78)	-	(1.26)	(.11)	-
In excess of net realized gain	(.24)	-	-	-	-	-	-
Total distributions	(.74)	(1.29)	(2.30)	-	(1.83)	(.60)	(.14)
Net asset value, end of period	$ 16.10	$ 16.55	$ 18.64	$ 19.91	$ 19.25	$ 18.75	$ 16.04
Total Return B, C	1.80%	(4.67)%	5.65%	3.43%	13.04%	20.99%	6.34%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 75	$ 66	$ 59	$ 17	$ 16	$ 8	$ 1
Ratio of expenses to average net assets	.95% A	.93%	.93%	1.02% A	1.05%	1.41% F	1.50% A, F
Ratio of expenses to average net assets after expense reductions	.93% A, G	.91% G	.91% G	1.02% A	1.02% G	1.40% G	1.49% A, G
Ratio of net investment income to average net assets	2.93% A	2.81%	2.68%	3.13% A	2.76%	2.68%	3.07% A
Portfolio turnover rate	112% A	120%	93%	73% A	85%	70%	223%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to October 31, 1996.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H One month ended November 30

I For the year ended October 31

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31,	Years ended November 30,
	2001	2000	1999	1998 F	1998 G	1997 G	1996 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.58	$ 18.67	$ 19.96	$ 19.30	$ 18.79	$ 16.07	$ 15.30
Income from Invest- ment Operations
Net investment income D	.21	.45	.46	.05	.51	.53	.51
Net realized and unrealized gain (loss)	.07	(1.30)	.51	.61	1.80	2.84	.88
Total from investment operations	.28	(.85)	.97	.66	2.31	3.37	1.39
Less Distributions
From net investment income	(.24)	(.43)	(.48)	-	(.54)	(.54)	(.59)
From net realized gain	(.22)	(.81)	(1.78)	-	(1.26)	(.11)	(.03)
In excess of net realized gain	(.24)	-	-	-	-	-	-
Total distributions	(.70)	(1.24)	(2.26)	-	(1.80)	(.65)	(.62)
Net asset value, end of period	$ 16.16	$ 16.58	$ 18.67	$ 19.96	$ 19.30	$ 18.79	$ 16.07
Total Return B, C	1.73%	(4.94)%	5.30%	3.42%	12.90%	21.36%	9.30%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 1,861	$ 2,021	$ 2,802	$ 2,993	$ 2,903	$ 2,901	$ 2,993
Ratio of expenses to average net assets	1.20% A	1.16%	1.16%	1.22% A	1.16%	1.17%	1.26%
Ratio of expenses to average net assets after expense reductions	1.19% A, E	1.15% E	1.14% E	1.22% A	1.15% E	1.17%	1.25% E
Ratio of net investment income to average net assets	2.67% A	2.57%	2.45%	2.92% A	2.68%	2.98%	3.32%
Portfolio turnover rate	112% A	120%	93%	73% A	85%	70%	223%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F One month ended November 30

G For the year ended October 31

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31,	Years ended November 30,
	2001	2000	1999	1998 G	1998 H	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 16.47	$ 18.54	$ 19.86	$ 19.21	$ 18.71	$ 16.36
Income from Investment Operations
Net investment income D	.17	.35	.36	.04	.38	.29
Net realized and unrealized gain (loss)	.07	(1.29)	.50	.61	1.81	2.38
Total from investment operations	.24	(.94)	.86	.65	2.19	2.67
Less Distributions
From net investment income	(.20)	(.32)	(.40)	-	(.43)	(.32)
From net realized gain	(.22)	(.81)	(1.78)	-	(1.26)	-
In excess of net realized gain	(.24)	-	-	-	-	-
Total distributions	(.66)	(1.13)	(2.18)	-	(1.69)	(.32)
Net asset value, end of period	$ 16.05	$ 16.47	$ 18.54	$ 19.86	$ 19.21	$ 18.71
Total Return B, C	1.49%	(5.45)%	4.71%	3.38%	12.25%	16.40%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 121	$ 111	$ 124	$ 57	$ 51	$ 16
Ratio of expenses to average net assets	1.76% A	1.72%	1.69%	1.80% A	1.74%	2.12% A
Ratio of expenses to average net assets after expense reductions	1.75% A, F	1.70% F	1.68% F	1.80% A	1.73% F	2.11% A, F
Ratio of net investment income to average net assets	2.12% A	2.01%	1.91%	2.35% A	2.02%	1.88% A
Portfolio turnover rate	112% A	120%	93%	73% A	85%	70%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period December 31, 1996 (commencement of sale of Class B shares) to October 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G One month ended November 30

H For the year ended October 31

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31,	Years ended November 30,
	2001	2000	1999	1998 H	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 16.47	$ 18.55	$ 19.88	$ 19.22	$ 19.05
Income from Investment Operations
Net investment income D	.17	.35	.36	.04	.36
Net realized and unrealized gain (loss)	.06	(1.29)	.48	.62	1.56
Total from investment operations	.23	(.94)	.84	.66	1.92
Less Distributions
From net investment income	(.21)	(.33)	(.39)	-	(.49)
From net realized gain	(.22)	(.81)	(1.78)	-	(1.26)
In excess of net realized gain	(.24)	-	-	-	-
Total distributions	(.67)	(1.14)	(2.17)	-	(1.75)
Net asset value, end of period	$ 16.03	$ 16.47	$ 18.55	$ 19.88	$ 19.22
Total Return B, C	1.43%	(5.45)%	4.60%	3.43%	10.62%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 63	$ 54	$ 53	$ 21	$ 20
Ratio of expenses to average net assets	1.73% A	1.69%	1.66%	1.77% A	1.80% A, F
Ratio of expenses to average net assets after expense reductions	1.71% A, G	1.68% G	1.65% G	1.76% A, G	1.79% A, G
Ratio of net investment income to average net assets	2.15% A	2.03%	1.95%	2.37% A	1.89% A
Portfolio turnover rate	112% A	120%	93%	73% A	85%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to October 31, 1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H One month ended November 30

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31,	Years ended November 30,
	2001	2000	1999	1998 F	1998 G	1997 G	1996 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.69	$ 18.77	$ 20.03	$ 19.35	$ 18.85	$ 16.11	$ 15.40
Income from Investment Operations
Net investment income D	.25	.57	.56	.05	.60	.61	.54
Net realized and unrealized gain (loss)	.07	(1.32)	.53	.63	1.81	2.86	.87
Total from investment operations	.32	(.75)	1.09	.68	2.41	3.47	1.41
Less Distributions
From net investment income	(.30)	(.52)	(.57)	-	(.65)	(.62)	(.67)
From net realized gain	(.22)	(.81)	(1.78)	-	(1.26)	(.11)	(.03)
In excess of net realized gain	(.24)	-	-	-	-	-	-
Total distributions	(.76)	(1.33)	(2.35)	-	(1.91)	(.73)	(.70)
Net asset value, end of period	$ 16.25	$ 16.69	$ 18.77	$ 20.03	$ 19.35	$ 18.85	$ 16.11
Total Return B, C	1.98%	(4.37)%	5.95%	3.51%	13.45%	21.97%	9.41%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 56	$ 46	$ 67	$ 63	$ 61	$ 39	$ 22
Ratio of expenses to average net assets	.67% A	.63%	.64%	.66% A	.65%	.69%	1.06%
Ratio of expenses to average net assets after expense reductions	.65% A, E	.61% E	.63% E	.66% A	.63% E	.69%	1.03% E
Ratio of net investment income to average net assets	3.21% A	3.10%	2.96%	3.48% A	3.15%	3.42%	3.54%
Portfolio turnover rate	112% A	120%	93%	73% A	85%	70%	223%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F One month ended November 30

G For the year ended October 31

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001

1. Significant Accounting Policies.

Fidelity Advisor Balanced Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end.

Semiannual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, foreign currency transactions, defaulted bonds, market discount, contingent interest, non-taxable dividends and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective December 1, 2001 , the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Semiannual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked-to-market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the applicable statements of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the

Semiannual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Futures Contracts - continued

underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's schedule of investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's schedule of investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities and the market value of future contracts opened and closed, is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .15%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets.

Semiannual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 88,000	$ -
Class T	4,806,000	54,000
Class B	569,000	427,000
Class C	294,000	58,000
	$ 5,757,000	$ 539,000

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is

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Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 76,000	$ 27,000
Class T	173,000	43,000
Class B	164,000	164,000*
Class C	7,000	7,000*
	$ 420,000	$ 241,000

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 77,000	.22*
Class T	2,088,000	.22*
Class B	152,000	.27*
Class C	70,000	.24*
Institutional Class	56,000	.19*
	$ 2,443,000

* Annualized.

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's schedule of investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining

Semiannual Report

Notes to Financial Statements - continued

6. Security Lending - continued

access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's schedule of investments.

8. Expense Reductions.

Certain security trades were directed to brokers who paid $170,000 of the fund's expenses. In addition through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period credits reduced the fund's custody expenses by $3,000, and Institutional Class' transfer agent expenses by $1,000.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Amounts in thousands	Six months ended May 31,	Year ended November 30,
	2001	2000
From net investment income
Class A	$ 1,188	$ 1,654
Class T	28,768	58,986
Class B	1,376	2,131
Class C	736	1,004
Institutional Class	1,020	1,669
Total	$ 33,088	$ 65,444
From net realized gain
Class A	$ 913	$ 2,577
Class T	26,953	120,792
Class B	1,501	5,431
Class C	734	2,339
Institutional Class	630	2,846
Total	$ 30,731	$ 133,985

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Notes to Financial Statements - continued

9. Distributions to Shareholders - continued

Amounts in thousands	Six months ended May 31,	Year ended November 30,
	2001	2000
In excess of net realized gain
Class A	$ 966	$ -
Class T	28,533	-
Class B	1,588	-
Class C	776	-
Institutional Class	668	-
Total	$ 32,531	$ -
	$ 96,350	$ 199,429

10. Share Transactions.

Transactions for each class of shares were as follows:

Amounts in thousands	Shares		Dollars
	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2001	2000	2001	2000
Class A Shares sold	895	2,120	$ 14,354	$ 37,762
Reinvestment of distributions	186	225	2,980	4,015
Shares redeemed	(406)	(1,529)	(6,459)	(27,017)
Net increase (decrease)	675	816	$ 10,875	$ 14,760
Class T Shares sold	9,972	22,605	$ 160,309	$ 402,156
Reinvestment of distributions	4,960	9,463	79,774	169,467
Shares redeemed	(21,655)	(60,258)	(347,350)	(1,072,961)
Net increase (decrease)	(6,723)	(28,190)	$ (107,267)	$ (501,338)
Class B Shares sold	1,266	1,772	$ 20,093	$ 31,291
Reinvestment of distributions	251	383	4,025	6,813
Shares redeemed	(709)	(2,115)	(11,281)	(37,297)
Net increase (decrease)	808	40	$ 12,837	$ 807

Semiannual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

Amounts in thousands	Shares		Dollars
	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2001	2000	2001	2000
Class C Shares sold	1,026	1,754	$ 16,340	$ 31,059
Reinvestment of distributions	118	147	1,876	2,613
Shares redeemed	(487)	(1,438)	(7,786)	(25,371)
Net increase (decrease)	657	463	$ 10,430	$ 8,301
Institutional Class Shares sold	1,898	507	$ 31,218	$ 9,026
Reinvestment of distributions	138	247	2,219	4,429
Shares redeemed	(1,379)	(1,547)	(21,660)	(27,791)
Net increase (decrease)	657	(793)	$ 11,777	$ (14,336)

Semiannual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Balanced Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Balanced Fund, (the Fund), a fund of Fidelity Advisor Series I, including the portfolio of investments, as of May 31, 2001, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months then ended and year ended November 30, 2000, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Balanced Fund as of May 31, 2001, and the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and year ended November 30, 2000, and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP
Boston, Massachusetts
July 12, 2001

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Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity Investments
Money Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Richard A. Spillane, Jr., Vice President

Kevin Grant, Vice President

John Avery, Vice President

Eric D. Roiter, Secretary

Robert A Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

* Independent trustees

Advisory Board

William S. Stavropoulos

General Distributor

Fidelity Distributions Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AIG-SANN-0701 139090
1.703549.103

(Fidelity logo graphic)

Fidelity® Advisor

Balanced Fund -

Institutional Class

Semiannual Report

May 31, 2001

(2_fidelity_logos)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The managers' review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Balanced Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' prior 0.65% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Adv Balanced - Inst CL	1.98%	-1.16%	56.82%	145.51%
Fidelity Balanced 60/40 Composite	-0.11%	-1.29%	80.12%	216.99%
S&P 500 ®	-3.90%	-10.55%	102.27%	299.21%
LB Aggregate Bond	5.14%	13.12%	44.80%	112.37%
Balanced Funds Average	1.34%	0.92%	62.71%	177.57%

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Fidelity Balanced 60/40 Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 SM Index and the Lehman Brothers Aggregate Bond Index. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 479 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Balanced - Inst CL	-1.16%	9.42%	9.40%
Fidelity Balanced 60/40 Composite	-1.29%	12.49%	12.23%

Average annual total returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Balanced Fund - Institutional Class
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Balanced Fund - Institutional Class on May 31, 1991. As the chart shows, by May 31, 2001, the value of the investment would have grown to $24,551 - a 145.51% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the Standard & Poor's 500 Index would have grown to $39,921 - a 299.21% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $21,237 - a 112.37% increase. You can also look at how the Fidelity Balanced 60/40 Composite Index did over the same period. The composite index combines the total returns of the Standard & Poor's 500 Index (60%) and the Lehman Brothers Aggregate Bond Index (40%). With dividends and interest, if any, reinvested, the same $10,000 would have grown to $31,699 - a 216.99% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Semiannual Report

Fund Talk: The Managers' Overview

Market Recap

Concerns about a protracted slowdown in the U.S. economy cast a pall over most major equity markets during the six-month period that ended May 31, 2001. The effects of 2000's interest-rate hikes, combined with soaring energy costs, applied persistent downward pressure on corporate profits, threatening the viability of economic expansion. The earnings squeeze was particularly severe in the technology sector, which suffered from a broad curtailment in capital spending - the source of economic growth in recent years - induced by excess capacity and scarce available funding. The tech-laden NASDAQ Composite® Index sank 18.65%. The sector also influenced the direction of the Standard & Poor's 500SM Index, which fell 3.90%. The Federal Reserve Board responded to the economic slowdown by aggressively unwinding its previous tightening cycle with five half-point interest-rate cuts during the first five months of 2001. However, despite snapbacks in January and April, these actions weren't enough to spur sustained buying by tech-weary investors, who remained focused on value stocks and more defensive holdings in less volatile market segments. Stable blue chips in the Dow Jones Industrial AverageSM received considerable attention, rising 5.61%. In contrast, bonds did well relative to most equities, as the Lehman Brothers Aggregate Bond Index returned 5.14%. All spread sectors outperformed Treasuries during this time frame. Corporates, which languished throughout 2000, bounced back sharply during the spring in response to easing interest rates and federal tax cuts. Agencies benefited from reduced political risk surrounding government-sponsored enterprises, while a red-hot housing market aided discount mortgage securities.

(Portfolio Manager photograph)
An interview with John Avery (right), Lead Portfolio Manager of Fidelity Advisor Balanced Fund, and Kevin Grant (left), manager for fixed-income investments

Q. How did the fund perform, John?

J.A. For the six months that ended May 31, 2001, the fund's Institutional Class shares delivered a return of 1.98%. That performance topped the Fidelity Balanced 60/40 Composite Index and the balanced funds average tracked by Lipper Inc., which returned -0.11% and 1.34%, respectively. For the 12 months that ended May 31, 2001, the fund's Institutional Class shares returned -1.16%, while the Fidelity Composite index and Lipper average returned -1.29% and 0.92%, respectively.

Semiannual Report

Fund Talk: The Managers' Overview - continued

Q. What helped the fund to outpace both its benchmark and peer group during the past six months?

J.A. The fund's defensive posture, which hurt performance in previous reporting periods, helped this time around on both fronts. A good portion of our advantage relative to the index in particular came from equities as a result of our underweighting in technology, by far the market's worst-performing sector during the period. Within the sector, my focus was on further reducing exposure to higher-volatility names that were trading at high valuations and whose fundamentals were deteriorating amid a slowing economy. This strategy had us holding a much smaller concentration than the index in tech's fallen stars - namely Nortel, Oracle, Cisco and JDS Uniphase - which suffered precipitous declines. Underweighting just these four stocks accounted for more than half of our relative advantage. Equally important were the stocks on which I had a positive stance. Given the Federal Reserve Board's strong bias toward lowering interest rates, I increased the fund's weighting in more-cyclically oriented tech stocks, which tend to outperform in anticipation of an improving economy. I found plenty of mid-caps in both the semiconductor and semiconductor-capital equipment spaces early in the period that were trading at particularly attractive valuations. We emphasized a handful of names, including NVIDIA, Novellus, Teradyne and KLA Tencor, which bucked the downturn and performed extremely well for us. Some of the stocks I've mentioned thus far were no longer held at the end of the period.

Q. Did the cyclical theme hold throughout the rest of the portfolio?

J.A. For the most part, it did. I boosted the fund's exposure to traditional cyclical stocks that were trading cheap within other areas of the market, such as metals and chemicals. This move also paid off, as the market proceeded to gravitate toward these groups. On top of our cyclical positioning, we had a sizable stable-growth component in the portfolio that also fared well. Stocks such as McGraw-Hill were reliable "steady Eddies" that successfully navigated a challenging market backdrop.

Q. What were some of your asset allocation decisions, and how did they play out for the fund?

J.A. My objective is to keep the fund at around 60% in equities and 40% in bonds. Through the first several months of the period - based on what was happening in the markets - the fund's bond holdings appreciated in value and its equities generally declined, leading to a modest overweighting in bonds overall. In the spring, as stocks appeared oversold, I made adjustments to the fund's allocation to bring it back in line with the index. This move was particularly helpful versus our peers, which tended to remain underweighted in equities and, thus, didn't fully participate in the sharp snapback late in the period. In terms of bonds, we benefited from maintaining a small slice of high-yield debt - the top-performing asset class during the period and not represented in the index. I stuck with the position because I felt it, too, offered tremendous value after being hammered late in 2000. It also fit the cyclical theme I had in the equity portion of the fund, as many issuers in the high-yield world are smaller-cap, economically sensitive companies. A strong Fed-induced liquidity rally in January generated much of the performance in this area. Finally, our investment-grade holdings also posted some impressive numbers, providing further returns over the benchmark.

Semiannual Report

Fund Talk: The Managers' Overview - continued

Q. What was driving some of the fund's other top stocks during the period?

J.A. Philip Morris was a great stock to have in a volatile market environment. Improving fundamentals at the food, tobacco and beverage giant helped it overcome a slowing economy and soundly beat earnings estimates. The impending spin-off of its Kraft Foods division unleashed more value in the company and further boosted the stock. Praxair - the largest supplier of natural gases in the Americas - was at the forefront of the cyclical rally, rising steadily on solid demand in oil and gas exploration, refinement and production. Alcoa was a beneficiary of the emerging power shortages plaguing the western U.S., choosing to idle its aluminum production in certain regions and sell its high-priced power back to the grid operators. Moreover, investors priced a much-improved outlook for aluminum prices into the stock, thanks to shrinking supplies.

Q. What were some of your disappointments?

J.A. Our financial holdings generally disappointed. We bought brokerage stocks in the fourth quarter of 2000 when they ran up, but elected not to sell them early in 2001 as they corrected, which was a mistake. Charles Schwab was a prime example of this, falling 32% during the period. I still own many of the brokers because I feel they're a good place to be over the long term. We also got caught holding too much American Express, as the stock slumped when business began to slow. Concerns about consumer credit limited my exposure to banks, which hurt, as the group strongly outperformed the market. The fund's health care exposure further restrained performance. One stock, Schering-Plough, did most of the damage, falling nearly 25% during the period. The pharmaceutical giant suffered when the U.S. Food and Drug Administration discovered that some of the firm's largest manufacturing plants weren't in compliance with the government's production-quality standards.

Q. Turning to you, Kevin, how did the fund's bond subportfolio fare?

K.G. It was a significant contributor to performance during the past six months. Aggressive Fed easing and a steepening yield curve provided a favorable backdrop for our investment-grade holdings, which gained an advantage on the index primarily through our emphasis on the spread sectors - particularly corporate bonds - which handily outperformed Treasuries. Timely trading was one of the keys for us, as we managed to capitalize on the dramatic ups and downs that marked the corporate market during the six-month period. When things were falling apart for corporates late in 2000, I took the opportunity to pick up some good values, significantly raising the fund's exposure to the sector. That move proved wise, as two interest-rate cuts in January sparked a tremendous rebound in the credit markets. We benefited from selling some of our holdings during this rally, particularly from the deeply depressed telecommunications sector. Diversification was another key to performance, as we were able to avoid several major credit problems pervading the period, most notably the meltdown in the technology space and the California utility debacle. Adding to our holdings in Yankee bonds - dollar-denominated securities issued by foreign entities - primarily among European issues, was an important defensive strategy that further aided relative performance.

Semiannual Report

Fund Talk: The Managers' Overview - continued

Q. John, what's your outlook?

J.A. I expect market volatility to continue until the end of the summer, when we'll be better able to gauge the timing of an economic recovery. While the flagging economy may not turn this calendar year, I still think that lower interest rates and a federal tax cut will ultimately stimulate growth. So, I feel pretty bullish, yet fully cognizant of the fact that we probably have some more pain to endure between now and then. In the meantime, I like how the fund is currently positioned, maintaining a balanced weighting of cyclically oriented stocks and more stable growth names.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: both income and growth of capital

Start date: January 6, 1987

Size: as of May 31, 2001, more than $2.1 billion

Manager: John Avery, since 1998, and Kevin Grant, since 1996; John Avery joined Fidelity in 1995; Kevin Grant joined Fidelity in 1993

John Avery discusses the fund's emphasis on cyclical technology stocks:

"I don't know when it's going to get better, but I do know that the Fed is actively trying to manage the economy. It does take time, however, for rate cuts to have an effect on the economy, usually on the order of six to nine months. Last year, as you may recall, it seemed to take quite a while for the impact of higher rates to take hold. When the Fed shifted into an easing mode early in the period, I decided I wanted to be ahead of the curve and use the lag as an opportunity to get cyclically oriented across the equity portion of the fund. I focused on the semiconductor and semiconductor-capital equipment manufacturers, which are plays on a recovery in the economy. Many of these names offered compelling value opportunities, as investors fled even the highest-quality technology stocks for safer havens. It didn't take long for this strategy to pay off, with several of our chip holdings blasting out of their market lows in early April. Spurred by the Fed's commitment to lowering rates, and heartened by improving inventory levels, investors began to price in a pick-up in end demand for non-telecommunications-related chip companies. Although I still maintain a bias toward cyclical tech stocks, it's not as strong as it was three-to-four months ago, simply because many of the stocks have run up and valuations now aren't as attractive."

Semiannual Report

Investment Changes

Top Five Stocks as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	3.5	4.0
Microsoft Corp.	2.2	1.7
Philip Morris Companies, Inc.	1.8	0.9
Pfizer, Inc.	1.6	1.5
Exxon Mobil Corp.	1.4	1.8
	10.5
Top Five Bond Issuers as of May 31, 2001
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	11.6	11.4
U.S. Treasury Obligations	4.5	6.6
Government National Mortgage Association	2.5	2.2
Freddie Mac	1.2	1.0
CS First Boston Mortgage Securities Corp.	0.6	0.4
	20.4
Top Five Market Sectors as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.4	15.3
Information Technology	11.2	13.1
Consumer Discretionary	9.9	8.6
Industrials	8.8	9.2
Health Care	8.3	8.7
Asset Allocation (% of fund's net assets)
As of May 31, 2001 *		As of November 30, 2000 **
	Stocks and Equity Futures 60.9%		Stocks 59.0%
	Bonds 36.8%		Bonds 38.7%
	Convertible Securities 0.2%		Convertible Securities 0.8%
	Other Investments 0.1%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets 2.0%		Short-Term Investments and Net Other Assets 1.5%
* Foreign investments	4.0%	** Foreign investments	4.0%

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments May 31, 2001

Showing Percentage of Net Assets

Common Stocks - 58.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 7.8%
Auto Components - 0.2%
Exide Corp. warrants 3/18/06 (a)	3,144	$ 12
TRW, Inc.	86,000	3,729
		3,741
Automobiles - 0.2%
Ford Motor Co.	139,400	3,394
Household Durables - 0.7%
Black & Decker Corp.	81,000	3,212
Maytag Corp.	119,300	3,944
Mohawk Industries, Inc. (a)	142,300	4,558
Whirlpool Corp.	59,300	3,729
		15,443
Media - 3.9%
AOL Time Warner, Inc. (a)	358,951	18,748
AT&T Corp. - Liberty Media Group Class A (a)	404,200	6,811
Clear Channel Communications, Inc. (a)	44,300	2,701
CS Wireless Systems, Inc. (a)(g)	109	0
General Motors Corp. Class H	153,700	3,673
McGraw-Hill Companies, Inc.	217,300	13,938
Omnicom Group, Inc.	132,400	12,324
Viacom, Inc. Class B (non-vtg.) (a)	312,164	17,993
Walt Disney Co.	253,700	8,022
		84,210
Multiline Retail - 1.5%
Costco Wholesale Corp. (a)	122,200	4,755
Dillards, Inc. Class A	249,200	4,067
Federated Department Stores, Inc. (a)	106,800	4,785
JCPenney Co., Inc.	73,700	1,541
Kmart Corp. (a)	393,300	4,436
Sears, Roebuck & Co.	12,900	514
Wal-Mart Stores, Inc.	244,300	12,643
		32,741
Specialty Retail - 1.3%
AutoNation, Inc.	59,900	698
Gap, Inc.	190,900	5,918
Home Depot, Inc.	233,300	11,499
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.	70,300	$ 4,888
Staples, Inc. (a)	440,100	6,381
		29,384
TOTAL CONSUMER DISCRETIONARY		168,913
CONSUMER STAPLES - 4.8%
Beverages - 1.0%
Anheuser-Busch Companies, Inc.	92,200	4,057
PepsiCo, Inc.	156,700	7,014
The Coca-Cola Co.	207,700	9,845
		20,916
Food & Drug Retailing - 0.4%
Pathmark Stores, Inc. (a)	9,537	217
Rite Aid Corp. (a)	584,700	4,894
Walgreen Co.	108,200	4,349
		9,460
Food Products - 0.1%
Quaker Oats Co.	30,300	2,905
Household Products - 1.0%
Colgate-Palmolive Co.	112,200	6,355
Kimberly-Clark Corp.	90,400	5,465
Procter & Gamble Co.	148,300	9,527
		21,347
Personal Products - 0.5%
Gillette Co.	402,600	11,647
Tobacco - 1.8%
Philip Morris Companies, Inc.	741,220	38,106
TOTAL CONSUMER STAPLES		104,381
ENERGY - 3.9%
Energy Equipment & Services - 1.4%
Baker Hughes, Inc.	190,000	7,486
Diamond Offshore Drilling, Inc.	114,200	4,523
Halliburton Co.	125,900	5,885
Schlumberger Ltd. (NY Shares)	124,600	7,854
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
Tokheim Corp. (a)	7,987	$ 40
Transocean Sedco Forex, Inc.	83,300	4,452
		30,240
Oil & Gas - 2.5%
Chevron Corp.	83,600	8,030
Conoco, Inc. Class B	253,600	7,912
Exxon Mobil Corp.	354,984	31,505
Royal Dutch Petroleum Co. (NY Shares)	130,600	7,964
		55,411
TOTAL ENERGY		85,651
FINANCIALS - 10.3%
Banks - 2.1%
Bank of America Corp.	270,500	16,027
Bank of New York Co., Inc.	315,400	17,224
FleetBoston Financial Corp.	140,000	5,823
Pacific Century Financial Corp.	235,000	5,797
		44,871
Diversified Financials - 6.1%
American Express Co.	235,600	9,923
Bear Stearns Companies, Inc.	65,900	3,582
Charles Schwab Corp.	665,550	12,512
Citigroup, Inc.	608,100	31,165
Fannie Mae	167,100	13,776
Freddie Mac	208,300	13,789
Household International, Inc.	74,100	4,865
J.P. Morgan Chase & Co.	354,050	17,402
Merrill Lynch & Co., Inc.	192,800	12,526
Morgan Stanley Dean Witter & Co.	208,100	13,529
		133,069
Insurance - 2.1%
AFLAC, Inc.	143,800	4,663
Allstate Corp.	140,800	6,339
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	384,725	$ 31,163
Conseco, Inc.	169,700	2,956
		45,121
TOTAL FINANCIALS		223,061
HEALTH CARE - 8.0%
Biotechnology - 0.6%
Amgen, Inc. (a)	146,200	9,705
Immunex Corp. (a)	169,500	2,678
		12,383
Health Care Equipment & Supplies - 1.5%
Bausch & Lomb, Inc.	140,600	6,650
Becton, Dickinson & Co.	144,600	4,964
Guidant Corp. (a)	179,600	6,744
Medtronic, Inc.	161,700	6,950
St. Jude Medical, Inc. (a)	113,800	7,001
		32,309
Health Care Providers & Services - 0.4%
Cardinal Health, Inc.	57,600	4,147
McKesson HBOC, Inc.	111,300	3,848
		7,995
Pharmaceuticals - 5.5%
Allergan, Inc.	50,600	4,539
American Home Products Corp.	249,200	15,774
Bristol-Myers Squibb Co.	304,980	16,542
Eli Lilly & Co.	160,300	13,577
Johnson & Johnson	71,200	6,903
Merck & Co., Inc.	161,600	11,795
Pfizer, Inc.	792,750	34,001
Pharmacia Corp.	79,100	3,841
Schering-Plough Corp.	325,100	13,638
		120,610
TOTAL HEALTH CARE		173,297
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - 7.6%
Aerospace & Defense - 0.7%
Boeing Co.	81,600	$ 5,132
General Dynamics Corp.	129,400	10,031
		15,163
Building Products - 0.3%
Masco Corp.	242,100	5,655
Commercial Services & Supplies - 0.2%
ANC Rental Corp. (a)	7,487	37
Ecolab, Inc.	111,500	4,558
		4,595
Electrical Equipment - 0.1%
Molex, Inc. Class A (non-vtg.)	40,700	1,105
Industrial Conglomerates - 4.6%
General Electric Co.	1,538,400	75,382
Minnesota Mining & Manufacturing Co.	65,800	7,803
Tyco International Ltd.	309,590	17,786
		100,971
Machinery - 1.3%
Caterpillar, Inc.	129,900	7,035
Danaher Corp.	109,700	6,909
Eaton Corp.	64,200	5,020
Illinois Tool Works, Inc.	66,500	4,553
Ingersoll-Rand Co.	100,300	4,950
		28,467
Road & Rail - 0.4%
Norfolk Southern Corp.	118,500	2,627
Union Pacific Corp.	121,300	6,975
		9,602
TOTAL INDUSTRIALS		165,558
INFORMATION TECHNOLOGY - 10.6%
Communications Equipment - 0.9%
CIENA Corp. (a)	44,000	2,383
Cisco Systems, Inc. (a)	379,800	7,315
Comverse Technology, Inc. (a)	56,000	3,248
Harris Corp.	64,500	1,833
Motorola, Inc.	260,300	3,826
		18,605
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.6%
Dell Computer Corp. (a)	285,400	$ 6,952
EMC Corp.	99,000	3,128
Hewlett-Packard Co.	64,900	1,903
International Business Machines Corp.	142,522	15,934
Sun Microsystems, Inc. (a)	383,900	6,323
		34,240
Electronic Equipment & Instruments - 1.2%
Agilent Technologies, Inc. (a)	68,800	2,308
Amphenol Corp. Class A (a)	27,800	1,408
Arrow Electronics, Inc. (a)	86,300	2,173
Avnet, Inc.	144,200	3,553
AVX Corp.	72,500	1,356
Insilco Corp. warrants 8/15/07	600	0
KEMET Corp. (a)	64,400	1,182
Kent Electronics Corp. (a)	66,700	1,428
Millipore Corp.	86,400	4,800
PerkinElmer, Inc.	64,500	4,452
Tektronix, Inc. (a)	54,000	1,324
Thermo Electron Corp. (a)	112,000	3,126
		27,110
Semiconductor Equipment & Products - 4.0%
Applied Materials, Inc. (a)	66,000	3,295
Atmel Corp. (a)	99,900	1,109
Axcelis Technologies, Inc.	89,800	1,334
Cabot Microelectronics Corp. (a)	44,000	2,827
Cypress Semiconductor Corp. (a)	122,600	2,593
Fairchild Semiconductor International, Inc. Class A (a)	370,100	7,309
Helix Technology, Inc.	126,900	3,581
Integrated Circuit Systems, Inc.	221,300	3,636
Integrated Device Technology, Inc. (a)	112,600	4,126
Intel Corp.	300,300	8,111
Intersil Holding Corp. Class A (a)	121,100	3,947
KLA-Tencor Corp. (a)	86,500	4,465
LAM Research Corp. (a)	175,100	4,836
LTX Corp. (a)	194,700	4,723
Mattson Technology, Inc. (a)	37,900	663
Micron Technology, Inc. (a)	279,000	10,463
National Semiconductor Corp. (a)	139,600	3,702
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Teradyne, Inc. (a)	385,500	$ 15,362
Varian Semiconductor Equipment Associates, Inc. (a)	41,500	1,642
		87,724
Software - 2.9%
BMC Software, Inc. (a)	36,900	882
Computer Associates International, Inc.	198,700	5,635
Microsoft Corp. (a)	684,000	47,319
NVIDIA Corp. (a)	104,500	8,946
		62,782
TOTAL INFORMATION TECHNOLOGY		230,461
MATERIALS - 2.4%
Chemicals - 1.0%
Dow Chemical Co.	205,800	7,370
E.I. du Pont de Nemours and Co.	111,520	5,175
Praxair, Inc.	208,000	10,460
		23,005
Metals & Mining - 1.0%
Alcan, Inc.	132,300	5,921
Alcoa, Inc.	367,900	15,875
		21,796
Paper & Forest Products - 0.4%
Georgia-Pacific Corp.	62,700	2,223
International Paper Co.	155,100	5,933
		8,156
TOTAL MATERIALS		52,957
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
AT&T Corp.	299,531	6,341
BellSouth Corp.	255,100	10,518
KMC Telecom Holdings, Inc. warrants 4/15/08 (a)(g)	610	0
Loral Orion Network Systems, Inc.:
warrants 1/15/07 (CV ratio .47) (a)	6,760	3
warrants 1/15/07 (CV ratio .6) (a)	1,445	1
McCaw International Ltd. warrants 4/16/07 (a)(g)	6,190	31
Qwest Communications International, Inc.	104,600	3,843
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.	314,884	$ 13,556
Verizon Communications	181,600	9,961
		44,254
UTILITIES - 0.7%
Electric Utilities - 0.4%
AES Corp. (a)	185,300	8,413
Multi-Utilities - 0.3%
Dynegy, Inc. Class A	48,400	2,386
Enron Corp.	96,100	5,085
		7,471
TOTAL UTILITIES		15,884
TOTAL COMMON STOCKS (Cost $1,002,170)		1,264,417
Preferred Stocks - 0.7%

Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (g)	65,591	1
Nonconvertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
CSC Holdings, Inc.:
Series H, $11.75 pay-in-kind	10,439	1,151
Series M, $11.125 pay-in-kind	26,414	2,886
PRIMEDIA, Inc. Series D, $10.00	4,370	365
		4,402
FINANCIALS - 0.0%
Insurance - 0.0%
American Annuity Group Capital Trust II $88.75	1,000	987
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Fresenius Medical Care Capital Trust II $7.875	1,331	1,323
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Adelphia Business Solution, Inc. Series B, $128.75 pay-in-kind	7	$ 2
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	2,375	2,446
		2,448
Wireless Telecommunication Services - 0.3%
Dobson Communications Corp. $122.50 pay-in-kind	262	233
Nextel Communications, Inc.:
Series D, $130.00 pay-in-kind	4,242	3,054
Series E, $111.25 pay-in-kind	3,653	2,265
		5,552
TOTAL TELECOMMUNICATION SERVICES		8,000
TOTAL NONCONVERTIBLE PREFERRED STOCKS		14,712
TOTAL PREFERRED STOCKS (Cost $16,686)		14,713
Corporate Bonds - 13.9%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
EchoStar Communications Corp. 4.875% 1/1/07	Caa1	$ 820	777
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Renal Treatment Centers, Inc. 5.625% 7/15/06	B2	220	217
Tenet Healthcare Corp. 6% 12/1/05	B1	470	437
Total Renal Care Holdings 7% 5/15/09	B2	1,660	1,550
			2,204
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - 0.1%
Semiconductor Equipment & Products - 0.0%
Transwitch Corp. 4.5% 9/12/05	B2	$ 480	$ 343
Software - 0.1%
Cyras Systems, Inc. 4.5% 8/15/05 (g)	-	470	531
TOTAL INFORMATION TECHNOLOGY			874
TOTAL CONVERTIBLE BONDS			3,855
Nonconvertible Bonds - 13.7%
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.0%
Lear Corp. 7.96% 5/15/05	Ba1	315	315
Oxford Automotive, Inc. 10.125% 6/15/07	Caa1	125	79
			394
Hotels, Restaurants & Leisure - 0.7%
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	695	707
Hilton Hotels Corp. 7.625% 5/15/08	Baa3	1,410	1,368
HMH Properties, Inc.:
7.875% 8/1/05	Ba2	355	351
7.875% 8/1/08	Ba2	1,075	1,045
Horseshoe Gaming LLC 8.625% 5/15/09	B2	1,234	1,253
Host Marriott LP 9.25% 10/1/07	Ba2	290	302
KSL Recreation Group, Inc. 10.25% 5/1/07	B2	730	745
Mandalay Resort Group 9.5% 8/1/08	Ba2	540	572
MGM Mirage, Inc.:
8.5% 9/15/10	Baa3	135	139
9.75% 6/1/07	Ba2	765	820
Premier Parks, Inc.:
0% 4/1/08 (e)	B3	1,020	847
9.25% 4/1/06	B3	1,065	1,081
9.75% 6/15/07	B3	95	98
Royal Caribbean Cruises Ltd. 8.75% 2/2/11	Baa3	1,400	1,355
Station Casinos, Inc.:
8.375% 2/15/08 (g)	Ba3	500	505
8.375% 2/15/08	Ba3	425	429
8.875% 12/1/08	B1	200	203
9.875% 7/1/10	B1	385	401
10.125% 3/15/06	B1	111	115
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Sun International Hotels Ltd./Sun International North America, Inc. yankee 8.625% 12/15/07	B1	$ 415	$ 411
Tricon Global Restaurants, Inc. 8.875% 4/15/11	Ba1	470	476
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	1,030	1,097
			14,320
Household Durables - 0.1%
Beazer Homes USA, Inc.:
8.625% 5/15/11	Ba3	680	683
8.875% 4/1/08	Ba3	90	91
Meritage Corp. 9.75% 6/1/11 (g)	B1	360	365
Sealy Mattress Co. 9.875% 12/15/07 (g)	B2	725	725
			1,864
Media - 1.0%
Adelphia Communications Corp. 10.875% 10/1/10	B2	935	989
AMC Entertainment, Inc. 9.5% 2/1/11	Caa3	425	366
British Sky Broadcasting Group PLC yankee 8.2% 7/15/09	Ba1	1,500	1,486
Century Communications Corp. 0% 1/15/08	B2	50	24
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (e)(g)	B2	800	474
8.625% 4/1/09	B2	860	823
10% 4/1/09	B2	530	546
10% 5/15/11 (g)	B2	450	459
10.25% 1/15/10	B2	700	721
Cinemark USA, Inc. 9.625% 8/1/08	Caa2	465	391
Citadel Broadcasting Co. 9.25% 11/15/08	B3	145	162
Continental Cablevision, Inc. 8.3% 5/15/06	A3	1,040	1,120
CSC Holdings, Inc.:
9.875% 5/15/06	Ba3	10	10
9.875% 2/15/13	Ba3	125	132
Diamond Cable Communications PLC yankee:
0% 2/15/07 (e)	B2	800	520
11.75% 12/15/05	B2	285	231
EchoStar DBS Corp. 9.375% 2/1/09	B1	2,365	2,389
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Fox Family Worldwide, Inc. 0% 11/1/07 (e)	B1	$ 1,380	$ 1,214
Fox/Liberty Networks LLC/FLN Finance, Inc. 0% 8/15/07 (e)	Ba1	100	96
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 0% 9/15/07 (e)	B2	160	163
FrontierVision Holdings LP/FrontierVision Holdings Capital II Corp. 0% 9/15/07 (e)	Caa1	490	500
Golden Sky DBS, Inc. 0% 3/1/07 (e)	Caa1	250	160
International Cabletel, Inc. 11.5% 2/1/06	B2	1,660	1,345
Lamar Media Corp.:
9.25% 8/15/07	B1	90	93
9.625% 12/1/06	B1	180	188
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B2	1,170	1,193
Pegasus Communications Corp.:
9.625% 10/15/05	B3	610	567
9.75% 12/1/06	B3	1,165	1,083
Pegasus Satellite Communication, Inc. 12.375% 8/1/06	B3	180	178
Radio One, Inc. 8.875% 7/1/11 (g)	B3	1,625	1,649
Satelites Mexicanos SA de CV 9.4% 6/30/04 (g)(k)	B1	222	202
TCI Communications Financing III 9.65% 3/31/27	A3	1,600	1,746
Telemundo Holdings, Inc. 0% 8/15/08 (e)	B3	335	253
UIH Australia/Pacific, Inc. 14% 5/15/06	Caa2	430	176
			21,649
Multiline Retail - 0.1%
Federated Department Stores, Inc. 8.5% 6/15/03	Baa1	1,700	1,796
JCPenney Co., Inc.:
6% 5/1/06	Ba2	125	104
6.125% 11/15/03	Ba2	40	38
6.9% 8/15/26	Ba2	315	302
7.375% 6/15/04	Ba2	120	115
7.375% 8/15/08	Ba2	40	36
7.4% 4/1/37	Ba2	130	118
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
JCPenney Co., Inc.: - continued
7.6% 4/1/07	Ba2	$ 40	$ 37
7.95% 4/1/17	Ba2	60	47
			2,593
Specialty Retail - 0.0%
Specialty Retailers, Inc. 8.5% 7/15/05 (d)	-	1,400	84
TOTAL CONSUMER DISCRETIONARY			40,904
CONSUMER STAPLES - 0.6%
Food & Drug Retailing - 0.1%
Delhaize America, Inc. 8.125% 4/15/11 (g)	Baa3	1,120	1,152
Jitney-Jungle Stores of America, Inc. 12% 3/1/06 (d)	-	230	2
			1,154
Food Products - 0.2%
ConAgra Foods, Inc. 7.125% 10/1/26	Baa1	3,600	3,669
Del Monte Corp. 9.25% 5/15/11 (g)	B3	480	490
			4,159
Household Products - 0.0%
Fort James Corp. 6.625% 9/15/04	Baa3	390	383
Personal Products - 0.0%
Playtex Products, Inc. 9.375% 6/1/11 (g)	B2	315	322
Tobacco - 0.3%
Philip Morris Companies, Inc. 6.95% 6/1/06	A2	5,000	5,141
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	2,000	2,027
			7,168
TOTAL CONSUMER STAPLES			13,186
ENERGY - 0.3%
Energy Equipment & Services - 0.0%
Lone Star Technologies, Inc. 9% 6/1/11 (g)	B1	90	91
Oil & Gas - 0.3%
Canadian Forest Oil Ltd. yankee 8.75% 9/15/07	B1	230	237
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Chesapeake Energy Corp.:
7.875% 3/15/04	B2	$ 520	$ 520
8.125% 4/1/11 (g)	B2	1,030	1,004
8.5% 3/15/12	B2	520	516
Cross Timbers Oil Co.:
8.75% 11/1/09	B1	385	403
9.25% 4/1/07	B1	110	116
Nuevo Energy Co. 9.375% 10/1/10	B1	535	538
Plains Resources, Inc.:
10.25% 3/15/06	B2	460	474
10.25% 3/15/06	B2	355	366
10.25% 3/15/06	B2	210	216
Texas Eastern Transmission Corp. 7.3% 12/1/10	A2	1,495	1,532
			5,922
TOTAL ENERGY			6,013
FINANCIALS - 5.0%
Banks - 1.7%
ABN-Amro Bank NV, Chicago 6.625% 10/31/01	A1	5,000	5,047
Bank One Corp. 7.875% 8/1/10	A1	3,450	3,690
BankAmerica Corp. 5.875% 2/15/09	Aa2	5,000	4,768
BanPonce Financial Corp. 6.75% 8/9/01	A3	3,850	3,864
Barclays Bank PLC:
8.55% 9/29/49 (f)(g)	Aa2	1,020	1,103
yankee 5.95% 7/15/01	A1	4,550	4,559
Capital One Bank 6.375% 2/15/03	Baa2	2,200	2,211
First Tennessee National Corp. 6.75% 11/15/05	A3	720	726
FleetBoston Financial Corp. 7.25% 9/15/05	A2	2,215	2,325
HSBC Finance Nederland BV 7.4% 4/15/03 (g)	A1	250	258
Kansallis-Osake-Pankki yankee 10% 5/1/02	A1	710	739
Korea Development Bank:
6.625% 11/21/03	Baa2	1,825	1,820
7.125% 4/22/04	Baa2	1,130	1,137
7.375% 9/17/04	Baa2	650	662
MBNA Corp.:
6.34% 6/2/03	Baa2	850	856
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
MBNA Corp.: - continued
6.875% 11/15/02	Baa2	$ 3,700	$ 3,783
Union Planters Corp. 6.75% 11/1/05	Baa2	400	399
			37,947
Diversified Financials - 2.9%
Ahmanson Capital Trust I 8.36% 12/1/26 (g)	A3	1,700	1,729
CanWest Media, Inc. 10.625% 5/15/11 (g)	B2	170	173
Capital One Financial Corp. 7.125% 8/1/08	Baa3	2,550	2,313
Cellco Finance NV yankee:
12.75% 8/1/05	B3	710	575
15% 8/1/05	Caa1	100	83
CIT Group, Inc.:
5.5% 2/15/04	A1	620	612
7.375% 3/15/03	A1	750	776
Citigroup, Inc. 7.25% 10/1/10	Aa3	3,700	3,846
ComEd Financing II 8.5% 1/15/27	Baa3	860	843
Countrywide Home Loans, Inc. 5.25% 5/22/03	A3	1,300	1,302
Crown Cork & Seal Finance PLC yankee:
6.75% 12/15/03	Caa3	180	99
7% 12/15/06	Caa3	85	44
Crown Cork & Seal Finance SA yankee 6.75% 12/15/03	Caa3	325	182
Daimler-Chrysler NA Holding Corp. 6.59% 6/18/02	A3	575	584
First Union Capital II 7.95% 11/15/29	BBB+	2,340	2,367
Ford Motor Credit Co.:
6.875% 2/1/06	A2	1,300	1,323
7.375% 2/1/11	A2	700	713
7.875% 6/15/10	A2	1,540	1,627
General Motors Acceptance Corp.:
6.38% 1/30/04	A2	2,600	2,656
7.5% 7/15/05	A2	1,000	1,049
7.75% 1/19/10	A2	1,800	1,893
GS Escrow Corp. 7% 8/1/03	Ba1	755	753
Household Finance Corp. 6.5% 1/24/06	A2	1,300	1,314
HSBC Capital Funding LP 9.547% 12/31/49 (f)(g)	A1	1,950	2,208
ING Capital Funding Trust III 8.439% 12/31/10	Aa3	2,900	3,083
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Merrill Lynch & Co., Inc. 6.15% 1/26/06	Aa3	$ 2,700	$ 2,715
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	A1	1,175	1,201
NiSource Finance Corp.:
7.625% 11/15/05	Baa2	2,000	2,070
7.875% 11/15/10	Baa2	2,555	2,682
Popular North America, Inc. 7.375% 9/14/01	A3	4,750	4,785
PTC International Finance BV yankee 0% 7/1/07 (e)	B2	295	251
PTC International Finance II SA yankee 11.25% 12/1/09	B2	850	884
Qwest Capital Funding, Inc.:
7.75% 8/15/06	Baa1	1,500	1,580
7.75% 2/15/31 (g)	Baa1	1,300	1,260
7.9% 8/15/10	Baa1	1,400	1,462
SESI LLC 8.875% 5/15/11 (g)	B1	710	728
Sprint Capital Corp.:
5.875% 5/1/04	Baa1	3,430	3,379
6.875% 11/15/28	Baa1	2,140	1,822
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	895	924
TXU Eastern Funding yankee 6.75% 5/15/09	Baa1	2,220	2,071
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	2,100	2,256
Unilever Capital Corp. 6.875% 11/1/05	A1	1,500	1,566
			63,783
Real Estate - 0.4%
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	1,190	1,180
Duke Realty LP 7.3% 6/30/03	Baa1	1,000	1,027
EOP Operating LP 6.625% 2/15/05	Baa1	1,250	1,263
ERP Operating LP 7.1% 6/23/04	A3	1,500	1,543
LNR Property Corp. 9.375% 3/15/08	B1	1,280	1,286
Meditrust Corp. 7.82% 9/10/26	Ba3	615	578
ProLogis Trust 6.7% 4/15/04	Baa1	625	625
WCI Communities, Inc. 10.625% 2/15/11 (g)	B1	445	469
			7,971
TOTAL FINANCIALS			109,701
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Boston Scientific Corp. 6.625% 3/15/05	Baa3	$ 180	$ 170
Health Care Providers & Services - 0.1%
Columbia/HCA Healthcare Corp. 7.15% 3/30/04	Ba1	235	238
DaVita, Inc. 9.25% 4/15/11 (g)	B2	205	213
Mariner Post-Acute Network, Inc. 9.5% 11/1/07 (d)	C	920	0
Medpartners, Inc. 7.375% 10/1/06	Ba3	325	319
Tenet Healthcare Corp.:
8.125% 12/1/08	Ba3	350	361
8.625% 12/1/03	Ba1	265	272
Triad Hospitals Holdings, Inc. 11% 5/15/09	B2	285	311
Triad Hospitals, Inc. 8.75% 5/1/09 (g)	B1	640	659
			2,373
TOTAL HEALTH CARE			2,543
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.2%
Alliant Techsystems, Inc. 8.5% 5/15/11 (g)	B2	975	990
Raytheon Co. 7.9% 3/1/03	Baa3	3,835	3,983
			4,973
Airlines - 0.1%
Continental Airlines, Inc. pass thru trust certificate:
7.434% 3/15/06	Baa1	640	647
7.73% 9/15/12	Baa1	224	221
Delta Air Lines, Inc.:
equipment trust certificate 8.54% 1/2/07	Baa1	615	623
pass thru trust certificate:
7.57% 11/18/10	Aa2	565	595
7.92% 11/18/10	Aa3	500	526
			2,612
Building Products - 0.1%
American Standard Companies, Inc. 8.25% 6/1/09	Ba2	120	124
American Standard, Inc. 7.375% 4/15/05	Ba2	782	782
			906
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - 0.2%
Allied Waste North America, Inc.:
7.375% 1/1/04	Ba3	$ 1,045	$ 1,035
7.625% 1/1/06	Ba3	160	158
7.875% 1/1/09	Ba3	385	383
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	1,810	1,774
AP Holdings, Inc. 0% 3/15/08 (e)	Ca	130	9
Iron Mountain, Inc. 8.25% 7/1/11	B2	90	89
Iron Mountain, Inc. 8.625% 4/1/13	B2	345	350
Pierce Leahy Command Co. yankee 8.125% 5/15/08	B2	140	139
Pierce Leahy Corp. 9.125% 7/15/07	B2	185	191
Protection One Alarm Monitoring, Inc. 7.375% 8/15/05	B3	600	456
			4,584
Machinery - 0.1%
Briggs & Stratton Corp. 8.875% 3/15/11 (g)	Ba1	55	55
Tyco International Group SA yankee 6.75% 2/15/11	Baa1	2,400	2,366
			2,421
Road & Rail - 0.5%
CSX Corp. 6.25% 10/15/08	Baa2	4,000	3,872
Norfolk Southern Corp. 7.05% 5/1/37	Baa1	5,800	5,935
RailAmerica Transportation Corp. 12.875% 8/15/10	B-	40	40
TFM SA de CV yankee:
0% 6/15/09 (e)	B1	600	510
10.25% 6/15/07	B1	870	853
			11,210
TOTAL INDUSTRIALS			26,706
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Crown Castle International Corp.:
0% 5/15/11 (e)	B3	290	202
9% 5/15/11	B3	325	315
10.75% 8/1/11	B3	760	785
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Spectrasite Holdings, Inc.:
0% 4/15/09 (e)	B3	$ 420	$ 202
0% 3/15/10 (e)	B3	1,020	469
10.75% 3/15/10	B3	645	587
			2,560
IT Consulting & Services - 0.3%
Comdisco, Inc.:
5.95% 4/30/02	B2	2,500	1,475
6.375% 11/30/01	B2	4,005	2,603
7.25% 9/1/02	B2	4,000	2,340
			6,418
Semiconductor Equipment & Products - 0.1%
Micron Technology, Inc. 6.5% 9/30/05 (m)	B3	1,000	875
TOTAL INFORMATION TECHNOLOGY			9,853
MATERIALS - 0.5%
Chemicals - 0.2%
Avecia Group PLC yankee 11% 7/1/09	B2	935	972
Huntsman Corp.:
9.5% 7/1/07 (g)	Caa1	2,900	1,914
9.5% 7/1/07 (g)	Caa1	360	238
Huntsman ICI Chemicals LLC 10.125% 7/1/09	B2	640	646
IMC Global, Inc. 7.4% 11/1/02	Ba2	360	344
Lyondell Chemical Co. 9.875% 5/1/07	Ba3	760	785
			4,899
Containers & Packaging - 0.2%
Crown Cork & Seal, Inc.:
6.75% 4/15/03	Caa3	85	54
7.125% 9/1/02	Caa3	485	383
7.375% 12/15/26	Caa3	175	79
8% 4/15/23	Caa3	45	20
8.375% 1/15/05	Caa3	220	119
Gaylord Container Corp.:
9.375% 6/15/07	Caa1	1,505	1,038
9.75% 6/15/07	Caa1	510	357
Owens-Illinois, Inc.:
7.15% 5/15/05	B3	480	410
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Owens-Illinois, Inc.: - continued
7.35% 5/15/08	B3	$ 65	$ 54
7.5% 5/15/10	B3	20	16
7.85% 5/15/04	B3	230	204
8.1% 5/15/07	B3	15	13
Packaging Corp. of America 9.625% 4/1/09	B1	1,280	1,376
			4,123
Metals & Mining - 0.1%
P&L Coal Holdings Corp. 9.625% 5/15/08	B2	960	1,018
Phelps Dodge Corp. 8.75% 6/1/11	Baa2	1,385	1,401
			2,419
Paper & Forest Products - 0.0%
Stone Container Corp.:
9.25% 2/1/08 (g)	B2	390	404
12.58% 8/1/16 (k)	B2	111	118
			522
TOTAL MATERIALS			11,963
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.7%
AT&T Corp. 6.5% 3/15/29	A2	3,410	2,927
British Telecommunications PLC 7.625% 12/15/05	Baa1	3,200	3,360
Cable & Wireless Optus Finance Property Ltd. 8% 6/22/10 (g)	Baa1	1,200	1,287
Citizens Communications Co.:
8.5% 5/15/06	Baa2	290	297
8.5% 5/15/06	Baa2	1,265	1,294
9.25% 5/15/11	Baa2	450	466
9.25% 5/15/11	Baa2	2,100	2,174
France Telecom SA:
7.2% 3/1/06 (g)	A3	2,500	2,585
8.5% 3/1/31 (g)	A3	500	531
Intermedia Communications, Inc.:
0% 7/15/07 (e)	B2	505	447
8.6% 6/1/08	B2	40	39
8.875% 11/1/07	B2	645	634
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Koninklijke KPN NV:
8% 10/1/10	Baa2	$ 1,000	$ 980
8.375% 10/1/30	Baa2	1,000	941
McCaw International Ltd. 0% 4/15/07 (e)	Caa1	3,840	1,920
Nextel International, Inc.:
0% 4/15/08 (e)	Caa1	1,690	625
12.75% 8/1/10	Caa1	1,215	668
SBC Communications, Inc. 5.75% 5/2/06	Aa3	3,885	3,851
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	1,985	1,926
Telefonica Europe BV 8.25% 9/15/30	A2	400	424
Telefonos de Mexico SA de CV 8.25% 1/26/06 (g)	Baa3	2,700	2,724
Teleglobe Canada, Inc. yankee 7.7% 7/20/29	Baa1	3,613	3,477
Tritel PCS, Inc. 0% 5/15/09 (e)	B3	2,645	1,825
Triton PCS, Inc.:
0% 5/1/08 (e)	B3	1,780	1,464
9.375% 2/1/11 (g)	B3	635	633
			37,499
Wireless Telecommunication Services - 0.5%
AT&T Wireless Services, Inc. 8.75% 3/1/31 (g)	Baa2	1,000	1,047
Dobson Communications Corp. 10.875% 7/1/10	B3	555	569
Echostar Broadband Corp. 10.375% 10/1/07	B1	2,210	2,265
Millicom International Cellular SA yankee 0% 6/1/06 (e)	Caa1	1,365	1,201
Nextel Communications, Inc. 12% 11/1/08	B1	165	153
Orange PLC yankee 9% 6/1/09	A3	1,075	1,126
TeleCorp PCS, Inc. 0% 4/15/09 (e)	B3	715	479
VoiceStream Wireless Corp. 10.375% 11/15/09	B2	2,225	2,553
			9,393
TOTAL TELECOMMUNICATION SERVICES			46,892
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - 1.4%
Electric Utilities - 1.2%
AES Corp.:
8.5% 11/1/07	Ba3	$ 660	$ 644
9.375% 9/15/10	Ba1	780	796
Avon Energy Partners Holdings 6.46% 3/4/08 (g)	Baa2	3,500	3,196
CMS Energy Corp.:
7.5% 1/15/09	Ba3	270	252
9.875% 10/15/07	Ba3	1,040	1,102
DR Investments UK PLC yankee 7.1% 5/15/02 (g)	A3	5,000	5,096
Hydro-Quebec 6.3% 5/11/11	A2	6,000	5,902
Illinois Power Co. 7.5% 6/15/09	Baa1	1,260	1,275
Israel Electric Corp. Ltd. 7.75% 12/15/27 (g)	A3	5,790	5,144
Niagara Mohawk Power Corp. 8.875% 5/15/07	Baa3	650	706
Pacific Gas & Electric Co.:
7.05% 3/1/24	B3	100	81
7.875% 3/1/02	B3	225	205
Texas Utilities Co. 6.375% 1/1/08	Baa3	560	542
			24,941
Gas Utilities - 0.2%
Consolidated Natural Gas Co. 6.85% 4/15/11	A2	585	578
KeySpan Corp.:
7.25% 11/15/05	A3	1,485	1,552
7.625% 11/15/10	A3	1,095	1,156
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	1,000	1,041
Sempra Energy 7.95% 3/1/10	A2	810	800
			5,127
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - 0.0%
PG&E National Energy Group, Inc. 10.375% 5/16/11 (g)	Baa2	$ 930	$ 930
TOTAL UTILITIES			30,998
TOTAL NONCONVERTIBLE BONDS			298,759
TOTAL CORPORATE BONDS (Cost $309,125)			302,614
U.S. Government and Government Agency Obligations - 8.0%

U.S. Government Agency Obligations - 3.4%
Fannie Mae:
5.5% 5/2/06	AA-	2,675	2,653
6% 12/15/05	Aaa	2,315	2,360
6.25% 2/1/11	Aa2	1,330	1,320
6.625% 11/15/10	Aaa	1,780	1,848
7.125% 6/15/10	Aaa	2,940	3,154
7.25% 1/15/10	Aaa	12,080	13,052
7.25% 5/15/30	Aaa	6,835	7,443
Farm Credit Systems Financial Assistance Corp. 9.375% 7/21/03	Aaa	5,070	5,552
Federal Agricultural Mortgage Corp. 7.01% 2/10/04	Aaa	1,720	1,806
Freddie Mac:
5.75% 3/15/09	Aaa	3,100	3,066
5.875% 3/21/11	Aa2	6,570	6,337
6.75% 3/15/31	Aaa	4,265	4,378
6.875% 1/15/05	Aaa	12,080	12,727
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency):
Class 1-C, 9.25% 11/15/01	Aaa	247	252
Class 2-E, 9.4% 5/15/02	Aaa	119	123
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	Aaa	198	199
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank): - continued
Series 1993-D, 5.23% 5/15/05	Aaa	$ 368	$ 369
Series 1994-A, 7.12% 4/15/06	Aaa	432	453
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-B, 7.5% 1/26/06	Aaa	352	372
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1994-195, 6.08% 8/15/04	Aaa	1,060	1,077
Series 1996-A1, 6.726% 9/15/10 (callable)	-	4,130	4,280
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			72,821
U.S. Treasury Obligations - 4.6%
U.S. Treasury Bills, yield at date of purchase 3.92% to 4% 7/5/01 to 7/12/01 (i)	-	3,100	3,089
U.S. Treasury Bonds:
6.125% 8/15/29	Aaa	27,390	28,263
6.25% 5/15/30	Aaa	400	422
14% 11/15/11	Aaa	2,695	3,819
U.S. Treasury Notes:
4.25% 5/31/03	Aaa	13,530	13,538
4.625% 5/15/06	Aaa	1,600	1,578
5.5% 2/15/08	Aaa	300	304
6.5% 2/15/10	Aaa	25,130	26,983
7% 7/15/06	Aaa	21,200	23,032
TOTAL U.S. TREASURY OBLIGATIONS			101,028
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $174,644)			173,849
U.S. Government Agency - Mortgage Securities - 12.6%

Fannie Mae - 10.1%
5.5% 2/1/11 to 4/1/11	Aaa	10,667	10,411
6% 6/1/11 to 1/1/29	Aaa	28,949	28,090
6% 6/1/31 (h)	Aaa	10,000	9,644
U.S. Government Agency - Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
6.5% 2/1/24 to 2/1/30	Aaa	$ 112,234	$ 111,158
6.5% 6/1/31 (h)	Aaa	4,900	4,843
7% 12/1/23 to 5/1/31	Aaa	13,297	13,422
7.5% 2/1/15 to 1/1/31	Aaa	37,963	38,885
8% 8/1/26 to 9/1/29	Aaa	2,423	2,517
TOTAL FANNIE MAE			218,970
Government National Mortgage Association - 2.5%
6.5% 10/15/27 to 9/15/29 (j)	Aaa	22,809	22,656
7% 12/15/25 to 7/15/28	Aaa	1,833	1,857
7.5% 2/15/23 to 12/15/28	Aaa	24,674	25,390
8% 11/15/21 to 12/15/26	Aaa	5,346	5,580
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			55,483
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $270,586)			274,453
Asset-Backed Securities - 0.8%

Airplanes pass thru trust 10.875% 3/15/19	Ba2	301	181
American Express Credit Account Master Trust 6.1% 12/15/06	A1	1,600	1,624
Capital One Master Trust 5.45% 3/16/09	Aaa	3,000	2,962
Chase Manhattan Grantor Trust 6.76% 9/15/02	A3	24	24
Discover Card Master Trust I 5.85% 11/16/04	A2	2,000	2,026
Ford Credit Auto Owner Trust:
Series 2001-C Class B, 5.54% 12/15/05	A1	1,000	997
5.71% 9/15/05	A2	720	721
6.2% 12/15/02	Aaa	1,970	1,971
6.4% 12/15/02	Aaa	1,090	1,108
7.03% 11/15/03	Aaa	611	625
Key Auto Finance Trust:
6.3% 10/15/03	A2	291	292
6.65% 10/15/03	Baa3	85	86
MBNA Credit Card Master Note Trust 5.75% 5/16/06	Aaa	1,000	1,001
Sears Credit Account Master Trust II 6.75% 9/16/09	Aaa	2,940	3,053
TOTAL ASSET-BACKED SECURITIES (Cost $16,598)			16,671
Commercial Mortgage Securities - 1.3%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 7.5003% 8/1/24 (g)(k)	-	$ 1,836	$ 1,242
CS First Boston Mortgage Securities Corp.:
floater Series 1998-FL1A:
Class D, 5.5788% 1/10/13 (g)(k)	Aa1	1,749	1,749
Class E, 5.2838% 1/10/13 (g)(k)	Baa1	5,360	5,357
sequential pay Series 2000-C1 Class A2, 7.545% 4/15/62	AAA	1,000	1,055
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	3,070	3,042
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 5/10/10	Aaa	3,500	3,704
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 8.0835% 4/29/39 (k)	-	650	508
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc.:
Series 1996-C1 Class F, 7.86% 10/15/28 (g)	Ba1	500	464
Series 2000-C3 Class A2, 6.957% 12/1/15	Aaa	2,500	2,543
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9699% 4/13/31 (g)(k)	Baa3	2,600	2,443
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. Series 1996-PML Class K, 7.9% 11/15/26 (g)	-	1,250	861
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (g)	Aaa	4,500	4,564
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $27,113)			27,532
Foreign Government and Government Agency Obligations (l) - 0.3%

Ontario Province 6% 2/21/06	Aa3	1,900	1,923
TELUS Corp. yankee 7.5% 6/1/07	Baa2	1,460	1,472
United Mexican States:
8.5% 2/1/06	Baa3	1,200	1,240
9.875% 2/1/10	Baa3	2,000	2,176
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,710)			6,811
Supranational Obligations - 0.2%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $3,975)	Aaa	$ 4,000	$ 4,127
Purchased Bank Debt - 0.1%

CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Corp. Tranche B term loan 9.1289% 3/18/05 (k)	-	984	930
FINANCIALS - 0.1%
Diversified Financials - 0.1%
VoiceStream PCS Holding LLC Tranche A term loan 7.67% 12/31/06 (k)	B1	1,300	1,295
TOTAL PURCHASED BANK DEBT (Cost $2,150)			2,225
Cash Equivalents - 3.9%
	Shares
Fidelity Cash Central Fund, 4.23% (c)	84,665,461	84,665
Fidelity Securities Lending Cash Central Fund, 4.04% (c)	796,491	796
TOTAL CASH EQUIVALENTS (Cost $85,461)		85,461
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,915,218)		2,172,873
NET OTHER ASSETS - 0.1%		3,258
NET ASSETS - 100%		$ 2,176,131
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
143 S&P 500 Stock Index Contracts	June 2001	$ 44,952	$ 2,798

The face value of futures purchased as a percentage of net assets - 2.1%
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $60,255,000 or 2.8% of net assets.

(h) Security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,089,000.
(j) Security or a portion of the security is subject to a forward commitment to sell.
(k) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(l) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Micron Technology, Inc. 6.5% 9/30/05	3/3/99	$ 774
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	26.8%	AAA, AA, A	23.9%
Baa	5.1%	BBB	4.8%
Ba	0.8%	BB	1.3%
B	3.1%	B	3.2%
Caa	0.7%	CCC	0.2%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.4%. FMR has determined that unrated debt securities that are lower quality account for 0.2% of the total value of investment in securities.

Purchases and sales of securities, other than short-term securities, aggregated $1,195,560,000 and $1,393,674,000, respectively, of which long-term U.S. government and government agency obligations aggregated $408,179,000 and $479,410,000, respectively.

The market value of futures contracts opened and closed during the period amounted to $82,440,000 and $37,219,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $49,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $875,000 or 0% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loan was outstanding amounted to $9,712,000. The weighted average interest rate was 6.1%. Interest expense includes $2,000 paid under the interfund lending program. At period end there were no interfund loans outstanding.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $10,192,000. The weighted average interest rate was 6.85%. Interest expense includes $2,000 paid under the bank borrowing program. At period end there were no bank borrowings outstanding.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $2,225,000 or 0.1% of net assets.
Income Tax Information

At May 31, 2001, the aggregate cost of investment securities for income tax purposes was $1,925,878,000. Net unrealized appreciation aggregated $246,995,000, of which $321,506,000 related to appreciated investment securities and $74,511,000 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2001
Assets
Investment in securities, at value (including securities loaned of $741) (cost $1,915,218) - See accompanying schedule		$ 2,172,873
Commitment to sell securities on a delayed delivery basis	$ (9,928)
Receivable for securities sold on a delayed delivery basis	9,987	59
Receivable for investments sold, regular delivery		22,803
Cash		10
Receivable for fund shares sold		2,595
Dividends receivable		1,528
Interest receivable		10,376
Receivable for daily variation on futures contracts		265
Other receivables		14
Total assets		2,210,523
Liabilities
Payable for investments purchased Regular delivery	7,362
Delayed delivery	14,619
Payable for fund shares redeemed	9,284
Distributions payable	2
Accrued management fee	793
Distribution fees payable	953
Other payables and accrued expenses	583
Collateral on securities loaned, at value	796
Total liabilities		34,392
Net Assets		$ 2,176,131
Net Assets consist of:
Paid in capital		$ 1,979,858
Undistributed net investment income		16,572
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(80,805)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		260,506
Net Assets		$ 2,176,131

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2001
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($75,333 ÷ 4,678 shares)	$16.10
Maximum offering price per share (100/94.25 of $16.10)	$17.08
Class T: Net Asset Value and redemption price per share ($1,860,674 ÷ 115,128 shares)	$16.16
Maximum offering price per share (100/96.50 of $16.16)	$16.75
Class B: Net Asset Value and offering price per share ($120,881 ÷ 7,532 shares) A	$16.05
Class C: Net Asset Value and offering price per share ($63,366 ÷ 3,952 shares) A	$16.03
Institutional Class: Net Asset Value, offering price and redemption price per share ($55,877 ÷ 3,439 shares)	$16.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2001
Investment Income Dividends		$ 8,290
Interest		33,953
Security lending		3
Total income		42,246
Expenses
Management fee	$ 4,761
Transfer agent fees	2,443
Distribution fees	5,757
Accounting and security lending fees	237
Custodian fees and expenses	45
Registration fees	62
Audit	59
Legal	9
Interest	4
Miscellaneous	9
Total expenses before reductions	13,386
Expense reductions	(174)	13,212
Net investment income		29,034
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(45,212)
Foreign currency transactions	5
Futures contracts	(3,067)	(48,274)
Change in net unrealized appreciation (depreciation) on:
Investment securities	51,943
Assets and liabilities in foreign currencies	(2)
Futures contracts	2,798
Delayed delivery commitments	59	54,798
Net gain (loss)		6,524
Net increase (decrease) in net assets resulting from operations		$ 35,558

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2001	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 29,034	$ 68,849
Net realized gain (loss)	(48,274)	55,168
Change in net unrealized appreciation (depreciation)	54,798	(238,992)
Net increase (decrease) in net assets resulting from operations	35,558	(114,975)
Distributions to shareholders From net investment income	(33,088)	(65,444)
From net realized gain	(30,731)	(133,985)
In excess of net realized gain	(32,531)	-
Total distributions	(96,350)	(199,429)
Share transactions - net increase (decrease)	(61,348)	(491,806)
Total increase (decrease) in net assets	(122,140)	(806,210)
Net Assets
Beginning of period	2,298,271	3,104,481
End of period (including undistributed net investment income of $16,572 and $20,626, respectively)	$ 2,176,131	$ 2,298,271

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31,	Years ended November 30,
	2001	2000	1999	1998 H	1998 I	1997 I	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 16.55	$ 18.64	$ 19.91	$ 19.25	$ 18.75	$ 16.04	$ 15.22
Income from Invest- ment Operations
Net investment income D	.23	.49	.50	.05	.53	.48	.08
Net realized and unrealized gain (loss)	.06	(1.29)	.53	.61	1.80	2.83	.88
Total from investment operations	.29	(.80)	1.03	.66	2.33	3.31	.96
Less Distributions
From net investment income	(.28)	(.48)	(.52)	-	(.57)	(.49)	(.14)
From net realized gain	(.22)	(.81)	(1.78)	-	(1.26)	(.11)	-
In excess of net realized gain	(.24)	-	-	-	-	-	-
Total distributions	(.74)	(1.29)	(2.30)	-	(1.83)	(.60)	(.14)
Net asset value, end of period	$ 16.10	$ 16.55	$ 18.64	$ 19.91	$ 19.25	$ 18.75	$ 16.04
Total Return B, C	1.80%	(4.67)%	5.65%	3.43%	13.04%	20.99%	6.34%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 75	$ 66	$ 59	$ 17	$ 16	$ 8	$ 1
Ratio of expenses to average net assets	.95% A	.93%	.93%	1.02% A	1.05%	1.41% F	1.50% A, F
Ratio of expenses to average net assets after expense reductions	.93% A, G	.91% G	.91% G	1.02% A	1.02% G	1.40% G	1.49% A, G
Ratio of net investment income to average net assets	2.93% A	2.81%	2.68%	3.13% A	2.76%	2.68%	3.07% A
Portfolio turnover rate	112% A	120%	93%	73% A	85%	70%	223%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to October 31, 1996.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H One month ended November 30

I For the year ended October 31

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31,	Years ended November 30,
	2001	2000	1999	1998 F	1998 G	1997 G	1996 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.58	$ 18.67	$ 19.96	$ 19.30	$ 18.79	$ 16.07	$ 15.30
Income from Invest- ment Operations
Net investment income D	.21	.45	.46	.05	.51	.53	.51
Net realized and unrealized gain (loss)	.07	(1.30)	.51	.61	1.80	2.84	.88
Total from investment operations	.28	(.85)	.97	.66	2.31	3.37	1.39
Less Distributions
From net investment income	(.24)	(.43)	(.48)	-	(.54)	(.54)	(.59)
From net realized gain	(.22)	(.81)	(1.78)	-	(1.26)	(.11)	(.03)
In excess of net realized gain	(.24)	-	-	-	-	-	-
Total distributions	(.70)	(1.24)	(2.26)	-	(1.80)	(.65)	(.62)
Net asset value, end of period	$ 16.16	$ 16.58	$ 18.67	$ 19.96	$ 19.30	$ 18.79	$ 16.07
Total Return B, C	1.73%	(4.94)%	5.30%	3.42%	12.90%	21.36%	9.30%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 1,861	$ 2,021	$ 2,802	$ 2,993	$ 2,903	$ 2,901	$ 2,993
Ratio of expenses to average net assets	1.20% A	1.16%	1.16%	1.22% A	1.16%	1.17%	1.26%
Ratio of expenses to average net assets after expense reductions	1.19% A, E	1.15% E	1.14% E	1.22% A	1.15% E	1.17%	1.25% E
Ratio of net investment income to average net assets	2.67% A	2.57%	2.45%	2.92% A	2.68%	2.98%	3.32%
Portfolio turnover rate	112% A	120%	93%	73% A	85%	70%	223%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F One month ended November 30

G For the year ended October 31

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31,	Years ended November 30,
	2001	2000	1999	1998 G	1998 H	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 16.47	$ 18.54	$ 19.86	$ 19.21	$ 18.71	$ 16.36
Income from Investment Operations
Net investment income D	.17	.35	.36	.04	.38	.29
Net realized and unrealized gain (loss)	.07	(1.29)	.50	.61	1.81	2.38
Total from investment operations	.24	(.94)	.86	.65	2.19	2.67
Less Distributions
From net investment income	(.20)	(.32)	(.40)	-	(.43)	(.32)
From net realized gain	(.22)	(.81)	(1.78)	-	(1.26)	-
In excess of net realized gain	(.24)	-	-	-	-	-
Total distributions	(.66)	(1.13)	(2.18)	-	(1.69)	(.32)
Net asset value, end of period	$ 16.05	$ 16.47	$ 18.54	$ 19.86	$ 19.21	$ 18.71
Total Return B, C	1.49%	(5.45)%	4.71%	3.38%	12.25%	16.40%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 121	$ 111	$ 124	$ 57	$ 51	$ 16
Ratio of expenses to average net assets	1.76% A	1.72%	1.69%	1.80% A	1.74%	2.12% A
Ratio of expenses to average net assets after expense reductions	1.75% A, F	1.70% F	1.68% F	1.80% A	1.73% F	2.11% A, F
Ratio of net investment income to average net assets	2.12% A	2.01%	1.91%	2.35% A	2.02%	1.88% A
Portfolio turnover rate	112% A	120%	93%	73% A	85%	70%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period December 31, 1996 (commencement of sale of Class B shares) to October 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G One month ended November 30

H For the year ended October 31

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31,	Years ended November 30,
	2001	2000	1999	1998 H	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 16.47	$ 18.55	$ 19.88	$ 19.22	$ 19.05
Income from Investment Operations
Net investment income D	.17	.35	.36	.04	.36
Net realized and unrealized gain (loss)	.06	(1.29)	.48	.62	1.56
Total from investment operations	.23	(.94)	.84	.66	1.92
Less Distributions
From net investment income	(.21)	(.33)	(.39)	-	(.49)
From net realized gain	(.22)	(.81)	(1.78)	-	(1.26)
In excess of net realized gain	(.24)	-	-	-	-
Total distributions	(.67)	(1.14)	(2.17)	-	(1.75)
Net asset value, end of period	$ 16.03	$ 16.47	$ 18.55	$ 19.88	$ 19.22
Total Return B, C	1.43%	(5.45)%	4.60%	3.43%	10.62%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 63	$ 54	$ 53	$ 21	$ 20
Ratio of expenses to average net assets	1.73% A	1.69%	1.66%	1.77% A	1.80% A, F
Ratio of expenses to average net assets after expense reductions	1.71% A, G	1.68% G	1.65% G	1.76% A, G	1.79% A, G
Ratio of net investment income to average net assets	2.15% A	2.03%	1.95%	2.37% A	1.89% A
Portfolio turnover rate	112% A	120%	93%	73% A	85%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to October 31, 1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H One month ended November 30

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31,	Years ended November 30,
	2001	2000	1999	1998 F	1998 G	1997 G	1996 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.69	$ 18.77	$ 20.03	$ 19.35	$ 18.85	$ 16.11	$ 15.40
Income from Investment Operations
Net investment income D	.25	.57	.56	.05	.60	.61	.54
Net realized and unrealized gain (loss)	.07	(1.32)	.53	.63	1.81	2.86	.87
Total from investment operations	.32	(.75)	1.09	.68	2.41	3.47	1.41
Less Distributions
From net investment income	(.30)	(.52)	(.57)	-	(.65)	(.62)	(.67)
From net realized gain	(.22)	(.81)	(1.78)	-	(1.26)	(.11)	(.03)
In excess of net realized gain	(.24)	-	-	-	-	-	-
Total distributions	(.76)	(1.33)	(2.35)	-	(1.91)	(.73)	(.70)
Net asset value, end of period	$ 16.25	$ 16.69	$ 18.77	$ 20.03	$ 19.35	$ 18.85	$ 16.11
Total Return B, C	1.98%	(4.37)%	5.95%	3.51%	13.45%	21.97%	9.41%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 56	$ 46	$ 67	$ 63	$ 61	$ 39	$ 22
Ratio of expenses to average net assets	.67% A	.63%	.64%	.66% A	.65%	.69%	1.06%
Ratio of expenses to average net assets after expense reductions	.65% A, E	.61% E	.63% E	.66% A	.63% E	.69%	1.03% E
Ratio of net investment income to average net assets	3.21% A	3.10%	2.96%	3.48% A	3.15%	3.42%	3.54%
Portfolio turnover rate	112% A	120%	93%	73% A	85%	70%	223%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F One month ended November 30

G For the year ended October 31

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001

1. Significant Accounting Policies.

Fidelity Advisor Balanced Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end.

Semiannual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, foreign currency transactions, defaulted bonds, market discount, contingent interest, non-taxable dividends and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective December 1, 2001 , the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Semiannual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked-to-market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the applicable statements of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the

Semiannual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Futures Contracts - continued

underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's schedule of investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's schedule of investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities and the market value of future contracts opened and closed, is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .15%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets.

Semiannual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 88,000	$ -
Class T	4,806,000	54,000
Class B	569,000	427,000
Class C	294,000	58,000
	$ 5,757,000	$ 539,000

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is

Semiannual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 76,000	$ 27,000
Class T	173,000	43,000
Class B	164,000	164,000*
Class C	7,000	7,000*
	$ 420,000	$ 241,000

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 77,000	.22*
Class T	2,088,000	.22*
Class B	152,000	.27*
Class C	70,000	.24*
Institutional Class	56,000	.19*
	$ 2,443,000

* Annualized.

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's schedule of investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining

Semiannual Report

Notes to Financial Statements - continued

6. Security Lending - continued

access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's schedule of investments.

8. Expense Reductions.

Certain security trades were directed to brokers who paid $170,000 of the fund's expenses. In addition through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period credits reduced the fund's custody expenses by $3,000, and Institutional Class' transfer agent expenses by $1,000.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Amounts in thousands	Six months ended May 31,	Year ended November 30,
	2001	2000
From net investment income
Class A	$ 1,188	$ 1,654
Class T	28,768	58,986
Class B	1,376	2,131
Class C	736	1,004
Institutional Class	1,020	1,669
Total	$ 33,088	$ 65,444
From net realized gain
Class A	$ 913	$ 2,577
Class T	26,953	120,792
Class B	1,501	5,431
Class C	734	2,339
Institutional Class	630	2,846
Total	$ 30,731	$ 133,985

Semiannual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders - continued

Amounts in thousands	Six months ended May 31,	Year ended November 30,
	2001	2000
In excess of net realized gain
Class A	$ 966	$ -
Class T	28,533	-
Class B	1,588	-
Class C	776	-
Institutional Class	668	-
Total	$ 32,531	$ -
	$ 96,350	$ 199,429

10. Share Transactions.

Transactions for each class of shares were as follows:

Amounts in thousands	Shares		Dollars
	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2001	2000	2001	2000
Class A Shares sold	895	2,120	$ 14,354	$ 37,762
Reinvestment of distributions	186	225	2,980	4,015
Shares redeemed	(406)	(1,529)	(6,459)	(27,017)
Net increase (decrease)	675	816	$ 10,875	$ 14,760
Class T Shares sold	9,972	22,605	$ 160,309	$ 402,156
Reinvestment of distributions	4,960	9,463	79,774	169,467
Shares redeemed	(21,655)	(60,258)	(347,350)	(1,072,961)
Net increase (decrease)	(6,723)	(28,190)	$ (107,267)	$ (501,338)
Class B Shares sold	1,266	1,772	$ 20,093	$ 31,291
Reinvestment of distributions	251	383	4,025	6,813
Shares redeemed	(709)	(2,115)	(11,281)	(37,297)
Net increase (decrease)	808	40	$ 12,837	$ 807

Semiannual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

Amounts in thousands	Shares		Dollars
	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2001	2000	2001	2000
Class C Shares sold	1,026	1,754	$ 16,340	$ 31,059
Reinvestment of distributions	118	147	1,876	2,613
Shares redeemed	(487)	(1,438)	(7,786)	(25,371)
Net increase (decrease)	657	463	$ 10,430	$ 8,301
Institutional Class Shares sold	1,898	507	$ 31,218	$ 9,026
Reinvestment of distributions	138	247	2,219	4,429
Shares redeemed	(1,379)	(1,547)	(21,660)	(27,791)
Net increase (decrease)	657	(793)	$ 11,777	$ (14,336)

Semiannual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Balanced Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Balanced Fund, (the Fund), a fund of Fidelity Advisor Series I, including the portfolio of investments, as of May 31, 2001, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months then ended and year ended November 30, 2000, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Balanced Fund as of May 31, 2001, and the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and year ended November 30, 2000, and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP
Boston, Massachusetts
July 12, 2001

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity Investments
Money Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Richard A. Spillane, Jr., Vice President

Kevin Grant, Vice President

John Avery, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

* Independent trustees

Advisory Board

William S. Stavropoulos

General Distributor

Fidelity Distributions Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AIGI-SANN-0701 139092
1.703550.103

Fidelity® Advisor

Dividend Growth

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2001

(2_fidelity_logos)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Dividend Growth Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity ® Adv Dividend Growth - CL A	3.62%	8.08%	23.00%
Fidelity Adv Dividend Growth - CL A (incl. 5.75% sales charge)	-2.34%	1.87%	15.93%
S&P 500 ®	-3.90%	-10.55%	5.55%
Growth Funds Average	-6.37%	-13.14%	n/a *

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500 SM Index - a market capitalization-weighted index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,797 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Life of fund
Fidelity Adv Dividend Growth - CL A	8.08%	8.91%
Fidelity Adv Dividend Growth - CL A (incl. 5.75% sales charge)	1.87%	6.28%
S&P 500	-10.55%	2.25%
Growth Funds Average	-13.14%	n/a *

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity ® Advisor Dividend Growth Fund - Class A on December 28, 1998, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 2001, the value of the investment would have grown to $11,593 - a 15.93% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $10,555 - a 5.55% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month, and one year cumulative total returns for the large-cap core funds average were, -4.76%, and -10.97%, respectively. The one year average annual total return was -10.97%. The six month, and one year cumulative total returns for the large-cap supergroup average were, -7.29%, and -14.10%, respectively. The one year average annual total return was -14.10%.

Semiannual Report

Fidelity Advisor Dividend Growth Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Dividend Growth - CL T	3.47%	7.84%	22.40%
Fidelity Adv Dividend Growth - CL T (incl. 3.50% sales charge)	-0.16%	4.07%	18.12%
S&P 500	-3.90%	-10.55%	5.55%
Growth Funds Average	-6.37%	-13.14%	n/a *

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,797 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 7 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Life of fund
Fidelity Adv Dividend Growth - CL T	7.84%	8.69%
Fidelity Adv Dividend Growth - CL T (incl. 3.50% sales charge)	4.07%	7.11%
S&P 500	-10.55%	2.25%
Growth Funds Average	-13.14%	n/a *

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Dividend Growth Fund - Class T on December 28, 1998, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 2001, the value of the investment would have grown to $11,812 - an 18.12% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $10,555 - a 5.55% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month, and one year cumulative total returns for the large-cap core funds average were, -4.76%, and -10.97%, respectively. The one year average annual total return was -10.97%. The six month, and one year cumulative total returns for the large-cap supergroup average were, -7.29%, and -14.10%, respectively. The one year average annual total return was -14.10%.

Semiannual Report

Fidelity Advisor Dividend Growth Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the past six months, one year and life of fund total return figures are 5%, 5% and 3%, respectively.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Dividend Growth - CL B	3.33%	7.36%	21.00%
Fidelity Adv Dividend Growth - CL B (incl. contingent deferred sales charge)	-1.67%	2.36%	18.00%
S&P 500	-3.90%	-10.55%	5.55%
Growth Funds Average	-6.37%	-13.14%	n/a *

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,797 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 9 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Life of fund
Fidelity Adv Dividend Growth - CL B	7.36%	8.18%
Fidelity Adv Dividend Growth - CL B (incl. contingent deferred sales charge)	2.36%	7.06%
S&P 500	-10.55%	2.25%
Growth Funds Average	-13.14%	n/a *

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Dividend Growth Fund - Class B on December 28, 1998, when the fund started. As the chart shows, by May 31, 2001, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $11,800 - an 18.00% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $10,555 - a 5.55% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month, and one year cumulative total returns for the large-cap core funds average were, -4.76%, and -10.97%, respectively. The one year average annual total return was -10.97%. The six month, and one year cumulative total returns for the large-cap supergroup average were, -7.29%, and -14.10%, respectively. The one year average annual total return was -14.10%.

Semiannual Report

Fidelity Advisor Dividend Growth Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charge included in the past six months, one year and life of fund total return figures are 1%, 1% and 0%, respectively.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Dividend Growth - CL C	3.24%	7.27%	21.00%
Fidelity Adv Dividend Growth - CL C (incl. contingent deferred sales charge)	2.24%	6.27%	21.00%
S&P 500	-3.90%	-10.55%	5.55%
Growth Funds Average	-6.37%	-13.14%	n/a *

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class C's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,797 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 11 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Life of fund
Fidelity Adv Dividend Growth - CL C	7.27%	8.18%
Fidelity Adv Dividend Growth - CL C (incl. contingent deferred sales charge)	6.27%	8.18%
S&P 500	-10.55%	2.25%
Growth Funds Average	-13.14%	n/a *

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Dividend Growth Fund - Class C on December 28, 1998, when the fund started. As the chart shows, by May 31, 2001, the value of the investment would have grown to $12,100 - a 21.00% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $10,555 - a 5.55% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month, and one year cumulative total returns for the large-cap core funds average were, -4.76%, and -10.97%, respectively. The one year average annual total return was -10.97%. The six month, and one year cumulative total returns for the large-cap supergroup average were, -7.29%, and -14.10%, respectively. The one year average annual total return was -14.10%.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Concerns about a prolonged period of weakness in the U.S. economy cast a pall over most major equity markets during the six-month period that ended May 31, 2001. The effects of 2000's interest-rate hikes, combined with soaring energy costs, slowing productivity and rising labor costs, applied persistent downward pressure on corporate profits, threatening the viability of economic expansion. The earnings squeeze was particularly severe in the technology sector, which suffered from a sharp falloff in capital spending - the source of economic growth in recent years - induced by excess capacity and a scarcity of available funding. The tech-laden NASDAQ Composite® Index finished the period securely in the red, down 18.65%. The sector also had a heavy influence on the direction of the Standard & Poor's 500SM Index, which fell 3.90%. The Federal Reserve Board responded rapidly to the economic slowdown by aggressively unwinding its previous tightening cycle with a total of five half-point interest-rate cuts during the first five months of 2001. However, despite snapbacks in January and April, these actions weren't enough to spur sustained buying by tech-weary investors, who preferred to wait for earnings to respond first. Much of the buying remained focused on value stocks and more defensive holdings in less volatile areas of the market. The tried and true blue chips of the Dow Jones Industrial AverageSM received considerable attention, rising 5.61%. Most stocks finished the period on an up note, as many market participants expected a federal tax-cut stimulus to improve earnings expectations.

(Portfolio Manager photograph)
An interview with Charles Mangum, Portfolio Manager of Fidelity Advisor Dividend Growth Fund

Q. How did the fund perform, Charles?

A. For the six months that ended May 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned 3.62%, 3.47%, 3.33% and 3.24%, respectively. The Standard & Poor's 500 Index returned -3.90% during the same period, while the growth funds average returned -6.37% according to Lipper Inc. For the 12 months that ended May 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned 8.08%, 7.84%, 7.36% and 7.27%, respectively. The S&P 500 and Lipper average returned -10.55% and -13.14%, respectively.

Fund Talk: The Manager's Overview - continued

Q. What factors helped the fund outperform both its index and peers during the period?

Semiannual Report

A. The fund emphasizes stable-growth stocks, and investors continued to be attracted to stable growth as the economy slowed and technology stocks suffered. Several of the fund's finance-related holdings performed well during the period, and I was able to make some good individual picks within the technology sector that added to the fund's return. Overall, the past six months was a period in which investors looked for growth at a reasonable price, and they zeroed in on fundamentals and valuations. The fund tends to perform well in this type of climate.

Q. You kept the fund's exposure to technology stocks between 16% and 20% during the period. Where did you find opportunities?

A. My ongoing emphasis on market leaders such as Microsoft and IBM paid off nicely. Companies like these tend to operate on different performance cycles than the software and semiconductor names that were so volatile during the period. Also, Microsoft's new product cycle was appealing, and IBM benefited from continued growth in its service business as well as from a mainframe upgrade cycle. Dell Computer, the leading low-cost provider of personal computers, also contributed positively.

Q. How did the fund's finance investments perform as a whole?

A. Financials in general performed very well during the period as the Federal Reserve Board continued to cut short-term interest rates. Bank stocks typically perform well in a rate-cutting environment, because the majority of their borrowing activity is of the short-term variety. Thus, names like Comerica and Bank of America were good stocks for the fund. Non-bank stocks also did well, most notably Fannie Mae, which benefited from lower mortgage rates and more loan application activity.

Q. The fund got a nice boost from its energy-related investments during the period, particularly Conoco . . .

A. Energy stocks performed well as investors embraced the notion that gas and oil drilling activity would pick up. I had small positions in several of the large, integrated oil companies, but medium-sized Conoco was the best performer of them all. The stock was relatively inexpensive, Conoco's management watched capital expenditures very closely and the company continued to grow at a healthy rate. Devon Energy was another good performer within this group.

Q. The poor performance of drug stocks seemed to be out of character for a volatile period. What happened?

A. Pharmaceuticals typically offer stable growth in times of volatility, but the group - or at least several individual companies - got bogged down due to process-related problems. Schering-Plough, for example, experienced manufacturing problems with several of its products and Bristol-Myers Squibb ran into patent-related issues. It's also worth noting that drug stocks were coming off a great one-year run, and many investors sold their holdings during the period to lock in gains.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Which stocks performed well during the period? Which others were disappointing?

A. The fund's best performer was Clear Channel Communications, a company involved in both radio-station management and outdoor advertising. Microsoft also generated strong gains. Other detractors included Cisco Systems and Sun Microsystems, both of which declined as Internet and telecommunications infrastructure stocks struggled.

Q. What's your outlook?

A. I hate to sound like a broken record, but my outlook rarely changes. I don't pay much attention to market noise because I think getting to know a stock inside and out is the best type of research. I'll continue to look for the best, reasonably priced stocks I can find.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation

Start date: December 28, 1998

Size: as of May 31, 2001, more than $1.9 billion

Manager: Charles Mangum, since 1997; joined Fidelity in 1990

Charles Mangum talks about two market shifts:

"Over the past six months, we've seen a marked change in terms of how investors value stocks, and the market has generally rewarded smaller-sized stocks.

"In a nutshell, investors are spending more time studying stocks before they buy them. During the past couple of years, it seemed as though people were determined to find the fastest-growing stocks, regardless of their earnings profiles. After the technology group collapsed, investors began to pay more attention to sustainable earnings growth rates. They also spent more time determining how much they were willing to pay for that growth. These are positive trends.

"Along the way, the market over the past six months rewarded more of the mid- and small-cap value names. I typically invest in large-cap growth names, but I've tried to be underweighted in mega-cap stocks, or those with market capitalizations in excess of $50 billion. Overall, this strategy contributed positively to the fund's performance. If you look at the fund's top-performing stocks during the period, most had market caps of $20 billion or less, including Clear Channel, Conoco, Cardinal Health and Comerica."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Cardinal Health, Inc.	6.4	7.1
Clear Channel Communications, Inc.	4.7	4.3
Fannie Mae	4.6	6.0
Bristol-Myers Squibb Co.	4.3	3.4
General Electric Co.	3.5	2.6
Conoco, Inc. Class B	3.0	3.3
Schering-Plough Corp.	2.7	6.2
Microsoft Corp.	2.4	1.0
Comerica, Inc.	2.4	2.5
PNC Financial Services Group, Inc.	2.3	2.4
	36.3
Top Five Market Sectors as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	18.6	18.0
Financials	18.5	17.2
Information Technology	16.1	19.2
Consumer Discretionary	12.0	11.0
Industrials	11.1	10.5
Asset Allocation (% of fund's net assets)
As of May 31, 2001 *		As of November 30, 2000 **
	Stocks 93.2%		Stocks 90.7%
	Convertible Securities 2.8%		Convertible Securities 1.1%
	Short-Term Investments and Net Other Assets 4.0%		Short-Term Investments and Net Other Assets 8.2%
* Foreign investments	1.0%	** Foreign investments	1.9%

Effective with this report, industry classifications follow the MSCI ®/S&P ® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.0%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 11.6%
Hotels, Restaurants & Leisure - 2.0%
Carnival Corp.	39,700	$ 1,121
Jack in the Box, Inc. (a)	227,200	5,828
Outback Steakhouse, Inc. (a)	128,800	3,671
Papa John's International, Inc. (a)	65,800	1,683
Tricon Global Restaurants, Inc. (a)	332,700	15,204
Wendy's International, Inc.	461,200	11,369
		38,876
Household Durables - 0.1%
Newell Rubbermaid, Inc.	70,230	1,775
Leisure Equipment & Products - 0.2%
Brunswick Corp.	180,400	4,077
Media - 6.8%
AOL Time Warner, Inc. (a)	501,386	26,187
AT&T Corp. - Liberty Media Group Class A (a)	81,700	1,377
Clear Channel Communications, Inc. (a)	1,513,100	92,254
Radio One, Inc. Class D (non-vtg.) (a)	103,900	1,853
Viacom, Inc. Class B (non-vtg.) (a)	200,000	11,528
		133,199
Multiline Retail - 0.7%
Target Corp.	148,120	5,599
Wal-Mart Stores, Inc.	144,720	7,489
		13,088
Specialty Retail - 1.8%
Best Buy Co., Inc. (a)	52,400	2,785
Gap, Inc.	90,875	2,817
Home Depot, Inc.	235,195	11,593
Intimate Brands, Inc. Class A	114,500	1,734
Lowe's Companies, Inc.	113,600	7,899
Office Depot, Inc. (a)	697,400	6,374
Staples, Inc. (a)	40,000	580
The Men's Wearhouse, Inc. (a)	75,200	2,014
		35,796
TOTAL CONSUMER DISCRETIONARY		226,811
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - 6.9%
Beverages - 2.1%
PepsiCo, Inc.	256,300	$ 11,472
The Coca-Cola Co.	626,400	29,691
		41,163
Food & Drug Retailing - 0.1%
Albertson's, Inc.	86,500	2,483
Food Products - 0.1%
Quaker Oats Co.	28,520	2,734
Household Products - 1.1%
Clorox Co.	58,880	2,040
Procter & Gamble Co.	288,000	18,501
		20,541
Personal Products - 1.5%
Alberto-Culver Co.:
Class A	13,190	468
Class B	262,000	11,070
Gillette Co.	588,820	17,035
		28,573
Tobacco - 2.0%
Philip Morris Companies, Inc.	778,520	40,024
TOTAL CONSUMER STAPLES		135,518
ENERGY - 5.3%
Energy Equipment & Services - 1.2%
Cooper Cameron Corp. (a)	59,500	4,122
ENSCO International, Inc.	40,000	1,288
Global Marine, Inc. (a)	195,420	5,013
Halliburton Co.	264,080	12,343
		22,766
Oil & Gas - 4.1%
Chevron Corp.	65,500	6,291
Conoco, Inc. Class B	1,900,000	59,280
Devon Energy Corp.	197,811	11,515
Spinnaker Exploration Co. (a)	100,000	4,068
		81,154
TOTAL ENERGY		103,920
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - 18.4%
Banks - 7.4%
Bank of America Corp.	314,500	$ 18,634
Comerica, Inc.	809,470	46,059
First Union Corp.	422,100	13,613
FleetBoston Financial Corp.	164,530	6,843
M&T Bank Corp.	65,300	4,933
PNC Financial Services Group, Inc.	659,900	45,698
Synovus Finanical Corp.	176,800	5,371
U.S. Bancorp	140,800	3,140
		144,291
Diversified Financials - 8.9%
American Express Co.	148,600	6,259
Citigroup, Inc.	546,886	28,028
Fannie Mae	1,090,400	89,893
Household International, Inc.	146,260	9,603
J.P. Morgan Chase & Co.	442,300	21,739
Merrill Lynch & Co., Inc.	90,000	5,847
Morgan Stanley Dean Witter & Co.	190,480	12,383
		173,752
Insurance - 2.1%
AFLAC, Inc.	217,700	7,060
Allmerica Financial Corp.	186,000	10,165
American International Group, Inc.	46,392	3,758
Everest Re Group Ltd.	43,700	2,967
Hartford Financial Services Group, Inc.	153,100	10,365
MetLife, Inc.	63,700	2,029
MGIC Investment Corp.	37,730	2,655
PartnerRe Ltd.	26,700	1,430
RenaissanceRe Holdings Ltd.	7,000	481
		40,910
TOTAL FINANCIALS		358,953
HEALTH CARE - 18.6%
Health Care Equipment & Supplies - 0.5%
Guidant Corp. (a)	242,500	9,106
Health Care Providers & Services - 6.6%
Cardinal Health, Inc.	1,739,655	125,228
CIGNA Corp.	36,100	3,410
		128,638
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - 11.5%
American Home Products Corp.	258,000	$ 16,331
Bristol-Myers Squibb Co.	1,561,160	84,677
Eli Lilly & Co.	334,600	28,341
Merck & Co., Inc.	50,000	3,650
Pfizer, Inc.	620,300	26,605
Pharmacia Corp.	290,900	14,126
Schering-Plough Corp.	1,235,760	51,840
		225,570
TOTAL HEALTH CARE		363,314
INDUSTRIALS - 11.1%
Aerospace & Defense - 1.3%
Honeywell International, Inc.	509,000	24,636
Airlines - 0.3%
AMR Corp. (a)	72,200	2,815
Delta Air Lines, Inc.	42,800	2,038
Northwest Airlines Corp. (a)	49,000	1,332
		6,185
Building Products - 0.2%
Masco Corp.	77,700	1,815
York International Corp.	62,600	2,207
		4,022
Commercial Services & Supplies - 1.5%
Automatic Data Processing, Inc.	35,000	1,881
ChoicePoint, Inc.	226,900	8,736
Cintas Corp.	132,600	6,184
NCO Group, Inc. (a)	279,300	8,105
Robert Half International, Inc. (a)	168,300	4,746
		29,652
Electrical Equipment - 0.4%
Emerson Electric Co.	121,100	8,200
Industrial Conglomerates - 5.0%
General Electric Co.	1,408,220	69,003
Textron, Inc.	35,000	2,016
Tyco International Ltd.	473,800	27,220
		98,239
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - 1.4%
Danaher Corp.	155,500	$ 9,793
Ingersoll-Rand Co.	160,700	7,931
Parker-Hannifin Corp.	200,100	9,667
		27,391
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	491,600	15,274
Union Pacific Corp.	53,100	3,053
		18,327
TOTAL INDUSTRIALS		216,652
INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 1.9%
Cisco Systems, Inc. (a)	909,000	17,507
Comverse Technology, Inc. (a)	69,000	4,002
JDS Uniphase Corp. (a)	50,900	851
Lucent Technologies, Inc.	338,800	2,670
Motorola, Inc.	138,600	2,037
Nokia AB sponsored ADR	60,400	1,766
Nortel Networks Corp.	429,300	5,723
Telefonaktiebolaget LM Ericsson AB sponsored ADR	281,600	1,802
		36,358
Computers & Peripherals - 4.4%
Compaq Computer Corp.	109,100	1,745
Dell Computer Corp. (a)	689,700	16,801
EMC Corp.	474,200	14,985
Gateway, Inc. (a)	148,300	2,477
Hewlett-Packard Co.	153,000	4,486
International Business Machines Corp.	250,500	28,006
Lexmark International, Inc. Class A (a)	30,000	1,860
NCR Corp. (a)	100,000	4,689
Sun Microsystems, Inc. (a)	707,500	11,653
		86,702
Electronic Equipment & Instruments - 0.6%
Avnet, Inc.	73,300	1,806
Ingram Micro, Inc. Class A (a)	196,000	2,597
Jabil Circuit, Inc. (a)	64,200	1,886
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Sanmina Corp. (a)	42,000	$ 1,137
SCI Systems, Inc. (a)	163,600	3,863
		11,289
IT Consulting & Services - 0.6%
Computer Sciences Corp. (a)	79,700	3,347
Electronic Data Systems Corp.	121,700	7,454
		10,801
Semiconductor Equipment & Products - 2.7%
Altera Corp. (a)	114,600	2,750
Analog Devices, Inc. (a)	75,600	3,368
Intel Corp.	513,760	13,877
LAM Research Corp. (a)	99,300	2,743
Linear Technology Corp.	144,700	6,946
Micron Technology, Inc. (a)	456,500	17,119
Novellus Systems, Inc. (a)	27,600	1,322
Silicon Storage Technology, Inc. (a)	312,500	3,097
Teradyne, Inc. (a)	47,400	1,889
Texas Instruments, Inc.	660	23
Xilinx, Inc. (a)	600	25
		53,159
Software - 3.7%
Computer Associates International, Inc.	700,500	19,866
Microsoft Corp. (a)	670,580	46,391
Oracle Corp. (a)	438,900	6,715
		72,972
TOTAL INFORMATION TECHNOLOGY		271,281
MATERIALS - 1.9%
Chemicals - 1.0%
Dow Chemical Co.	135,500	4,852
E.I. du Pont de Nemours and Co.	90,900	4,218
Lyondell Chemical Co.	118,300	1,958
Praxair, Inc.	113,500	5,708
Rohm & Haas Co.	80,400	2,669
		19,405
Containers & Packaging - 0.1%
Temple-Inland, Inc.	56,100	2,979
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - 0.2%
Alcoa, Inc.	82,140	$ 3,544
Paper & Forest Products - 0.6%
Bowater, Inc.	3,900	188
International Paper Co.	283,300	10,836
		11,024
TOTAL MATERIALS		36,952
TELECOMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 5.3%
AT&T Corp.	734,616	15,552
BellSouth Corp.	640,100	26,391
CenturyTel, Inc.	45,100	1,283
SBC Communications, Inc.	543,709	23,407
Sprint Corp. - FON Group	159,800	3,246
Verizon Communications	601,000	32,965
WorldCom, Inc. (a)	75,000	1,338
		104,182
TOTAL COMMON STOCKS (Cost $1,681,695)		1,817,583
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Radio One, Inc.:
$65.00 (c)	2,400	2,651
$65.00	500	552
		3,203
Nonconvertible Preferred Stocks - 0.2%
MATERIALS - 0.2%
Chemicals - 0.2%
Henkel Kgaa	57,000	3,421
TOTAL PREFERRED STOCKS (Cost $5,199)		6,624
Convertible Bonds - 2.7%
Moody's Ratings (unaudited) (d)		Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 0.3%
Media - 0.3%
EchoStar Communications Corp. 5.75% 5/15/08 (c)	Caa1	$ 5,980	$ 5,666
FINANCIALS - 0.1%
Real Estate - 0.1%
Pinnacle Holdings, Inc. 5.5% 9/15/07 (c)	-	3,210	1,599
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
IVAX Corp. 4.5% 5/15/08 (c)	-	970	1,029
INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 1.1%
CIENA Corp. 3.75% 2/1/08	Ba3	2,170	1,832
Juniper Networks, Inc. 4.75% 3/15/07	B-	7,940	5,871
Natural MicroSystems Corp. 5% 10/15/05	CCC+	3,052	1,579
ONI Systems Corp. 5% 10/15/05	CCC	11,930	9,201
Redback Networks, Inc. 5% 4/1/07	CCC	4,120	2,619
			21,102
Electronic Equipment & Instruments - 0.3%
Sanmina Corp. 0% 9/12/20	Ba3	13,437	4,837
Solectron Corp. liquid yield option note 0% 5/8/20	BBB	3,480	1,798
			6,635
Internet Software & Services - 0.1%
Critical Path, Inc. 5.75% 4/1/05	CC	7,220	1,349
Semiconductor Equipment & Products - 0.5%
LSI Logic Corp. 4% 2/15/05	B1	3,380	2,789
Vitesse Semiconductor Corp. 4% 3/15/05	B2	9,550	7,640
			10,429
Software - 0.2%
Networks Associates, Inc. 0% 2/13/18	-	8,862	3,656
TOTAL INFORMATION TECHNOLOGY			43,171
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Aether Systems, Inc. 6% 3/22/05	CCC	3,130	1,834
TOTAL CONVERTIBLE BONDS (Cost $55,412)			53,299
Cash Equivalents - 4.2%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 4.23% (b) (Cost $81,384)	81,384,250	$ 81,384
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,823,690)		1,958,890
NET OTHER ASSETS - (0.2)%		(4,304)
NET ASSETS - 100%		$ 1,954,586
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $10,945,000 or 0.6% of net assets.

(d) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,644,228,000 and $605,280,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $26,207,000 and $23,569,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $54,000 for the period.

Income Tax Information

At May 31, 2001, the aggregate cost of investment securities for income tax purposes was $1,846,157,000. Net unrealized appreciation aggregated $112,733,000, of which $199,792,000 related to appreciated investment securities and $87,059,000 related to depreciated investment securities.

At November 30, 2000, the fund had a capital loss carryforward of approximately $13,137,000 of which $11,880,000 and $1,257,000 will expire on November 30, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,348) (cost $1,823,690) - See accompanying schedule		$ 1,958,890
Foreign currency held at value (cost $12)		12
Receivable for investments sold		29,439
Receivable for fund shares sold		14,182
Dividends receivable		1,584
Interest receivable		908
Total assets		2,005,015
Liabilities
Payable for investments purchased	$ 33,995
Payable for fund shares redeemed	4,722
Accrued management fee	943
Distribution fees payable	1,021
Other payables and accrued expenses	348
Collateral on securities loaned, at value	9,400
Total liabilities		50,429
Net Assets		$ 1,954,586
Net Assets consist of:
Paid in capital		$ 1,850,730
Undistributed net investment income		453
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(31,796)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		135,199
Net Assets		$ 1,954,586

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($93,729 ÷ 7,622 shares)	$12.30
Maximum offering price per share (100/94.25 of $12.30)	$13.05
Class T: Net Asset Value and redemption price per share ($1,119,577 ÷ 91,463 shares)	$12.24
Maximum offering price per share (100/96.50 of $12.24)	$12.68
Class B: Net Asset Value and offering price per share ($395,767 ÷ 32,699 shares) A	$12.10
Class C: Net Asset Value and offering price per share ($250,101 ÷ 20,663 shares) A	$12.10
Institutional Class: Net Asset Value, offering price and redemption price per share ($95,412 ÷ 7,694 shares)	$12.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2001 (Unaudited)
Investment Income Dividends		$ 6,767
Interest		2,959
Security lending		31
Total income		9,757
Expenses
Management fee	$ 3,557
Transfer agent fees	1,415
Distribution fees	4,141
Accounting and security lending fees	151
Non-interested trustees' compensation	2
Custodian fees and expenses	25
Registration fees	131
Audit	15
Legal	2
Miscellaneous	2
Total expenses before reductions	9,441
Expense reductions	(181)	9,260
Net investment income		497
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(7,190)
Foreign currency transactions	(3)
Futures contracts	(2,638)	(9,831)
Change in net unrealized appreciation (depreciation) on:
Investment securities	59,434
Assets and liabilities in foreign currencies	(1)	59,433
Net gain (loss)		49,602
Net increase (decrease) in net assets resulting from operations		$ 50,099

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2001 (Unaudited)	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ 497	$ (2,222)
Net realized gain (loss)	(9,831)	(1,146)
Change in net unrealized appreciation (depreciation)	59,433	59,723
Net increase (decrease) in net assets resulting from operations	50,099	56,355
Share transactions - net increase (decrease)	1,048,161	15,062
Total increase (decrease) in net assets	1,098,260	71,417
Net Assets
Beginning of period	856,326	784,909
End of period (including undistributed net investment income (loss) of $453 and $(44), respectively)	$ 1,954,586	$ 856,326

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.87	$ 10.74	$ 10.00
Income from Investment Operations
Net investment income D	.03	.02	.01
Net realized and unrealized gain (loss)	.40	1.11	.73
Total from investment operations	.43	1.13	.74
Net asset value, end of period	$ 12.30	$ 11.87	$ 10.74
Total Return B, C	3.62%	10.52%	7.40%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 94	$ 48	$ 45
Ratio of expenses to average net assets	1.14% A	1.16%	1.25% A
Ratio of expenses to average net assets after expense reductions	1.11% A, F	1.13% F	1.23% A, F
Ratio of net investment income to average net assets	.49% A	.15%	.10% A
Portfolio turnover rate	100% A	107%	67% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of operations) to November 30, 1999.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.83	$ 10.72	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	(.01)	(.01)
Net realized and unrealized gain (loss)	.40	1.12	.73
Total from investment operations	.41	1.11	.72
Net asset value, end of period	$ 12.24	$ 11.83	$ 10.72
Total Return B, C	3.47%	10.35%	7.20%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 1,120	$ 323	$ 286
Ratio of expenses to average net assets	1.38% A	1.38%	1.46% A
Ratio of expenses to average net assets after expense reductions	1.35% A, F	1.35% F	1.45% A, F
Ratio of net investment income (loss) to average net assets	.25% A	(.07)%	(.12)% A
Portfolio turnover rate	100% A	107%	67% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of operations) to November 30, 1999.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	(.06)	(.06)
Net realized and unrealized gain (loss)	.41	1.10	.73
Total from investment operations	.39	1.04	.67
Net asset value, end of period	$ 12.10	$ 11.71	$ 10.67
Total Return B, C	3.33%	9.75%	6.70%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 396	$ 274	$ 272
Ratio of expenses to average net assets	1.89% A	1.89%	1.97% A
Ratio of expenses to average net assets after expense reductions	1.86% A, F	1.86% F	1.96% A, F
Ratio of net investment income (loss) to average net assets	(.26)% A	(.58)%	(.63)% A
Portfolio turnover rate	100% A	107%	67% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of operations) to November 30, 1999.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.72	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	(.06)	(.06)
Net realized and unrealized gain (loss)	.39	1.10	.74
Total from investment operations	.38	1.04	.68
Net asset value, end of period	$ 12.10	$ 11.72	$ 10.68
Total Return B, C	3.24%	9.74%	6.80%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 250	$ 162	$ 156
Ratio of expenses to average net assets	1.86% A	1.86%	1.96% A
Ratio of expenses to average net assets after expense reductions	1.83% A, F	1.83% F	1.94% A, F
Ratio of net investment income (loss) to average net assets	(.23)% A	(.55)%	(.61)% A
Portfolio turnover rate	100% A	107%	67% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of operations) to November 30, 1999.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.95	$ 10.77	$ 10.00
Income from Investment Operations
Net investment income D	.05	.06	.04
Net realized and unrealized gain (loss)	.40	1.12	.73
Total from investment operations	.45	1.18	.77
Net asset value, end of period	$ 12.40	$ 11.95	$ 10.77
Total Return B, C	3.77%	10.96%	7.70%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 95	$ 49	$ 26
Ratio of expenses to average net assets	.79% A	.81%	.95% A
Ratio of expenses to average net assets after expense reductions	.76% A, F	.78% F	.93% A, F
Ratio of net investment income to average net assets	.84% A	.50%	.40% A
Portfolio turnover rate	100% A	107%	67% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of operations) to November 30, 1999.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Dividend Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, foreign currency transactions, contingent interest, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective December 1, 2001, the Fidelity Advisor Dividend Growth Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

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Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's schedule of investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities and the market value of future contracts opened and closed, is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets .

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares, except for the Institutional Class (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 86,000	$ -
Class T	1,395,000	-
Class B	1,646,000	1,235,000
Class C	1,014,000	328,000
	$ 4,141,000	$ 1,563,000

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 279,000	$ 134,000
Class T	459,000	149,000
Class B	380,000	380,000*
Class C	19,000	19,000*
	$ 1,137,000	$ 682,000

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC :

	Amount	% of Average Net Assets
Class A	$ 86,000	.25*
Class T	668,000	.24*
Class B	394,000	.24*
Class C	213,000	.21*
Institutional Class	54,000	.15*
	$ 1,415,000

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Fund. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income and does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $175,000 of the fund's expenses. In addition through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period credits reduced the fund's custody expenses by $6,000.

8. Beneficial Interest.

At the end of the period, one shareholder was record owner of approximately 26% of the total outstanding shares of the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

Amounts in thousands	Shares		Dollars
	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2001	2000	2001	2000
Class A Shares sold	4,408	1,847	$ 52,852	$ 20,896
Shares redeemed	(828)	(2,010)	(9,769)	(21,689)
Net increase (decrease)	3,580	(163)	$ 43,083	$ (793)
Class T Shares sold	73,506	16,011	$ 881,708	$ 182,980
Shares redeemed	(9,393)	(15,338)	(113,305)	(164,695)
Net increase (decrease)	64,113	673	$ 768,403	$ 18,285
Class B Shares sold	11,519	7,636	$ 136,238	$ 85,911
Shares redeemed	(2,244)	(9,651)	(26,177)	(103,086)
Net increase (decrease)	9,275	(2,015)	$ 110,061	$ (17,175)
Class C Shares sold	8,514	6,973	$ 100,771	$ 78,175
Shares redeemed	(1,656)	(7,799)	(19,354)	(84,102)
Net increase (decrease)	6,858	(826)	$ 81,417	$ (5,927)
Institutional Class Shares sold	5,093	2,923	$ 61,686	$ 34,207
Shares redeemed	(1,487)	(1,244)	(16,489)	(13,535)
Net increase (decrease)	3,606	1,679	$ 45,197	$ 20,672

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

Charles A. Mangum, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

* Independent trustees

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

ADGF-SANN-0701 138914
1.721239.102

Fidelity® Advisor

Dividend Growth

Fund - Institutional Class

Semiannual Report

May 31, 2001

(2_fidelity_logos)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Dividend Growth Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity® Adv Dividend Growth - Inst CL	3.77%	8.39%	24.00%
S&P 500 ®	-3.90%	-10.55%	5.55%
Growth Funds Average	-6.37%	-13.14%	n/a *

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Standard & Poor's 500 SM Index - a market capitalization-weighted index of common stocks. To measure how Institutional Class performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,797 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Life of fund
Fidelity Adv Dividend Growth - Inst CL	8.39%	9.28%
S&P 500	-10.55%	2.25%
Growth Funds Average	-13.14%	n/a *

Average annual total returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity ® Advisor Dividend Growth Fund - Institutional Class on December 28, 1998, when the fund started. As the chart shows, by May 31, 2001, the value of the investment would have grown to $12,400 - a 24.00% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $10,555 - a 5.55% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month, and one year cumulative total returns for the large-cap core funds average were, -4.76%, and -10.97%, respectively. The one year average annual total return was, -10.97%. The six month, and one year cumulative total returns for the large-cap supergroup average were, -7.29%, and -14.10%, respectively. The one year average annual total return was -14.10%.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Concerns about a prolonged period of weakness in the U.S. economy cast a pall over most major equity markets during the six-month period that ended May 31, 2001. The effects of 2000's interest-rate hikes, combined with soaring energy costs, slowing productivity and rising labor costs, applied persistent downward pressure on corporate profits, threatening the viability of economic expansion. The earnings squeeze was particularly severe in the technology sector, which suffered from a sharp falloff in capital spending - the source of economic growth in recent years - induced by excess capacity and a scarcity of available funding. The tech-laden NASDAQ Composite® Index finished the period securely in the red, down 18.65%. The sector also had a heavy influence on the direction of the Standard & Poor's 500SM Index, which fell 3.90%. The Federal Reserve Board responded rapidly to the economic slowdown by aggressively unwinding its previous tightening cycle with a total of five half-point interest-rate cuts during the first five months of 2001. However, despite snapbacks in January and April, these actions weren't enough to spur sustained buying by tech-weary investors, who preferred to wait for earnings to respond first. Much of the buying remained focused on value stocks and more defensive holdings in less volatile areas of the market. The tried and true blue chips of the Dow Jones Industrial AverageSM received considerable attention, rising 5.61%. Most stocks finished the period on an up note, as many market participants expected a federal tax-cut stimulus to improve earnings expectations.

(Portfolio Manager photograph)
An interview with Charles Mangum, Portfolio Manager of Fidelity Advisor Dividend Growth Fund

Q. How did the fund perform, Charles?

A. For the six months that ended May 31, 2001, the fund's Institutional Class shares returned 3.77%. The Standard & Poor's 500 Index returned -3.90% during the same period, while the growth funds average returned -6.37% according to Lipper Inc. For the 12 months that ended May 31, 2001, the fund's Institutional Class shares returned 8.39%. The S&P 500 and Lipper average returned -10.55% and -13.14%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What factors helped the fund outperform both its index and peers during the period?

A. The fund emphasizes stable-growth stocks, and investors continued to be attracted to stable growth as the economy slowed and technology stocks suffered. Several of the fund's finance-related holdings performed well during the period, and I was able to make some good individual picks within the technology sector that added to the fund's return. Overall, the past six months was a period in which investors looked for growth at a reasonable price, and they zeroed in on fundamentals and valuations. The fund tends to perform well in this type of climate.

Q. You kept the fund's exposure to technology stocks between 16% and 20% during the period. Where did you find opportunities?

A. My ongoing emphasis on market leaders such as Microsoft and IBM paid off nicely. Companies like these tend to operate on different performance cycles than the software and semiconductor names that were so volatile during the period. Also, Microsoft's new product cycle was appealing, and IBM benefited from continued growth in its service business as well as from a mainframe upgrade cycle. Dell Computer, the leading low-cost provider of personal computers, also contributed positively.

Q. How did the fund's finance investments perform as a whole?

A. Financials in general performed very well during the period as the Federal Reserve Board continued to cut short-term interest rates. Bank stocks typically perform well in a rate-cutting environment, because the majority of their borrowing activity is of the short-term variety. Thus, names like Comerica and Bank of America were good stocks for the fund. Non-bank stocks also did well, most notably Fannie Mae, which benefited from lower mortgage rates and more loan application activity.

Q. The fund got a nice boost from its energy-related investments during the period, particularly Conoco . . .

A. Energy stocks performed well as investors embraced the notion that gas and oil drilling activity would pick up. I had small positions in several of the large, integrated oil companies, but medium-sized Conoco was the best performer of them all. The stock was relatively inexpensive, Conoco's management watched capital expenditures very closely and the company continued to grow at a healthy rate. Devon Energy was another good performer within this group.

Q. The poor performance of drug stocks seemed to be out of character for a volatile period. What happened?

A. Pharmaceuticals typically offer stable growth in times of volatility, but the group - or at least several individual companies - got bogged down due to process-related problems. Schering-Plough, for example, experienced manufacturing problems with several of its products and Bristol-Myers Squibb ran into patent-related issues. It's also worth noting that drug stocks were coming off a great one-year run, and many investors sold their holdings during the period to lock in gains.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Which stocks performed well during the period? Which others were disappointing?

A. The fund's best performer was Clear Channel Communications, a company involved in both radio-station management and outdoor advertising. Microsoft also generated strong gains. Other detractors included Cisco Systems and Sun Microsystems, both of which declined as Internet and telecommunications infrastructure stocks struggled.

Q. What's your outlook?

A. I hate to sound like a broken record, but my outlook rarely changes. I don't pay much attention to market noise because I think getting to know a stock inside and out is the best type of research. I'll continue to look for the best, reasonably priced stocks I can find.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation

Start date: December 28, 1998

Size: as of May 31, 2001, more than $1.9 billion

Manager: Charles Mangum, since 1997; joined Fidelity in 1990

Charles Mangum talks about two market shifts:

"Over the past six months, we've seen a marked change in terms of how investors value stocks, and the market has generally rewarded smaller-sized stocks.

"In a nutshell, investors are spending more time studying stocks before they buy them. During the past couple of years, it seemed as though people were determined to find the fastest-growing stocks, regardless of their earnings profiles. After the technology group collapsed, investors began to pay more attention to sustainable earnings growth rates. They also spent more time determining how much they were willing to pay for that growth. These are positive trends.

"Along the way, the market over the past six months rewarded more of the mid- and small-cap value names. I typically invest in large-cap growth names, but I've tried to be underweighted in mega-cap stocks, or those with market capitalizations in excess of $50 billion. Overall, this strategy contributed positively to the fund's performance. If you look at the fund's top-performing stocks during the period, most had market caps of $20 billion or less, including Clear Channel, Conoco, Cardinal Health and Comerica."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Cardinal Health, Inc.	6.4	7.1
Clear Channel Communications, Inc.	4.7	4.3
Fannie Mae	4.6	6.0
Bristol-Myers Squibb Co.	4.3	3.4
General Electric Co.	3.5	2.6
Conoco, Inc. Class B	3.0	3.3
Schering-Plough Corp.	2.7	6.2
Microsoft Corp.	2.4	1.0
Comerica, Inc.	2.4	2.5
PNC Financial Services Group, Inc.	2.3	2.4
	36.3
Top Five Market Sectors as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	18.6	18.0
Financials	18.5	17.2
Information Technology	16.1	19.2
Consumer Discretionary	12.0	11.0
Industrials	11.1	10.5
Asset Allocation (% of fund's net assets)
As of May 31, 2001 *		As of November 30, 2000 **
	Stocks 93.2%		Stocks 90.7%
	Convertible Securities 2.8%		Convertible Securities 1.1%
	Short-Term Investments and Net Other Assets 4.0%		Short-Term Investments and Net Other Assets 8.2%
* Foreign investments	1.0%	** Foreign investments	1.9%

Effective with this report, industry classifications follow the MSCI ®/S&P ® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.0%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 11.6%
Hotels, Restaurants & Leisure - 2.0%
Carnival Corp.	39,700	$ 1,121
Jack in the Box, Inc. (a)	227,200	5,828
Outback Steakhouse, Inc. (a)	128,800	3,671
Papa John's International, Inc. (a)	65,800	1,683
Tricon Global Restaurants, Inc. (a)	332,700	15,204
Wendy's International, Inc.	461,200	11,369
		38,876
Household Durables - 0.1%
Newell Rubbermaid, Inc.	70,230	1,775
Leisure Equipment & Products - 0.2%
Brunswick Corp.	180,400	4,077
Media - 6.8%
AOL Time Warner, Inc. (a)	501,386	26,187
AT&T Corp. - Liberty Media Group Class A (a)	81,700	1,377
Clear Channel Communications, Inc. (a)	1,513,100	92,254
Radio One, Inc. Class D (non-vtg.) (a)	103,900	1,853
Viacom, Inc. Class B (non-vtg.) (a)	200,000	11,528
		133,199
Multiline Retail - 0.7%
Target Corp.	148,120	5,599
Wal-Mart Stores, Inc.	144,720	7,489
		13,088
Specialty Retail - 1.8%
Best Buy Co., Inc. (a)	52,400	2,785
Gap, Inc.	90,875	2,817
Home Depot, Inc.	235,195	11,593
Intimate Brands, Inc. Class A	114,500	1,734
Lowe's Companies, Inc.	113,600	7,899
Office Depot, Inc. (a)	697,400	6,374
Staples, Inc. (a)	40,000	580
The Men's Wearhouse, Inc. (a)	75,200	2,014
		35,796
TOTAL CONSUMER DISCRETIONARY		226,811
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - 6.9%
Beverages - 2.1%
PepsiCo, Inc.	256,300	$ 11,472
The Coca-Cola Co.	626,400	29,691
		41,163
Food & Drug Retailing - 0.1%
Albertson's, Inc.	86,500	2,483
Food Products - 0.1%
Quaker Oats Co.	28,520	2,734
Household Products - 1.1%
Clorox Co.	58,880	2,040
Procter & Gamble Co.	288,000	18,501
		20,541
Personal Products - 1.5%
Alberto-Culver Co.:
Class A	13,190	468
Class B	262,000	11,070
Gillette Co.	588,820	17,035
		28,573
Tobacco - 2.0%
Philip Morris Companies, Inc.	778,520	40,024
TOTAL CONSUMER STAPLES		135,518
ENERGY - 5.3%
Energy Equipment & Services - 1.2%
Cooper Cameron Corp. (a)	59,500	4,122
ENSCO International, Inc.	40,000	1,288
Global Marine, Inc. (a)	195,420	5,013
Halliburton Co.	264,080	12,343
		22,766
Oil & Gas - 4.1%
Chevron Corp.	65,500	6,291
Conoco, Inc. Class B	1,900,000	59,280
Devon Energy Corp.	197,811	11,515
Spinnaker Exploration Co. (a)	100,000	4,068
		81,154
TOTAL ENERGY		103,920
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - 18.4%
Banks - 7.4%
Bank of America Corp.	314,500	$ 18,634
Comerica, Inc.	809,470	46,059
First Union Corp.	422,100	13,613
FleetBoston Financial Corp.	164,530	6,843
M&T Bank Corp.	65,300	4,933
PNC Financial Services Group, Inc.	659,900	45,698
Synovus Finanical Corp.	176,800	5,371
U.S. Bancorp	140,800	3,140
		144,291
Diversified Financials - 8.9%
American Express Co.	148,600	6,259
Citigroup, Inc.	546,886	28,028
Fannie Mae	1,090,400	89,893
Household International, Inc.	146,260	9,603
J.P. Morgan Chase & Co.	442,300	21,739
Merrill Lynch & Co., Inc.	90,000	5,847
Morgan Stanley Dean Witter & Co.	190,480	12,383
		173,752
Insurance - 2.1%
AFLAC, Inc.	217,700	7,060
Allmerica Financial Corp.	186,000	10,165
American International Group, Inc.	46,392	3,758
Everest Re Group Ltd.	43,700	2,967
Hartford Financial Services Group, Inc.	153,100	10,365
MetLife, Inc.	63,700	2,029
MGIC Investment Corp.	37,730	2,655
PartnerRe Ltd.	26,700	1,430
RenaissanceRe Holdings Ltd.	7,000	481
		40,910
TOTAL FINANCIALS		358,953
HEALTH CARE - 18.6%
Health Care Equipment & Supplies - 0.5%
Guidant Corp. (a)	242,500	9,106
Health Care Providers & Services - 6.6%
Cardinal Health, Inc.	1,739,655	125,228
CIGNA Corp.	36,100	3,410
		128,638
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - 11.5%
American Home Products Corp.	258,000	$ 16,331
Bristol-Myers Squibb Co.	1,561,160	84,677
Eli Lilly & Co.	334,600	28,341
Merck & Co., Inc.	50,000	3,650
Pfizer, Inc.	620,300	26,605
Pharmacia Corp.	290,900	14,126
Schering-Plough Corp.	1,235,760	51,840
		225,570
TOTAL HEALTH CARE		363,314
INDUSTRIALS - 11.1%
Aerospace & Defense - 1.3%
Honeywell International, Inc.	509,000	24,636
Airlines - 0.3%
AMR Corp. (a)	72,200	2,815
Delta Air Lines, Inc.	42,800	2,038
Northwest Airlines Corp. (a)	49,000	1,332
		6,185
Building Products - 0.2%
Masco Corp.	77,700	1,815
York International Corp.	62,600	2,207
		4,022
Commercial Services & Supplies - 1.5%
Automatic Data Processing, Inc.	35,000	1,881
ChoicePoint, Inc.	226,900	8,736
Cintas Corp.	132,600	6,184
NCO Group, Inc. (a)	279,300	8,105
Robert Half International, Inc. (a)	168,300	4,746
		29,652
Electrical Equipment - 0.4%
Emerson Electric Co.	121,100	8,200
Industrial Conglomerates - 5.0%
General Electric Co.	1,408,220	69,003
Textron, Inc.	35,000	2,016
Tyco International Ltd.	473,800	27,220
		98,239
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - 1.4%
Danaher Corp.	155,500	$ 9,793
Ingersoll-Rand Co.	160,700	7,931
Parker-Hannifin Corp.	200,100	9,667
		27,391
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	491,600	15,274
Union Pacific Corp.	53,100	3,053
		18,327
TOTAL INDUSTRIALS		216,652
INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 1.9%
Cisco Systems, Inc. (a)	909,000	17,507
Comverse Technology, Inc. (a)	69,000	4,002
JDS Uniphase Corp. (a)	50,900	851
Lucent Technologies, Inc.	338,800	2,670
Motorola, Inc.	138,600	2,037
Nokia AB sponsored ADR	60,400	1,766
Nortel Networks Corp.	429,300	5,723
Telefonaktiebolaget LM Ericsson AB sponsored ADR	281,600	1,802
		36,358
Computers & Peripherals - 4.4%
Compaq Computer Corp.	109,100	1,745
Dell Computer Corp. (a)	689,700	16,801
EMC Corp.	474,200	14,985
Gateway, Inc. (a)	148,300	2,477
Hewlett-Packard Co.	153,000	4,486
International Business Machines Corp.	250,500	28,006
Lexmark International, Inc. Class A (a)	30,000	1,860
NCR Corp. (a)	100,000	4,689
Sun Microsystems, Inc. (a)	707,500	11,653
		86,702
Electronic Equipment & Instruments - 0.6%
Avnet, Inc.	73,300	1,806
Ingram Micro, Inc. Class A (a)	196,000	2,597
Jabil Circuit, Inc. (a)	64,200	1,886
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Sanmina Corp. (a)	42,000	$ 1,137
SCI Systems, Inc. (a)	163,600	3,863
		11,289
IT Consulting & Services - 0.6%
Computer Sciences Corp. (a)	79,700	3,347
Electronic Data Systems Corp.	121,700	7,454
		10,801
Semiconductor Equipment & Products - 2.7%
Altera Corp. (a)	114,600	2,750
Analog Devices, Inc. (a)	75,600	3,368
Intel Corp.	513,760	13,877
LAM Research Corp. (a)	99,300	2,743
Linear Technology Corp.	144,700	6,946
Micron Technology, Inc. (a)	456,500	17,119
Novellus Systems, Inc. (a)	27,600	1,322
Silicon Storage Technology, Inc. (a)	312,500	3,097
Teradyne, Inc. (a)	47,400	1,889
Texas Instruments, Inc.	660	23
Xilinx, Inc. (a)	600	25
		53,159
Software - 3.7%
Computer Associates International, Inc.	700,500	19,866
Microsoft Corp. (a)	670,580	46,391
Oracle Corp. (a)	438,900	6,715
		72,972
TOTAL INFORMATION TECHNOLOGY		271,281
MATERIALS - 1.9%
Chemicals - 1.0%
Dow Chemical Co.	135,500	4,852
E.I. du Pont de Nemours and Co.	90,900	4,218
Lyondell Chemical Co.	118,300	1,958
Praxair, Inc.	113,500	5,708
Rohm & Haas Co.	80,400	2,669
		19,405
Containers & Packaging - 0.1%
Temple-Inland, Inc.	56,100	2,979
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - 0.2%
Alcoa, Inc.	82,140	$ 3,544
Paper & Forest Products - 0.6%
Bowater, Inc.	3,900	188
International Paper Co.	283,300	10,836
		11,024
TOTAL MATERIALS		36,952
TELECOMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 5.3%
AT&T Corp.	734,616	15,552
BellSouth Corp.	640,100	26,391
CenturyTel, Inc.	45,100	1,283
SBC Communications, Inc.	543,709	23,407
Sprint Corp. - FON Group	159,800	3,246
Verizon Communications	601,000	32,965
WorldCom, Inc. (a)	75,000	1,338
		104,182
TOTAL COMMON STOCKS (Cost $1,681,695)		1,817,583
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Radio One, Inc.:
$65.00 (c)	2,400	2,651
$65.00	500	552
		3,203
Nonconvertible Preferred Stocks - 0.2%
MATERIALS - 0.2%
Chemicals - 0.2%
Henkel Kgaa	57,000	3,421
TOTAL PREFERRED STOCKS (Cost $5,199)		6,624
Convertible Bonds - 2.7%
Moody's Ratings (unaudited) (d)		Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 0.3%
Media - 0.3%
EchoStar Communications Corp. 5.75% 5/15/08 (c)	Caa1	$ 5,980	$ 5,666
FINANCIALS - 0.1%
Real Estate - 0.1%
Pinnacle Holdings, Inc. 5.5% 9/15/07 (c)	-	3,210	1,599
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
IVAX Corp. 4.5% 5/15/08 (c)	-	970	1,029
INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 1.1%
CIENA Corp. 3.75% 2/1/08	Ba3	2,170	1,832
Juniper Networks, Inc. 4.75% 3/15/07	B-	7,940	5,871
Natural MicroSystems Corp. 5% 10/15/05	CCC+	3,052	1,579
ONI Systems Corp. 5% 10/15/05	CCC	11,930	9,201
Redback Networks, Inc. 5% 4/1/07	CCC	4,120	2,619
			21,102
Electronic Equipment & Instruments - 0.3%
Sanmina Corp. 0% 9/12/20	Ba3	13,437	4,837
Solectron Corp. liquid yield option note 0% 5/8/20	BBB	3,480	1,798
			6,635
Internet Software & Services - 0.1%
Critical Path, Inc. 5.75% 4/1/05	CC	7,220	1,349
Semiconductor Equipment & Products - 0.5%
LSI Logic Corp. 4% 2/15/05	B1	3,380	2,789
Vitesse Semiconductor Corp. 4% 3/15/05	B2	9,550	7,640
			10,429
Software - 0.2%
Networks Associates, Inc. 0% 2/13/18	-	8,862	3,656
TOTAL INFORMATION TECHNOLOGY			43,171
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Aether Systems, Inc. 6% 3/22/05	CCC	3,130	1,834
TOTAL CONVERTIBLE BONDS (Cost $55,412)			53,299
Cash Equivalents - 4.2%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 4.23% (b) (Cost $81,384)	81,384,250	$ 81,384
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,823,690)		1,958,890
NET OTHER ASSETS - (0.2)%		(4,304)
NET ASSETS - 100%		$ 1,954,586
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $10,945,000 or 0.6% of net assets.

(d) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,644,228,000 and $605,280,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $26,207,000 and $23,569,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $54,000 for the period.

Income Tax Information

At May 31, 2001, the aggregate cost of investment securities for income tax purposes was $1,846,157,000. Net unrealized appreciation aggregated $112,733,000, of which $199,792,000 related to appreciated investment securities and $87,059,000 related to depreciated investment securities.

At November 30, 2000, the fund had a capital loss carryforward of approximately $13,137,000 of which $11,880,000 and $1,257,000 will expire on November 30, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,348) (cost $1,823,690) - See accompanying schedule		$ 1,958,890
Foreign currency held at value (cost $12)		12
Receivable for investments sold		29,439
Receivable for fund shares sold		14,182
Dividends receivable		1,584
Interest receivable		908
Total assets		2,005,015
Liabilities
Payable for investments purchased	$ 33,995
Payable for fund shares redeemed	4,722
Accrued management fee	943
Distribution fees payable	1,021
Other payables and accrued expenses	348
Collateral on securities loaned, at value	9,400
Total liabilities		50,429
Net Assets		$ 1,954,586
Net Assets consist of:
Paid in capital		$ 1,850,730
Undistributed net investment income		453
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(31,796)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		135,199
Net Assets		$ 1,954,586

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($93,729 ÷ 7,622 shares)	$12.30
Maximum offering price per share (100/94.25 of $12.30)	$13.05
Class T: Net Asset Value and redemption price per share ($1,119,577 ÷ 91,463 shares)	$12.24
Maximum offering price per share (100/96.50 of $12.24)	$12.68
Class B: Net Asset Value and offering price per share ($395,767 ÷ 32,699 shares) A	$12.10
Class C: Net Asset Value and offering price per share ($250,101 ÷ 20,663 shares) A	$12.10
Institutional Class: Net Asset Value, offering price and redemption price per share ($95,412 ÷ 7,694 shares)	$12.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2001 (Unaudited)
Investment Income Dividends		$ 6,767
Interest		2,959
Security lending		31
Total income		9,757
Expenses
Management fee	$ 3,557
Transfer agent fees	1,415
Distribution fees	4,141
Accounting and security lending fees	151
Non-interested trustees' compensation	2
Custodian fees and expenses	25
Registration fees	131
Audit	15
Legal	2
Miscellaneous	2
Total expenses before reductions	9,441
Expense reductions	(181)	9,260
Net investment income		497
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(7,190)
Foreign currency transactions	(3)
Futures contracts	(2,638)	(9,831)
Change in net unrealized appreciation (depreciation) on:
Investment securities	59,434
Assets and liabilities in foreign currencies	(1)	59,433
Net gain (loss)		49,602
Net increase (decrease) in net assets resulting from operations		$ 50,099

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2001 (Unaudited)	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ 497	$ (2,222)
Net realized gain (loss)	(9,831)	(1,146)
Change in net unrealized appreciation (depreciation)	59,433	59,723
Net increase (decrease) in net assets resulting from operations	50,099	56,355
Share transactions - net increase (decrease)	1,048,161	15,062
Total increase (decrease) in net assets	1,098,260	71,417
Net Assets
Beginning of period	856,326	784,909
End of period (including undistributed net investment income (loss) of $453 and $(44), respectively)	$ 1,954,586	$ 856,326

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.87	$ 10.74	$ 10.00
Income from Investment Operations
Net investment income D	.03	.02	.01
Net realized and unrealized gain (loss)	.40	1.11	.73
Total from investment operations	.43	1.13	.74
Net asset value, end of period	$ 12.30	$ 11.87	$ 10.74
Total Return B, C	3.62%	10.52%	7.40%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 94	$ 48	$ 45
Ratio of expenses to average net assets	1.14% A	1.16%	1.25% A
Ratio of expenses to average net assets after expense reductions	1.11% A, F	1.13% F	1.23% A, F
Ratio of net investment income to average net assets	.49% A	.15%	.10% A
Portfolio turnover rate	100% A	107%	67% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of operations) to November 30, 1999.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.83	$ 10.72	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	(.01)	(.01)
Net realized and unrealized gain (loss)	.40	1.12	.73
Total from investment operations	.41	1.11	.72
Net asset value, end of period	$ 12.24	$ 11.83	$ 10.72
Total Return B, C	3.47%	10.35%	7.20%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 1,120	$ 323	$ 286
Ratio of expenses to average net assets	1.38% A	1.38%	1.46% A
Ratio of expenses to average net assets after expense reductions	1.35% A, F	1.35% F	1.45% A, F
Ratio of net investment income (loss) to average net assets	.25% A	(.07)%	(.12)% A
Portfolio turnover rate	100% A	107%	67% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of operations) to November 30, 1999.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	(.06)	(.06)
Net realized and unrealized gain (loss)	.41	1.10	.73
Total from investment operations	.39	1.04	.67
Net asset value, end of period	$ 12.10	$ 11.71	$ 10.67
Total Return B, C	3.33%	9.75%	6.70%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 396	$ 274	$ 272
Ratio of expenses to average net assets	1.89% A	1.89%	1.97% A
Ratio of expenses to average net assets after expense reductions	1.86% A, F	1.86% F	1.96% A, F
Ratio of net investment income (loss) to average net assets	(.26)% A	(.58)%	(.63)% A
Portfolio turnover rate	100% A	107%	67% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of operations) to November 30, 1999.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.72	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	(.06)	(.06)
Net realized and unrealized gain (loss)	.39	1.10	.74
Total from investment operations	.38	1.04	.68
Net asset value, end of period	$ 12.10	$ 11.72	$ 10.68
Total Return B, C	3.24%	9.74%	6.80%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 250	$ 162	$ 156
Ratio of expenses to average net assets	1.86% A	1.86%	1.96% A
Ratio of expenses to average net assets after expense reductions	1.83% A, F	1.83% F	1.94% A, F
Ratio of net investment income (loss) to average net assets	(.23)% A	(.55)%	(.61)% A
Portfolio turnover rate	100% A	107%	67% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of operations) to November 30, 1999.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.95	$ 10.77	$ 10.00
Income from Investment Operations
Net investment income D	.05	.06	.04
Net realized and unrealized gain (loss)	.40	1.12	.73
Total from investment operations	.45	1.18	.77
Net asset value, end of period	$ 12.40	$ 11.95	$ 10.77
Total Return B, C	3.77%	10.96%	7.70%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 95	$ 49	$ 26
Ratio of expenses to average net assets	.79% A	.81%	.95% A
Ratio of expenses to average net assets after expense reductions	.76% A, F	.78% F	.93% A, F
Ratio of net investment income to average net assets	.84% A	.50%	.40% A
Portfolio turnover rate	100% A	107%	67% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of operations) to November 30, 1999.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Dividend Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, foreign currency transactions, contingent interest, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective December 1, 2001, the Fidelity Advisor Dividend Growth Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's schedule of investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities and the market value of future contracts opened and closed, is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets .

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares, except for the Institutional Class (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 86,000	$ -
Class T	1,395,000	-
Class B	1,646,000	1,235,000
Class C	1,014,000	328,000
	$ 4,141,000	$ 1,563,000

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 279,000	$ 134,000
Class T	459,000	149,000
Class B	380,000	380,000*
Class C	19,000	19,000*
	$ 1,137,000	$ 682,000

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC :

	Amount	% of Average Net Assets
Class A	$ 86,000	.25*
Class T	668,000	.24*
Class B	394,000	.24*
Class C	213,000	.21*
Institutional Class	54,000	.15*
	$ 1,415,000

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Fund. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income and does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $175,000 of the fund's expenses. In addition through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period credits reduced the fund's custody expenses by $6,000.

8. Beneficial Interest.

At the end of the period, one shareholder was record owner of approximately 26% of the total outstanding shares of the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

Amounts in thousands	Shares		Dollars
	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2001	2000	2001	2000
Class A Shares sold	4,408	1,847	$ 52,852	$ 20,896
Shares redeemed	(828)	(2,010)	(9,769)	(21,689)
Net increase (decrease)	3,580	(163)	$ 43,083	$ (793)
Class T Shares sold	73,506	16,011	$ 881,708	$ 182,980
Shares redeemed	(9,393)	(15,338)	(113,305)	(164,695)
Net increase (decrease)	64,113	673	$ 768,403	$ 18,285
Class B Shares sold	11,519	7,636	$ 136,238	$ 85,911
Shares redeemed	(2,244)	(9,651)	(26,177)	(103,086)
Net increase (decrease)	9,275	(2,015)	$ 110,061	$ (17,175)
Class C Shares sold	8,514	6,973	$ 100,771	$ 78,175
Shares redeemed	(1,656)	(7,799)	(19,354)	(84,102)
Net increase (decrease)	6,858	(826)	$ 81,417	$ (5,927)
Institutional Class Shares sold	5,093	2,923	$ 61,686	$ 34,207
Shares redeemed	(1,487)	(1,244)	(16,489)	(13,535)
Net increase (decrease)	3,606	1,679	$ 45,197	$ 20,672

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

Charles A. Mangum, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

* Independent trustees

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

ADGFI-SANN-0701 138917
1.721251.102

Fidelity® Advisor

Dynamic Capital Appreciation

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2001

(2_fidelity_logos)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Dynamic Capital Appreciation Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Dynamic Cap App - CL A	-11.04%	-8.91%	44.20%
Fidelity Adv Dynamic Cap App - CL A (incl. 5.75% sales charge)	-16.16%	-14.14%	35.91%
S&P 500®	-3.90%	-10.55%	5.55%
Capital Appreciation Funds Average	-5.93%	-13.02%	n/a *

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 334 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Life of fund
Fidelity Adv Dynamic Cap App - CL A	-8.91%	16.29%
Fidelity Adv Dynamic Cap App - CL A (incl. 5.75% sales charge)	-14.14%	13.49%
S&P 500	-10.55%	2.25%
Capital Appreciation Funds Average	-13.02%	n/a *

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Dynamic Capital Appreciation Fund - Class A on December 28, 1998, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 2001 the value of the investment would have grown to $13,591 - a 35.91% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $10,555 - a 5.55% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper multi-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month, and one year cumulative total returns for the multi-cap growth funds average were, -12.32% and -22.84%, respectively; and the one year average annual total return was, -22.84%. The six month, and one year cumulative total returns for the multi-cap supergroup average were, -0.79% and -4.47%, respectively; the one year average annual total return was, -4.47%.

Semiannual Report

Fidelity Advisor Dynamic Capital Appreciation Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Dynamic Cap App - CL T	-11.16%	-9.13%	43.30%
Fidelity Adv Dynamic Cap App - CL T (incl. 3.50% sales charge)	-14.27%	-12.31%	38.28%
S&P 500	-3.90%	-10.55%	5.55%
Capital Appreciation Funds Average	-5.93%	-13.02%	n/a *

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 334 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 7 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Life of fund
Fidelity Adv Dynamic Cap App - CL T	-9.13%	15.99%
Fidelity Adv Dynamic Cap App - CL T (incl. 3.50% sales charge)	-12.31%	14.30%
S&P 500	-10.55%	2.25%
Capital Appreciation Funds Average	-13.02%	n/a *

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Dynamic Capital Appreciation Fund - Class T on December 28, 1998, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 2001, the value of the investment would have grown to $13,828 - a 38.28% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $10,555 - a 5.55% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper multi-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month, and one year cumulative total returns for the multi-cap growth funds average were, -12.32% and -22.84%, respectively; and the one year average annual total return was, -22.84%. The six month, and one year cumulative total returns for the multi-cap supergroup average were, -0.79% and -4.47%, respectively; the one year average annual total return was, -4.47%.

Semiannual Report

Fidelity Advisor Dynamic Capital Appreciation Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the past six months, one year and life of fund total return figures are 5%, 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Dynamic Cap App - CL B	-11.44%	-9.63%	41.70%
Fidelity Adv Dynamic Cap App - CL B (incl. contingent deferred sales charge)	-15.87%	-14.15%	38.70%
S&P 500	-3.90%	-10.55%	5.55%
Capital Appreciation Funds Average	-5.93%	-13.02%	n/a *

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 334 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 9 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Life of fund
Fidelity Adv Dynamic Cap App - CL B	-9.63%	15.46%
Fidelity Adv Dynamic Cap App - CL B (incl. contingent deferred sales charge)	-14.15%	14.44%
S&P 500	-10.55%	2.25%
Capital Appreciation Funds Average	-13.02%	n/a *

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Dynamic Capital Appreciation Fund - Class B on December 28, 1998, when the fund started. As the chart shows, by May 31, 2001, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $13,870 - a 38.70% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $10,555 - a 5.55% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper multi-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month, and one year cumulative total returns for the multi-cap growth funds average were, -12.32% and -22.84%, respectively; and the one year average annual total return was, -22.84%. The six month, and one year cumulative total returns for the multi-cap supergroup average were, -0.79% and -4.47%, respectively; the one year average annual total return was, -4.47%.

Semiannual Report

Fidelity Advisor Dynamic Capital Appreciation Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charge included in the past six months, one year and life of fund total return figures are 1%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Dynamic Cap App - CL C	-11.38%	-9.51%	41.80%
Fidelity Adv Dynamic Cap App - CL C (incl. contingent deferred sales charge)	-12.26%	-10.41%	41.80%
S&P 500	-3.90%	-10.55%	5.55%
Capital Appreciation Funds Average	-5.93%	-13.02%	n/a *

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class C's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 334 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 11 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Life of fund
Fidelity Adv Dynamic Cap App - CL C	-9.51%	15.49%
Fidelity Adv Dynamic Cap App - CL C (incl. contingent deferred sales charge)	-10.41%	15.49%
S&P 500	-10.55%	2.25%
Capital Appreciation Funds Average	-13.02%	n/a *

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Dynamic Capital Appreciation Fund - Class C on December 28, 1998, when the fund started. As the chart shows, by May 31, 2001, the value of the investment would have grown to $14,180 - a 41.80% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $10,555 - a 5.55% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper multi-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month, and one year cumulative total returns for the multi-cap growth funds average were, -12.32% and -22.84%, respectively; and the one year average annual total return was, -22.84%. The six month, and one year cumulative total returns for the multi-cap supergroup average were, -0.79% and -4.47%, respectively; the one year average annual total return was, -4.47%.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Concerns about a prolonged period of weakness in the U.S. economy cast a pall over most major equity markets during the six-month period that ended May 31, 2001. The effects of 2000's interest-rate hikes, combined with soaring energy costs, slowing productivity and rising labor costs, applied persistent downward pressure on corporate profits, threatening the viability of economic expansion. The earnings squeeze was particularly severe in the technology sector, which suffered from a sharp falloff in capital spending - the source of economic growth in recent years - induced by excess capacity and a scarcity of available funding. The tech-laden NASDAQ Composite® Index finished the period securely in the red, down 18.65%. The sector also had a heavy influence on the direction of the Standard & Poor's 500SM Index, which fell 3.90%. The Federal Reserve Board responded rapidly to the economic slowdown by aggressively unwinding its previous tightening cycle with a total of five half-point interest-rate cuts during the first five months of 2001. However, despite snapbacks in January and April, these actions weren't enough to spur sustained buying by tech-weary investors, who preferred to wait for earnings to respond first. Much of the buying remained focused on value stocks and more defensive holdings in less volatile areas of the market. The tried and true blue chips of the Dow Jones Industrial AverageSM received considerable attention, rising 5.61%. Most stocks finished the period on an up note, as many market participants expected a federal tax-cut stimulus to improve earnings expectations.

(Portfolio Manager photograph)
An interview with Fergus Shiel, Portfolio Manager of Fidelity Advisor Dynamic Capital Appreciation Fund

Q. How did the fund perform, Fergus?

A. For the six-month period that ended May 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned -11.04%, -11.16%, -11.44% and -11.38%, respectively. In comparison, the Standard & Poor's 500 Index returned -3.90% and the capital appreciation funds average tracked by Lipper Inc. returned -5.93% for the same period. For the 12-month period that ended May 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned -8.91%, -9.13%, -9.63% and -9.51%, respectively, while the S&P 500 index returned -10.55% and the Lipper peer group returned -13.02% during the same time frame.

Fund Talk: The Manager's Overview - continued

Q. What factors caused the fund to underperform both its index and peer group during the six-month period?

Semiannual Report

A. During the past six months, continued weakness in high-growth stocks, particularly in the information technology (IT) and biotechnology sectors that I emphasized, caused the bulk of the fund's poor performance relative to its benchmarks. Our collective holdings in both the software and the hardware and equipment industries hurt the fund's relative return the most. In the software area, our overweighted position in Veritas Software, which fell 33%, coupled with my decision to not own Microsoft, which rose nearly 21%, proved detrimental to both absolute and relative performance. Similarly, maintaining large positions in networking stocks, such as Juniper and Redback Networks, both of which fell more than 60% during the period, also held back our returns. Elsewhere, the equity market's penchant for stocks with strong current earnings growth hurt our overweighting in drug discovery stocks. Specifically, investors weren't willing to reward the future growth prospects of Immunex and Medimmune, which the fund also owned. Incidentally, I sold off our holdings in Veritas and Medimmune.

Q. Did you employ any new strategies since you addressed shareholders six months ago?

A. Not really. My overall strategy has been largely the same. I've maintained the fund's overweighting in the consumer staples sector, which has been a very beneficial decision. I believed stocks such as RJ Reynolds and Philip Morris remained the best risk-versus-return stocks in the market as a result of their low price-to-earnings ratios, enormous cash flows and huge dividends. Largely due to these two stocks, our holdings in this sector collectively outperformed those held by the S&P 500 index by nearly 40 percentage points. However, my decision to keep the fund overweighted in IT stocks more than offset our strong gains in the food, beverage and tobacco industries.

Q. Can you explain why you continued to remain fond of tech stocks?

A. Despite the weakness in this sector, I believed that technology still offered the best potential for long-term unit growth in the market, relative to other areas. That said, I did reduce some of the fund's tech exposure - such as networking and semiconductor stocks - during short-term rallies, but decided to hold on to what I believed were the best names in certain cutting-edge industries. Specifically, the fund maintained positions in BEA Systems (software) and Ciena (communications equipment). I held these stocks because history has shown that when technology comes back in favor, industry leaders have shown the ability to drastically outperform their peers. For example, in April, when investors grew optimistic that the Federal Reserve Board's interest-rate cuts would spark the economy, the fund's tech stocks soared and helped the fund's shares return about 15% during the month, well ahead of its index and peer group. However, when tech stocks were punished earlier in March, the reverse occurred, and our holdings suffered more than most stocks in the sector, hampering the fund's relative return.

Q. What specific stocks performed well? What stocks disappointed?

A. Philip Morris and RJ Reynolds were the top two contributors, appreciating roughly 38% and 56%, respectively. Elsewhere, shares of PeopleSoft, a provider of e-business applications and consulting services, jumped more than 22% on strong first-quarter earnings results that beat the market's expectations. On the down side, computer storage network switch maker Brocade Communications experienced weaker-than-expected quarterly earnings results and I sold off our holdings in the company. Immunex, another detractor, was hurt by slower-than-expected sales growth due to manufacturing capacity constraints. Juniper Networks, Redback Networks and Ciena all were hurt by a slowdown in corporate IT spending.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook?

A. I'm generally positive but I believe the factors leading to market success are changing. For some time now, it's been very important for funds to be overweighted in the right sector to perform well. I think some of that emphasis on sector importance has been eradicated from the market, and I now believe finding the right stocks with good valuations across many sectors will drive fund performance going forward.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to provide capital appreciation

Start date: December 28, 1998

Size: as of May 31, 2001, more than $473 million

Manager: J. Fergus Shiel, since inception; joined Fidelity in 1989

Fergus Shiel on technology stocks:

"Toward the end of the first quarter of 2001 and early in the second quarter, there was enormous uncertainty about the growth prospects in technology. In discussions with many companies at this time, the majority gave me no assurance as to how much further fundamental weakness - such as a decline in sales - they would sustain.

"This type of confusion was a major disruption to stock performance. When you're trying to value companies, there's nothing worse than uncertainty. During this period, I believe the tech sector reached a point of maximum uncertainty, and the lows in many of these stocks were reached at this time. Later, as first-quarter corporate earnings results trickled in, the market took some comfort in the quantification of business conditions, or the visibility of real numbers reflecting actual performance across the sector. Despite mostly bad news, investors at least had some operating results to factor into valuations, and the market adjusted.

"I tried to be opportunistic during this time, buying stocks that I felt were oversold and taking some profits in stocks that moved rapidly higher as part of a valuation adjustment. Just a little certainty as to the downside limits of corporate profits brought to light many stocks that had been oversold. I believe this sector will experience more volatility before we can determine which companies are going to emerge as the next-stage, long-term leaders. Despite reduced expectations for tech stocks, I believe they'll continue to offer the best growth opportunities in the economy."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
RJ Reynolds Tobacco Holdings, Inc.	13.7	9.0
Philip Morris Companies, Inc.	9.5	5.2
EchoStar Communications Corp. Class A	4.7	3.3
BEA Systems, Inc.	3.7	2.4
CIENA Corp.	3.5	3.8
Merrill Lynch & Co., Inc.	2.0	0.8
Lehman Brothers Holdings, Inc.	2.0	0.5
Nokia AB sponsored ADR	1.9	3.9
Dollar General Corp.	1.8	0.0
Charles Schwab Corp.	1.6	2.1
	44.4
Top Five Market Sectors as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	26.9	19.9
Information Technology	24.5	31.5
Consumer Discretionary	14.7	8.5
Financials	7.1	10.1
Health Care	5.5	17.6
Asset Allocation (% of fund's net assets)
As of May 31, 2001 *		As of November 30, 2000 **
	Stocks 86.0%		Stocks 98.3%
	Short-Term Investments and Net Other Assets 14.0%		Short-Term Investments and Net Other Assets 1.7%
* Foreign investments	7.0%	** Foreign investments	8.5%

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 85.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 14.7%
Auto Components - 0.4%
TRW, Inc.	40,000	$ 1,734,400
Automobiles - 0.0%
Winnebago Industries, Inc.	1,400	26,656
Hotels Restaurants & Leisure - 1.2%
Celtic PLC (a)(d)	2,798,690	4,761,915
Jurys Doyle Hotel Group PLC (United Kingdom)	84,800	661,309
Mandalay Resort Group (a)	13,200	333,828
		5,757,052
Household Durables - 0.3%
Black & Decker Corp.	30,000	1,189,500
Leisure Equipment & Products - 1.6%
Hasbro, Inc.	181,900	2,728,500
Mattel, Inc.	272,200	4,845,160
		7,573,660
Media - 5.1%
EchoStar Communications Corp. Class A (a)	730,000	22,330,700
Gemstar-TV Guide International, Inc. (a)	46,700	1,698,479
		24,029,179
Multiline Retail - 2.0%
Arnotts PLC	34,000	198,460
Dollar General Corp.	448,800	8,415,000
JCPenney Co., Inc.	7,100	148,461
Kmart Corp. (a)	82,000	924,960
		9,686,881
Specialty Retail - 3.9%
AnnTaylor Stores Corp. (a)	85,100	2,903,612
Bed Bath & Beyond, Inc. (a)	58,900	1,741,673
Best Buy Co., Inc. (a)	109,300	5,809,295
Lowe's Companies, Inc.	5,000	347,650
Office Depot, Inc. (a)	166,100	1,518,154
Pier 1 Imports, Inc.	218,600	2,568,550
Staples, Inc. (a)	259,700	3,765,650
		18,654,584
Textiles & Apparel - 0.2%
Coach, Inc.	20,300	711,515
TOTAL CONSUMER DISCRETIONARY		69,363,427
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - 26.9%
Food & Drug Retailing - 0.6%
Longs Drug Stores Corp.	50,000	$ 1,200,000
Rite Aid Corp. (a)	24,200	202,554
Walgreen Co.	35,000	1,406,650
		2,809,204
Food Products - 0.1%
IAWS Group PLC (Ireland)	85,500	536,679
Household Products - 0.4%
Colgate-Palmolive Co.	30,000	1,699,200
Procter & Gamble Co.	6,000	385,440
		2,084,640
Personal Products - 0.7%
Gillette Co.	65,400	1,892,022
Perrigo Co. (a)	83,200	1,158,976
		3,050,998
Tobacco - 25.1%
DIMON, Inc.	156,200	1,741,630
Philip Morris Companies, Inc.	870,000	44,726,700
RJ Reynolds Tobacco Holdings, Inc.	1,090,000	64,833,198
Standard Commercial Corp.	7,600	136,040
UST, Inc.	243,800	7,109,208
		118,546,776
TOTAL CONSUMER STAPLES		127,028,297
ENERGY - 3.1%
Energy Equipment & Services - 3.1%
Baker Hughes, Inc.	55,000	2,167,000
Cooper Cameron Corp. (a)	30,000	2,078,400
Global Industries Ltd. (a)	57,400	922,992
Global Marine, Inc. (a)	130,000	3,334,500
Halliburton Co.	48,200	2,252,868
Transocean Sedco Forex, Inc.	39,600	2,116,620
Weatherford International, Inc. (a)	35,100	1,978,587
		14,850,967
FINANCIALS - 7.1%
Diversified Financials - 7.1%
Bear Stearns Companies, Inc.	55,200	3,000,120
Charles Schwab Corp.	391,400	7,358,320
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
E*TRADE Group, Inc. (a)	259,700	$ 1,947,750
Lehman Brothers Holdings, Inc.	130,300	9,330,783
Merrill Lynch & Co., Inc.	148,700	9,661,039
Morgan Stanley Dean Witter & Co.	36,900	2,398,869
		33,696,881
HEALTH CARE - 5.5%
Biotechnology - 1.4%
Immunex Corp. (a)	363,600	5,744,880
Medarex, Inc. (a)	28,000	772,800
		6,517,680
Health Care Equipment & Supplies - 0.9%
Becton, Dickinson & Co.	85,600	2,938,648
Datascope Corp.	13,300	532,798
Guidant Corp. (a)	24,400	916,220
		4,387,666
Health Care Providers & Services - 0.2%
Owens & Minor, Inc.	53,700	996,135
Pharmaceuticals - 3.0%
Allergan, Inc.	11,900	1,067,430
Alpharma, Inc. Class A	42,600	1,092,690
Barr Laboratories, Inc. (a)	15,000	1,069,050
Bristol-Myers Squibb Co.	130,000	7,051,200
Elan Corp. PLC sponsored ADR (a)	40,000	2,308,400
King Pharmaceuticals, Inc. (a)	32,200	1,628,676
		14,217,446
TOTAL HEALTH CARE		26,118,927
INDUSTRIALS - 3.5%
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	12,700	684,530
Building Products - 0.1%
Dal-Tile International, Inc. (a)	40,000	640,000
Commercial Services & Supplies - 0.0%
Marlborough International PLC (a)	122,400	48,666
Construction & Engineering - 0.9%
Foster Wheeler Ltd.	341,700	4,298,586
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - 0.5%
Alstom	75,000	$ 2,186,358
Global Power Equipment Group, Inc.	200	6,900
		2,193,258
Industrial Conglomerates - 1.5%
Minnesota Mining & Manufacturing Co.	61,600	7,304,528
Marine - 0.3%
Irish Continental Group PLC	273,668	1,365,906
TOTAL INDUSTRIALS		16,535,474
INFORMATION TECHNOLOGY - 24.1%
Communications Equipment - 8.3%
ADC Telecommunications, Inc. (a)	180,000	1,382,400
Advanced Fibre Communication, Inc. (a)	39,400	729,688
CIENA Corp. (a)	303,700	16,445,355
JDS Uniphase Corp. (a)	110,000	1,838,100
Juniper Networks, Inc. (a)	40,000	1,701,200
Nokia AB sponsored ADR	310,000	9,064,400
Nortel Networks Corp.	140,000	1,866,200
QUALCOMM, Inc. (a)	5,100	309,774
Redback Networks, Inc. (a)	40,000	577,600
Research in Motion Ltd. (a)	25,000	814,211
Scientific-Atlanta, Inc.	25,000	1,312,750
Sonus Networks, Inc.	33,300	857,808
Telefonaktiebolaget LM Ericsson AB sponsored ADR	200,000	1,280,000
Tellium, Inc.	48,700	1,289,576
		39,469,062
Computers & Peripherals - 1.8%
Instinet Group, Inc.	186,000	3,547,020
StorageNetworks, Inc.	264,300	4,532,745
Sun Microsystems, Inc. (a)	30,000	494,100
		8,573,865
Electronic Equipment & Instruments - 1.8%
Arrow Electronics, Inc. (a)	30,000	755,400
Millipore Corp.	9,800	544,390
PerkinElmer, Inc.	86,100	5,943,483
Sanmina Corp. (a)	48,800	1,320,528
		8,563,801
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.2%
Digital Insight Corp. (a)	8,100	$ 129,195
Keynote Systems, Inc. (a)	158,000	1,603,700
Openwave Systems, Inc. (a)	98,500	3,775,505
Vignette Corp. (a)	10,000	81,800
		5,590,200
IT Consulting & Services - 0.6%
Affiliated Computer Services, Inc. Class A (a)	27,300	1,972,425
Computer Sciences Corp. (a)	10,000	419,900
KPMG Consulting, Inc.	36,900	666,045
		3,058,370
Semiconductor Equipment & Products - 3.8%
Advanced Micro Devices, Inc. (a)	156,600	4,423,950
Altera Corp. (a)	25,400	609,600
Applied Micro Circuits Corp. (a)	15,000	271,050
Cypress Semiconductor Corp. (a)	102,600	2,169,990
Electroglas, Inc. (a)	39,800	637,596
FEI Co. (a)	10,000	354,000
Flextronics International Ltd. (a)	50,000	1,261,500
Helix Technology, Inc.	3,500	98,770
Integrated Circuit Systems, Inc.	56,800	933,224
KLA-Tencor Corp. (a)	7,300	376,826
Kulicke & Soffa Industries, Inc. (a)	133,800	1,980,240
LAM Research Corp. (a)	10,000	276,200
LTX Corp. (a)	30,000	727,800
Micron Technology, Inc. (a)	10,000	375,000
Novellus Systems, Inc. (a)	10,000	479,000
Teradyne, Inc. (a)	25,000	996,250
Texas Instruments, Inc.	10,000	341,200
Vitesse Semiconductor Corp. (a)	60,000	1,482,600
Xilinx, Inc. (a)	5,000	206,250
		18,001,046
Software - 6.6%
Amdocs Ltd. (a)	7,100	438,780
BEA Systems, Inc. (a)	490,000	17,581,200
Computer Associates International, Inc.	117,100	3,320,956
Intuit, Inc. (a)	7,900	253,274
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
PeopleSoft, Inc. (a)	88,000	$ 3,550,800
Peregrine Systems, Inc. (a)	210,600	5,831,514
		30,976,524
TOTAL INFORMATION TECHNOLOGY		114,232,868
MATERIALS - 0.5%
Metals & Mining - 0.5%
Peabody Energy Corp.	70,400	2,390,080
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
ITG Group PLC (a)	180,000	807,036
TOTAL COMMON STOCKS (Cost $359,116,931)		405,023,957
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (c)	2,200	8,800
Nonconvertible Preferred Stocks - 0.4%
INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.4%
Procket Networks, Inc. Series C (c)	202,511	1,599,837
TOTAL PREFERRED STOCKS (Cost $2,037,927)		1,608,637
Cash Equivalents - 6.5%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.23% (b) (Cost $30,914,794)	30,914,794	$ 30,914,794
TOTAL INVESTMENT PORTFOLIO - 92.5% (Cost $392,069,652)		437,547,388
NET OTHER ASSETS - 7.5%		35,589,527
NET ASSETS - 100%		$ 473,136,915
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies Series E	9/19/00	$ 37,928
Procket Networks, Inc. Series C	2/9/01	$ 1,999,999
(d) Affiliated company
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $846,532,388 and $847,279,631, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $32,172 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,608,637 or 0.4% of net assets.

Income Tax Information

At May 31, 2001, the aggregate cost of investment securities for income tax purposes was $406,703,153. Net unrealized appreciation aggregated $30,844,235, of which $78,297,037 related to appreciated investment securities and $47,452,802 related to depreciated investment securities.

At November 30, 2000, the fund had a capital loss carryforward of approximately $7,759,000 of which $416,000 and $7,343,000 will expire on November 30, 2007 and 2008, respectively.
The fund intends to elect to defer to its fiscal year ending November 30, 2001 approximately $5,975,000 of losses recognized during the period November 1, 2000 to November 30, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,129,660) (cost $392,069,652) - See accompanying schedule		$ 437,547,388
Cash		142,967
Receivable for investments sold		61,404,899
Receivable for fund shares sold		579,393
Dividends receivable		112,739
Interest receivable		159,185
Other receivables		26,215
Total assets		499,972,786
Liabilities
Payable for investments purchased	$ 10,564,985
Payable for fund shares redeemed	798,788
Accrued management fee	238,121
Distribution fees payable	280,680
Other payables and accrued expenses	143,202
Collateral on securities loaned, at value	14,810,095
Total liabilities		26,835,871
Net Assets		$ 473,136,915
Net Assets consist of:
Paid in capital		$ 585,903,732
Undistributed net investment income		413,573
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(158,656,878)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		45,476,488
Net Assets		$ 473,136,915

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($30,998,056 ÷ 2,149,143 shares)	$14.42
Maximum offering price per share (100/94.25 of $14.42)	$15.30
Class T: Net Asset Value and redemption price per share ($247,363,670 ÷ 17,258,118 shares)	$14.33
Maximum offering price per share (100/96.50 of $14.33)	$14.85
Class B: Net Asset Value and offering price per share ($114,956,276 ÷ 8,110,088 shares) A	$14.17
Class C: Net Asset Value and offering price per share ($77,135,336 ÷ 5,440,741 shares) A	$14.18
Institutional Class: Net Asset Value, offering price and redemption price per share ($2,683,577 ÷ 184,758 shares)	$14.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2001 (Unaudited)
Investment Income Dividends		$ 3,505,909
Interest		677,137
Security lending		107,109
Total income		4,290,155
Expenses
Management fee	$ 1,433,551
Transfer agent fees	775,043
Distribution fees	1,698,074
Accounting and security lending fees	96,834
Non-interested trustees' compensation	890
Custodian fees and expenses	28,660
Audit	12,581
Legal	1,431
Miscellaneous	915
Total expenses before reductions	4,047,979
Expense reductions	(171,397)	3,876,582
Net investment income		413,573
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(127,509,091)
Foreign currency transactions	(4,254)	(127,513,345)
Change in net unrealized appreciation (depreciation) on:
Investment securities	62,721,989
Assets and liabilities in foreign currencies	(656)	62,721,333
Net gain (loss)		(64,792,012)
Net increase (decrease) in net assets resulting from operations		$ (64,378,439)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2001 (Unaudited)	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ 413,573	$ (1,358,454)
Net realized gain (loss)	(127,513,345)	(30,256,987)
Change in net unrealized appreciation (depreciation)	62,721,333	(25,580,033)
Net increase (decrease) in net assets resulting from operations	(64,378,439)	(57,195,474)
Share transactions - net increase (decrease)	56,985,200	474,076,093
Total increase (decrease) in net assets	(7,393,239)	416,880,619
Net Assets
Beginning of period	480,530,154	63,649,535
End of period (including undistributed net investment income of $413,573 and $0, respectively)	$ 473,136,915	$ 480,530,154

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 16.21	$ 13.44	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.00	(.10)
Net realized and unrealized gain (loss)	(1.83)	2.77 H	3.54
Total from investment operations	(1.79)	2.77	3.44
Net asset value, end of period	$ 14.42	$ 16.21	$ 13.44
Total Return B, C	(11.04)%	20.61%	34.40%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 30,998	$ 30,340	$ 4,493
Ratio of expenses to average net assets	1.26% A	1.28%	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.19% A, G	1.24% G	1.70% A, G
Ratio of net investment income (loss) to average net assets	.57% A	.00%	(.94)% A
Portfolio turnover rate	376% A	411%	381% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of operations) to November 30, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 16.13	$ 13.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	(.02)	(.13)
Net realized and unrealized gain (loss)	(1.83)	2.75 H	3.53
Total from investment operations	(1.80)	2.73	3.40
Net asset value, end of period	$ 14.33	$ 16.13	$ 13.40
Total Return B, C	(11.16)%	20.37%	34.00%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 247,364	$ 249,999	$ 31,971
Ratio of expenses to average net assets	1.46% A	1.46%	2.00% A, F
Ratio of expenses to average net assets after expense reductions	1.39% A, G	1.42% G	1.95% A, G
Ratio of net investment income (loss) to average net assets	.37% A	(.18)%	(1.19)% A
Portfolio turnover rate	376% A	411%	381% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of operations) to November 30, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 16.00	$ 13.35	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	(.09)	(.19)
Net realized and unrealized gain (loss)	(1.82)	2.74 H	3.54
Total from investment operations	(1.83)	2.65	3.35
Net asset value, end of period	$ 14.17	$ 16.00	$ 13.35
Total Return B, C	(11.44)%	19.85%	33.50%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 114,956	$ 120,934	$ 17,163
Ratio of expenses to average net assets	2.02% A	2.02%	2.50%A, F
Ratio of expenses to average net assets after expense reductions	1.95% A, G	1.98% G	2.45%A, G
Ratio of net investment income (loss) to average net assets	(.19)% A	(.74)%	(1.69)% A
Portfolio turnover rate	376% A	411%	381% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of operations) to November 30, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 16.00	$ 13.35	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	(.08)	(.19)
Net realized and unrealized gain (loss)	(1.81)	2.73 H	3.54
Total from investment operations	(1.82)	2.65	3.35
Net asset value, end of period	$ 14.18	$ 16.00	$ 13.35
Total Return B, C	(11.38)%	19.85%	33.50%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 77,135	$ 76,639	$ 9,224
Ratio of expenses to average net assets	1.94% A	1.95%	2.50% A, F
Ratio of expenses to average net assets after expense reductions	1.88% A, G	1.91% G	2.45% A, G
Ratio of net investment income (loss) to average net assets	(.12)% A	(.67)%	(1.69)% A
Portfolio turnover rate	376% A	411%	381% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of operations) to November 30, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 16.30	$ 13.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.04	(.08)
Net realized and unrealized gain (loss)	(1.85)	2.79 H	3.55
Total from investment operations	(1.78)	2.83	3.47
Net asset value, end of period	$ 14.52	$ 16.30	$ 13.47
Total Return B, C	(10.92)%	21.01%	34.70%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 2,684	$ 2,619	$ 798
Ratio of expenses to average net assets	.95% A	.96%	1.50% A, F
Ratio of expenses to average net assets after expense reductions	.88% A, G	.92% G	1.45% A, G
Ratio of net investment income (loss) to average net assets	.88% A	.32%	(.69)% A
Portfolio turnover rate	376% A	411%	381% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of operations) to November 30, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Dynamic Capital Appreciation Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's schedule of investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 39,263	$ 92
Class T	650,676	1,732
Class B	606,429	455,276
Class C	401,706	191,795
	$ 1,698,074	$ 648,895

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 124,348	$ 29,866
Class T	265,133	54,059
Class B	162,697	162,697 *
Class C	15,802	15,802 *
	$ 567,980	$ 262,424

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 56,125	.36 *
Class T	390,888	.31 *
Class B	212,930	.36 *
Class C	110,919	.28 *
Institutional Class	4,181	.31 *
	$ 775,043

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Fidelity Cash Central Fund. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income and does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

Certain security trades were directed to brokers who paid $167,765 of the fund's expenses. In addition through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period credits reduced the fund's custody expenses by $3,632.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2001	2000	2001	2000

Class A Shares sold	782,709	1,839,986	$ 12,398,574	$ 34,088,617
Shares redeemed	(504,660)	(303,159)	(7,555,451)	(5,403,570)
Net increase (decrease)	278,049	1,536,827	$ 4,843,123	$ 28,685,047
Class T Shares sold	5,572,993	16,301,074	$ 87,782,043	$ 305,794,009
Shares redeemed	(3,810,919)	(3,191,433)	(56,704,452)	(57,832,151)
Net increase (decrease)	1,762,074	13,109,641	$ 31,077,591	$ 247,961,858
Class B Shares sold	1,674,677	7,153,668	$ 25,902,192	$ 133,399,628
Shares redeemed	(1,124,195)	(879,537)	(16,446,782)	(16,299,437)
Net increase (decrease)	550,482	6,274,131	$ 9,455,410	$ 117,100,191
Class C Shares sold	1,484,166	6,155,913	$ 23,325,208	$ 116,109,411
Shares redeemed	(834,226)	(2,056,032)	(12,175,007)	(37,709,821)
Net increase (decrease)	649,940	4,099,881	$ 11,150,201	$ 78,399,590
Institutional Class Shares sold	272,767	122,570	$ 3,668,055	$ 2,318,867
Shares redeemed	(248,668)	(21,137)	(3,209,180)	(389,460)
Net increase (decrease)	24,099	101,433	$ 458,875	$ 1,929,407

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Celtic PLC	$ -	$ -	$ -	$ 4,761,915

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

J. Fergus Shiel, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

* Independent trustees

Advisory Board

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA(Fidelity Investment logo)(registered trademark)

ARG-SANN-0701 138918
1.721258.102

Fidelity® Advisor

Dynamic Capital Appreciation

Fund - Institutional Class

Semiannual Report

May 31, 2001

(2_fidelity_logos)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Dynamic Capital Appreciation Fund - Inst. Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Dynamic Cap App - Institutional CL	-10.92%	-8.62%	45.20%
S&P 500®	-3.90%	-10.55%	5.55%
Capital Appreciation Funds Average	-5.93%	-13.02%	n/a *

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how Institutional Class performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 334 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Life of fund
Fidelity Adv Dynamic Cap App - Institutional CL	-8.62%	16.62%
S&P 500	-10.55%	2.25%
Capital Appreciation Funds Average	-13.02%	n/a *

Average annual total returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Dynamic Capital Appreciation Fund - Institutional Class on December 28, 1998, when the fund started. As the chart shows, by May 31, 2001 the value of the investment would have grown to $14,520 - a 45.20% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $10,555 - a 5.55% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

* The Lipper multi-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month, and one year cumulative total returns for the multi-cap growth funds average were, -12.32% and -22.84%, respectively; and the one year average annual total return was, -22.84%. The six month, and one year cumulative total returns for the multi-cap supergroup average were, -0.79% and -4.47%, respectively; the one year average annual total return was, -4.47%.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Concerns about a prolonged period of weakness in the U.S. economy cast a pall over most major equity markets during the six-month period that ended May 31, 2001. The effects of 2000's interest-rate hikes, combined with soaring energy costs, slowing productivity and rising labor costs, applied persistent downward pressure on corporate profits, threatening the viability of economic expansion. The earnings squeeze was particularly severe in the technology sector, which suffered from a sharp falloff in capital spending - the source of economic growth in recent years - induced by excess capacity and a scarcity of available funding. The tech-laden NASDAQ Composite® Index finished the period securely in the red, down 18.65%. The sector also had a heavy influence on the direction of the Standard & Poor's 500SM Index, which fell 3.90%. The Federal Reserve Board responded rapidly to the economic slowdown by aggressively unwinding its previous tightening cycle with a total of five half-point interest-rate cuts during the first five months of 2001. However, despite snapbacks in January and April, these actions weren't enough to spur sustained buying by tech-weary investors, who preferred to wait for earnings to respond first. Much of the buying remained focused on value stocks and more defensive holdings in less volatile areas of the market. The tried and true blue chips of the Dow Jones Industrial AverageSM received considerable attention, rising 5.61%. Most stocks finished the period on an up note, as many market participants expected a federal tax-cut stimulus to improve earnings expectations.

(Portfolio Manager photograph)
An interview with Fergus Shiel, Portfolio Manager of Fidelity Advisor Dynamic Capital Appreciation Fund

Q. How did the fund perform, Fergus?

A. For the six-month period that ended May 31, 2001, the fund's Institutional Class shares returned -10.92%. In comparison, the Standard & Poor's 500 index returned -3.90% and the capital appreciation funds average tracked by Lipper Inc. returned -5.93% for the same period. For the 12-month period that ended May 31, 2001, the fund's Institutional Class shares returned -8.62%, while the S&P 500 Index returned -10.55% and the Lipper peer group returned -13.02% during the same time frame.
Q. What factors caused the fund to underperform both its index and peer group during the six-month period?

A. During the past six months, continued weakness in high-growth stocks, particularly in the information technology (IT) and biotechnology sectors that I emphasized, caused the bulk of the fund's poor performance relative to its benchmarks. Our collective holdings in both the software and the hardware and equipment industries hurt the fund's relative return the most. In the software area, our overweighted position in Veritas Software, which fell 33%, coupled with my decision to not own Microsoft, which rose nearly 21%, proved detrimental to both absolute and relative performance. Similarly, maintaining large positions in networking stocks, such as Juniper and Redback Networks, both of which fell more than 60% during the period, also held back our returns. Elsewhere, the equity market's penchant for stocks with strong current earnings growth hurt our overweighting in drug discovery stocks. Specifically, investors weren't willing to reward the future growth prospects of Immunex and Medimmune, which the fund also owned. Incidentally, I sold off our holdings in Veritas and Medimmune.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Did you employ any new strategies since you addressed shareholders six months ago?

A. Not really. My overall strategy has been largely the same. I've maintained the fund's overweighting in the consumer staples sector, which has been a very beneficial decision. I believed stocks such as RJ Reynolds and Philip Morris remained the best risk-versus-return stocks in the market as a result of their low price-to-earnings ratios, enormous cash flows and huge dividends. Largely due to these two stocks, our holdings in this sector collectively outperformed those held by the S&P 500 index by nearly 40 percentage points. However, my decision to keep the fund overweighted in IT stocks more than offset our strong gains in the food, beverage and tobacco industries.

Q. Can you explain why you continued to remain fond of tech stocks?

A. Despite the weakness in this sector, I believed that technology still offered the best potential for long-term unit growth in the market, relative to other areas. That said, I did reduce some of the fund's tech exposure - such as networking and semiconductor stocks - during short-term rallies, but decided to hold on to what I believed were the best names in certain cutting-edge industries. Specifically, the fund maintained positions in BEA Systems (software) and Ciena (communications equipment). I held these stocks because history has shown that when technology comes back in favor, industry leaders have shown the ability to drastically outperform their peers. For example, in April, when investors grew optimistic that the Federal Reserve Board's interest-rate cuts would spark the economy, the fund's tech stocks soared and helped the fund's shares return about 15% during the month, well ahead of its index and peer group. However, when tech stocks were punished earlier in March, the reverse occurred, and our holdings suffered more than most stocks in the sector, hampering the fund's relative return.

Q. What specific stocks performed well? What stocks disappointed?

A. Philip Morris and RJ Reynolds were the top two contributors, appreciating roughly 38% and 56%, respectively. Elsewhere, shares of PeopleSoft, a provider of e-business applications and consulting services, jumped more than 22% on strong first-quarter earnings results that beat the market's expectations. On the down side, computer storage network switch maker Brocade Communications experienced weaker-than-expected quarterly earnings results and I sold off our holdings in the company. Immunex, another detractor, was hurt by slower-than-expected sales growth due to manufacturing capacity constraints. Juniper Networks, Redback Networks and Ciena all were hurt by a slowdown in corporate IT spending.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook?

A. I'm generally positive but I believe the factors leading to market success are changing. For some time now, it's been very important for funds to be overweighted in the right sector to perform well. I think some of that emphasis on sector importance has been eradicated from the market, and I now believe finding the right stocks with good valuations across many sectors will drive fund performance going forward.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to provide capital appreciation

Start date: December 28, 1998

Size: as of May 31, 2001, more than $473 million

Manager: J. Fergus Shiel, since inception; joined Fidelity in 1989

Fergus Shiel on technology stocks:

"Toward the end of the first quarter of 2001 and early in the second quarter, there was enormous uncertainty about the growth prospects in technology. In discussions with many companies at this time, the majority gave me no assurance as to how much further fundamental weakness - such as a decline in sales - they would sustain.

"This type of confusion was a major disruption to stock performance. When you're trying to value companies, there's nothing worse than uncertainty. During this period, I believe the tech sector reached a point of maximum uncertainty, and the lows in many of these stocks were reached at this time. Later, as first-quarter corporate earnings results trickled in, the market took some comfort in the quantification of business conditions, or the visibility of real numbers reflecting actual performance across the sector. Despite mostly bad news, investors at least had some operating results to factor into valuations, and the market adjusted.

"I tried to be opportunistic during this time, buying stocks that I felt were oversold and taking some profits in stocks that moved rapidly higher as part of a valuation adjustment. Just a little certainty as to the downside limits of corporate profits brought to light many stocks that had been oversold. I believe this sector will experience more volatility before we can determine which companies are going to emerge as the next-stage, long-term leaders. Despite reduced expectations for tech stocks, I believe they'll continue to offer the best growth opportunities in the economy."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
RJ Reynolds Tobacco Holdings, Inc.	13.7	9.0
Philip Morris Companies, Inc.	9.5	5.2
EchoStar Communications Corp. Class A	4.7	3.3
BEA Systems, Inc.	3.7	2.4
CIENA Corp.	3.5	3.8
Merrill Lynch & Co., Inc.	2.0	0.8
Lehman Brothers Holdings, Inc.	2.0	0.5
Nokia AB sponsored ADR	1.9	3.9
Dollar General Corp.	1.8	0.0
Charles Schwab Corp.	1.6	2.1
	44.4
Top Five Market Sectors as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	26.9	19.9
Information Technology	24.5	31.5
Consumer Discretionary	14.7	8.5
Financials	7.1	10.1
Health Care	5.5	17.6
Asset Allocation (% of fund's net assets)
As of May 31, 2001 *		As of November 30, 2000 **
	Stocks 86.0%		Stocks 98.3%
	Short-Term Investments and Net Other Assets 14.0%		Short-Term Investments and Net Other Assets 1.7%
* Foreign investments	7.0%	** Foreign investments	8.5%

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 85.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 14.7%
Auto Components - 0.4%
TRW, Inc.	40,000	$ 1,734,400
Automobiles - 0.0%
Winnebago Industries, Inc.	1,400	26,656
Hotels Restaurants & Leisure - 1.2%
Celtic PLC (a)(d)	2,798,690	4,761,915
Jurys Doyle Hotel Group PLC (United Kingdom)	84,800	661,309
Mandalay Resort Group (a)	13,200	333,828
		5,757,052
Household Durables - 0.3%
Black & Decker Corp.	30,000	1,189,500
Leisure Equipment & Products - 1.6%
Hasbro, Inc.	181,900	2,728,500
Mattel, Inc.	272,200	4,845,160
		7,573,660
Media - 5.1%
EchoStar Communications Corp. Class A (a)	730,000	22,330,700
Gemstar-TV Guide International, Inc. (a)	46,700	1,698,479
		24,029,179
Multiline Retail - 2.0%
Arnotts PLC	34,000	198,460
Dollar General Corp.	448,800	8,415,000
JCPenney Co., Inc.	7,100	148,461
Kmart Corp. (a)	82,000	924,960
		9,686,881
Specialty Retail - 3.9%
AnnTaylor Stores Corp. (a)	85,100	2,903,612
Bed Bath & Beyond, Inc. (a)	58,900	1,741,673
Best Buy Co., Inc. (a)	109,300	5,809,295
Lowe's Companies, Inc.	5,000	347,650
Office Depot, Inc. (a)	166,100	1,518,154
Pier 1 Imports, Inc.	218,600	2,568,550
Staples, Inc. (a)	259,700	3,765,650
		18,654,584
Textiles & Apparel - 0.2%
Coach, Inc.	20,300	711,515
TOTAL CONSUMER DISCRETIONARY		69,363,427
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - 26.9%
Food & Drug Retailing - 0.6%
Longs Drug Stores Corp.	50,000	$ 1,200,000
Rite Aid Corp. (a)	24,200	202,554
Walgreen Co.	35,000	1,406,650
		2,809,204
Food Products - 0.1%
IAWS Group PLC (Ireland)	85,500	536,679
Household Products - 0.4%
Colgate-Palmolive Co.	30,000	1,699,200
Procter & Gamble Co.	6,000	385,440
		2,084,640
Personal Products - 0.7%
Gillette Co.	65,400	1,892,022
Perrigo Co. (a)	83,200	1,158,976
		3,050,998
Tobacco - 25.1%
DIMON, Inc.	156,200	1,741,630
Philip Morris Companies, Inc.	870,000	44,726,700
RJ Reynolds Tobacco Holdings, Inc.	1,090,000	64,833,198
Standard Commercial Corp.	7,600	136,040
UST, Inc.	243,800	7,109,208
		118,546,776
TOTAL CONSUMER STAPLES		127,028,297
ENERGY - 3.1%
Energy Equipment & Services - 3.1%
Baker Hughes, Inc.	55,000	2,167,000
Cooper Cameron Corp. (a)	30,000	2,078,400
Global Industries Ltd. (a)	57,400	922,992
Global Marine, Inc. (a)	130,000	3,334,500
Halliburton Co.	48,200	2,252,868
Transocean Sedco Forex, Inc.	39,600	2,116,620
Weatherford International, Inc. (a)	35,100	1,978,587
		14,850,967
FINANCIALS - 7.1%
Diversified Financials - 7.1%
Bear Stearns Companies, Inc.	55,200	3,000,120
Charles Schwab Corp.	391,400	7,358,320
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
E*TRADE Group, Inc. (a)	259,700	$ 1,947,750
Lehman Brothers Holdings, Inc.	130,300	9,330,783
Merrill Lynch & Co., Inc.	148,700	9,661,039
Morgan Stanley Dean Witter & Co.	36,900	2,398,869
		33,696,881
HEALTH CARE - 5.5%
Biotechnology - 1.4%
Immunex Corp. (a)	363,600	5,744,880
Medarex, Inc. (a)	28,000	772,800
		6,517,680
Health Care Equipment & Supplies - 0.9%
Becton, Dickinson & Co.	85,600	2,938,648
Datascope Corp.	13,300	532,798
Guidant Corp. (a)	24,400	916,220
		4,387,666
Health Care Providers & Services - 0.2%
Owens & Minor, Inc.	53,700	996,135
Pharmaceuticals - 3.0%
Allergan, Inc.	11,900	1,067,430
Alpharma, Inc. Class A	42,600	1,092,690
Barr Laboratories, Inc. (a)	15,000	1,069,050
Bristol-Myers Squibb Co.	130,000	7,051,200
Elan Corp. PLC sponsored ADR (a)	40,000	2,308,400
King Pharmaceuticals, Inc. (a)	32,200	1,628,676
		14,217,446
TOTAL HEALTH CARE		26,118,927
INDUSTRIALS - 3.5%
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	12,700	684,530
Building Products - 0.1%
Dal-Tile International, Inc. (a)	40,000	640,000
Commercial Services & Supplies - 0.0%
Marlborough International PLC (a)	122,400	48,666
Construction & Engineering - 0.9%
Foster Wheeler Ltd.	341,700	4,298,586
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - 0.5%
Alstom	75,000	$ 2,186,358
Global Power Equipment Group, Inc.	200	6,900
		2,193,258
Industrial Conglomerates - 1.5%
Minnesota Mining & Manufacturing Co.	61,600	7,304,528
Marine - 0.3%
Irish Continental Group PLC	273,668	1,365,906
TOTAL INDUSTRIALS		16,535,474
INFORMATION TECHNOLOGY - 24.1%
Communications Equipment - 8.3%
ADC Telecommunications, Inc. (a)	180,000	1,382,400
Advanced Fibre Communication, Inc. (a)	39,400	729,688
CIENA Corp. (a)	303,700	16,445,355
JDS Uniphase Corp. (a)	110,000	1,838,100
Juniper Networks, Inc. (a)	40,000	1,701,200
Nokia AB sponsored ADR	310,000	9,064,400
Nortel Networks Corp.	140,000	1,866,200
QUALCOMM, Inc. (a)	5,100	309,774
Redback Networks, Inc. (a)	40,000	577,600
Research in Motion Ltd. (a)	25,000	814,211
Scientific-Atlanta, Inc.	25,000	1,312,750
Sonus Networks, Inc.	33,300	857,808
Telefonaktiebolaget LM Ericsson AB sponsored ADR	200,000	1,280,000
Tellium, Inc.	48,700	1,289,576
		39,469,062
Computers & Peripherals - 1.8%
Instinet Group, Inc.	186,000	3,547,020
StorageNetworks, Inc.	264,300	4,532,745
Sun Microsystems, Inc. (a)	30,000	494,100
		8,573,865
Electronic Equipment & Instruments - 1.8%
Arrow Electronics, Inc. (a)	30,000	755,400
Millipore Corp.	9,800	544,390
PerkinElmer, Inc.	86,100	5,943,483
Sanmina Corp. (a)	48,800	1,320,528
		8,563,801
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.2%
Digital Insight Corp. (a)	8,100	$ 129,195
Keynote Systems, Inc. (a)	158,000	1,603,700
Openwave Systems, Inc. (a)	98,500	3,775,505
Vignette Corp. (a)	10,000	81,800
		5,590,200
IT Consulting & Services - 0.6%
Affiliated Computer Services, Inc. Class A (a)	27,300	1,972,425
Computer Sciences Corp. (a)	10,000	419,900
KPMG Consulting, Inc.	36,900	666,045
		3,058,370
Semiconductor Equipment & Products - 3.8%
Advanced Micro Devices, Inc. (a)	156,600	4,423,950
Altera Corp. (a)	25,400	609,600
Applied Micro Circuits Corp. (a)	15,000	271,050
Cypress Semiconductor Corp. (a)	102,600	2,169,990
Electroglas, Inc. (a)	39,800	637,596
FEI Co. (a)	10,000	354,000
Flextronics International Ltd. (a)	50,000	1,261,500
Helix Technology, Inc.	3,500	98,770
Integrated Circuit Systems, Inc.	56,800	933,224
KLA-Tencor Corp. (a)	7,300	376,826
Kulicke & Soffa Industries, Inc. (a)	133,800	1,980,240
LAM Research Corp. (a)	10,000	276,200
LTX Corp. (a)	30,000	727,800
Micron Technology, Inc. (a)	10,000	375,000
Novellus Systems, Inc. (a)	10,000	479,000
Teradyne, Inc. (a)	25,000	996,250
Texas Instruments, Inc.	10,000	341,200
Vitesse Semiconductor Corp. (a)	60,000	1,482,600
Xilinx, Inc. (a)	5,000	206,250
		18,001,046
Software - 6.6%
Amdocs Ltd. (a)	7,100	438,780
BEA Systems, Inc. (a)	490,000	17,581,200
Computer Associates International, Inc.	117,100	3,320,956
Intuit, Inc. (a)	7,900	253,274
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
PeopleSoft, Inc. (a)	88,000	$ 3,550,800
Peregrine Systems, Inc. (a)	210,600	5,831,514
		30,976,524
TOTAL INFORMATION TECHNOLOGY		114,232,868
MATERIALS - 0.5%
Metals & Mining - 0.5%
Peabody Energy Corp.	70,400	2,390,080
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
ITG Group PLC (a)	180,000	807,036
TOTAL COMMON STOCKS (Cost $359,116,931)		405,023,957
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (c)	2,200	8,800
Nonconvertible Preferred Stocks - 0.4%
INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.4%
Procket Networks, Inc. Series C (c)	202,511	1,599,837
TOTAL PREFERRED STOCKS (Cost $2,037,927)		1,608,637
Cash Equivalents - 6.5%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.23% (b) (Cost $30,914,794)	30,914,794	$ 30,914,794
TOTAL INVESTMENT PORTFOLIO - 92.5% (Cost $392,069,652)		437,547,388
NET OTHER ASSETS - 7.5%		35,589,527
NET ASSETS - 100%		$ 473,136,915
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies Series E	9/19/00	$ 37,928
Procket Networks, Inc. Series C	2/9/01	$ 1,999,999
(d) Affiliated company
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $846,532,388 and $847,279,631, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $32,172 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,608,637 or 0.4% of net assets.

Income Tax Information

At May 31, 2001, the aggregate cost of investment securities for income tax purposes was $406,703,153. Net unrealized appreciation aggregated $30,844,235, of which $78,297,037 related to appreciated investment securities and $47,452,802 related to depreciated investment securities.

At November 30, 2000, the fund had a capital loss carryforward of approximately $7,759,000 of which $416,000 and $7,343,000 will expire on November 30, 2007 and 2008, respectively.
The fund intends to elect to defer to its fiscal year ending November 30, 2001 approximately $5,975,000 of losses recognized during the period November 1, 2000 to November 30, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,129,660) (cost $392,069,652) - See accompanying schedule		$ 437,547,388
Cash		142,967
Receivable for investments sold		61,404,899
Receivable for fund shares sold		579,393
Dividends receivable		112,739
Interest receivable		159,185
Other receivables		26,215
Total assets		499,972,786
Liabilities
Payable for investments purchased	$ 10,564,985
Payable for fund shares redeemed	798,788
Accrued management fee	238,121
Distribution fees payable	280,680
Other payables and accrued expenses	143,202
Collateral on securities loaned, at value	14,810,095
Total liabilities		26,835,871
Net Assets		$ 473,136,915
Net Assets consist of:
Paid in capital		$ 585,903,732
Undistributed net investment income		413,573
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(158,656,878)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		45,476,488
Net Assets		$ 473,136,915

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($30,998,056 ÷ 2,149,143 shares)	$14.42
Maximum offering price per share (100/94.25 of $14.42)	$15.30
Class T: Net Asset Value and redemption price per share ($247,363,670 ÷ 17,258,118 shares)	$14.33
Maximum offering price per share (100/96.50 of $14.33)	$14.85
Class B: Net Asset Value and offering price per share ($114,956,276 ÷ 8,110,088 shares) A	$14.17
Class C: Net Asset Value and offering price per share ($77,135,336 ÷ 5,440,741 shares) A	$14.18
Institutional Class: Net Asset Value, offering price and redemption price per share ($2,683,577 ÷ 184,758 shares)	$14.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2001 (Unaudited)
Investment Income Dividends		$ 3,505,909
Interest		677,137
Security lending		107,109
Total income		4,290,155
Expenses
Management fee	$ 1,433,551
Transfer agent fees	775,043
Distribution fees	1,698,074
Accounting and security lending fees	96,834
Non-interested trustees' compensation	890
Custodian fees and expenses	28,660
Audit	12,581
Legal	1,431
Miscellaneous	915
Total expenses before reductions	4,047,979
Expense reductions	(171,397)	3,876,582
Net investment income		413,573
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(127,509,091)
Foreign currency transactions	(4,254)	(127,513,345)
Change in net unrealized appreciation (depreciation) on:
Investment securities	62,721,989
Assets and liabilities in foreign currencies	(656)	62,721,333
Net gain (loss)		(64,792,012)
Net increase (decrease) in net assets resulting from operations		$ (64,378,439)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2001 (Unaudited)	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ 413,573	$ (1,358,454)
Net realized gain (loss)	(127,513,345)	(30,256,987)
Change in net unrealized appreciation (depreciation)	62,721,333	(25,580,033)
Net increase (decrease) in net assets resulting from operations	(64,378,439)	(57,195,474)
Share transactions - net increase (decrease)	56,985,200	474,076,093
Total increase (decrease) in net assets	(7,393,239)	416,880,619
Net Assets
Beginning of period	480,530,154	63,649,535
End of period (including undistributed net investment income of $413,573 and $0, respectively)	$ 473,136,915	$ 480,530,154

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 16.21	$ 13.44	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.00	(.10)
Net realized and unrealized gain (loss)	(1.83)	2.77 H	3.54
Total from investment operations	(1.79)	2.77	3.44
Net asset value, end of period	$ 14.42	$ 16.21	$ 13.44
Total Return B, C	(11.04)%	20.61%	34.40%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 30,998	$ 30,340	$ 4,493
Ratio of expenses to average net assets	1.26% A	1.28%	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.19% A, G	1.24% G	1.70% A, G
Ratio of net investment income (loss) to average net assets	.57% A	.00%	(.94)% A
Portfolio turnover rate	376% A	411%	381% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of operations) to November 30, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 16.13	$ 13.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	(.02)	(.13)
Net realized and unrealized gain (loss)	(1.83)	2.75 H	3.53
Total from investment operations	(1.80)	2.73	3.40
Net asset value, end of period	$ 14.33	$ 16.13	$ 13.40
Total Return B, C	(11.16)%	20.37%	34.00%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 247,364	$ 249,999	$ 31,971
Ratio of expenses to average net assets	1.46% A	1.46%	2.00% A, F
Ratio of expenses to average net assets after expense reductions	1.39% A, G	1.42% G	1.95% A, G
Ratio of net investment income (loss) to average net assets	.37% A	(.18)%	(1.19)% A
Portfolio turnover rate	376% A	411%	381% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of operations) to November 30, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 16.00	$ 13.35	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	(.09)	(.19)
Net realized and unrealized gain (loss)	(1.82)	2.74 H	3.54
Total from investment operations	(1.83)	2.65	3.35
Net asset value, end of period	$ 14.17	$ 16.00	$ 13.35
Total Return B, C	(11.44)%	19.85%	33.50%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 114,956	$ 120,934	$ 17,163
Ratio of expenses to average net assets	2.02% A	2.02%	2.50%A, F
Ratio of expenses to average net assets after expense reductions	1.95% A, G	1.98% G	2.45%A, G
Ratio of net investment income (loss) to average net assets	(.19)% A	(.74)%	(1.69)% A
Portfolio turnover rate	376% A	411%	381% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of operations) to November 30, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 16.00	$ 13.35	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	(.08)	(.19)
Net realized and unrealized gain (loss)	(1.81)	2.73 H	3.54
Total from investment operations	(1.82)	2.65	3.35
Net asset value, end of period	$ 14.18	$ 16.00	$ 13.35
Total Return B, C	(11.38)%	19.85%	33.50%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 77,135	$ 76,639	$ 9,224
Ratio of expenses to average net assets	1.94% A	1.95%	2.50% A, F
Ratio of expenses to average net assets after expense reductions	1.88% A, G	1.91% G	2.45% A, G
Ratio of net investment income (loss) to average net assets	(.12)% A	(.67)%	(1.69)% A
Portfolio turnover rate	376% A	411%	381% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of operations) to November 30, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 16.30	$ 13.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.04	(.08)
Net realized and unrealized gain (loss)	(1.85)	2.79 H	3.55
Total from investment operations	(1.78)	2.83	3.47
Net asset value, end of period	$ 14.52	$ 16.30	$ 13.47
Total Return B, C	(10.92)%	21.01%	34.70%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 2,684	$ 2,619	$ 798
Ratio of expenses to average net assets	.95% A	.96%	1.50% A, F
Ratio of expenses to average net assets after expense reductions	.88% A, G	.92% G	1.45% A, G
Ratio of net investment income (loss) to average net assets	.88% A	.32%	(.69)% A
Portfolio turnover rate	376% A	411%	381% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of operations) to November 30, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended May 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Dynamic Capital Appreciation Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

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Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's schedule of investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect

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Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 39,263	$ 92
Class T	650,676	1,732
Class B	606,429	455,276
Class C	401,706	191,795
	$ 1,698,074	$ 648,895

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T

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Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 124,348	$ 29,866
Class T	265,133	54,059
Class B	162,697	162,697 *
Class C	15,802	15,802 *
	$ 567,980	$ 262,424

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 56,125	.36 *
Class T	390,888	.31 *
Class B	212,930	.36 *
Class C	110,919	.28 *
Institutional Class	4,181	.31 *
	$ 775,043

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Fidelity Cash Central Fund. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income and does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

Certain security trades were directed to brokers who paid $167,765 of the fund's expenses. In addition through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period credits reduced the fund's custody expenses by $3,632.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2001	2000	2001	2000

Class A Shares sold	782,709	1,839,986	$ 12,398,574	$ 34,088,617
Shares redeemed	(504,660)	(303,159)	(7,555,451)	(5,403,570)
Net increase (decrease)	278,049	1,536,827	$ 4,843,123	$ 28,685,047
Class T Shares sold	5,572,993	16,301,074	$ 87,782,043	$ 305,794,009
Shares redeemed	(3,810,919)	(3,191,433)	(56,704,452)	(57,832,151)
Net increase (decrease)	1,762,074	13,109,641	$ 31,077,591	$ 247,961,858
Class B Shares sold	1,674,677	7,153,668	$ 25,902,192	$ 133,399,628
Shares redeemed	(1,124,195)	(879,537)	(16,446,782)	(16,299,437)
Net increase (decrease)	550,482	6,274,131	$ 9,455,410	$ 117,100,191
Class C Shares sold	1,484,166	6,155,913	$ 23,325,208	$ 116,109,411
Shares redeemed	(834,226)	(2,056,032)	(12,175,007)	(37,709,821)
Net increase (decrease)	649,940	4,099,881	$ 11,150,201	$ 78,399,590
Institutional Class Shares sold	272,767	122,570	$ 3,668,055	$ 2,318,867
Shares redeemed	(248,668)	(21,137)	(3,209,180)	(389,460)
Net increase (decrease)	24,099	101,433	$ 458,875	$ 1,929,407

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Celtic PLC	$ -	$ -	$ -	$ 4,761,915

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

J. Fergus Shiel, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

* Independent trustees

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

ARGI-SANN-0701 138919
1.721260.103

(Fidelity Logo) (Registered Trademark)

Fidelity® Advisor

Equity Growth

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market value.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Equity Growth Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after September 3, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and September 3, 1996 are those of Class T and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Returns prior to September 10, 1992 are those of Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the past five years and past 10 years total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Adv Equity Growth - CL A	-7.71%	-15.50%	100.26%	344.89%
Fidelity Adv Equity Growth - CL A (incl. 5.75% sales charge)	-13.02%	-20.36%	88.74%	319.31%
Russell 3000 ® Growth Index	-13.81%	-28.80%	72.64%	240.55%
Growth Funds Average	-6.37%	-13.14%	80.25%	256.31%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Russell 3000® Growth Index - a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled corporations. To measure how Class A's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months, one year average represents a peer group of 1,797 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Equity Growth - CL A	-15.50%	14.90%	16.10%
Fidelity Adv Equity Growth - CL A (incl. 5.75% sales charge)	-20.36%	13.55%	15.41%
Russell 3000 Growth Index	-28.80%	11.54%	13.04%
Growth Funds Average	-13.14%	12.04%	13.14%

Average annual total returns take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Growth Fund - Class A on May 31, 1991, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 2001, the value of the investment would have grown to $41,931 - a 319.31% increase on the initial investment. For comparison, look at how the Russell 3000 Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $34,055 - a 240.55% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper large-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month, one year, five year and 10 year cumulative total returns for the large-cap growth funds average were, -13.52%, -23.35%, 78.80% and 249.09%, respectively; and the one year, five year and 10 year average annual total returns were, -23.35%, 11.95% and 13.04%, respectively. The six month, one year, five year and 10 year cumulative total returns for the Lipper large-cap supergroup average were, -7.29%, -14.10%, 80.68% and 247.13%, respectively; and the one year, five year and 10 year average annual total returns were, -14.10%, 12.28% and 13.02%, respectively.

Semiannual Report

Fidelity Advisor Equity Growth Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class T shares took place on September 10, 1992. Class T shares bear a 0.50% 12b-1 fee (0.65% prior to January 1, 1996) that is reflected in returns after September 10, 1992. Returns prior to that date are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the past five years and past 10 years total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Equity Growth - CL T	-7.79%	-15.66%	99.19%	342.53%
Fidelity Adv Equity Growth - CL T (incl. 3.50% sales charge)	-11.01%	-18.61%	92.22%	327.04%
Russell 3000 Growth Index	-13.81%	-28.80%	72.64%	240.55%
Growth Funds Average	-6.37%	-13.14%	80.25%	256.31%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Russell 3000 Growth Index - a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled corporations. To measure how Class T's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,797 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 7 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Equity Growth - CL T	-15.66%	14.78%	16.04%
Fidelity Adv Equity Growth - CL T (incl. 3.50% sales charge)	-18.61%	13.96%	15.62%
Russell 3000 Growth Index	-28.80%	11.54%	13.04%
Growth Funds Average	-13.14%	12.04%	13.14%

Average annual total returns take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Growth Fund - Class T on May 31, 1991, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 2001, the value of the investment would have grown to $42,704 - a 327.04% increase on the initial investment. For comparison, look at how the Russell 3000 Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $34,055 - a 240.55% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper large-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month, one year, five year and 10 year cumulative total returns for the large-cap growth funds average were, -13.52%, -23.35%, 78.80% and 249.09%, respectively; and the one year, five year and 10 year average annual total returns were, -23.35%, 11.95% and 13.04%, respectively. The six month, one year, five year and 10 year cumulative total returns for the Lipper large-cap supergroup average were, -7.29%, -14.10%, 80.68% and 247.13%, respectively; and the one year, five year and 10 year average annual total returns were, -14.10%, 12.28% and 13.02%, respectively.

Semiannual Report

Fidelity Advisor Equity Growth Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on December 31, 1996. Class B shares bear a 1.00% 12b-1 fee that is reflected in returns after December 31, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and December 31, 1996 are those of Class T and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Returns prior to September 10, 1992 are those of Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to December 31, 1996 would have been lower. Class B's contingent deferred sales charge included in the past six months, past one year, past five years, and past 10 years total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five years and past 10 years total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Equity Growth - CL B	-8.06%	-16.14%	94.08%	331.18%
Fidelity Adv Equity Growth - CL B (incl. contingent deferred sales charge)	-12.40%	-20.10%	92.08%	331.18%
Russell 3000 Growth Index	-13.81%	-28.80%	72.64%	240.55%
Growth Funds Average	-6.37%	-13.14%	80.25%	256.31%

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Russell 3000 Growth Index - a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled corporations. To measure how Class B's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,797 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 9 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Equity Growth - CL B	-16.14%	14.18%	15.74%
Fidelity Adv Equity Growth - CL B (incl. contingent deferred sales charge)	-20.10%	13.95%	15.74%
Russell 3000 Growth Index	-28.80%	11.54%	13.04%
Growth Funds Average	-13.14%	12.04%	13.14%

Average annual total returns take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Growth Fund - Class B on May 31, 1991. As the chart shows, by May 31, 2001, the value of the investment would have grown to $43,118 - a 331.18% increase on the initial investment. For comparison, look at how the Russell 3000 Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $34,055 - a 240.55% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper large-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month, one year, five year and 10 year cumulative total returns for the large-cap growth funds average were, -13.52%, -23.35%, 78.80% and 249.09%, respectively; and the one year, five year and 10 year average annual total returns were, -23.35%, 11.95% and 13.04%, respectively. The six month, one year, five year and 10 year cumulative total returns for the Lipper large-cap supergroup average were, -7.29%, -14.10%, 80.68% and 247.13%, respectively; and the one year, five year and 10 year average annual total returns were, -14.10%, 12.28% and 13.02%, respectively.

Semiannual Report

Fidelity Advisor Equity Growth Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns between December 31, 1996 (the date Class B shares were first offered) and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns between September 10, 1992 (the date Class T shares were first offered) and December 31, 1996 are those of Class T shares, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Returns prior to September 10, 1992 are those of Institutional Class, the original class of the fund which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to December 31, 1996 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year, past five years, and past 10 years total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five years and past 10 years total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Equity Growth - CL C	-8.05%	-16.12%	94.25%	331.54%
Fidelity Adv Equity Growth - CL C (incl. contingent deferred sales charge)	-8.92%	-16.91%	94.25%	331.54%
Russell 3000 Growth Index	-13.81%	-28.80%	72.64%	240.55%
Growth Funds Average	-6.37%	-13.14%	80.25%	256.31%

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Russell 3000 Growth Index - a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled corporations. To measure how Class C's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,797 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 11 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Equity Growth - CL C	-16.12%	14.20%	15.75%
Fidelity Adv Equity Growth - CL C (incl. contingent deferred sales charge)	-16.91%	14.20%	15.75%
Russell 3000 Growth Index	-28.80%	11.54%	13.04%
Growth Funds Average	-13.14%	12.04%	13.14%

Average annual total returns take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Growth - Class C on May 31, 1991. As the chart shows, by May 31, 2001, the value of the investment would have grown to $43,154 - a 331.54% increase on the initial investment. For comparison, look at how the Russell 3000 Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $34,055 - a 240.55% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper large-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month, one year, five year and 10 year cumulative total returns for the large-cap growth funds average were, -13.52%, -23.35%, 78.80% and 249.09%, respectively; and the one year, five year and 10 year average annual total returns were, -23.35%, 11.95% and 13.04%, respectively. The six month, one year, five year and 10 year cumulative total returns for the Lipper large-cap supergroup average were, -7.29%, -14.10%, 80.68% and 247.13%, respectively; and the one year, five year and 10 year average annual total returns were, -14.10%, 12.28% and 13.02%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Concerns about a prolonged period of weakness in the U.S. economy cast a pall over most major equity markets during the six-month period that ended May 31, 2001. The effects of 2000's interest-rate hikes, combined with soaring energy costs, slowing productivity and rising labor costs, applied persistent downward pressure on corporate profits, threatening the viability of economic expansion. The earnings squeeze was particularly severe in the technology sector, which suffered from a sharp falloff in capital spending - the source of economic growth in recent years - induced by excess capacity and a scarcity of available funding. The tech-laden NASDAQ Composite® Index finished the period securely in the red, down 18.65%. The sector also had a heavy influence on the direction of the Standard & Poor's 500SM Index, which fell 3.90%. The Federal Reserve Board responded rapidly to the economic slowdown by aggressively unwinding its previous tightening cycle with a total of five half-point interest-rate cuts during the first five months of 2001. However, despite snapbacks in January and April, these actions weren't enough to spur sustained buying by tech-weary investors, who preferred to wait for earnings to respond first. Much of the buying remained focused on value stocks and more defensive holdings in less volatile areas of the market. The tried and true blue chips of the Dow Jones Industrial AverageSM received considerable attention, rising 5.61%. Most stocks finished the period on an up note, as many market participants expected a federal tax-cut stimulus to improve earnings expectations.

(Portfolio Manager photograph)
An interview with Jennifer Uhrig, Portfolio Manager of Fidelity Advisor Equity Growth Fund

Q. How did the fund perform, Jennifer?

A. For the six months that ended May 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned -7.71%, -7.79%, -8.06% and -8.04%, respectively. The Russell 3000 Growth ® Index returned -13.81% during the same period, while the large cap growth funds average returned -6.37% according to Lipper Inc. For the 12 months that ended May 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned -15.50%, -15.66%, -16.14%, and -16.11%, respectively. The index and Lipper peer group returned -28.80% and -13.14%, respectively.

Q. Why did the fund outperform its index during the six-month period, but trail its peer group?

A. The past six months was an unusually tough environment for growth stocks, as many of the excesses from the Internet bubble evaporated. In addition to a slowing economy and restricted corporate budgets, we saw a particularly high degree of volatility in growth industries such as technology and telecommunications. The fund's underweighting in these two groups during the period - relative to the index - helped performance. On the other hand, some of the fund's competitors may have benefited from even lower weights in these groups. Overall, mid-cap, cyclical and value stocks had the upper hand over large-cap growth stocks during the period.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. How did you navigate the technology sector during the period?

A. Rich valuations continued to concern me, and several tech groups suffered from overcapacity and weak demand. That being said, the fund did have close to one-third of its investments in technology at the end of the period. A good portion of that was allotted to personal computer-related stocks such as Microsoft, Dell and Intel. I liked the new product cycles for both Microsoft and Intel, and Dell continued to capture share as the leading, low-cost provider of PCs. Also, while these stocks were affected by the slowing economy, they weren't as vulnerable to overcapacity caused by the Internet craze as several other technology groups were. Microsoft was the fund's single best performer during the period, and Dell also contributed positively. Intel disappointed, but I felt the stock remained a good long-term investment.

Q. The fund's energy stocks performed well during the period, as did its finance-related investments. Why?

A. Over the long run, it is becoming incrementally harder to find gas and oil, so companies need to invest more extensively in exploration. Gas supplies, in particular, have become tight, which is why we were reading stories about the potential for $2 per gallon gas prices this summer. As drilling activity intensified, I felt the companies that supplied rigs and services - such as Weatherford International and Smith International - would stand to benefit. Both stocks performed well for the fund during the period. In terms of the fund's finance holdings, lower interest rates helped bank stocks such as Bank One and Bank of America, as well as government mortgage lenders Fannie Mae and Freddie Mac.

Q. Stable-growth stocks such as pharmaceuticals typically perform well in times of volatility, but drug stocks stumbled during this period . . .

A. Delayed product approvals, heightened government scrutiny and a peak year for patent expirations all conspired to work against the big drug companies. Schering-Plough - which makes the popular allergy drug Claritin - and Bristol-Myers Squibb, which makes the diabetes drug Glucophage, each faced patent issues and experienced difficulty getting new drugs approved during the period. Their stock performance suffered as a result.

Q. Which stocks performed well during the period? Which others proved disappointing?

A. IBM was a good stock during the period, as it benefited from a new mainframe-related product release. I was a little late to the retail-stock rally, but Home Depot also performed well. Disappointments included Internet infrastructure stocks Cisco and Sun Microsystems, as well as EMC, which specializes in data storage.

Q. What's your outlook?

A. I'll be looking to position the fund more aggressively over the next few months. We're in an interest rate-cutting environment - with no signs of inflation - and I think the rate of decline within the technology sector will slow. It seems that business may be bottoming. As we see signs of fundamental improvement, I may add to the fund's technology positions, perhaps in the areas of semiconductors, storage and telecommunications.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to achieve capital appreciation by investing primarily in common stock of companies with above-average growth characteristics

Start date: November 22, 1983

Size: as of May 31, 2001, more than $13.9 billion

Manager: Jennifer Uhrig, since 1997; joined Fidelity in 1987

Jennifer Uhrig on shifting from defensive to offensive mode:

"The economy and the market have struggled over the past year, and many investors - myself included - have tried to cushion the volatility by investing in defensive areas such as consumer staples and defensive financials, including insurance stocks. As the Fed has aggressively cut interest rates, however, I've gradually been making the portfolio a bit more aggressive in anticipation of better economic times ahead.

"For example, I've added to the fund's investments in credit-sensitive financials such as Bank One, and market-sensitive finance stocks such as Citigroup. Bank One's credit-card business is susceptible to default risk, while Citigroup is sensitive not only to its credit-card business but to the financial markets as well. These companies could see significant benefits should the economy start to improve. Fannie Mae, on the other hand, was an example of a defensive financial stock. Its earnings are predictable for a variety of reasons, not the least of which is that mortgage default rates are typically low even during troubled times. On the other hand, this implies less earnings variability on the upside as well.

"As far as technology, my feeling was that the sector had corrected very deeply, and I wanted to be in position to take advantage of the upturn when it came. As such, I've slowly added to the fund's positions in semiconductor stocks - such as Taiwan Semiconductor and Chartered Semiconductor - and I'm also looking for opportunities in telecom and storage. While these are among the most volatile areas of technology - and it may take awhile before business improves - I suspect it's too late to play defense."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	5.9	2.6
General Electric Co.	4.4	3.5
Pfizer, Inc.	4.3	4.5
Intel Corp.	3.7	3.7
AOL Time Warner, Inc.	2.8	0.9
Eli Lilly & Co.	2.5	1.8
Cisco Systems, Inc.	1.8	4.3
International Business Machines Corp.	1.8	1.9
Merck & Co., Inc.	1.7	2.1
Home Depot, Inc.	1.5	0.7
	30.4
Top Five Market Sectors as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	28.3	33.3
Health Care	18.9	19.3
Consumer Discretionary	16.2	8.1
Financials	12.4	9.6
Industrials	8.8	7.0
Asset Allocation (% of fund's net assets)
As of May 31, 2001 *		As of November 30, 2000 **
	Stocks 97.3%		Stocks 95.6%
	Short-Term Investments and Net Other Assets 2.7%		Short-Term Investments and Net Other Assets 4.4%
* Foreign investments	5.7%	** Foreign investments	7.7%

Effective with this report, industry classifications follow the MSCI ®/S&P ® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 16.2%
Hotels, Restaurants & Leisure - 2.0%
Brinker International, Inc. (a)	1,754,600	$ 43,075
Darden Restaurants, Inc.	768,300	21,436
Harrah's Entertainment, Inc. (a)	1,045,300	38,227
McDonald's Corp.	2,517,000	76,215
Outback Steakhouse, Inc. (a)	618,500	17,627
Tricon Global Restaurants, Inc. (a)	1,531,300	69,980
Wendy's International, Inc.	488,900	12,051
		278,611
Household Durables - 1.4%
Black & Decker Corp.	539,250	21,381
D.R. Horton, Inc.	587,400	12,112
Lennar Corp.	344,600	12,750
Maytag Corp.	710,340	23,484
Nintendo Co. Ltd.	83,800	16,176
Pulte Corp.	604,100	24,406
Sony Corp.	1,122,600	87,675
		197,984
Leisure Equipment & Products - 0.7%
Hasbro, Inc.	1,451,600	21,774
Mattel, Inc.	4,335,600	77,174
		98,948
Media - 5.6%
AOL Time Warner, Inc. (a)	7,567,547	395,253
AT&T Corp. - Liberty Media Group Class A (a)	2,579,920	43,472
Clear Channel Communications, Inc. (a)	1,219,800	74,371
Comcast Corp. Class A (special) (a)	715,500	29,307
Cox Communications, Inc. Class A (a)	1,213,600	52,488
Fox Entertainment Group, Inc. Class A (a)	820,100	21,405
United Pan-Europe Communications NV sponsored ADR (a)	1,816,200	8,718
UnitedGlobalCom, Inc. Class A (a)	806,700	9,753
Viacom, Inc. Class B (non-vtg.) (a)	2,549,190	146,935
		781,702
Multiline Retail - 2.5%
Dillards, Inc. Class A	1,092,070	17,823
Family Dollar Stores, Inc.	467,500	12,997
Federated Department Stores, Inc. (a)	725,200	32,489
JCPenney Co., Inc.	553,400	11,572
Kmart Corp. (a)	4,751,800	53,600
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Sears, Roebuck & Co.	563,660	$ 22,479
Wal-Mart Stores, Inc.	3,715,400	192,272
		343,232
Specialty Retail - 4.0%
Abercrombie & Fitch Co. Class A (a)	1,197,200	49,361
AutoZone, Inc. (a)	1,476,200	48,818
Best Buy Co., Inc. (a)	1,010,720	53,720
Gap, Inc.	2,463,200	76,359
Home Depot, Inc.	4,339,850	213,911
Lowe's Companies, Inc.	556,400	38,686
O'Reilly Automotive, Inc. (a)	1,051,300	26,503
Toys 'R' Us, Inc. (a)	1,768,720	48,994
		556,352
TOTAL CONSUMER DISCRETIONARY		2,256,829
CONSUMER STAPLES - 6.5%
Beverages - 1.8%
Pepsi Bottling Group, Inc.	1,037,200	45,160
PepsiAmericas, Inc.	896,700	13,612
PepsiCo, Inc.	742,000	33,212
The Coca-Cola Co.	3,271,000	155,045
		247,029
Food & Drug Retailing - 1.3%
CVS Corp.	907,440	49,818
Rite Aid Corp. (a)	5,007,070	41,909
Walgreen Co.	2,365,550	95,071
		186,798
Food Products - 0.2%
Quaker Oats Co.	348,350	33,393
Household Products - 1.0%
Kimberly-Clark Corp.	835,400	50,500
Procter & Gamble Co.	1,342,440	86,238
		136,738
Personal Products - 0.8%
Gillette Co.	4,058,700	117,418
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - 1.4%
Philip Morris Companies, Inc.	3,677,400	$ 189,055
TOTAL CONSUMER STAPLES		910,431
ENERGY - 3.6%
Energy Equipment & Services - 3.6%
Baker Hughes, Inc.	1,386,630	54,633
BJ Services Co. (a)	816,170	61,213
Coflexip SA sponsored ADR	684,600	49,894
Global Industries Ltd. (a)	1,655,600	26,622
Halliburton Co.	1,097,400	51,292
National-Oilwell, Inc. (a)	1,378,300	47,551
Smith International, Inc. (a)	767,500	59,635
Stolt Offshore SA (a)	1,586,900	22,064
Transocean Sedco Forex, Inc.	692,550	37,017
Varco International, Inc. (a)	1,235,000	29,751
Weatherford International, Inc. (a)	1,173,800	66,167
		505,839
FINANCIALS - 12.4%
Banks - 2.9%
Bank of America Corp.	1,032,700	61,187
Bank of New York Co., Inc.	316,200	17,268
Bank One Corp.	5,104,200	202,126
FleetBoston Financial Corp.	2,112,340	87,852
Mellon Financial Corp.	828,900	37,980
		406,413
Diversified Financials - 6.8%
American Express Co.	3,421,412	144,110
Capital One Financial Corp.	728,900	47,459
Charles Schwab Corp.	2,762,100	51,927
Citigroup, Inc.	2,784,723	142,717
Daiwa Securities Group, Inc.	5,680,000	61,877
Fannie Mae	986,400	81,319
Freddie Mac	838,800	55,529
Goldman Sachs Group, Inc.	234,200	22,272
J.P. Morgan Chase & Co.	739,800	36,361
MBNA Corp.	439,700	15,856
Merrill Lynch & Co., Inc.	817,500	53,113
Moody's Corp.	234,300	7,516
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Morgan Stanley Dean Witter & Co.	717,200	$ 46,625
Nikko Securities Co. Ltd.	8,611,000	69,741
Nomura Securities Co. Ltd.	3,603,000	72,120
State Street Corp.	666,400	36,632
		945,174
Insurance - 2.7%
ACE Ltd.	437,800	16,965
AFLAC, Inc.	1,780,600	57,745
Allstate Corp.	223,900	10,080
American General Corp.	1,599,400	72,341
American International Group, Inc.	1,618,868	131,128
Marsh & McLennan Companies, Inc.	200,700	21,053
MBIA, Inc.	971,050	51,223
XL Capital Ltd. Class A	312,570	24,849
		385,384
TOTAL FINANCIALS		1,736,971
HEALTH CARE - 18.9%
Biotechnology - 4.1%
Abgenix, Inc. (a)	1,147,100	45,723
Affymetrix, Inc. (a)	1,032,100	40,510
Alkermes, Inc. (a)	1,001,800	30,324
Amgen, Inc. (a)	1,686,528	111,952
Genentech, Inc. (a)	965,500	48,323
Geneva Proteomics (a)(c)	664,000	4,980
Human Genome Sciences, Inc. (a)	1,362,400	90,395
Medarex, Inc. (a)	1,488,400	41,080
Millennium Pharmaceuticals, Inc. (a)	2,397,500	91,513
Protein Design Labs, Inc. (a)	691,160	51,291
QLT, Inc. (a)	346,000	7,306
		563,397
Health Care Equipment & Supplies - 1.0%
Bausch & Lomb, Inc.	689,700	32,623
Guidant Corp. (a)	1,436,400	53,937
Medtronic, Inc.	1,271,000	54,628
		141,188
Health Care Providers & Services - 1.8%
Cardinal Health, Inc.	839,450	60,432
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Health Management Associates, Inc. Class A (a)	794,500	$ 14,110
McKesson HBOC, Inc.	2,919,300	100,920
Tenet Healthcare Corp. (a)	1,614,400	73,439
		248,901
Pharmaceuticals - 12.0%
American Home Products Corp.	2,340,000	148,122
Bristol-Myers Squibb Co.	2,584,300	140,172
Cambridge Antibody Technology Group PLC (a)	906,876	34,397
Elan Corp. PLC sponsored ADR (a)	1,372,030	79,180
Eli Lilly & Co.	4,097,600	347,067
Johnson & Johnson	128,300	12,439
Merck & Co., Inc.	3,211,500	234,407
Pfizer, Inc.	14,060,925	603,073
Pharmacia Corp.	1,279,100	62,113
Watson Pharmaceuticals, Inc. (a)	263,300	15,824
		1,676,794
TOTAL HEALTH CARE		2,630,280
INDUSTRIALS - 8.8%
Aerospace & Defense - 0.4%
Goodrich Corp.	1,194,900	49,923
Airlines - 0.9%
AMR Corp. (a)	964,120	37,591
Continental Airlines, Inc. Class B (a)	675,500	33,214
Delta Air Lines, Inc.	561,900	26,758
Northwest Airlines Corp. (a)	1,228,400	33,388
		130,951
Commercial Services & Supplies - 0.4%
Automatic Data Processing, Inc.	714,000	38,370
DST Systems, Inc. (a)	235,100	12,496
		50,866
Construction & Engineering - 0.5%
Fluor Corp.	1,106,780	64,547
Electrical Equipment - 0.3%
Aura Systems, Inc. warrants 5/31/05 (a)	37	0
Mitsubishi Electric Corp.	8,297,000	46,446
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 4.7%
General Electric Co.	12,612,810	$ 618,028
Minnesota Mining & Manufacturing Co.	352,170	41,760
		659,788
Machinery - 0.4%
Eaton Corp.	529,500	41,407
Illinois Tool Works, Inc.	280,100	19,176
		60,583
Road & Rail - 1.2%
Burlington Northern Santa Fe Corp.	1,608,400	49,973
Canadian National Railway Co.	1,354,970	54,320
Union Pacific Corp.	1,141,350	65,628
		169,921
TOTAL INDUSTRIALS		1,233,025
INFORMATION TECHNOLOGY - 28.3%
Communications Equipment - 3.5%
Cisco Systems, Inc. (a)	12,796,600	246,463
Comverse Technology, Inc. (a)	767,300	44,503
McDATA Corp.:
Class A (a)	1,082,900	27,462
Class B	282,600	8,704
Nokia AB sponsored ADR	635,100	18,570
Nortel Networks Corp.	3,058,000	40,763
QUALCOMM, Inc. (a)	1,762,700	107,066
Tellium, Inc.	20,000	530
		494,061
Computers & Peripherals - 6.3%
Apple Computer, Inc. (a)	1,727,300	34,460
Compaq Computer Corp.	4,590,300	73,399
Dell Computer Corp. (a)	8,097,200	197,248
EMC Corp.	1,728,664	54,626
Gateway, Inc. (a)	1,332,400	22,251
Hewlett-Packard Co.	2,751,800	80,683
International Business Machines Corp.	2,186,200	244,417
Lexmark International, Inc. Class A (a)	1,128,500	69,956
Network Appliance, Inc. (a)	188,600	3,508
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
StorageNetworks, Inc.	656,500	$ 11,259
Sun Microsystems, Inc. (a)	5,270,100	86,799
		878,606
Electronic Equipment & Instruments - 1.3%
Agilent Technologies, Inc. (a)	948,670	31,818
Avnet, Inc.	1,181,800	29,120
Sanmina Corp. (a)	1,256,300	33,995
SCI Systems, Inc. (a)	2,408,900	56,874
Solectron Corp. (a)	1,136,100	24,506
		176,313
Internet Software & Services - 0.6%
Jupiter Media Metrix, Inc. (a)	663,100	1,028
Openwave Systems, Inc. (a)	869,000	33,309
VeriSign, Inc. (a)	1,000,612	56,535
		90,872
Semiconductor Equipment & Products - 8.6%
Altera Corp. (a)	1,010,450	24,251
Analog Devices, Inc. (a)	378,900	16,880
Applied Materials, Inc. (a)	1,962,100	97,968
Cabot Microelectronics Corp. (a)	324,400	20,846
Chartered Semiconductor Manufacturing Ltd. ADR (a)	1,359,900	38,485
Integrated Circuit Systems, Inc.	768,780	12,631
Integrated Device Technology, Inc. (a)	465,900	17,071
Intel Corp.	19,241,900	519,724
KLA-Tencor Corp. (a)	1,037,700	53,566
LAM Research Corp. (a)	1,525,700	42,140
Micron Technology, Inc. (a)	2,226,300	83,486
QLogic Corp. (a)	104,500	5,331
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,312,000	45,916
Teradyne, Inc. (a)	1,526,984	60,850
Texas Instruments, Inc.	3,736,400	127,486
Xilinx, Inc. (a)	747,300	30,826
		1,197,457
Software - 8.0%
Adobe Systems, Inc.	1,373,900	54,640
BEA Systems, Inc. (a)	471,000	16,899
Citrix Systems, Inc. (a)	571,100	13,649
Electronic Arts, Inc. (a)	653,700	38,496
Inktomi Corp. (a)	1,281,100	12,811
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Intuit, Inc. (a)	11,700	$ 375
Microsoft Corp. (a)	11,854,800	820,114
Oracle Corp. (a)	2,813,530	43,047
PeopleSoft, Inc. (a)	1,938,500	78,218
VERITAS Software Corp. (a)	594,002	39,151
		1,117,400
TOTAL INFORMATION TECHNOLOGY		3,954,709
MATERIALS - 0.5%
Chemicals - 0.5%
Dow Chemical Co.	1,250,700	44,788
Lyondell Chemical Co.	1,274,840	21,099
		65,887
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.0%
AT&T Corp.	3,249,300	68,788
SBC Communications, Inc.	1,504,077	64,751
TeraBeam Networks (c)	47,600	48
		133,587
Wireless Telecommunication Services - 0.8%
Nextel Communications, Inc. Class A (a)	1,839,990	29,293
Sprint Corp. - PCS Group Series 1 (a)	1,683,300	37,033
Vodafone Group PLC	18,980,507	49,121
		115,447
TOTAL TELECOMMUNICATION SERVICES		249,034
UTILITIES - 0.3%
Electric Utilities - 0.3%
AES Corp. (a)	830,900	37,723
TOTAL COMMON STOCKS (Cost $11,930,765)		13,580,728
Convertible Preferred Stocks - 0.0%
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (c) (Cost $1,250)	72,500	$ 290
Cash Equivalents - 2.9%
	Maturity Amount (000s)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 4.04%, dated 5/31/01 due 6/1/01	$ 8,221	8,220
	Shares
Fidelity Cash Central Fund, 4.23% (b)	371,847,381	371,847
Fidelity Securities Lending Cash Central Fund, 4.04% (b)	23,385,779	23,386
TOTAL CASH EQUIVALENTS (Cost $403,453)		403,453
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $12,335,468)		13,984,471
NET OTHER ASSETS - (0.2)%		(31,806)
NET ASSETS - 100%		$ 13,952,665
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies Series E	9/19/00	$ 1,250
Geneva Proteomics	7/7/00	$ 3,652
TeraBeam Networks	4/7/00	$ 179
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $8,643,762,000 and $7,999,929,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $531,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,318,000 or 0%
of net assets.

Income Tax Information

At May 31, 2001, the aggregate cost
of investment securities for income tax purposes was $12,485,589,000. Net unrealized appreciation aggregated $1,498,882,000, of which $2,513,013,000 related to appreciated investment securities and $1,014,131,000 related to depreciated investment securities.

The fund intends to elect to defer to its fiscal year ending November 30, 2001 approximately $156,852,000 of losses recognized during the period November 1, 2000 to November 30, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $22,699 and repurchase agreements of $8,220) (cost $12,335,468) - See accompanying schedule		$ 13,984,471
Cash		1
Foreign currency held at value (cost $215)		215
Receivable for investments sold		223,699
Receivable for fund shares sold		19,551
Dividends receivable		11,064
Interest receivable		1,426
Other receivables		112
Total assets		14,240,539
Liabilities
Payable for investments purchased	$ 216,978
Payable for fund shares redeemed	32,123
Accrued management fee	6,829
Distribution fees payable	6,159
Other payables and accrued expenses	2,399
Collateral on securities loaned, at value	23,386
Total liabilities		287,874
Net Assets		$ 13,952,665
Net Assets consist of:
Paid in capital		$ 13,582,578
Accumulated net investment loss		(21,452)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,257,528)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,649,067
Net Assets		$ 13,952,665

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($657,728 ÷ 12,143 shares)	$54.17
Maximum offering price per share (100/94.25 of $54.17)	$57.47
Class T: Net Asset Value and redemption price per share ($8,284,734 ÷ 151,218 shares)	$54.79
Maximum offering price per share (100/96.50 of $54.79)	$56.78
Class B: Net Asset Value and offering price per share ($2,104,700 ÷ 39,837 shares) A	$52.83
Class C: Net Asset Value and offering price per share ($862,168 ÷ 16,087 shares) A	$53.59
Institutional Class: Net Asset Value, offering price and redemption price per share ($2,043,335 ÷ 36,243 shares)	$56.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2001 (Unaudited)
Investment Income Dividends		$ 51,771
Interest		17,184
Security lending		318
Total income		69,273
Expenses
Management fee	$ 40,460
Transfer agent fees	14,321
Distribution fees	37,180
Accounting and security lending fees	522
Non-interested trustees' compensation	5
Custodian fees and expenses	149
Registration fees	268
Audit	55
Legal	44
Miscellaneous	15
Total expenses before reductions	93,019
Expense reductions	(2,294)	90,725
Net investment income (loss)		(21,452)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(949,778)
Foreign currency transactions	(205)	(949,983)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(210,048)
Assets and liabilities in foreign currencies	80	(209,968)
Net gain (loss)		(1,159,951)
Net increase (decrease) in net assets resulting from operations		$ (1,181,403)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2001 (Unaudited)	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ (21,452)	$ (94,638)
Net realized gain (loss)	(949,983)	671,101
Change in net unrealized appreciation (depreciation)	(209,968)	(1,394,878)
Net increase (decrease) in net assets resulting from operations	(1,181,403)	(818,415)
Distributions to shareholders From net realized gain	(504,502)	(946,336)
In excess of net realized gain	(307,545)	-
Total distributions	(812,047)	(946,336)
Share transactions - net increase (decrease)	1,206,873	4,772,923
Total increase (decrease) in net assets	(786,577)	3,008,172
Net Assets
Beginning of period	14,739,242	11,731,070
End of period (including accumulated net investment loss of $21,452 and $0, respectively)	$ 13,952,665	$ 14,739,242

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

	Six months ended May 31, 2001	Years ended November 30,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996 F
Net asset value, beginning of period	$ 62.16	$ 69.26	$ 58.14	$ 51.69	$ 44.80	$ 39.47
Income from Investment Operations
Net investment income (loss) E	(.02)	(.26)	(.14)	(.13)	(.06)	.04
Net realized and unrealized gain (loss)	(4.52)	(1.18)	18.28	12.76	8.54	5.29
Total from investment operations	(4.54)	(1.44)	18.14	12.63	8.48	5.33
Less Distributions
From net investment income	-	-	-	(.03)	(.36)	-
From net realized gain	(2.14)	(5.66)	(7.02)	(6.15)	(1.23)	-
In excess of net realized gain	(1.31)	-	-	-	-	-
Total distributions	(3.45)	(5.66)	(7.02)	(6.18)	(1.59)	-
Net asset value, end of period	$ 54.17	$ 62.16	$ 69.26	$ 58.14	$ 51.69	$ 44.80
Total Return B, C	(7.71)%	(2.63)%	34.67%	28.21%	19.73%	13.50%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 658	$ 656	$ 403	$ 92	$ 29	$ 4
Ratio of expenses to average net assets	1.13% A	1.08%	1.09%	1.12%	1.32% G	1.52% A, D, G
Ratio of expenses to average net assets after expense reductions	1.09% A, H	1.06% H	1.08% H	1.10% H	1.30% H	1.50% A, H
Ratio of net investment income (loss) to average net assets	(.09)% A	(.37)%	(.23)%	(.26)%	(.12)%	.38% A
Portfolio turnover rate	120% A	99%	82%	122%	108%	76%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Limited in accordance with a state expense limitation.

E Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

F For the period September 3, 1996 (commencement of sale of Class A shares) to November 30, 1996.

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 62.88	$ 69.95	$ 58.59	$ 51.97	$ 44.81	$ 39.83
Income from Invest- ment Operations
Net investment income (loss) D	(.07)	(.41)	(.27)	(.21)	(.04)	.22
Net realized and unrealized gain (loss)	(4.57)	(1.19)	18.49	12.87	8.60	6.90
Total from investment operations	(4.64)	(1.60)	18.22	12.66	8.56	7.12
Less Distributions
From net investment income	-	-	-	-	(.17)	(.03)
From net realized gain	(2.14)	(5.47)	(6.86)	(6.04)	(1.23)	(2.11)
In excess of net realized gain	(1.31)	-	-	-	-	-
Total distributions	(3.45)	(5.47)	(6.86)	(6.04)	(1.40)	(2.14)
Net asset value, end of period	$ 54.79	$ 62.88	$ 69.95	$ 58.59	$ 51.97	$ 44.81
Total Return B, C	(7.79)%	(2.83)%	34.44%	28.00%	19.81%	19.00%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 8,285	$ 9,169	$ 8,047	$ 5,187	$ 4,206	$ 3,537
Ratio of expenses to average net assets	1.30% A	1.28%	1.29%	1.29%	1.31% E	1.36%
Ratio of expenses to average net assets after expense reductions	1.27% A, F	1.26% F	1.28% F	1.27% F	1.29% F	1.34% F
Ratio of net invest- ment income (loss) to average net assets	(.26)% A	(.57)%	(.43)%	(.41)%	(.08)%	.54%
Portfolio turnover rate	120% A	99%	82%	122%	108%	76%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 60.93	$ 68.19	$ 57.50	$ 51.41	$ 41.81
Income from Investment Operations
Net investment income (loss) D	(.23)	(.79)	(.60)	(.52)	(.32)
Net realized and unrealized gain (loss)	(4.42)	(1.11)	18.08	12.68	9.95
Total from investment operations	(4.65)	(1.90)	17.48	12.16	9.63
Less Distributions
From net realized gain	(2.14)	(5.36)	(6.79)	(6.07)	(.03)
In excess of net realized gain	(1.31)	-	-	-	-
Total distributions	(3.45)	(5.36)	(6.79)	(6.07)	(.03)
Net asset value, end of period	$ 52.83	$ 60.93	$ 68.19	$ 57.50	$ 51.41
Total Return B, C	(8.06)%	(3.37)%	33.69%	27.27%	23.05%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 2,105	$ 2,269	$ 1,396	$ 307	$ 71
Ratio of expenses to average net assets	1.90% A	1.84%	1.85%	1.88%	1.93% A, F
Ratio of expenses to average net assets after expense reductions	1.87% A, G	1.83% G	1.84% G	1.85% G	1.90% A, G
Ratio of net investment income (loss) to average net assets	(.86)% A	(1.14)%	(.98)%	(1.01)%	(.73)% A
Portfolio turnover rate	120% A	99%	82%	122%	108%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 31, 1996 (commencement of sale of Class B shares) to November 30, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 61.75	$ 69.07	$ 58.24	$ 51.95	$ 51.84
Income from Investment Operations
Net investment income (loss) D	(.22)	(.78)	(.60)	(.54)	(.02)
Net realized and unrealized gain (loss)	(4.49)	(1.13)	18.32	12.87	.13
Total from investment operations	(4.71)	(1.91)	17.72	12.33	.11
Less Distributions
From net realized gain	(2.14)	(5.41)	(6.89)	(6.04)	-
In excess of net realized gain	(1.31)	-	-	-	-
Total distributions	(3.45)	(5.41)	(6.89)	(6.04)	-
Net asset value, end of period	$ 53.59	$ 61.75	$ 69.07	$ 58.24	$ 51.95
Total Return B, C	(8.05)%	(3.34)%	33.72%	27.30%	0.21%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 862	$ 901	$ 436	$ 64	$ 1
Ratio of expenses to average net assets	1.86% A	1.81%	1.82%	1.89%	1.95% A, F
Ratio of expenses to average net assets after expense reductions	1.82% A, G	1.80% G	1.81% G	1.86% G	1.89% A, G
Ratio of net investment income (loss) to average net assets	(.82)% A	(1.11)%	(.96)%	(1.03)%	(.82)% A
Portfolio turnover rate	120% A	99%	82%	122%	108%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to November 30, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 64.43	$ 71.49	$ 59.71	$ 52.86	$ 45.52	$ 40.39
Income from Invest- ment Operations
Net investment income (loss) D	.08	(.05)	.05	.06	.22	.45
Net realized and unrealized gain (loss)	(4.68)	(1.24)	18.86	13.08	8.72	7.00
Total from investment operations	(4.60)	(1.29)	18.91	13.14	8.94	7.45
Less Distributions
From net investment income	-	-	-	(.05)	(.37)	(.21)
From net realized gain	(2.14)	(5.77)	(7.13)	(6.24)	(1.23)	(2.11)
In excess of net realized gain	(1.31)	-	-	-	-	-
Total distributions	(3.45)	(5.77)	(7.13)	(6.29)	(1.60)	(2.32)
Net asset value, end of period	$ 56.38	$ 64.43	$ 71.49	$ 59.71	$ 52.86	$ 45.52
Total Return B, C	(7.52)%	(2.33)%	35.16%	28.67%	20.46%	19.68%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 2,043	$ 1,745	$ 1,448	$ 1,088	$ 1,032	$ 1,324
Ratio of expenses to average net assets	.76% A	.77%	.78%	.76%	.77%	.79%
Ratio of expenses to average net assets after expense reductions	.73% A, E	.75% E	.77% E	.74% E	.75% E	.77% E
Ratio of net investment income (loss) to average net assets	.28% A	(.06)%	.08%	.12%	.46%	1.11%
Portfolio turnover rate	120% A	99%	82%	122%	108%	76%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Equity Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, contingent interest, net operating losses, capital loss carryforwards, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's schedule of investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares, except for the Institutional Class (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00% *
Class C	1.00% *

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 803,000	$ 7,000
Class T	21,323,000	232,000
Class B	10,721,000	8,052,000
Class C	4,333,000	1,662,000
	$ 37,180,000	$ 9,953,000

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 859,000	$ 379,000
Class T	1,356,000	392,000
Class B	3,067,000	3,067,000 *
Class C	174,000	174,000 *
	$ 5,456,000	$ 4,012,000

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC :

	Amount	% of Average Net Assets
Class A	$ 846,000	.27 *
Class T	8,069,000	.19 *
Class B	2,959,000	.28 *
Class C	1,011,000	.24 *
Institutional Class	1,436,000	.16 *
	$ 14,321,000

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

Certain security trades were directed to brokers who paid $2,268,000 of the fund's expenses. In addition through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period credits reduced the fund's custody expenses by $24,000. During the period credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1,000
Institutional Class	1,000
$ 2,000

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Amounts in thousands	Six months ended May 31, 2001	Year ended November 30, 2000
From net realized gain
Class A	$ 22,939	$ 34,488
Class T	312,029	642,707
Class B	80,145	114,510
Class C	31,365	36,735
Institutional Class	58,024	117,896
Total	$ 504,502	$ 946,336
In excess of net realized gain
Class A	$ 13,984	$ -
Class T	190,213	-
Class B	48,856	-
Class C	19,120	-
Institutional Class	35,372	-
Total	$ 307,545	$ -
	$ 812,047	$ 946,336

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Amounts in thousands	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2001	2000	2001	2000

Class A Shares sold	2,816	6,947	$ 156,444	$ 496,472
Reinvestment of distributions	588	478	34,416	32,062
Shares redeemed	(1,809)	(2,698)	(98,958)	(191,359)
Net increase (decrease)	1,595	4,727	$ 91,902	$ 337,175
Class T Shares sold	21,549	58,339	$ 1,214,740	$ 4,221,880
Reinvestment of distributions	7,976	8,957	472,331	608,732
Shares redeemed	(24,114)	(36,538)	(1,343,340)	(2,633,837)
Net increase (decrease)	5,411	30,758	$ 343,731	$ 2,196,775
Class B Shares sold	4,535	19,122	$ 248,124	$ 1,344,353
Reinvestment of distributions	2,004	1,553	114,701	102,838
Shares redeemed	(3,941)	(3,913)	(209,481)	(274,459)
Net increase (decrease)	2,598	16,762	$ 153,344	$ 1,172,732
Class C Shares sold	3,034	9,763	$ 169,031	$ 696,138
Reinvestment of distributions	710	454	41,223	30,441
Shares redeemed	(2,244)	(1,949)	(122,133)	(137,736)
Net increase (decrease)	1,500	8,268	$ 88,121	$ 588,843
Institutional Class Shares sold	13,531	14,181	$ 772,816	$ 1,026,863
Reinvestment of distributions	1,267	1,366	77,017	94,633
Shares redeemed	(5,637)	(8,716)	(320,058)	(644,098)
Net increase (decrease)	9,161	6,831	$ 529,775	$ 477,398

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

Jennifer Uhrig, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

* Independent trustees

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

EPG-SANN-0701 138796
1.704747.103

(Fidelity Investment logo)(registered trademark)

Fidelity Logo (Registered Trademark)

Fidelity® Advisor

Equity Growth

Fund - Institutional Class

Semiannual Report

May 31, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market value.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Equity Growth Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Adv Equity Growth - Inst CL	-7.52%	-15.20%	104.59%	367.24%
Russell 3000 ® Growth Index	-13.81%	-28.80%	72.64%	240.55%
Growth Funds Average	-6.37%	-13.14%	80.25%	256.31%

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Russell 3000® Growth Index - a market capitalization-weighted index of U.S. domiciled growth-oriented stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,797 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Equity Growth - Inst CL	-15.20%	15.39%	16.67%
Russell 3000 Growth Index	-28.80%	11.54%	13.04%
Growth Funds Average	-13.14%	12.04%	13.14%

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Growth Fund - Institutional Class on May 31, 1991. As the chart shows, by May 31, 2001, the value of the investment would have grown to $46,724 - a 367.24% increase on the initial investment. For comparison, look at how the Russell 3000 Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $34,055 - a 240.55% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper large-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month, one year, five year and 10 year cumulative total returns for the large-cap growth funds average were, -13.52%, -23.35%, 78.80% and 249.09%, respectively; and the one year, five year and 10 year average annual total returns were, -23.35%, 11.95% and 13.04%, respectively. The six month, one year, five year and 10 year cumulative total returns for the Lipper large-cap supergroup average were, -7.29%, -14.10%, 80.68% and 247.13%, respectively; and the one year, five year and 10 year average annual total returns were, -14.10%, 12.28% and 13.02%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Concerns about a prolonged period of weakness in the U.S. economy cast a pall over most major equity markets during the six-month period that ended May 31, 2001. The effects of 2000's interest-rate hikes, combined with soaring energy costs, slowing productivity and rising labor costs, applied persistent downward pressure on corporate profits, threatening the viability of economic expansion. The earnings squeeze was particularly severe in the technology sector, which suffered from a sharp falloff in capital spending - the source of economic growth in recent years - induced by excess capacity and a scarcity of available funding. The tech-laden NASDAQ Composite® Index finished the period securely in the red, down 18.65%. The sector also had a heavy influence on the direction of the Standard & Poor's 500SM Index, which fell 3.90%. The Federal Reserve Board responded rapidly to the economic slowdown by aggressively unwinding its previous tightening cycle with a total of five half-point interest-rate cuts during the first five months of 2001. However, despite snapbacks in January and April, these actions weren't enough to spur sustained buying by tech-weary investors, who preferred to wait for earnings to respond first. Much of the buying remained focused on value stocks and more defensive holdings in less volatile areas of the market. The tried and true blue chips of the Dow Jones Industrial AverageSM received considerable attention, rising 5.61%. Most stocks finished the period on an up note, as many market participants expected a federal tax-cut stimulus to improve earnings expectations.

(Portfolio Manager photograph)
An interview with Jennifer Uhrig, Portfolio Manager of Fidelity Advisor Equity Growth Fund

Q. How did the fund perform, Jennifer?

A. For the six months that ended May 31, 2001, the fund's Institutional Class shares returned -7.52%. The Russell 3000 Growth Index returned -13.81% during the same period, while the large cap growth funds average returned -6.37% according to Lipper Inc. For the 12 months that ended May 31, 2001, the fund's Institutional Class shares returned -15.20%. The index and Lipper peer group returned -28.80% and -13.14%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Why did the fund outperform its index during the six-month period, but trail its peer group?

A. The past six months was an unusually tough environment for growth stocks, as many of the excesses from the Internet bubble evaporated. In addition to a slowing economy and restricted corporate budgets, we saw a particularly high degree of volatility in growth industries such as technology and telecommunications. The fund's underweighting in these two groups during the period - relative to the index - helped performance. On the other hand, some of the fund's competitors may have benefited from even lower weights in these groups. Overall, mid-cap, cyclical and value stocks had the upper hand over large-cap growth stocks during the period.

Q. How did you navigate the technology sector during the period?

A. Rich valuations continued to concern me, and several tech groups suffered from overcapacity and weak demand. That being said, the fund did have close to one-third of its investments in technology at the end of the period. A good portion of that was allotted to personal computer-related stocks such as Microsoft, Dell and Intel. I liked the new product cycles for both Microsoft and Intel, and Dell continued to capture share as the leading, low-cost provider of PCs. Also, while these stocks were affected by the slowing economy, they weren't as vulnerable to overcapacity caused by the Internet craze as several other technology groups were. Microsoft was the fund's single best performer during the period, and Dell also contributed positively. Intel disappointed, but I felt the stock remained a good long-term investment.

Q. The fund's energy stocks performed well during the period, as did its finance-related investments. Why?

A. Over the long run, it is becoming incrementally harder to find gas and oil, so companies need to invest more extensively in exploration. Gas supplies, in particular, have become tight, which is why we were reading stories about the potential for $2 per gallon gas prices this summer. As drilling activity intensified, I felt the companies that supplied rigs and services - such as Weatherford International and Smith International - would stand to benefit. Both stocks performed well for the fund during the period. In terms of the fund's finance holdings, lower interest rates helped bank stocks such as Bank One and Bank of America, as well as government mortgage lenders Fannie Mae and Freddie Mac.

Q. Stable-growth stocks such as pharmaceuticals typically perform well in times of volatility, but drug stocks stumbled during this period . . .

A. Delayed product approvals, heightened government scrutiny and a peak year for patent expirations all conspired to work against the big drug companies. Schering-Plough - which makes the popular allergy drug Claritin - and Bristol-Myers Squibb, which makes the diabetes drug Glucophage, each faced patent issues and experienced difficulty getting new drugs approved during the period. Their stock performance suffered as a result.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Which stocks performed well during the period? Which others proved disappointing?

A. IBM was a good stock during the period, as it benefited from a new mainframe-related product release. I was a little late to the retail-stock rally, but Home Depot also performed well. Disappointments included Internet infrastructure stocks Cisco and Sun Microsystems, as well as EMC, which specializes in data storage.

Q. What's your outlook?

A. I'll be looking to position the fund more aggressively over the next few months. We're in an interest rate-cutting environment - with no signs of inflation - and I think the rate of decline within the technology sector will slow. It seems that business may be bottoming. As we see signs of fundamental improvement, I may add to the fund's technology positions, perhaps in the areas of semiconductors, storage and telecommunications.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to achieve capital appreciation by investing primarily in common stock of companies with above-average growth characteristics

Start date: November 22, 1983

Size: as of May 31, 2001, more than $13.9 billion

Manager: Jennifer Uhrig, since 1997; joined Fidelity in 1987

Jennifer Uhrig on shifting from defensive to offensive mode:

"The economy and the market have struggled over the past year, and many investors - myself included - have tried to cushion the volatility by investing in defensive areas such as consumer staples and defensive financials, including insurance stocks. As the Fed has aggressively cut interest rates, however, I've gradually been making the portfolio a bit more aggressive in anticipation of better economic times ahead.

"For example, I've added to the fund's investments in credit-sensitive financials such as Bank One, and market-sensitive finance stocks such as Citigroup. Bank One's credit-card business is susceptible to default risk, while Citigroup is sensitive not only to its credit-card business but to the financial markets as well. These companies could see significant benefits should the economy start to improve. Fannie Mae, on the other hand, was an example of a defensive financial stock. Its earnings are predictable for a variety of reasons, not the least of which is that mortgage default rates are typically low even during troubled times. On the other hand, this implies less earnings variability on the upside as well.

"As far as technology, my feeling was that the sector had corrected very deeply, and I wanted to be in position to take advantage of the upturn when it came. As such, I've slowly added to the fund's positions in semiconductor stocks - such as Taiwan Semiconductor and Chartered Semiconductor - and I'm also looking for opportunities in telecom and storage. While these are among the most volatile areas of technology - and it may take awhile before business improves - I suspect it's too late to play defense."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	5.9	2.6
General Electric Co.	4.4	3.5
Pfizer, Inc.	4.3	4.5
Intel Corp.	3.7	3.7
AOL Time Warner, Inc.	2.8	0.9
Eli Lilly & Co.	2.5	1.8
Cisco Systems, Inc.	1.8	4.3
International Business Machines Corp.	1.8	1.9
Merck & Co., Inc.	1.7	2.1
Home Depot, Inc.	1.5	0.7
	30.4
Top Five Market Sectors as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	28.3	33.3
Health Care	18.9	19.3
Consumer Discretionary	16.2	8.1
Financials	12.4	9.6
Industrials	8.8	7.0
Asset Allocation (% of fund's net assets)
As of May 31, 2001 *		As of November 30, 2000 **
	Stocks 97.3%		Stocks 95.6%
	Short-Term Investments and Net Other Assets 2.7%		Short-Term Investments and Net Other Assets 4.4%
* Foreign investments	5.7%	** Foreign investments	7.7%

Effective with this report, industry classifications follow the MSCI ®/S&P ® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 16.2%
Hotels, Restaurants & Leisure - 2.0%
Brinker International, Inc. (a)	1,754,600	$ 43,075
Darden Restaurants, Inc.	768,300	21,436
Harrah's Entertainment, Inc. (a)	1,045,300	38,227
McDonald's Corp.	2,517,000	76,215
Outback Steakhouse, Inc. (a)	618,500	17,627
Tricon Global Restaurants, Inc. (a)	1,531,300	69,980
Wendy's International, Inc.	488,900	12,051
		278,611
Household Durables - 1.4%
Black & Decker Corp.	539,250	21,381
D.R. Horton, Inc.	587,400	12,112
Lennar Corp.	344,600	12,750
Maytag Corp.	710,340	23,484
Nintendo Co. Ltd.	83,800	16,176
Pulte Corp.	604,100	24,406
Sony Corp.	1,122,600	87,675
		197,984
Leisure Equipment & Products - 0.7%
Hasbro, Inc.	1,451,600	21,774
Mattel, Inc.	4,335,600	77,174
		98,948
Media - 5.6%
AOL Time Warner, Inc. (a)	7,567,547	395,253
AT&T Corp. - Liberty Media Group Class A (a)	2,579,920	43,472
Clear Channel Communications, Inc. (a)	1,219,800	74,371
Comcast Corp. Class A (special) (a)	715,500	29,307
Cox Communications, Inc. Class A (a)	1,213,600	52,488
Fox Entertainment Group, Inc. Class A (a)	820,100	21,405
United Pan-Europe Communications NV sponsored ADR (a)	1,816,200	8,718
UnitedGlobalCom, Inc. Class A (a)	806,700	9,753
Viacom, Inc. Class B (non-vtg.) (a)	2,549,190	146,935
		781,702
Multiline Retail - 2.5%
Dillards, Inc. Class A	1,092,070	17,823
Family Dollar Stores, Inc.	467,500	12,997
Federated Department Stores, Inc. (a)	725,200	32,489
JCPenney Co., Inc.	553,400	11,572
Kmart Corp. (a)	4,751,800	53,600
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Sears, Roebuck & Co.	563,660	$ 22,479
Wal-Mart Stores, Inc.	3,715,400	192,272
		343,232
Specialty Retail - 4.0%
Abercrombie & Fitch Co. Class A (a)	1,197,200	49,361
AutoZone, Inc. (a)	1,476,200	48,818
Best Buy Co., Inc. (a)	1,010,720	53,720
Gap, Inc.	2,463,200	76,359
Home Depot, Inc.	4,339,850	213,911
Lowe's Companies, Inc.	556,400	38,686
O'Reilly Automotive, Inc. (a)	1,051,300	26,503
Toys 'R' Us, Inc. (a)	1,768,720	48,994
		556,352
TOTAL CONSUMER DISCRETIONARY		2,256,829
CONSUMER STAPLES - 6.5%
Beverages - 1.8%
Pepsi Bottling Group, Inc.	1,037,200	45,160
PepsiAmericas, Inc.	896,700	13,612
PepsiCo, Inc.	742,000	33,212
The Coca-Cola Co.	3,271,000	155,045
		247,029
Food & Drug Retailing - 1.3%
CVS Corp.	907,440	49,818
Rite Aid Corp. (a)	5,007,070	41,909
Walgreen Co.	2,365,550	95,071
		186,798
Food Products - 0.2%
Quaker Oats Co.	348,350	33,393
Household Products - 1.0%
Kimberly-Clark Corp.	835,400	50,500
Procter & Gamble Co.	1,342,440	86,238
		136,738
Personal Products - 0.8%
Gillette Co.	4,058,700	117,418
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - 1.4%
Philip Morris Companies, Inc.	3,677,400	$ 189,055
TOTAL CONSUMER STAPLES		910,431
ENERGY - 3.6%
Energy Equipment & Services - 3.6%
Baker Hughes, Inc.	1,386,630	54,633
BJ Services Co. (a)	816,170	61,213
Coflexip SA sponsored ADR	684,600	49,894
Global Industries Ltd. (a)	1,655,600	26,622
Halliburton Co.	1,097,400	51,292
National-Oilwell, Inc. (a)	1,378,300	47,551
Smith International, Inc. (a)	767,500	59,635
Stolt Offshore SA (a)	1,586,900	22,064
Transocean Sedco Forex, Inc.	692,550	37,017
Varco International, Inc. (a)	1,235,000	29,751
Weatherford International, Inc. (a)	1,173,800	66,167
		505,839
FINANCIALS - 12.4%
Banks - 2.9%
Bank of America Corp.	1,032,700	61,187
Bank of New York Co., Inc.	316,200	17,268
Bank One Corp.	5,104,200	202,126
FleetBoston Financial Corp.	2,112,340	87,852
Mellon Financial Corp.	828,900	37,980
		406,413
Diversified Financials - 6.8%
American Express Co.	3,421,412	144,110
Capital One Financial Corp.	728,900	47,459
Charles Schwab Corp.	2,762,100	51,927
Citigroup, Inc.	2,784,723	142,717
Daiwa Securities Group, Inc.	5,680,000	61,877
Fannie Mae	986,400	81,319
Freddie Mac	838,800	55,529
Goldman Sachs Group, Inc.	234,200	22,272
J.P. Morgan Chase & Co.	739,800	36,361
MBNA Corp.	439,700	15,856
Merrill Lynch & Co., Inc.	817,500	53,113
Moody's Corp.	234,300	7,516
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Morgan Stanley Dean Witter & Co.	717,200	$ 46,625
Nikko Securities Co. Ltd.	8,611,000	69,741
Nomura Securities Co. Ltd.	3,603,000	72,120
State Street Corp.	666,400	36,632
		945,174
Insurance - 2.7%
ACE Ltd.	437,800	16,965
AFLAC, Inc.	1,780,600	57,745
Allstate Corp.	223,900	10,080
American General Corp.	1,599,400	72,341
American International Group, Inc.	1,618,868	131,128
Marsh & McLennan Companies, Inc.	200,700	21,053
MBIA, Inc.	971,050	51,223
XL Capital Ltd. Class A	312,570	24,849
		385,384
TOTAL FINANCIALS		1,736,971
HEALTH CARE - 18.9%
Biotechnology - 4.1%
Abgenix, Inc. (a)	1,147,100	45,723
Affymetrix, Inc. (a)	1,032,100	40,510
Alkermes, Inc. (a)	1,001,800	30,324
Amgen, Inc. (a)	1,686,528	111,952
Genentech, Inc. (a)	965,500	48,323
Geneva Proteomics (a)(c)	664,000	4,980
Human Genome Sciences, Inc. (a)	1,362,400	90,395
Medarex, Inc. (a)	1,488,400	41,080
Millennium Pharmaceuticals, Inc. (a)	2,397,500	91,513
Protein Design Labs, Inc. (a)	691,160	51,291
QLT, Inc. (a)	346,000	7,306
		563,397
Health Care Equipment & Supplies - 1.0%
Bausch & Lomb, Inc.	689,700	32,623
Guidant Corp. (a)	1,436,400	53,937
Medtronic, Inc.	1,271,000	54,628
		141,188
Health Care Providers & Services - 1.8%
Cardinal Health, Inc.	839,450	60,432
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Health Management Associates, Inc. Class A (a)	794,500	$ 14,110
McKesson HBOC, Inc.	2,919,300	100,920
Tenet Healthcare Corp. (a)	1,614,400	73,439
		248,901
Pharmaceuticals - 12.0%
American Home Products Corp.	2,340,000	148,122
Bristol-Myers Squibb Co.	2,584,300	140,172
Cambridge Antibody Technology Group PLC (a)	906,876	34,397
Elan Corp. PLC sponsored ADR (a)	1,372,030	79,180
Eli Lilly & Co.	4,097,600	347,067
Johnson & Johnson	128,300	12,439
Merck & Co., Inc.	3,211,500	234,407
Pfizer, Inc.	14,060,925	603,073
Pharmacia Corp.	1,279,100	62,113
Watson Pharmaceuticals, Inc. (a)	263,300	15,824
		1,676,794
TOTAL HEALTH CARE		2,630,280
INDUSTRIALS - 8.8%
Aerospace & Defense - 0.4%
Goodrich Corp.	1,194,900	49,923
Airlines - 0.9%
AMR Corp. (a)	964,120	37,591
Continental Airlines, Inc. Class B (a)	675,500	33,214
Delta Air Lines, Inc.	561,900	26,758
Northwest Airlines Corp. (a)	1,228,400	33,388
		130,951
Commercial Services & Supplies - 0.4%
Automatic Data Processing, Inc.	714,000	38,370
DST Systems, Inc. (a)	235,100	12,496
		50,866
Construction & Engineering - 0.5%
Fluor Corp.	1,106,780	64,547
Electrical Equipment - 0.3%
Aura Systems, Inc. warrants 5/31/05 (a)	37	0
Mitsubishi Electric Corp.	8,297,000	46,446
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 4.7%
General Electric Co.	12,612,810	$ 618,028
Minnesota Mining & Manufacturing Co.	352,170	41,760
		659,788
Machinery - 0.4%
Eaton Corp.	529,500	41,407
Illinois Tool Works, Inc.	280,100	19,176
		60,583
Road & Rail - 1.2%
Burlington Northern Santa Fe Corp.	1,608,400	49,973
Canadian National Railway Co.	1,354,970	54,320
Union Pacific Corp.	1,141,350	65,628
		169,921
TOTAL INDUSTRIALS		1,233,025
INFORMATION TECHNOLOGY - 28.3%
Communications Equipment - 3.5%
Cisco Systems, Inc. (a)	12,796,600	246,463
Comverse Technology, Inc. (a)	767,300	44,503
McDATA Corp.:
Class A (a)	1,082,900	27,462
Class B	282,600	8,704
Nokia AB sponsored ADR	635,100	18,570
Nortel Networks Corp.	3,058,000	40,763
QUALCOMM, Inc. (a)	1,762,700	107,066
Tellium, Inc.	20,000	530
		494,061
Computers & Peripherals - 6.3%
Apple Computer, Inc. (a)	1,727,300	34,460
Compaq Computer Corp.	4,590,300	73,399
Dell Computer Corp. (a)	8,097,200	197,248
EMC Corp.	1,728,664	54,626
Gateway, Inc. (a)	1,332,400	22,251
Hewlett-Packard Co.	2,751,800	80,683
International Business Machines Corp.	2,186,200	244,417
Lexmark International, Inc. Class A (a)	1,128,500	69,956
Network Appliance, Inc. (a)	188,600	3,508
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
StorageNetworks, Inc.	656,500	$ 11,259
Sun Microsystems, Inc. (a)	5,270,100	86,799
		878,606
Electronic Equipment & Instruments - 1.3%
Agilent Technologies, Inc. (a)	948,670	31,818
Avnet, Inc.	1,181,800	29,120
Sanmina Corp. (a)	1,256,300	33,995
SCI Systems, Inc. (a)	2,408,900	56,874
Solectron Corp. (a)	1,136,100	24,506
		176,313
Internet Software & Services - 0.6%
Jupiter Media Metrix, Inc. (a)	663,100	1,028
Openwave Systems, Inc. (a)	869,000	33,309
VeriSign, Inc. (a)	1,000,612	56,535
		90,872
Semiconductor Equipment & Products - 8.6%
Altera Corp. (a)	1,010,450	24,251
Analog Devices, Inc. (a)	378,900	16,880
Applied Materials, Inc. (a)	1,962,100	97,968
Cabot Microelectronics Corp. (a)	324,400	20,846
Chartered Semiconductor Manufacturing Ltd. ADR (a)	1,359,900	38,485
Integrated Circuit Systems, Inc.	768,780	12,631
Integrated Device Technology, Inc. (a)	465,900	17,071
Intel Corp.	19,241,900	519,724
KLA-Tencor Corp. (a)	1,037,700	53,566
LAM Research Corp. (a)	1,525,700	42,140
Micron Technology, Inc. (a)	2,226,300	83,486
QLogic Corp. (a)	104,500	5,331
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,312,000	45,916
Teradyne, Inc. (a)	1,526,984	60,850
Texas Instruments, Inc.	3,736,400	127,486
Xilinx, Inc. (a)	747,300	30,826
		1,197,457
Software - 8.0%
Adobe Systems, Inc.	1,373,900	54,640
BEA Systems, Inc. (a)	471,000	16,899
Citrix Systems, Inc. (a)	571,100	13,649
Electronic Arts, Inc. (a)	653,700	38,496
Inktomi Corp. (a)	1,281,100	12,811
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Intuit, Inc. (a)	11,700	$ 375
Microsoft Corp. (a)	11,854,800	820,114
Oracle Corp. (a)	2,813,530	43,047
PeopleSoft, Inc. (a)	1,938,500	78,218
VERITAS Software Corp. (a)	594,002	39,151
		1,117,400
TOTAL INFORMATION TECHNOLOGY		3,954,709
MATERIALS - 0.5%
Chemicals - 0.5%
Dow Chemical Co.	1,250,700	44,788
Lyondell Chemical Co.	1,274,840	21,099
		65,887
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.0%
AT&T Corp.	3,249,300	68,788
SBC Communications, Inc.	1,504,077	64,751
TeraBeam Networks (c)	47,600	48
		133,587
Wireless Telecommunication Services - 0.8%
Nextel Communications, Inc. Class A (a)	1,839,990	29,293
Sprint Corp. - PCS Group Series 1 (a)	1,683,300	37,033
Vodafone Group PLC	18,980,507	49,121
		115,447
TOTAL TELECOMMUNICATION SERVICES		249,034
UTILITIES - 0.3%
Electric Utilities - 0.3%
AES Corp. (a)	830,900	37,723
TOTAL COMMON STOCKS (Cost $11,930,765)		13,580,728
Convertible Preferred Stocks - 0.0%
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (c) (Cost $1,250)	72,500	$ 290
Cash Equivalents - 2.9%
	Maturity Amount (000s)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 4.04%, dated 5/31/01 due 6/1/01	$ 8,221	8,220
	Shares
Fidelity Cash Central Fund, 4.23% (b)	371,847,381	371,847
Fidelity Securities Lending Cash Central Fund, 4.04% (b)	23,385,779	23,386
TOTAL CASH EQUIVALENTS (Cost $403,453)		403,453
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $12,335,468)		13,984,471
NET OTHER ASSETS - (0.2)%		(31,806)
NET ASSETS - 100%		$ 13,952,665
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies Series E	9/19/00	$ 1,250
Geneva Proteomics	7/7/00	$ 3,652
TeraBeam Networks	4/7/00	$ 179
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $8,643,762,000 and $7,999,929,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $531,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,318,000 or 0%
of net assets.

Income Tax Information

At May 31, 2001, the aggregate cost
of investment securities for income tax purposes was $12,485,589,000. Net unrealized appreciation aggregated $1,498,882,000, of which $2,513,013,000 related to appreciated investment securities and $1,014,131,000 related to depreciated investment securities.

The fund intends to elect to defer to its fiscal year ending November 30, 2001 approximately $156,852,000 of losses recognized during the period November 1, 2000 to November 30, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $22,699 and repurchase agreements of $8,220) (cost $12,335,468) - See accompanying schedule		$ 13,984,471
Cash		1
Foreign currency held at value (cost $215)		215
Receivable for investments sold		223,699
Receivable for fund shares sold		19,551
Dividends receivable		11,064
Interest receivable		1,426
Other receivables		112
Total assets		14,240,539
Liabilities
Payable for investments purchased	$ 216,978
Payable for fund shares redeemed	32,123
Accrued management fee	6,829
Distribution fees payable	6,159
Other payables and accrued expenses	2,399
Collateral on securities loaned, at value	23,386
Total liabilities		287,874
Net Assets		$ 13,952,665
Net Assets consist of:
Paid in capital		$ 13,582,578
Accumulated net investment loss		(21,452)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,257,528)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,649,067
Net Assets		$ 13,952,665

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($657,728 ÷ 12,143 shares)	$54.17
Maximum offering price per share (100/94.25 of $54.17)	$57.47
Class T: Net Asset Value and redemption price per share ($8,284,734 ÷ 151,218 shares)	$54.79
Maximum offering price per share (100/96.50 of $54.79)	$56.78
Class B: Net Asset Value and offering price per share ($2,104,700 ÷ 39,837 shares) A	$52.83
Class C: Net Asset Value and offering price per share ($862,168 ÷ 16,087 shares) A	$53.59
Institutional Class: Net Asset Value, offering price and redemption price per share ($2,043,335 ÷ 36,243 shares)	$56.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2001 (Unaudited)
Investment Income Dividends		$ 51,771
Interest		17,184
Security lending		318
Total income		69,273
Expenses
Management fee	$ 40,460
Transfer agent fees	14,321
Distribution fees	37,180
Accounting and security lending fees	522
Non-interested trustees' compensation	5
Custodian fees and expenses	149
Registration fees	268
Audit	55
Legal	44
Miscellaneous	15
Total expenses before reductions	93,019
Expense reductions	(2,294)	90,725
Net investment income (loss)		(21,452)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(949,778)
Foreign currency transactions	(205)	(949,983)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(210,048)
Assets and liabilities in foreign currencies	80	(209,968)
Net gain (loss)		(1,159,951)
Net increase (decrease) in net assets resulting from operations		$ (1,181,403)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Financial Highlights - Class A

Amounts in thousands	Six months ended May 31, 2001 (Unaudited)	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ (21,452)	$ (94,638)
Net realized gain (loss)	(949,983)	671,101
Change in net unrealized appreciation (depreciation)	(209,968)	(1,394,878)
Net increase (decrease) in net assets resulting from operations	(1,181,403)	(818,415)
Distributions to shareholders From net realized gain	(504,502)	(946,336)
In excess of net realized gain	(307,545)	-
Total distributions	(812,047)	(946,336)
Share transactions - net increase (decrease)	1,206,873	4,772,923
Total increase (decrease) in net assets	(786,577)	3,008,172
Net Assets
Beginning of period	14,739,242	11,731,070
End of period (including accumulated net investment loss of $21,452 and $0, respectively)	$ 13,952,665	$ 14,739,242

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

	Six months ended May 31, 2001	Years ended November 30,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996 F
Net asset value, beginning of period	$ 62.16	$ 69.26	$ 58.14	$ 51.69	$ 44.80	$ 39.47
Income from Investment Operations
Net investment income (loss) E	(.02)	(.26)	(.14)	(.13)	(.06)	.04
Net realized and unrealized gain (loss)	(4.52)	(1.18)	18.28	12.76	8.54	5.29
Total from investment operations	(4.54)	(1.44)	18.14	12.63	8.48	5.33
Less Distributions
From net investment income	-	-	-	(.03)	(.36)	-
From net realized gain	(2.14)	(5.66)	(7.02)	(6.15)	(1.23)	-
In excess of net realized gain	(1.31)	-	-	-	-	-
Total distributions	(3.45)	(5.66)	(7.02)	(6.18)	(1.59)	-
Net asset value, end of period	$ 54.17	$ 62.16	$ 69.26	$ 58.14	$ 51.69	$ 44.80
Total Return B, C	(7.71)%	(2.63)%	34.67%	28.21%	19.73%	13.50%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 658	$ 656	$ 403	$ 92	$ 29	$ 4
Ratio of expenses to average net assets	1.13% A	1.08%	1.09%	1.12%	1.32% G	1.52% A, D, G
Ratio of expenses to average net assets after expense reductions	1.09% A, H	1.06% H	1.08% H	1.10% H	1.30% H	1.50% A, H
Ratio of net investment income (loss) to average net assets	(.09)% A	(.37)%	(.23)%	(.26)%	(.12)%	.38% A
Portfolio turnover rate	120% A	99%	82%	122%	108%	76%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Limited in accordance with a state expense limitation.

E Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

F For the period September 3, 1996 (commencement of sale of Class A shares) to November 30, 1996.

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 62.88	$ 69.95	$ 58.59	$ 51.97	$ 44.81	$ 39.83
Income from Invest- ment Operations
Net investment income (loss) D	(.07)	(.41)	(.27)	(.21)	(.04)	.22
Net realized and unrealized gain (loss)	(4.57)	(1.19)	18.49	12.87	8.60	6.90
Total from investment operations	(4.64)	(1.60)	18.22	12.66	8.56	7.12
Less Distributions
From net investment income	-	-	-	-	(.17)	(.03)
From net realized gain	(2.14)	(5.47)	(6.86)	(6.04)	(1.23)	(2.11)
In excess of net realized gain	(1.31)	-	-	-	-	-
Total distributions	(3.45)	(5.47)	(6.86)	(6.04)	(1.40)	(2.14)
Net asset value, end of period	$ 54.79	$ 62.88	$ 69.95	$ 58.59	$ 51.97	$ 44.81
Total Return B, C	(7.79)%	(2.83)%	34.44%	28.00%	19.81%	19.00%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 8,285	$ 9,169	$ 8,047	$ 5,187	$ 4,206	$ 3,537
Ratio of expenses to average net assets	1.30% A	1.28%	1.29%	1.29%	1.31% E	1.36%
Ratio of expenses to average net assets after expense reductions	1.27% A, F	1.26% F	1.28% F	1.27% F	1.29% F	1.34% F
Ratio of net invest- ment income (loss) to average net assets	(.26)% A	(.57)%	(.43)%	(.41)%	(.08)%	.54%
Portfolio turnover rate	120% A	99%	82%	122%	108%	76%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 60.93	$ 68.19	$ 57.50	$ 51.41	$ 41.81
Income from Investment Operations
Net investment income (loss) D	(.23)	(.79)	(.60)	(.52)	(.32)
Net realized and unrealized gain (loss)	(4.42)	(1.11)	18.08	12.68	9.95
Total from investment operations	(4.65)	(1.90)	17.48	12.16	9.63
Less Distributions
From net realized gain	(2.14)	(5.36)	(6.79)	(6.07)	(.03)
In excess of net realized gain	(1.31)	-	-	-	-
Total distributions	(3.45)	(5.36)	(6.79)	(6.07)	(.03)
Net asset value, end of period	$ 52.83	$ 60.93	$ 68.19	$ 57.50	$ 51.41
Total Return B, C	(8.06)%	(3.37)%	33.69%	27.27%	23.05%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 2,105	$ 2,269	$ 1,396	$ 307	$ 71
Ratio of expenses to average net assets	1.90% A	1.84%	1.85%	1.88%	1.93% A, F
Ratio of expenses to average net assets after expense reductions	1.87% A, G	1.83% G	1.84% G	1.85% G	1.90% A, G
Ratio of net investment income (loss) to average net assets	(.86)% A	(1.14)%	(.98)%	(1.01)%	(.73)% A
Portfolio turnover rate	120% A	99%	82%	122%	108%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 31, 1996 (commencement of sale of Class B shares) to November 30, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 61.75	$ 69.07	$ 58.24	$ 51.95	$ 51.84
Income from Investment Operations
Net investment income (loss) D	(.22)	(.78)	(.60)	(.54)	(.02)
Net realized and unrealized gain (loss)	(4.49)	(1.13)	18.32	12.87	.13
Total from investment operations	(4.71)	(1.91)	17.72	12.33	.11
Less Distributions
From net realized gain	(2.14)	(5.41)	(6.89)	(6.04)	-
In excess of net realized gain	(1.31)	-	-	-	-
Total distributions	(3.45)	(5.41)	(6.89)	(6.04)	-
Net asset value, end of period	$ 53.59	$ 61.75	$ 69.07	$ 58.24	$ 51.95
Total Return B, C	(8.05)%	(3.34)%	33.72%	27.30%	0.21%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 862	$ 901	$ 436	$ 64	$ 1
Ratio of expenses to average net assets	1.86% A	1.81%	1.82%	1.89%	1.95% A, F
Ratio of expenses to average net assets after expense reductions	1.82% A, G	1.80% G	1.81% G	1.86% G	1.89% A, G
Ratio of net investment income (loss) to average net assets	(.82)% A	(1.11)%	(.96)%	(1.03)%	(.82)% A
Portfolio turnover rate	120% A	99%	82%	122%	108%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to November 30, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 64.43	$ 71.49	$ 59.71	$ 52.86	$ 45.52	$ 40.39
Income from Invest- ment Operations
Net investment income (loss) D	.08	(.05)	.05	.06	.22	.45
Net realized and unrealized gain (loss)	(4.68)	(1.24)	18.86	13.08	8.72	7.00
Total from investment operations	(4.60)	(1.29)	18.91	13.14	8.94	7.45
Less Distributions
From net investment income	-	-	-	(.05)	(.37)	(.21)
From net realized gain	(2.14)	(5.77)	(7.13)	(6.24)	(1.23)	(2.11)
In excess of net realized gain	(1.31)	-	-	-	-	-
Total distributions	(3.45)	(5.77)	(7.13)	(6.29)	(1.60)	(2.32)
Net asset value, end of period	$ 56.38	$ 64.43	$ 71.49	$ 59.71	$ 52.86	$ 45.52
Total Return B, C	(7.52)%	(2.33)%	35.16%	28.67%	20.46%	19.68%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 2,043	$ 1,745	$ 1,448	$ 1,088	$ 1,032	$ 1,324
Ratio of expenses to average net assets	.76% A	.77%	.78%	.76%	.77%	.79%
Ratio of expenses to average net assets after expense reductions	.73% A, E	.75% E	.77% E	.74% E	.75% E	.77% E
Ratio of net investment income (loss) to average net assets	.28% A	(.06)%	.08%	.12%	.46%	1.11%
Portfolio turnover rate	120% A	99%	82%	122%	108%	76%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Equity Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, contingent interest, net operating losses, capital loss carryforwards, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's schedule of investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares, except for the Institutional Class (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00% *
Class C	1.00% *

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 803,000	$ 7,000
Class T	21,323,000	232,000
Class B	10,721,000	8,052,000
Class C	4,333,000	1,662,000
	$ 37,180,000	$ 9,953,000

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 859,000	$ 379,000
Class T	1,356,000	392,000
Class B	3,067,000	3,067,000 *
Class C	174,000	174,000 *
	$ 5,456,000	$ 4,012,000

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC :

	Amount	% of Average Net Assets
Class A	$ 846,000	.27 *
Class T	8,069,000	.19 *
Class B	2,959,000	.28 *
Class C	1,011,000	.24 *
Institutional Class	1,436,000	.16 *
	$ 14,321,000

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

Certain security trades were directed to brokers who paid $2,268,000 of the fund's expenses. In addition through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period credits reduced the fund's custody expenses by $24,000. During the period credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1,000
Institutional Class	1,000
$ 2,000

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Amounts in thousands	Six months ended May 31, 2001	Year ended November 30, 2000
From net realized gain
Class A	$ 22,939	$ 34,488
Class T	312,029	642,707
Class B	80,145	114,510
Class C	31,365	36,735
Institutional Class	58,024	117,896
Total	$ 504,502	$ 946,336
In excess of net realized gain
Class A	$ 13,984	$ -
Class T	190,213	-
Class B	48,856	-
Class C	19,120	-
Institutional Class	35,372	-
Total	$ 307,545	$ -
	$ 812,047	$ 946,336

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Amounts in thousands	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2001	2000	2001	2000

Class A Shares sold	2,816	6,947	$ 156,444	$ 496,472
Reinvestment of distributions	588	478	34,416	32,062
Shares redeemed	(1,809)	(2,698)	(98,958)	(191,359)
Net increase (decrease)	1,595	4,727	$ 91,902	$ 337,175
Class T Shares sold	21,549	58,339	$ 1,214,740	$ 4,221,880
Reinvestment of distributions	7,976	8,957	472,331	608,732
Shares redeemed	(24,114)	(36,538)	(1,343,340)	(2,633,837)
Net increase (decrease)	5,411	30,758	$ 343,731	$ 2,196,775
Class B Shares sold	4,535	19,122	$ 248,124	$ 1,344,353
Reinvestment of distributions	2,004	1,553	114,701	102,838
Shares redeemed	(3,941)	(3,913)	(209,481)	(274,459)
Net increase (decrease)	2,598	16,762	$ 153,344	$ 1,172,732
Class C Shares sold	3,034	9,763	$ 169,031	$ 696,138
Reinvestment of distributions	710	454	41,223	30,441
Shares redeemed	(2,244)	(1,949)	(122,133)	(137,736)
Net increase (decrease)	1,500	8,268	$ 88,121	$ 588,843
Institutional Class Shares sold	13,531	14,181	$ 772,816	$ 1,026,863
Reinvestment of distributions	1,267	1,366	77,017	94,633
Shares redeemed	(5,637)	(8,716)	(320,058)	(644,098)
Net increase (decrease)	9,161	6,831	$ 529,775	$ 477,398

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

Jennifer Uhrig, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Michael Cook*

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

* Independent trustees

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

EPGI-SANN-0701 138797
1.704748.103

(Fidelity Investment logo)(registered trademark)

Fidelity Logo (Registered Trademark)

Fidelity® Advisor

Equity Income
Fund - Class A, Class T, Class B and Class C

Semiannual Report

May 31, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Equity Income Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after September 3, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and September 3, 1996 are those of Class T and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Adv Equity Income - CL A	9.82%	15.85%	86.57%	304.77%
Fidelity Adv Equity Income - CL A (incl. 5.75% sales charge)	3.50%	9.19%	75.84%	281.49%
Russell 3000® Value	6.92%	9.05%	102.13%	319.85%
Equity Income Funds Average	4.44%	5.94%	75.80%	231.34%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months ,one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return, over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Russell 3000® Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. To measure how Class A's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 243 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Equity Income - CL A	15.85%	13.28%	15.01%
Fidelity Adv Equity Income - CL A (incl. 5.75% sales charge)	9.19%	11.95%	14.33%
Russell 3000 Value	9.05%	15.11%	15.43%
Equity Income Funds Average	5.94%	11.74%	12.46%

Average annual total returns take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Equity Income Fund - Class A on May 31, 1991, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 2001, the value of the investment would have grown to $38,149 - a 281.49% increase on the initial investment. For comparison, look at how the Russell 3000 Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $41,985 - a 319.85% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper equity income funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalizations. As of May 31, 2001, the six month, one year, five year, and 10 year cumulative total returns for the equity income funds average were 5.25%, 7.04%, 73.03%, and 227.46%, respectively; and the one year, five year, and 10 year average annual total returns were, 7.04% 11.44%, and 12.44%, respectively.

Semiannual Report

Fidelity Advisor Equity Income Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class T shares took place on September 10, 1992. Class T shares bear a 0.50% 12b-1 fee (0.65% prior to January 1, 1996) that is reflected in returns after September 10, 1992. Returns prior to that date are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Equity Income - CL T	9.67%	15.60%	85.54%	302.53%
Fidelity Adv Equity Income - CL T (incl. 3.50% sales charge)	5.84%	11.55%	79.04%	288.44%
Russell 3000 Value	6.92%	9.05%	102.13%	319.85%
Equity Income Funds Average	4.44%	5.94%	75.80%	231.34%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return, over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Russell 3000 Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. To measure how Class T's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 243 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 7 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Equity Income - CL T	15.60%	13.16%	14.94%
Fidelity Adv Equity Income - CL T (incl. 3.50% sales charge)	11.55%	12.35%	14.53%
Russell 3000 Value	9.05%	15.11%	15.43%
Equity Income Funds Average	5.94%	11.74%	12.46%

Average annual total returns take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Income Fund - Class T on May 31, 1991, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 2001, the value of the investment would have grown to $38,844 - a 288.44% increase on the initial investment. For comparison, look at how the Russell 3000 Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $41,985 - a 319.85% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper equity income funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalizations. As of May 31, 2001, the six month, one year, five year, and 10 year cumulative total returns for the equity income funds average were 5.25%, 7.04%, 73.03%, and 227.46%, respectively; and the one year, five year, and 10 year average annual total returns were 7.04%, 11.44%, and 12.44%, respectively.

Semiannual Report

Fidelity Advisor Equity Income Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 1.00% 12b-1 fee that is reflected in returns after June 30, 1994. Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T, and reflect Class T shares' prior 0.65% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charge included in the past six months, past one year, past five years, and past 10 years total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Equity Income - CL B	9.44%	14.99%	80.79%	289.35%
Fidelity Adv Equity Income - CL B (incl. contingent deferred sales charge)	4.55%	9.99%	78.79%	289.35%
Russell 3000 Value	6.92%	9.05%	102.13%	319.85%
Equity Income Funds Average	4.44%	5.94%	75.80%	231.34%

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return, over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Russell 3000 Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. To measure how Class B's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 243 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 9 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Equity Income - CL B	14.99%	12.57%	14.56%
Fidelity Adv Equity Income - CL B (incl. contingent deferred sales charge)	9.99%	12.32%	14.56%
Russell 3000 Value	9.05%	15.11%	15.43%
Equity Income Funds Average	5.94%	11.74%	12.46%

Average annual total returns take Class B's cumulative return and shows you what would have happened if Class B had performed at a constant rate each year.

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Income Fund - Class B on May 31, 1991. As the chart shows, by May 31, 2001, the value of the investment, would have grown to $38,935 - a 289.35% increase on the initial investment. For comparison, look at how the Russell 3000 Value Index did over the same period. With dividends, and capital gains, if any, reinvested, the same $10,000 investment would have grown to $41,985 - a 319.85% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper equity income funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalizations. As of May 31, 2001, the six month, one year, five year, and 10 year cumulative total returns for the equity income funds average were 5.25%, 7.04%, 73.03%, and 227.46%, respectively; and the one year, five year, and 10 year average annual total returns were 7.04%, 11.44%, and 12.44%, respectively.

Semiannual Report

Fidelity Advisor Equity Income Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns between June 30, 1994 (the date Class B shares were first offered) and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T shares, and reflect Class T shares' prior 0.65% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charges included in the past six months, past one year, past five years and past 10 years total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Equity Income - CL C	9.47%	15.06%	80.69%	289.13%
Fidelity Adv Equity Income - CL C (incl. contingent deferred sales charge)	8.49%	14.06%	80.69%	289.13%
Russell 3000 Value	6.92%	9.05%	102.13%	319.85%
Equity Income Funds Average	4.44%	5.94%	75.80%	231.34%

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return, over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Russell 3000 Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. To measure how Class C's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 243 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 11 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Equity Income - CL C	15.06%	12.56%	14.55%
Fidelity Adv Equity Income - CL C (incl. contingent deferred sales charge)	14.06%	12.56%	14.55%
Russell 3000 Value	9.05%	15.11%	15.43%
Equity Income Funds Average	5.94%	11.74%	12.46%

Average annual total returns take Class C's cumulative return and shows you what would have happened if Class C had performed at a constant rate each year.

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Income Fund - Class C on May 31, 1991. As the chart shows, by May 31, 2001, the value of the investment, would have grown to $38,913 - a 289.13% increase on the initial investment. For comparison, look at how the Russell 3000 Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $41,985 - a 319.85% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper equity income funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalizations. As of May 31, 2001, the six month, one year, five year, and 10 year cumulative total returns for the equity income funds average were 5.25%, 7.04%, 73.03%, and 227.46%, respectively; and the one year, five year, and 10 year average annual total returns were 7.04%, 11.44%, and 12.44%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Concerns about a prolonged period of weakness in the U.S. economy cast a pall over most major equity markets during the six-month period that ended May 31, 2001. The effects of 2000's interest-rate hikes, combined with soaring energy costs, slowing productivity and rising labor costs, applied persistent downward pressure on corporate profits, threatening the viability of economic expansion. The earnings squeeze was particularly severe in the technology sector, which suffered from a sharp falloff in capital spending - the source of economic growth in recent years - induced by excess capacity and a scarcity of available funding. The tech-laden NASDAQ Composite® Index finished the period securely in the red, down 18.65%. The sector also had a heavy influence on the direction of the Standard & Poor's 500SM Index, which fell 3.90%. The Federal Reserve Board responded rapidly to the economic slowdown by aggressively unwinding its previous tightening cycle with a total of five half-point interest-rate cuts during the first five months of 2001. However, despite snapbacks in January and April, these actions weren't enough to spur sustained buying by tech-weary investors, who preferred to wait for earnings to respond first. Much of the buying remained focused on value stocks and more defensive holdings in less volatile areas of the market. The tried and true blue chips of the Dow Jones Industrial AverageSM received considerable attention, rising 5.61%. Most stocks finished the period on an up note, as many market participants expected a federal tax-cut stimulus to improve earnings expectations.

(Portfolio Manager photograph)
An interview with Bob Chow, Portfolio Manager of Fidelity Advisor Equity Income Fund

Q. How did the fund perform, Bob?

A. Quite well. For the six-month period that ended May 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned 9.82%, 9.67%, 9.44% and 9.47%, respectively. In comparison, the Russell 3000® Value Index returned 6.92% and the equity income funds average tracked by Lipper Inc. returned 4.44% during the same period. For the 12 months that ended May 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned 15.85%, 15.60%, 14.99% and 15.06%, respectively, while the Russell 3000 Value Index returned 9.05% and the Lipper peer group returned 5.94%.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What helped the fund outperform its index and peer group during the past six months?

A. I made a few decisions during 2000 that paid dividends in 2001. First, increasing the fund's exposure to cyclical stocks - or those that tend to outperform in expectation of an economic recovery - helped as investors anticipated that the domestic economy had reached a low point. Owning cyclical stocks in the consumer sector, such as retailers Federated Department Stores and Best Buy, that appreciated sharply, was beneficial. The fund also got a boost from my decision to increase the fund's exposure to cyclicals in the information technology sector, such as Varian Semiconductor and Teradyne, which appreciated roughly 120% and 40%, respectively. Additionally, my overall decision to own more mid- and small-cap stocks - which had been out of favor for years - provided a lift as the market broadened and investors began to appreciate undervalued companies outside the large-cap universe. By the same token, not owning big positions in larger companies that depreciated in price, such as Procter & Gamble and Johnson & Johnson, boosted the fund's performance relative to the index and peer group.

Q. What other strategies did you pursue?

A. I did a number of things. I continued to increase the number of holdings in the fund, emphasizing mid- and small-cap companies. At period end, the fund held many more stocks than it owned six months ago. While owning smaller-cap companies enhanced fund performance during the past six months, I believed that this trend could continue. Additionally, in a market environment where fundamentals across many sectors were volatile, I mitigated the portfolio's risk by owning smaller individual stock positions. Further, I achieved my target level for cyclical exposure, which made up between 30%-40% of the fund's assets at period end. At the same time, I reduced the fund's exposure to the retail sector because, in many cases, these stocks had moved sharply higher and it became hard to justify owning them with such lofty valuations. Elsewhere, I remained unconvinced that tech stocks had reached a turning point in their downslide. There's still too much capacity in that sector that needs to be utilized before this group recovers. However, I opportunistically bought and sold stocks in some areas, such as semiconductors, to capitalize on the sector's volatility.

Q. What specific stocks were top performers? Which disappointed?

A. Varian Semiconductor, the fund's top performer, benefited from the cyclical upswing in semiconductor stocks. Investors also began to better appreciate retail stocks, helping Staples and May Department Stores to perform well. On the down side, overall weakness in the telecommunication services sector hurt shares of SBC Communications, the fund's biggest detractor. Schering-Plough, Bristol-Myers Squibb and Merck all suffered from selling pressure among large-cap drug stocks after a sustained period of strong performance.

Q. What's your outlook, Bob?

A. I'm comfortable with the fund's positioning. By emphasizing mid-cap companies, the fund may benefit from the relative earnings growth these stocks historically deliver as the economy emerges from a slowdown. In terms of our cyclical exposure, I'm less optimistic the fund will benefit from the same explosive rate of return it recently experienced in these stocks. I'm also closely watching the California economy, which is larger than that of most countries, and where the current lack of adequate electricity supply and rolling blackouts could have a negative impact. Additionally, other factors there - Internet profitability concerns, a weakened job market and a slowdown in exporting - cannot be ignored. For these reasons, I'm being careful not to own companies overly exposed to California's economy.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks to maintain a yield that exceeds the composite dividend yield of the S&P 500; also considers the potential for achieving capital appreciation

Start date: April 25, 1983

Size: as of May 31, 2001, more than $3.6 billion

Manager: Bob Chow, since 1996; joined Fidelity in 1989

Bob Chow on "relative-itis":

"In recent years, there has been a growing trend to overemphasize comparisons of mutual fund returns and sector holdings to various stock indices. I have found this overemphasis on relative performance and relative sector weightings - or ´relative-itis' - to be disturbing.

"Too often, such comparisons are exaggerated to the point where investors can be confused, and perhaps misled, into thinking positively about an otherwise poor absolute fund return. For instance, if a fund's return is -10% for a specific period, and its benchmark fell 15% during the same period, how can anyone call that a victory? Overemphasizing this benchmark comparison only helps ´justify' a poor situation, clouding the fact that an investor in the fund still lost money.

"The underlying implication of this ´relative-itis' is the false assumption that the benchmark is always going to outperform. Rather, what is more important is the absolute return of a fund and how much money shareholders have at the end of the day. I want to own stocks because there's a compelling reason to own them, not because they're included in an index. Fund managers who tend to put too much focus on tying a fund's weighting to a benchmark like a security blanket, particularly in a down market, may live to regret it. For the one-year period through May, for example, the S&P 500® index was down 10.55%. Keeping similar sector weightings to this poor-performing benchmark during this time may have kept a fund's relative performance in line, but it still would have cost shareholders money."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.9	4.6
Citigroup, Inc.	2.4	2.0
Chevron Corp.	2.1	2.7
SBC Communications, Inc.	1.9	1.8
Bowater, Inc.	1.8	2.7
Fannie Mae	1.7	1.5
BellSouth Corp.	1.6	0.9
Philip Morris Companies, Inc.	1.5	1.3
J.P. Morgan Chase & Co.	1.5	0.9
BP PLC sponsored ADR	1.5	1.5
	19.9
Top Five Market Sectors as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.1	20.1
Consumer Discretionary	14.8	11.0
Industrials	13.6	11.9
Energy	10.6	11.5
Materials	8.6	9.2
Asset Allocation (% of fund's net assets)
As of May 31, 2001 *		As of November 30, 2000 **
	Stocks 95.3%		Stocks 95.8%
	Short-Term Investments and Net Other Assets 4.7%		Short-Term Investments and Net Other Assets 4.2%
* Foreign investments	3.8%	** Foreign investments	3.7%

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 1.6%
Cooper Tire & Rubber Co.	600,000	$ 7,890
Dana Corp.	380,000	8,178
Johnson Controls, Inc.	300,000	21,120
TRW, Inc.	460,000	19,946
		57,134
Automobiles - 0.3%
Ford Motor Co.	489,489	11,919
Hotels Restaurants & Leisure - 2.8%
Hilton Hotels Corp.	520,000	6,443
Mandalay Resort Group (a)	800,000	20,232
McDonald's Corp.	1,300,000	39,364
MGM Mirage, Inc. (a)	600,000	18,864
Outback Steakhouse, Inc. (a)	300,000	8,550
Six Flags, Inc. (a)	400,000	9,000
		102,453
Household Durables - 1.7%
Black & Decker Corp.	240,000	9,516
Leggett & Platt, Inc.	1,100,000	24,112
Tupperware Corp.	700,000	16,002
Whirlpool Corp.	200,000	12,578
		62,208
Internet & Catalog Retail - 0.3%
Land's End, Inc. (a)	280,000	10,046
Leisure Equipment & Products - 0.4%
Callaway Golf Co.	280,000	6,359
Mattel, Inc.	500,000	8,900
		15,259
Media - 2.7%
Gannett Co., Inc.	360,000	23,861
The New York Times Co. Class A	460,000	19,361
Tribune Co.	800,000	34,344
Viacom, Inc. Class B (non-vtg.) (a)	180,000	10,375
Walt Disney Co.	280,000	8,854
		96,795
Multiline Retail - 1.2%
Dollar General Corp.	300,000	5,625
Federated Department Stores, Inc. (a)	340,000	15,232
Target Corp.	200,000	7,560
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
The May Department Stores Co.	220,000	$ 7,194
Wal-Mart Stores, Inc.	180,000	9,315
		44,926
Specialty Retail - 3.4%
Best Buy Co., Inc. (a)	40,000	2,126
Claire's Stores, Inc.	920,000	16,569
Gap, Inc.	560,000	17,360
Home Depot, Inc.	300,000	14,787
Intimate Brands, Inc. Class A	1,000,000	15,140
Jo-Ann Stores, Inc. Class B (non-vtg.) (a)	720,000	2,038
Office Depot, Inc. (a)	1,200,000	10,968
Pacific Sunwear of California, Inc. (a)	97,200	2,236
Regis Corp.	600,000	11,544
Staples, Inc. (a)	1,600,000	23,200
TJX Companies, Inc.	200,000	6,692
		122,660
Textiles & Apparel - 0.4%
Liz Claiborne, Inc.	300,000	15,531
TOTAL CONSUMER DISCRETIONARY		538,931
CONSUMER STAPLES - 8.1%
Beverages - 1.1%
Adolph Coors Co. Class B	200,000	10,380
Diageo PLC	2,000,000	21,552
The Coca-Cola Co.	180,000	8,532
		40,464
Food & Drug Retailing - 0.7%
Albertson's, Inc.	540,000	15,498
Kroger Co. (a)	360,000	8,978
		24,476
Food Products - 2.6%
Hershey Foods Corp.	240,000	14,554
Kellogg Co.	1,300,000	34,736
Unilever NV (NY Shares)	600,000	33,354
Wm. Wrigley Jr. Co.	220,000	10,567
		93,211
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Household Products - 1.4%
Colgate-Palmolive Co.	280,000	$ 15,859
Kimberly-Clark Corp.	460,000	27,807
Procter & Gamble Co.	140,000	8,994
		52,660
Personal Products - 0.8%
Avon Products, Inc.	220,000	9,627
Gillette Co.	640,000	18,515
		28,142
Tobacco - 1.5%
Philip Morris Companies, Inc.	1,100,000	56,551
TOTAL CONSUMER STAPLES		295,504
ENERGY - 10.6%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	500,000	19,700
Diamond Offshore Drilling, Inc.	300,000	11,883
Halliburton Co.	760,000	35,522
Schlumberger Ltd. (NY Shares)	280,000	17,648
		84,753
Oil & Gas - 8.3%
BP PLC sponsored ADR	1,000,000	53,390
Chevron Corp.	800,000	76,840
Exxon Mobil Corp.	1,600,000	141,998
Royal Dutch Petroleum Co. (NY Shares)	140,000	8,537
Tosco Corp.	400,000	19,976
		300,741
TOTAL ENERGY		385,494
FINANCIALS - 22.1%
Banks - 8.2%
Bank of America Corp.	845,900	50,120
Bank of New York Co., Inc.	640,000	34,950
Bank One Corp.	920,000	36,432
Comerica, Inc.	500,000	28,450
First Union Corp.	260,000	8,385
FleetBoston Financial Corp.	860,000	35,767
Mellon Financial Corp.	800,000	36,656
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Banks - continued
PNC Financial Services Group, Inc.	260,000	$ 18,005
U.S. Bancorp	460,000	10,258
Wells Fargo & Co.	860,000	40,489
		299,512
Diversified Financials - 9.9%
American Express Co.	500,000	21,060
Charles Schwab Corp.	560,000	10,528
Citigroup, Inc.	1,700,000	87,125
Fannie Mae	740,000	61,006
Freddie Mac	500,000	33,100
Household International, Inc.	260,000	17,072
J.P. Morgan Chase & Co.	1,100,000	54,065
Lehman Brothers Holdings, Inc.	60,000	4,297
Merrill Lynch & Co., Inc.	440,000	28,587
Morgan Stanley Dean Witter & Co.	640,000	41,606
		358,446
Insurance - 2.8%
American General Corp.	420,000	18,997
American International Group, Inc.	540,000	43,740
Hartford Financial Services Group, Inc.	220,000	14,894
MBIA, Inc.	180,000	9,495
The Chubb Corp.	200,000	15,070
		102,196
Real Estate - 1.2%
Apartment Investment & Management Co. Class A	400,000	18,348
Duke-Weeks Realty Corp.	300,000	7,008
Equity Office Properties Trust	600,000	17,460
		42,816
TOTAL FINANCIALS		802,970
HEALTH CARE - 6.3%
Health Care Equipment & Supplies - 1.3%
Bausch & Lomb, Inc.	200,000	9,460
Becton, Dickinson & Co.	460,000	15,792
Boston Scientific Corp. (a)	260,000	4,503
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
C.R. Bard, Inc.	166,200	$ 9,382
Guidant Corp. (a)	260,000	9,763
		48,900
Health Care Providers & Services - 0.3%
Tenet Healthcare Corp. (a)	240,000	10,918
Pharmaceuticals - 4.7%
Abbott Laboratories	240,000	12,475
Bristol-Myers Squibb Co.	580,000	31,459
Eli Lilly & Co.	440,000	37,268
Johnson & Johnson	300,000	29,085
Merck & Co., Inc.	460,000	33,575
Schering-Plough Corp.	600,000	25,170
		169,032
TOTAL HEALTH CARE		228,850
INDUSTRIALS - 13.6%
Aerospace & Defense - 1.3%
Boeing Co.	240,000	15,094
Honeywell International, Inc.	300,000	14,520
United Technologies Corp.	220,000	18,328
		47,942
Air Freight & Couriers - 0.2%
United Parcel Service, Inc. Class B	100,000	5,945
Airlines - 0.7%
Alaska Air Group, Inc. (a)	300,000	8,619
AMR Corp. (a)	240,000	9,358
Delta Air Lines, Inc.	200,000	9,524
		27,501
Building Products - 0.5%
USG Corp.	140,000	1,170
York International Corp.	520,000	18,330
		19,500
Commercial Services & Supplies - 1.0%
IMS Health, Inc.	300,000	8,694
Pitney Bowes, Inc.	440,000	17,398
Waste Management, Inc.	320,000	8,954
		35,046
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.3%
Fluor Corp.	220,000	$ 12,830
Industrial Conglomerates - 2.1%
General Electric Co.	660,000	32,340
Minnesota Mining & Manufacturing Co.	80,000	9,486
Textron, Inc.	300,000	17,283
Tyco International Ltd.	280,000	16,086
		75,195
Machinery - 4.0%
Cummins, Inc.	240,000	10,164
Eaton Corp.	380,000	29,716
Illinois Tool Works, Inc.	200,000	13,692
Ingersoll-Rand Co.	440,000	21,714
Kennametal, Inc.	1,005,818	35,334
Navistar International Corp. (a)	600,000	17,454
PACCAR, Inc.	200,000	9,604
UNOVA, Inc. (a)	1,400,000	7,070
		144,748
Road & Rail - 3.5%
Burlington Northern Santa Fe Corp.	1,100,000	34,177
CNF, Inc.	640,000	20,390
CSX Corp.	400,000	14,880
Norfolk Southern Corp.	700,000	15,519
Union Pacific Corp.	580,000	33,350
USFreightways Corp.	259,800	7,373
		125,689
TOTAL INDUSTRIALS		494,396
INFORMATION TECHNOLOGY - 5.2%
Communications Equipment - 0.4%
Lucent Technologies, Inc.	260,000	2,049
Motorola, Inc.	500,000	7,350
Nortel Networks Corp.	260,000	3,466
		12,865
Computers & Peripherals - 2.0%
Compaq Computer Corp.	740,000	11,833
Dell Computer Corp. (a)	300,000	7,308
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hewlett-Packard Co.	640,000	$ 18,765
International Business Machines Corp.	320,000	35,776
		73,682
Electronic Equipment & Instruments - 0.5%
Arrow Electronics, Inc. (a)	140,000	3,525
Avnet, Inc.	600,000	14,784
		18,309
IT Consulting & Services - 0.5%
Computer Sciences Corp. (a)	420,000	17,636
Semiconductor Equipment & Products - 1.5%
Axcelis Technologies, Inc.	100,000	1,486
Micron Technology, Inc. (a)	320,000	12,000
National Semiconductor Corp. (a)	340,000	9,017
Teradyne, Inc. (a)	360,000	14,346
Texas Instruments, Inc.	180,000	6,142
Varian Semiconductor Equipment Associates, Inc. (a)	320,000	12,662
		55,653
Software - 0.3%
Computer Associates International, Inc.	300,000	8,508
TOTAL INFORMATION TECHNOLOGY		186,653
MATERIALS - 8.6%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	400,000	18,708
E.I. du Pont de Nemours and Co.	320,000	14,848
IMC Global, Inc.	600,000	6,654
International Flavors & Fragrances, Inc.	100,000	2,625
Monsanto Co.	240,000	8,520
Olin Corp.	760,000	14,296
Praxair, Inc.	380,000	19,110
		84,761
Construction Materials - 0.3%
Vulcan Materials Co.	180,000	9,734
Containers & Packaging - 0.8%
Ball Corp.	381,398	18,116
Temple-Inland, Inc.	180,000	9,560
		27,676
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - 2.2%
Alcoa, Inc.	840,000	$ 36,246
Newmont Mining Corp.	700,000	14,343
Phelps Dodge Corp.	670,700	30,316
		80,905
Paper & Forest Products - 3.0%
Boise Cascade Corp.	240,000	8,460
Bowater, Inc.	1,358,000	65,456
Mead Corp.	460,000	13,340
Potlatch Corp.	240,000	8,251
Weyerhaeuser Co.	260,000	14,875
		110,382
TOTAL MATERIALS		313,458
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 5.2%
AT&T Corp.	700,000	14,819
BellSouth Corp.	1,400,000	57,722
Qwest Communications International, Inc.	200,000	7,348
SBC Communications, Inc.	1,600,000	68,880
Sprint Corp. - FON Group	300,000	6,093
Verizon Communications	600,000	32,910
		187,772
UTILITIES - 0.8%
Electric Utilities - 0.7%
AES Corp. (a)	180,000	8,172
DPL, Inc.	560,000	16,128
		24,300
Gas Utilities - 0.1%
El Paso Corp.	100,000	6,090
TOTAL UTILITIES		30,390
TOTAL COMMON STOCKS (Cost $2,820,559)		3,464,418
Convertible Preferred Stocks - 0.0%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
J.N. Taylor Holdings Ltd. 9.5% (Cost $235)	50,000	$ 0
Cash Equivalents - 4.7%

Fidelity Cash Central Fund, 4.23% (b)	167,516,242	167,516
Fidelity Securities Lending Cash Central Fund, 4.04% (b)	1,705,900	1,706
TOTAL CASH EQUIVALENTS (Cost $169,222)		169,222
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,990,016)		3,633,640
NET OTHER ASSETS - 0.0%		272
NET ASSETS - 100%		$ 3,633,912
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,204,617,000 and $1,193,514,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $144,000 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loan was outstanding amounted to $2,277,000. The weighted average interest rate was 5.21%.

Income Tax Information

At May 31, 2001, the aggregate cost of investment securities for income tax purposes was $2,992,728,000. Net unrealized appreciation aggregated $640,912,000, of which $760,577,000 related to appreciated investment securities and $119,665,000 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,379) (cost $2,990,016) - See accompanying schedule		$ 3,633,640
Receivable for investments sold		37,903
Receivable for fund shares sold		7,281
Dividends receivable		6,997
Interest receivable		472
Other receivables		2
Total assets		3,686,295
Liabilities
Payable for investments purchased	$ 24,449
Payable for fund shares redeemed	22,220
Accrued management fee	1,438
Distribution fees payable	1,625
Other payables and accrued expenses	945
Collateral on securities loaned, at value	1,706
Total liabilities		52,383
Net Assets		$ 3,633,912
Net Assets consist of:
Paid in capital		$ 2,928,109
Undistributed net investment income		5,934
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		56,241
Net unrealized appreciation (depreciation) on investments		643,628
Net Assets		$ 3,633,912

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($281,127 ÷ 10,883 shares)	$25.83
Maximum offering price per share (100/94.25 of $25.83)	$27.41
Class T: Net Asset Value and redemption price per share ($2,114,329 ÷ 81,005 shares)	$26.10
Maximum offering price per share (100/96.50 of $26.10)	$27.05
Class B: Net Asset Value and offering price per share ($728,640 ÷ 28,116 shares)A	$25.92
Class C: Net Asset Value and offering price per share ($111,465 ÷ 4,296 shares) A	$25.95
Institutional Class: Net Asset Value, offering price and redemption price per share ($398,351 ÷ 15,095 shares)	$26.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2001 (Unaudited)
Investment Income Dividends		$ 29,169
Interest		2,561
Security lending		14
Total income		31,744
Expenses
Management fee	$ 8,199
Transfer agent fees	3,484
Distribution fees	9,220
Accounting and security lending fees	297
Non-interested trustees' compensation	2
Custodian fees and expenses	27
Registration fees	135
Audit	30
Legal	10
Interest	2
Miscellaneous	31
Total expenses before reductions	21,437
Expense reductions	(641)	20,796
Net investment income		10,948
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	72,780
Foreign currency transactions	2	72,782
Change in net unrealized appreciation (depreciation) on investment securities		235,026
Net gain (loss)		307,808
Net increase (decrease) in net assets resulting from operations		$ 318,756

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2001 (Unaudited)	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 10,948	$ 43,971
Net realized gain (loss)	72,782	406,930
Change in net unrealized appreciation (depreciation)	235,026	(236,563)
Net increase (decrease) in net assets resulting from operations	318,756	214,338
Distributions to shareholders From net investment income	(15,650)	(36,679)
From net realized gain	(356,362)	(392,128)
Total distributions	(372,012)	(428,807)
Share transactions - net increase (decrease)	403,737	(532,294)
Total increase (decrease) in net assets	350,481	(746,763)
Net Assets
Beginning of period	3,283,431	4,030,194
End of period (including undistributed net investment income of $5,934 and $10,636, respectively)	$ 3,633,912	$ 3,283,431

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997	1996 F
Selected Per-Share Data
Net asset value, beginning of period	$ 26.42	$ 27.72	$ 28.15	$ 26.69	$ 22.78	$ 20.38
Income from Invest- ment Operations
Net investment income E	.11	.38	.23	.24	.23	.06
Net realized and unrealized gain (loss)	2.30	1.41	.88	3.19	4.61	2.44
Total from investment operations	2.41	1.79	1.11	3.43	4.84	2.50
Less Distributions
From net investment income	(.16)	(.34)	(.25)	(.25)	(.34)	(.10)
From net realized gain	(2.84)	(2.75)	(1.29)	(1.72)	(.59)	-
Total distributions	(3.00)	(3.09)	(1.54)	(1.97)	(.93)	(.10)
Net asset value, end of period	$ 25.83	$ 26.42	$ 27.72	$ 28.15	$ 26.69	$ 22.78
Total Return B, C	9.82%	7.21%	4.06%	13.82%	22.05%	12.31%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 281	$ 161	$ 120	$ 65	$ 26	$ 3
Ratio of expenses to average net assets	.99% A	1.00%	.99%	1.03%	1.26% G	1.46% A, D, G
Ratio of expenses to average net assets after expense reductions	.96% A, H	.97% H	.96% H	1.02% H	1.25% H	1.44%A, H
Ratio of net investment income to average net assets	.93% A	1.51%	.83%	.89%	.93%	1.27% A
Portfolio turnover rate	73% A	101%	113%	59%	55%	78%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Limited in accordance with a state expense limitation.

E Net investment income per share has been calculated based on average shares outstanding during the period.

F For the period September 3, 1996 (commencement of sale of Class A shares) to November 30, 1996.

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights Class - T

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 26.67	$ 27.95	$ 28.35	$ 26.85	$ 22.83	$ 19.95
Income from Invest- ment Operations
Net investment income D	.09	.34	.17	.19	.26	.30
Net realized and unrealized gain (loss)	2.31	1.41	.90	3.22	4.62	3.35
Total from investment operations	2.40	1.75	1.07	3.41	4.88	3.65
Less Distributions
From net investment income	(.13)	(.28)	(.18)	(.19)	(.27)	(.31)
From net realized gain	(2.84)	(2.75)	(1.29)	(1.72)	(.59)	(.46)
Total distributions	(2.97)	(3.03)	(1.47)	(1.91)	(.86)	(.77)
Net asset value, end of period	$ 26.10	$ 26.67	$ 27.95	$ 28.35	$ 26.85	$ 22.83
Total Return B, C	9.67%	6.97%	3.89%	13.63%	22.12%	18.89%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 2,114	$ 1,889	$ 2,494	$ 2,635	$ 2,190	$ 1,673
Ratio of expenses to average net assets	1.23% A	1.21%	1.21%	1.21%	1.23%	1.27%
Ratio of expenses to average net assets after expense reductions	1.19% A, E	1.18% E	1.18% E	1.20% E	1.21% E	1.26% E
Ratio of net invest- ment income to average net assets	.69% A	1.30%	.61%	.72%	1.05%	1.45%
Portfolio turnover rate	73% A	101%	113%	59%	55%	78%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 26.49	$ 27.79	$ 28.20	$ 26.73	$ 22.73	$ 19.90
Income from Invest- ment Operations
Net investment income D	.02	.20	.03	.05	.13	.19
Net realized and unrealized gain (loss)	2.31	1.40	.88	3.21	4.61	3.33
Total from investment operations	2.33	1.60	.91	3.26	4.74	3.52
Less Distributions
From net investment income	(.06)	(.15)	(.03)	(.07)	(.15)	(.23)
From net realized gain	(2.84)	(2.75)	(1.29)	(1.72)	(.59)	(.46)
Total distributions	(2.90)	(2.90)	(1.32)	(1.79)	(.74)	(.69)
Net asset value, end of period	$ 25.92	$ 26.49	$ 27.79	$ 28.20	$ 26.73	$ 22.73
Total Return B, C	9.44%	6.38%	3.33%	13.06%	21.52%	18.22%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 729	$ 697	$ 893	$ 878	$ 682	$ 500
Ratio of expenses to average net assets	1.77% A	1.75%	1.72%	1.74%	1.74% E	1.81%
Ratio of expenses to average net assets after expense reductions	1.73% A, F	1.72% F	1.69% F	1.72% F	1.73% F	1.79% F
Ratio of net invest- ment income to average net assets	.15% A	.76%	.10%	.19%	.53%	.92%
Portfolio turnover rate	73% A	101%	113%	59%	55%	78%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 26.51	$ 27.81	$ 28.23	$ 26.84	$ 26.65
Income from Investment Operations
Net investment income D	.02	.19	.02	.02	.02
Net realized and unrealized gain (loss)	2.32	1.42	.89	3.21	.17
Total from investment operations	2.34	1.61	.91	3.23	.19
Less Distributions
From net investment income	(.06)	(.16)	(.04)	(.12)	-
From net realized gain	(2.84)	(2.75)	(1.29)	(1.72)	-
Total distributions	(2.90)	(2.91)	(1.33)	(1.84)	-
Net asset value, end of period	$ 25.95	$ 26.51	$ 27.81	$ 28.23	$ 26.84
Total Return B, C	9.47%	6.41%	3.32%	12.90%	0.71%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 111	$ 69	$ 65	$ 37	$ 1
Ratio of expenses to average net assets	1.76% A	1.74%	1.73%	1.84%	1.85% A, F
Ratio of expenses to average net assets after expense reductions	1.72% A, G	1.71% G	1.70% G	1.82% G	1.81% A, G
Ratio of net investment income to average net assets	.16% A	.77%	.09%	.07%	1.24%A
Portfolio turnover rate	73% A	101%	113%	59%	55%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to November 30, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 26.93	$ 28.19	$ 28.59	$ 27.07	$ 23.00	$ 20.09
Income from Invest- ment Operations
Net investment income D	.16	.47	.32	.34	.39	.42
Net realized and unrealized gain (loss)	2.34	1.44	.90	3.24	4.68	3.37
Total from invest- ment operations	2.50	1.91	1.22	3.58	5.07	3.79
Less Distributions
From net investment income	(.20)	(.42)	(.33)	(.34)	(.41)	(.42)
From net realized gain	(2.84)	(2.75)	(1.29)	(1.72)	(.59)	(.46)
Total distributions	(3.04)	(3.17)	(1.62)	(2.06)	(1.00)	(.88)
Net asset value, end of period	$ 26.39	$ 26.93	$ 28.19	$ 28.59	$ 27.07	$ 23.00
Total Return B, C	9.99%	7.57%	4.40%	14.23%	22.87%	19.54%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 398	$ 468	$ 458	$ 493	$ 464	$ 344
Ratio of expenses to average net assets	.68% A	.68%	.69%	.68%	.69%	.71%
Ratio of expenses to average net assets after expense reductions	.65% A, E	.65% E	.66% E	.67% E	.67% E	.70% E
Ratio of net invest- ment income to average net assets	1.23% A	1.83%	1.13%	1.25%	1.60%	2.02%
Portfolio turnover rate	73% A	101%	113%	59%	55%	78%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Equity Income Fund(the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for ligation proceeds, futures, foreign currency transactions, non-taxable dividends and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's schedule of investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .48% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares, (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 263,000	$ 0
Class T	4,964,000	43,000
Class B	3,557,000	2,673,000
Class C	436,000	131,000
	$ 9,220,000	$ 2,847,000

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 234,000	$ 115,000
Class T	304,000	107,000
Class B	505,000	505,000*
Class C	20,000	20,000*
	$ 1,063,000	$ 747,000

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 233,000	.22*
Class T	1,960,000	.20*
Class B	836,000	.24*
Class C	97,000	.23*
Institutional Class	358,000	.17*
	$ 3,484,000

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's schedule of investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $632,000 of the fund's expenses. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period credits reduced the fund's custody expenses by $1,000. During the period credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 2,000
Class B	5,000
Institutional Class	1,000
$ 8,000

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Amounts in thousands	Six months ended May 31,	Year ended November 30,
	2001	2000
From net investment income
Class A	$ 1,105	$ 1,663
Class T	9,488	22,685
Class B	1,568	4,338
Class C	159	417
Institutional Class	3,330	7,576
Total	$ 15,650	$ 36,679
From net realized gain
Class A	$ 18,287	$ 11,860
Class T	205,130	242,078
Class B	75,600	87,362
Class C	7,768	6,416
Institutional Class	49,577	44,412
Total	$ 356,362	$ 392,128
	$ 372,012	$ 428,807

9. Share Transactions.

Transactions for each class of shares were as follows:

Amounts in thousands	Shares		Dollars
	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2001	2000	2001	2000
Class A Shares sold	7,227	5,295	$ 181,425	$ 136,970
Reinvestment of distributions	741	521	18,415	13,054
Shares redeemed	(3,181)	(4,059)	(80,163)	(104,420)
Net increase (decrease)	4,787	1,757	$ 119,677	$ 45,604
Class T Shares sold	14,273	18,394	$ 361,241	$ 470,498
Reinvestment of distributions	8,155	9,990	204,940	252,471
Shares redeemed	(12,238)	(46,785)	(309,523)	(1,186,261)
Net increase (decrease)	10,190	(18,401)	$ 256,658	$ (463,292)
Class B Shares sold	3,834	3,196	$ 96,068	$ 81,362
Reinvestment of distributions	2,763	3,244	69,015	81,571
Shares redeemed	(4,784)	(12,288)	(120,094)	(308,596)
Net increase (decrease)	1,813	(5,848)	$ 44,989	$ (145,663)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

Amounts in thousands	Shares		Dollars
	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2001	2000	2001	2000
Class C Shares sold	1,816	1,612	$ 45,788	$ 41,084
Reinvestment of distributions	272	229	6,788	5,743
Shares redeemed	(407)	(1,561)	(10,292)	(38,819)
Net increase (decrease)	1,681	280	$ 42,284	$ 8,008
Institutional Class Shares sold	2,145	6,564	$ 55,077	$ 162,490
Reinvestment of distributions	1,518	1,712	38,512	43,615
Shares redeemed	(5,934)	(7,153)	(153,460)	(183,056)
Net increase (decrease)	(2,271)	1,123	$ (59,871)	$ 23,049

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Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Richard A. Spillane Jr., Vice President

C. Robert Chow, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

* Independent trustees

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

EPI-SANN-0701 138712
1.704674.103

(Fidelity Investment logo)(registered trademark)

Fidelity Logo (Registered Trademark)

Fidelity® Advisor

Equity Income
Fund - Institutional Class

Semiannual Report

May 31, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Equity Income Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Adv Equity Income - Inst CL	9.99%	16.27%	90.70%	325.56%
Russell 3000® Value	6.92%	9.05%	102.13%	319.85%
Equity Income Funds Average	4.44%	5.94%	75.80%	231.34%

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the Institutional Class' returns to the performance of the Russell 3000® Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 243 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Equity Income - Inst CL	16.27%	13.78%	15.58%
Russell 3000 Value	9.05%	15.11%	15.43%
Equity Income Funds Average	5.94%	11.74%	12.46%

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Equity Income Fund - Institutional Class on May 31, 1991. As the chart shows, by May 31, 2001, the value of the investment would have grown to $42,556 - a 325.56% increase on the initial investment. For comparison, look at how the Russell 3000 Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $41,985 - a 319.85% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper equity income funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalizations. As of May 31, 2001, the six months, one year, five year, and 10 year cumulative total returns for the equity income funds average were 5.25%, 7.04%, 73.03%, and 227.46%, respectively; and the one year, five year, and 10 year average annual total returns were 7.04%, 11.44%, and 12.44%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Concerns about a prolonged period of weakness in the U.S. economy cast a pall over most major equity markets during the six-month period that ended May 31, 2001. The effects of 2000's interest-rate hikes, combined with soaring energy costs, slowing productivity and rising labor costs, applied persistent downward pressure on corporate profits, threatening the viability of economic expansion. The earnings squeeze was particularly severe in the technology sector, which suffered from a sharp falloff in capital spending - the source of economic growth in recent years - induced by excess capacity and a scarcity of available funding. The tech-laden NASDAQ Composite® Index finished the period securely in the red, down 18.65%. The sector also had a heavy influence on the direction of the Standard & Poor's 500SM Index, which fell 3.90%. The Federal Reserve Board responded rapidly to the economic slowdown by aggressively unwinding its previous tightening cycle with a total of five half-point interest-rate cuts during the first five months of 2001. However, despite snapbacks in January and April, these actions weren't enough to spur sustained buying by tech-weary investors, who preferred to wait for earnings to respond first. Much of the buying remained focused on value stocks and more defensive holdings in less volatile areas of the market. The tried and true blue chips of the Dow Jones Industrial AverageSM received considerable attention, rising 5.61%. Most stocks finished the period on an up note, as many market participants expected a federal tax-cut stimulus to improve earnings expectations.

(Portfolio Manager photograph)
An interview with Bob Chow, Portfolio Manager of Fidelity Advisor Equity Income Fund

Q. How did the fund perform, Bob?

A. Quite well. For the six-month period that ended May 31, 2001, the fund's Institutional Class shares returned 9.99%. In comparison, the Russell 3000® Value Index returned 6.92% and the equity income funds average tracked by Lipper Inc. returned 4.44% during the same period. For the 12 months that ended May 31, 2001, the fund's Institutional Class shares returned 16.27%, while the Russell 3000 Value Index returned 9.05% and the Lipper peer group returned 5.94%.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What helped the fund outperform its index and peer group during the past six months?

A. I made a few decisions during 2000 that paid dividends in 2001. First, increasing the fund's exposure to cyclical stocks - or those that tend to outperform in expectation of an economic recovery - helped as investors anticipated that the domestic economy had reached a low point. Owning cyclical stocks in the consumer sector, such as retailers Federated Department Stores and Best Buy, that appreciated sharply, was beneficial. The fund also got a boost from my decision to increase the fund's exposure to cyclicals in the information technology sector, such as Varian Semiconductor and Teradyne, which appreciated roughly 120% and 40%, respectively. Additionally, my overall decision to own more mid- and small-cap stocks - which had been out of favor for years - provided a lift as the market broadened and investors began to appreciate undervalued companies outside the large-cap universe. By the same token, not owning big positions in larger companies that depreciated in price, such as Procter & Gamble and Johnson & Johnson, boosted the fund's performance relative to the index and peer group.

Q. What other strategies did you pursue?

A. I did a number of things. I continued to increase the number of holdings in the fund, emphasizing mid- and small-cap companies. At period end, the fund held many more stocks than it owned six months ago. While owning smaller-cap companies enhanced fund performance during the past six months, I believed that this trend could continue. Additionally, in a market environment where fundamentals across many sectors were volatile, I mitigated the portfolio's risk by owning smaller individual stock positions. Further, I achieved my target level for cyclical exposure, which made up between 30%-40% of the fund's assets at period end. At the same time, I reduced the fund's exposure to the retail sector because, in many cases, these stocks had moved sharply higher and it became hard to justify owning them with such lofty valuations. Elsewhere, I remained unconvinced that tech stocks had reached a turning point in their downslide. There's still too much capacity in that sector that needs to be utilized before this group recovers. However, I opportunistically bought and sold stocks in some areas, such as semiconductors, to capitalize on the sector's volatility.

Q. What specific stocks were top performers? Which disappointed?

A. Varian Semiconductor, the fund's top performer, benefited from the cyclical upswing in semiconductor stocks. Investors also began to better appreciate retail stocks, helping Staples and May Department Stores to perform well. On the down side, overall weakness in the telecommunication services sector hurt shares of SBC Communications, the fund's biggest detractor. Schering-Plough, Bristol-Myers Squibb and Merck all suffered from selling pressure among large-cap drug stocks after a sustained period of strong performance.

Q. What's your outlook, Bob?

A. I'm comfortable with the fund's positioning. By emphasizing mid-cap companies, the fund may benefit from the relative earnings growth these stocks historically deliver as the economy emerges from a slowdown. In terms of our cyclical exposure, I'm less optimistic the fund will benefit from the same explosive rate of return it recently experienced in these stocks. I'm also closely watching the California economy, which is larger than that of most countries, and where the current lack of adequate electricity supply and rolling blackouts could have a negative impact. Additionally, other factors there - Internet profitability concerns, a weakened job market and a slowdown in exporting - cannot be ignored. For these reasons, I'm being careful not to own companies overly exposed to California's economy.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks to maintain a yield that exceeds the composite dividend yield of the S&P 500; also considers the potential for achieving capital appreciation

Start date: April 25, 1983

Size: as of May 31, 2001, more than $3.6 billion

Manager: Bob Chow, since 1996; joined Fidelity in 1989

Bob Chow on "relative-itis":

"In recent years, there has been a growing trend to overemphasize comparisons of mutual fund returns and sector holdings to various stock indices. I have found this overemphasis on relative performance and relative sector weightings - or ´relative-itis' - to be disturbing.

"Too often, such comparisons are exaggerated to the point where investors can be confused, and perhaps misled, into thinking positively about an otherwise poor absolute fund return. For instance, if a fund's return is -10% for a specific period, and its benchmark fell 15% during the same period, how can anyone call that a victory? Overemphasizing this benchmark comparison only helps ´justify' a poor situation, clouding the fact that an investor in the fund still lost money.

"The underlying implication of this ´relative-itis' is the false assumption that the benchmark is always going to outperform. Rather, what is more important is the absolute return of a fund and how much money shareholders have at the end of the day. I want to own stocks because there's a compelling reason to own them, not because they're included in an index. Fund managers who tend to put too much focus on tying a fund's weighting to a benchmark like a security blanket, particularly in a down market, may live to regret it. For the one-year period through May, for example, the S&P 500® index was down 10.55%. Keeping similar sector weightings to this poor-performing benchmark during this time may have kept a fund's relative performance in line, but it still would have cost shareholders money."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.9	4.6
Citigroup, Inc.	2.4	2.0
Chevron Corp.	2.1	2.7
SBC Communications, Inc.	1.9	1.8
Bowater, Inc.	1.8	2.7
Fannie Mae	1.7	1.5
BellSouth Corp.	1.6	0.9
Philip Morris Companies, Inc.	1.5	1.3
J.P. Morgan Chase & Co.	1.5	0.9
BP PLC sponsored ADR	1.5	1.5
	19.9
Top Five Market Sectors as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.1	20.1
Consumer Discretionary	14.8	11.0
Industrials	13.6	11.9
Energy	10.6	11.5
Materials	8.6	9.2
Asset Allocation (% of fund's net assets)
As of May 31, 2001 *		As of November 30, 2000 **
	Stocks 95.3%		Stocks 95.8%
	Short-Term Investments and Net Other Assets 4.7%		Short-Term Investments and Net Other Assets 4.2%
* Foreign investments	3.8%	** Foreign investments	3.7%

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 1.6%
Cooper Tire & Rubber Co.	600,000	$ 7,890
Dana Corp.	380,000	8,178
Johnson Controls, Inc.	300,000	21,120
TRW, Inc.	460,000	19,946
		57,134
Automobiles - 0.3%
Ford Motor Co.	489,489	11,919
Hotels Restaurants & Leisure - 2.8%
Hilton Hotels Corp.	520,000	6,443
Mandalay Resort Group (a)	800,000	20,232
McDonald's Corp.	1,300,000	39,364
MGM Mirage, Inc. (a)	600,000	18,864
Outback Steakhouse, Inc. (a)	300,000	8,550
Six Flags, Inc. (a)	400,000	9,000
		102,453
Household Durables - 1.7%
Black & Decker Corp.	240,000	9,516
Leggett & Platt, Inc.	1,100,000	24,112
Tupperware Corp.	700,000	16,002
Whirlpool Corp.	200,000	12,578
		62,208
Internet & Catalog Retail - 0.3%
Land's End, Inc. (a)	280,000	10,046
Leisure Equipment & Products - 0.4%
Callaway Golf Co.	280,000	6,359
Mattel, Inc.	500,000	8,900
		15,259
Media - 2.7%
Gannett Co., Inc.	360,000	23,861
The New York Times Co. Class A	460,000	19,361
Tribune Co.	800,000	34,344
Viacom, Inc. Class B (non-vtg.) (a)	180,000	10,375
Walt Disney Co.	280,000	8,854
		96,795
Multiline Retail - 1.2%
Dollar General Corp.	300,000	5,625
Federated Department Stores, Inc. (a)	340,000	15,232
Target Corp.	200,000	7,560
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
The May Department Stores Co.	220,000	$ 7,194
Wal-Mart Stores, Inc.	180,000	9,315
		44,926
Specialty Retail - 3.4%
Best Buy Co., Inc. (a)	40,000	2,126
Claire's Stores, Inc.	920,000	16,569
Gap, Inc.	560,000	17,360
Home Depot, Inc.	300,000	14,787
Intimate Brands, Inc. Class A	1,000,000	15,140
Jo-Ann Stores, Inc. Class B (non-vtg.) (a)	720,000	2,038
Office Depot, Inc. (a)	1,200,000	10,968
Pacific Sunwear of California, Inc. (a)	97,200	2,236
Regis Corp.	600,000	11,544
Staples, Inc. (a)	1,600,000	23,200
TJX Companies, Inc.	200,000	6,692
		122,660
Textiles & Apparel - 0.4%
Liz Claiborne, Inc.	300,000	15,531
TOTAL CONSUMER DISCRETIONARY		538,931
CONSUMER STAPLES - 8.1%
Beverages - 1.1%
Adolph Coors Co. Class B	200,000	10,380
Diageo PLC	2,000,000	21,552
The Coca-Cola Co.	180,000	8,532
		40,464
Food & Drug Retailing - 0.7%
Albertson's, Inc.	540,000	15,498
Kroger Co. (a)	360,000	8,978
		24,476
Food Products - 2.6%
Hershey Foods Corp.	240,000	14,554
Kellogg Co.	1,300,000	34,736
Unilever NV (NY Shares)	600,000	33,354
Wm. Wrigley Jr. Co.	220,000	10,567
		93,211
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Household Products - 1.4%
Colgate-Palmolive Co.	280,000	$ 15,859
Kimberly-Clark Corp.	460,000	27,807
Procter & Gamble Co.	140,000	8,994
		52,660
Personal Products - 0.8%
Avon Products, Inc.	220,000	9,627
Gillette Co.	640,000	18,515
		28,142
Tobacco - 1.5%
Philip Morris Companies, Inc.	1,100,000	56,551
TOTAL CONSUMER STAPLES		295,504
ENERGY - 10.6%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	500,000	19,700
Diamond Offshore Drilling, Inc.	300,000	11,883
Halliburton Co.	760,000	35,522
Schlumberger Ltd. (NY Shares)	280,000	17,648
		84,753
Oil & Gas - 8.3%
BP PLC sponsored ADR	1,000,000	53,390
Chevron Corp.	800,000	76,840
Exxon Mobil Corp.	1,600,000	141,998
Royal Dutch Petroleum Co. (NY Shares)	140,000	8,537
Tosco Corp.	400,000	19,976
		300,741
TOTAL ENERGY		385,494
FINANCIALS - 22.1%
Banks - 8.2%
Bank of America Corp.	845,900	50,120
Bank of New York Co., Inc.	640,000	34,950
Bank One Corp.	920,000	36,432
Comerica, Inc.	500,000	28,450
First Union Corp.	260,000	8,385
FleetBoston Financial Corp.	860,000	35,767
Mellon Financial Corp.	800,000	36,656
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Banks - continued
PNC Financial Services Group, Inc.	260,000	$ 18,005
U.S. Bancorp	460,000	10,258
Wells Fargo & Co.	860,000	40,489
		299,512
Diversified Financials - 9.9%
American Express Co.	500,000	21,060
Charles Schwab Corp.	560,000	10,528
Citigroup, Inc.	1,700,000	87,125
Fannie Mae	740,000	61,006
Freddie Mac	500,000	33,100
Household International, Inc.	260,000	17,072
J.P. Morgan Chase & Co.	1,100,000	54,065
Lehman Brothers Holdings, Inc.	60,000	4,297
Merrill Lynch & Co., Inc.	440,000	28,587
Morgan Stanley Dean Witter & Co.	640,000	41,606
		358,446
Insurance - 2.8%
American General Corp.	420,000	18,997
American International Group, Inc.	540,000	43,740
Hartford Financial Services Group, Inc.	220,000	14,894
MBIA, Inc.	180,000	9,495
The Chubb Corp.	200,000	15,070
		102,196
Real Estate - 1.2%
Apartment Investment & Management Co. Class A	400,000	18,348
Duke-Weeks Realty Corp.	300,000	7,008
Equity Office Properties Trust	600,000	17,460
		42,816
TOTAL FINANCIALS		802,970
HEALTH CARE - 6.3%
Health Care Equipment & Supplies - 1.3%
Bausch & Lomb, Inc.	200,000	9,460
Becton, Dickinson & Co.	460,000	15,792
Boston Scientific Corp. (a)	260,000	4,503
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
C.R. Bard, Inc.	166,200	$ 9,382
Guidant Corp. (a)	260,000	9,763
		48,900
Health Care Providers & Services - 0.3%
Tenet Healthcare Corp. (a)	240,000	10,918
Pharmaceuticals - 4.7%
Abbott Laboratories	240,000	12,475
Bristol-Myers Squibb Co.	580,000	31,459
Eli Lilly & Co.	440,000	37,268
Johnson & Johnson	300,000	29,085
Merck & Co., Inc.	460,000	33,575
Schering-Plough Corp.	600,000	25,170
		169,032
TOTAL HEALTH CARE		228,850
INDUSTRIALS - 13.6%
Aerospace & Defense - 1.3%
Boeing Co.	240,000	15,094
Honeywell International, Inc.	300,000	14,520
United Technologies Corp.	220,000	18,328
		47,942
Air Freight & Couriers - 0.2%
United Parcel Service, Inc. Class B	100,000	5,945
Airlines - 0.7%
Alaska Air Group, Inc. (a)	300,000	8,619
AMR Corp. (a)	240,000	9,358
Delta Air Lines, Inc.	200,000	9,524
		27,501
Building Products - 0.5%
USG Corp.	140,000	1,170
York International Corp.	520,000	18,330
		19,500
Commercial Services & Supplies - 1.0%
IMS Health, Inc.	300,000	8,694
Pitney Bowes, Inc.	440,000	17,398
Waste Management, Inc.	320,000	8,954
		35,046
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.3%
Fluor Corp.	220,000	$ 12,830
Industrial Conglomerates - 2.1%
General Electric Co.	660,000	32,340
Minnesota Mining & Manufacturing Co.	80,000	9,486
Textron, Inc.	300,000	17,283
Tyco International Ltd.	280,000	16,086
		75,195
Machinery - 4.0%
Cummins, Inc.	240,000	10,164
Eaton Corp.	380,000	29,716
Illinois Tool Works, Inc.	200,000	13,692
Ingersoll-Rand Co.	440,000	21,714
Kennametal, Inc.	1,005,818	35,334
Navistar International Corp. (a)	600,000	17,454
PACCAR, Inc.	200,000	9,604
UNOVA, Inc. (a)	1,400,000	7,070
		144,748
Road & Rail - 3.5%
Burlington Northern Santa Fe Corp.	1,100,000	34,177
CNF, Inc.	640,000	20,390
CSX Corp.	400,000	14,880
Norfolk Southern Corp.	700,000	15,519
Union Pacific Corp.	580,000	33,350
USFreightways Corp.	259,800	7,373
		125,689
TOTAL INDUSTRIALS		494,396
INFORMATION TECHNOLOGY - 5.2%
Communications Equipment - 0.4%
Lucent Technologies, Inc.	260,000	2,049
Motorola, Inc.	500,000	7,350
Nortel Networks Corp.	260,000	3,466
		12,865
Computers & Peripherals - 2.0%
Compaq Computer Corp.	740,000	11,833
Dell Computer Corp. (a)	300,000	7,308
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hewlett-Packard Co.	640,000	$ 18,765
International Business Machines Corp.	320,000	35,776
		73,682
Electronic Equipment & Instruments - 0.5%
Arrow Electronics, Inc. (a)	140,000	3,525
Avnet, Inc.	600,000	14,784
		18,309
IT Consulting & Services - 0.5%
Computer Sciences Corp. (a)	420,000	17,636
Semiconductor Equipment & Products - 1.5%
Axcelis Technologies, Inc.	100,000	1,486
Micron Technology, Inc. (a)	320,000	12,000
National Semiconductor Corp. (a)	340,000	9,017
Teradyne, Inc. (a)	360,000	14,346
Texas Instruments, Inc.	180,000	6,142
Varian Semiconductor Equipment Associates, Inc. (a)	320,000	12,662
		55,653
Software - 0.3%
Computer Associates International, Inc.	300,000	8,508
TOTAL INFORMATION TECHNOLOGY		186,653
MATERIALS - 8.6%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	400,000	18,708
E.I. du Pont de Nemours and Co.	320,000	14,848
IMC Global, Inc.	600,000	6,654
International Flavors & Fragrances, Inc.	100,000	2,625
Monsanto Co.	240,000	8,520
Olin Corp.	760,000	14,296
Praxair, Inc.	380,000	19,110
		84,761
Construction Materials - 0.3%
Vulcan Materials Co.	180,000	9,734
Containers & Packaging - 0.8%
Ball Corp.	381,398	18,116
Temple-Inland, Inc.	180,000	9,560
		27,676
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - 2.2%
Alcoa, Inc.	840,000	$ 36,246
Newmont Mining Corp.	700,000	14,343
Phelps Dodge Corp.	670,700	30,316
		80,905
Paper & Forest Products - 3.0%
Boise Cascade Corp.	240,000	8,460
Bowater, Inc.	1,358,000	65,456
Mead Corp.	460,000	13,340
Potlatch Corp.	240,000	8,251
Weyerhaeuser Co.	260,000	14,875
		110,382
TOTAL MATERIALS		313,458
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 5.2%
AT&T Corp.	700,000	14,819
BellSouth Corp.	1,400,000	57,722
Qwest Communications International, Inc.	200,000	7,348
SBC Communications, Inc.	1,600,000	68,880
Sprint Corp. - FON Group	300,000	6,093
Verizon Communications	600,000	32,910
		187,772
UTILITIES - 0.8%
Electric Utilities - 0.7%
AES Corp. (a)	180,000	8,172
DPL, Inc.	560,000	16,128
		24,300
Gas Utilities - 0.1%
El Paso Corp.	100,000	6,090
TOTAL UTILITIES		30,390
TOTAL COMMON STOCKS (Cost $2,820,559)		3,464,418
Convertible Preferred Stocks - 0.0%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
J.N. Taylor Holdings Ltd. 9.5% (Cost $235)	50,000	$ 0
Cash Equivalents - 4.7%

Fidelity Cash Central Fund, 4.23% (b)	167,516,242	167,516
Fidelity Securities Lending Cash Central Fund, 4.04% (b)	1,705,900	1,706
TOTAL CASH EQUIVALENTS (Cost $169,222)		169,222
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,990,016)		3,633,640
NET OTHER ASSETS - 0.0%		272
NET ASSETS - 100%		$ 3,633,912
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,204,617,000 and $1,193,514,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $144,000 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loan was outstanding amounted to $2,277,000. The weighted average interest rate was 5.21%.

Income Tax Information

At May 31, 2001, the aggregate cost of investment securities for income tax purposes was $2,992,728,000. Net unrealized appreciation aggregated $640,912,000, of which $760,577,000 related to appreciated investment securities and $119,665,000 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,379) (cost $2,990,016) - See accompanying schedule		$ 3,633,640
Receivable for investments sold		37,903
Receivable for fund shares sold		7,281
Dividends receivable		6,997
Interest receivable		472
Other receivables		2
Total assets		3,686,295
Liabilities
Payable for investments purchased	$ 24,449
Payable for fund shares redeemed	22,220
Accrued management fee	1,438
Distribution fees payable	1,625
Other payables and accrued expenses	945
Collateral on securities loaned, at value	1,706
Total liabilities		52,383
Net Assets		$ 3,633,912
Net Assets consist of:
Paid in capital		$ 2,928,109
Undistributed net investment income		5,934
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		56,241
Net unrealized appreciation (depreciation) on investments		643,628
Net Assets		$ 3,633,912

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($281,127 ÷ 10,883 shares)	$25.83
Maximum offering price per share (100/94.25 of $25.83)	$27.41
Class T: Net Asset Value and redemption price per share ($2,114,329 ÷ 81,005 shares)	$26.10
Maximum offering price per share (100/96.50 of $26.10)	$27.05
Class B: Net Asset Value and offering price per share ($728,640 ÷ 28,116 shares)A	$25.92
Class C: Net Asset Value and offering price per share ($111,465 ÷ 4,296 shares) A	$25.95
Institutional Class: Net Asset Value, offering price and redemption price per share ($398,351 ÷ 15,095 shares)	$26.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2001 (Unaudited)
Investment Income Dividends		$ 29,169
Interest		2,561
Security lending		14
Total income		31,744
Expenses
Management fee	$ 8,199
Transfer agent fees	3,484
Distribution fees	9,220
Accounting and security lending fees	297
Non-interested trustees' compensation	2
Custodian fees and expenses	27
Registration fees	135
Audit	30
Legal	10
Interest	2
Miscellaneous	31
Total expenses before reductions	21,437
Expense reductions	(641)	20,796
Net investment income		10,948
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	72,780
Foreign currency transactions	2	72,782
Change in net unrealized appreciation (depreciation) on investment securities		235,026
Net gain (loss)		307,808
Net increase (decrease) in net assets resulting from operations		$ 318,756

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2001 (Unaudited)	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 10,948	$ 43,971
Net realized gain (loss)	72,782	406,930
Change in net unrealized appreciation (depreciation)	235,026	(236,563)
Net increase (decrease) in net assets resulting from operations	318,756	214,338
Distributions to shareholders From net investment income	(15,650)	(36,679)
From net realized gain	(356,362)	(392,128)
Total distributions	(372,012)	(428,807)
Share transactions - net increase (decrease)	403,737	(532,294)
Total increase (decrease) in net assets	350,481	(746,763)
Net Assets
Beginning of period	3,283,431	4,030,194
End of period (including undistributed net investment income of $5,934 and $10,636, respectively)	$ 3,633,912	$ 3,283,431

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997	1996 F
Selected Per-Share Data
Net asset value, beginning of period	$ 26.42	$ 27.72	$ 28.15	$ 26.69	$ 22.78	$ 20.38
Income from Invest- ment Operations
Net investment income E	.11	.38	.23	.24	.23	.06
Net realized and unrealized gain (loss)	2.30	1.41	.88	3.19	4.61	2.44
Total from investment operations	2.41	1.79	1.11	3.43	4.84	2.50
Less Distributions
From net investment income	(.16)	(.34)	(.25)	(.25)	(.34)	(.10)
From net realized gain	(2.84)	(2.75)	(1.29)	(1.72)	(.59)	-
Total distributions	(3.00)	(3.09)	(1.54)	(1.97)	(.93)	(.10)
Net asset value, end of period	$ 25.83	$ 26.42	$ 27.72	$ 28.15	$ 26.69	$ 22.78
Total Return B, C	9.82%	7.21%	4.06%	13.82%	22.05%	12.31%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 281	$ 161	$ 120	$ 65	$ 26	$ 3
Ratio of expenses to average net assets	.99% A	1.00%	.99%	1.03%	1.26% G	1.46% A, D, G
Ratio of expenses to average net assets after expense reductions	.96% A, H	.97% H	.96% H	1.02% H	1.25% H	1.44%A, H
Ratio of net investment income to average net assets	.93% A	1.51%	.83%	.89%	.93%	1.27% A
Portfolio turnover rate	73% A	101%	113%	59%	55%	78%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Limited in accordance with a state expense limitation.

E Net investment income per share has been calculated based on average shares outstanding during the period.

F For the period September 3, 1996 (commencement of sale of Class A shares) to November 30, 1996.

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights Class - T

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 26.67	$ 27.95	$ 28.35	$ 26.85	$ 22.83	$ 19.95
Income from Invest- ment Operations
Net investment income D	.09	.34	.17	.19	.26	.30
Net realized and unrealized gain (loss)	2.31	1.41	.90	3.22	4.62	3.35
Total from investment operations	2.40	1.75	1.07	3.41	4.88	3.65
Less Distributions
From net investment income	(.13)	(.28)	(.18)	(.19)	(.27)	(.31)
From net realized gain	(2.84)	(2.75)	(1.29)	(1.72)	(.59)	(.46)
Total distributions	(2.97)	(3.03)	(1.47)	(1.91)	(.86)	(.77)
Net asset value, end of period	$ 26.10	$ 26.67	$ 27.95	$ 28.35	$ 26.85	$ 22.83
Total Return B, C	9.67%	6.97%	3.89%	13.63%	22.12%	18.89%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 2,114	$ 1,889	$ 2,494	$ 2,635	$ 2,190	$ 1,673
Ratio of expenses to average net assets	1.23% A	1.21%	1.21%	1.21%	1.23%	1.27%
Ratio of expenses to average net assets after expense reductions	1.19% A, E	1.18% E	1.18% E	1.20% E	1.21% E	1.26% E
Ratio of net invest- ment income to average net assets	.69% A	1.30%	.61%	.72%	1.05%	1.45%
Portfolio turnover rate	73% A	101%	113%	59%	55%	78%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 26.49	$ 27.79	$ 28.20	$ 26.73	$ 22.73	$ 19.90
Income from Invest- ment Operations
Net investment income D	.02	.20	.03	.05	.13	.19
Net realized and unrealized gain (loss)	2.31	1.40	.88	3.21	4.61	3.33
Total from investment operations	2.33	1.60	.91	3.26	4.74	3.52
Less Distributions
From net investment income	(.06)	(.15)	(.03)	(.07)	(.15)	(.23)
From net realized gain	(2.84)	(2.75)	(1.29)	(1.72)	(.59)	(.46)
Total distributions	(2.90)	(2.90)	(1.32)	(1.79)	(.74)	(.69)
Net asset value, end of period	$ 25.92	$ 26.49	$ 27.79	$ 28.20	$ 26.73	$ 22.73
Total Return B, C	9.44%	6.38%	3.33%	13.06%	21.52%	18.22%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 729	$ 697	$ 893	$ 878	$ 682	$ 500
Ratio of expenses to average net assets	1.77% A	1.75%	1.72%	1.74%	1.74% E	1.81%
Ratio of expenses to average net assets after expense reductions	1.73% A, F	1.72% F	1.69% F	1.72% F	1.73% F	1.79% F
Ratio of net invest- ment income to average net assets	.15% A	.76%	.10%	.19%	.53%	.92%
Portfolio turnover rate	73% A	101%	113%	59%	55%	78%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 26.51	$ 27.81	$ 28.23	$ 26.84	$ 26.65
Income from Investment Operations
Net investment income D	.02	.19	.02	.02	.02
Net realized and unrealized gain (loss)	2.32	1.42	.89	3.21	.17
Total from investment operations	2.34	1.61	.91	3.23	.19
Less Distributions
From net investment income	(.06)	(.16)	(.04)	(.12)	-
From net realized gain	(2.84)	(2.75)	(1.29)	(1.72)	-
Total distributions	(2.90)	(2.91)	(1.33)	(1.84)	-
Net asset value, end of period	$ 25.95	$ 26.51	$ 27.81	$ 28.23	$ 26.84
Total Return B, C	9.47%	6.41%	3.32%	12.90%	0.71%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 111	$ 69	$ 65	$ 37	$ 1
Ratio of expenses to average net assets	1.76% A	1.74%	1.73%	1.84%	1.85% A, F
Ratio of expenses to average net assets after expense reductions	1.72% A, G	1.71% G	1.70% G	1.82% G	1.81% A, G
Ratio of net investment income to average net assets	.16% A	.77%	.09%	.07%	1.24%A
Portfolio turnover rate	73% A	101%	113%	59%	55%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to November 30, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 26.93	$ 28.19	$ 28.59	$ 27.07	$ 23.00	$ 20.09
Income from Invest- ment Operations
Net investment income D	.16	.47	.32	.34	.39	.42
Net realized and unrealized gain (loss)	2.34	1.44	.90	3.24	4.68	3.37
Total from invest- ment operations	2.50	1.91	1.22	3.58	5.07	3.79
Less Distributions
From net investment income	(.20)	(.42)	(.33)	(.34)	(.41)	(.42)
From net realized gain	(2.84)	(2.75)	(1.29)	(1.72)	(.59)	(.46)
Total distributions	(3.04)	(3.17)	(1.62)	(2.06)	(1.00)	(.88)
Net asset value, end of period	$ 26.39	$ 26.93	$ 28.19	$ 28.59	$ 27.07	$ 23.00
Total Return B, C	9.99%	7.57%	4.40%	14.23%	22.87%	19.54%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 398	$ 468	$ 458	$ 493	$ 464	$ 344
Ratio of expenses to average net assets	.68% A	.68%	.69%	.68%	.69%	.71%
Ratio of expenses to average net assets after expense reductions	.65% A, E	.65% E	.66% E	.67% E	.67% E	.70% E
Ratio of net invest- ment income to average net assets	1.23% A	1.83%	1.13%	1.25%	1.60%	2.02%
Portfolio turnover rate	73% A	101%	113%	59%	55%	78%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Equity Income Fund(the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for ligation proceeds, futures, foreign currency transactions, non-taxable dividends and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's schedule of investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .48% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares, (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 263,000	$ 0
Class T	4,964,000	43,000
Class B	3,557,000	2,673,000
Class C	436,000	131,000
	$ 9,220,000	$ 2,847,000

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 234,000	$ 115,000
Class T	304,000	107,000
Class B	505,000	505,000*
Class C	20,000	20,000*
	$ 1,063,000	$ 747,000

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 233,000	.22*
Class T	1,960,000	.20*
Class B	836,000	.24*
Class C	97,000	.23*
Institutional Class	358,000	.17*
	$ 3,484,000

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's schedule of investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $632,000 of the fund's expenses. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period credits reduced the fund's custody expenses by $1,000. During the period credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 2,000
Class B	5,000
Institutional Class	1,000
$ 8,000

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Amounts in thousands	Six months ended May 31,	Year ended November 30,
	2001	2000
From net investment income
Class A	$ 1,105	$ 1,663
Class T	9,488	22,685
Class B	1,568	4,338
Class C	159	417
Institutional Class	3,330	7,576
Total	$ 15,650	$ 36,679
From net realized gain
Class A	$ 18,287	$ 11,860
Class T	205,130	242,078
Class B	75,600	87,362
Class C	7,768	6,416
Institutional Class	49,577	44,412
Total	$ 356,362	$ 392,128
	$ 372,012	$ 428,807

9. Share Transactions.

Transactions for each class of shares were as follows:

Amounts in thousands	Shares		Dollars
	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2001	2000	2001	2000
Class A Shares sold	7,227	5,295	$ 181,425	$ 136,970
Reinvestment of distributions	741	521	18,415	13,054
Shares redeemed	(3,181)	(4,059)	(80,163)	(104,420)
Net increase (decrease)	4,787	1,757	$ 119,677	$ 45,604
Class T Shares sold	14,273	18,394	$ 361,241	$ 470,498
Reinvestment of distributions	8,155	9,990	204,940	252,471
Shares redeemed	(12,238)	(46,785)	(309,523)	(1,186,261)
Net increase (decrease)	10,190	(18,401)	$ 256,658	$ (463,292)
Class B Shares sold	3,834	3,196	$ 96,068	$ 81,362
Reinvestment of distributions	2,763	3,244	69,015	81,571
Shares redeemed	(4,784)	(12,288)	(120,094)	(308,596)
Net increase (decrease)	1,813	(5,848)	$ 44,989	$ (145,663)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

Amounts in thousands	Shares		Dollars
	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2001	2000	2001	2000
Class C Shares sold	1,816	1,612	$ 45,788	$ 41,084
Reinvestment of distributions	272	229	6,788	5,743
Shares redeemed	(407)	(1,561)	(10,292)	(38,819)
Net increase (decrease)	1,681	280	$ 42,284	$ 8,008
Institutional Class Shares sold	2,145	6,564	$ 55,077	$ 162,490
Reinvestment of distributions	1,518	1,712	38,512	43,615
Shares redeemed	(5,934)	(7,153)	(153,460)	(183,056)
Net increase (decrease)	(2,271)	1,123	$ (59,871)	$ 23,049

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Richard A. Spillane Jr., Vice President

C. Robert Chow, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

* Independent trustees

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

EPII-SANN-0701 138714
1.704676.103

(Fidelity Investment logo)(registered trademark)

Fidelity Logo (Registered Trademark)

Fidelity® Advisor

Equity Value

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Equity Value Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

Cumulative Total Returns

Period ended May 31, 2001	Life of fund
Fidelity® Adv Equity Value - CL A	2.30%
Fidelity Adv Equity Value - CL A (incl. 5.75% sales charge)	-3.58%
Russell 3000 ® Value	1.82%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, since the fund started on May 9, 2001. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Russell 3000® Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. This benchmark includes reinvested dividends and capital gains, if any.

Average Annual Total Returns

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

Semiannual Report

Fidelity Advisor Equity Value Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

Cumulative Total Returns

Period ended May 31, 2001	Life of fund
Fidelity Adv Equity Value - CL T	2.30%
Fidelity Adv Equity Value - CL T (incl. 3.50% sales charge)	-1.28%
Russell 3000 Value	1.82%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, since the fund started on May 9, 2001. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Russell 3000 Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. This benchmark includes reinvested dividends and capital gains, if any.

Average Annual Total Returns

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

Semiannual Report

Fidelity Advisor Equity Value Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the life of fund total return figure is 5%. If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

Cumulative Total Returns

Period ended May 31, 2001	Life of fund
Fidelity Adv Equity Value - CL B	2.20%
Fidelity Adv Equity Value - CL B (incl. contingent deferred sales charge)	-2.80%
Russell 3000 Value	1.82%

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, since the fund started on May 9, 2001. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Russell 3000 Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. This benchmark includes reinvested dividends and capital gains, if any.

Average Annual Total Returns

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

Semiannual Report

Fidelity Advisor Equity Value Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charge included in the life of fund total return figure is 1%. If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

Cumulative Total Returns

Period ended May 31, 2001	Life of fund
Fidelity Adv Equity Value - CL C	2.20%
Fidelity Adv Equity Value - CL C (incl. contingent deferred sales charge)	1.20%
Russell 3000 Value	1.82%

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, since the fund started on May 9, 2001. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Russell 3000 Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. This benchmark includes reinvested dividends and capital gains, if any.

Average Annual Total Returns

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Concerns about a prolonged period of weakness in the U.S. economy cast a pall over most major equity markets during the six-month period that ended May 31, 2001. The effects of 2000's interest-rate hikes, combined with soaring energy costs, slowing productivity and rising labor costs, applied persistent downward pressure on corporate profits, threatening the viability of economic expansion. The earnings squeeze was particularly severe in the technology sector, which suffered from a sharp falloff in capital spending - the source of economic growth in recent years - induced by excess capacity and a scarcity of available funding. The tech-laden NASDAQ Composite® Index finished the period securely in the red, down 18.65%. The sector also had a heavy influence on the direction of the Standard & Poor's 500SM Index, which fell 3.90%. The Federal Reserve Board responded rapidly to the economic slowdown by aggressively unwinding its previous tightening cycle with a total of five half-point interest-rate cuts during the first five months of 2001. However, despite snapbacks in January and April, these actions weren't enough to spur sustained buying by tech-weary investors, who preferred to wait for earnings to respond first. Much of the buying remained focused on value stocks and more defensive holdings in less volatile areas of the market. The tried and true blue chips of the Dow Jones Industrial AverageSM received considerable attention, rising 5.61%. Most stocks finished the period on an up note, as many market participants expected a federal tax-cut stimulus to improve earnings expectations.

(Portfolio Manager photograph)
An interview with Steve DuFour, Portfolio Manager of Fidelity Advisor Equity Value Fund

Q. How did the fund perform, Steve?

A. Since its inception on May 9, 2001, the fund's Class A, Class T, Class B and Class C shares returned 2.30%, 2.30%, 2.20% and 2.20%, respectively. In comparison, the Russell 3000® Value Index returned 1.82% during the same period. Going forward, we'll look at the fund's performance at six- and 12-month intervals and compare it to its Lipper peer group.

Q. What makes this fund different from other value funds?

A. I think the two differentiating factors are Fidelity's research capability, which is where many of my ideas come from, and my contrarian nature, or willingness to look away from the crowd to find the best value opportunities. Reflecting my contrarian approach, I positioned the fund to participate in the recovery I expected in some beaten-down industries that had grown out of favor, such as brokerage stocks and semiconductors. By and large, investors have been retreating from these stocks, while I have been utilizing the market's volatility in some areas to opportunistically purchase stocks that I believe have been unfairly punished. This buying allowed the fund to own what I believe is a group of high-quality companies that should benefit from an economic recovery (see callout box at the end of this interview). Also, since I'm not tied to things like a dividend yield requirement, I have the flexibility to be more nimble and to move around the market capitalization spectrum. For example, during the brief period since the fund's inception, having the latitude to own a significant percentage of mid- and small-cap stocks helped enhance the fund's return relative to the Russell 3000 Value Index. These stocks have outperformed large-cap stocks during the past six months.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Can you describe your definition of value?

A. I define value in terms of a company's worth in comparison to its trading price. I want to own great companies that are sell-ing at a discount to their intrinsic value. My favorite types of value investments are companies with a catalyst for change, such as a new management team, a product launch, a significant cost-cutting measure, or a merger or acquisition. Other examples would be companies poised to benefit from a reduction in industry capacity that should lead to improved pricing, or fallen angels - former growth stocks that have fallen out of favor for short-term or nonrecurring reasons.

Q. How do you analyze a company?

A. Ultimately, the factors that play into my analysis depend on the industry I'm looking at. For some industries, I focus on price-to-earnings ratios. In other industries, I focus on dividend yield or price-to-cash-flow ratios. I don't have a set computer model or algorithm that spits out company names. It's a very hands-on process, and my goal is to finish the analysis of a company and come up with a buy/sell price before I invest. This way, when things change with the company, I already know at what price I'm willing to buy it at and at what price I'll start selling and taking profits.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Should shareholders expect the top-10 holdings to remain at around 25% of net assets?

A. That's probably on the lower end of the spectrum. I expect the top-10 holdings to be in the range of 25%-50% of the fund's net assets, with the top holding representing between 2%-10%. If I find a stock I think could be a real winner, I'm going to make the most of it, and the fund's top-10 weighting could be skewed closer to 50%. On the other hand, if the market doesn't hand me a lay-up - which is the situation currently - then the assets will be spread over a greater number of holdings. While I anticipate having between 70-170 stocks in the fund at any time, the fund currently leans toward the higher end of that range to take advantage of the market's penchant for mid- and small-cap stocks.

Q. What's your outlook for value stocks, Steve?

A. I'm optimistic that the economy will recover at some point in the near future and, that when it stabilizes, the fund will benefit from my current positioning of the portfolio. A number of recent economic stimulants - including the Federal Reserve Board's interest-rate cuts and the federal government's income tax cut - bode well for the economy. However, I'll be closely following the economic health of consumers. The jury is still out on the direction of consumer spending due to potentially higher unemployment, higher energy prices and the uncertain economic backdrop.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation

Start date: May 9, 2001

Size: as of May 31, 2001, more than $2 million

Manager: Steve DuFour, since inception; joined Fidelity in 1993

Steve DuFour on his recent investment strategy:

"Since the fund's inception, I've been trying to use the market's volatility to upgrade the quality of companies owned by the fund. During this period, many investors were extremely risk-averse and migrated to stocks in sectors typically considered safe havens, such as health care, energy and utilities. While most investors were selling growth-oriented stocks and buying these ´safety' stocks, I began selectively selling some holdings that had done well in these perceived safety sectors. At the same time, I opportunistically increased the fund's holdings in stocks that I believe will benefit from an economic recovery.

"Specifically, I've been buying underperforming areas within the market that, as recently as a year ago, were considered exclusive oceanfront property, such as technology and telecommunication services. Essentially, the slowing economy and the softening of many areas of the stock market have given me the opportunity to purchase stocks of top-tier companies at attractive prices. Prior to their recent underperformance, I would have had to pay much higher prices to own these stocks, and I wouldn't have done so. I believe that having this unique opportunity to upgrade the quality of the portfolio in this fashion could benefit shareholders in the coming years."

Semiannual Report

Investment Summary

Top Ten Stocks as of May 31, 2001
% of fund's net assets
Exxon Mobil Corp.	4.4
PNC Financial Services Group, Inc.	3.3
BellSouth Corp.	3.2
Mellon Financial Corp.	2.9
Chevron Corp.	2.7
Citigroup, Inc.	2.2
Charles Schwab Corp.	2.0
FleetBoston Financial Corp.	2.0
E.I. du Pont de Nemours and Co.	1.6
Whirlpool Corp.	1.3
25.6
Top Five Market Sectors as of May 31, 2001
% of fund's net assets
Financials	19.7
Industrials	14.7
Consumer Discretionary	13.6
Materials	8.9
Energy	8.5
Asset Allocation (% of fund's net assets)
As of May 31, 2001 *
Stocks 86.4%
Convertible Securities 1.3%
Short-Term Investments and Net Other Assets 12.3%
* Foreign investments	0.4%

Semiannual Report

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 1.0%
Dana Corp.	250	$ 5,380
Delphi Automotive Systems Corp.	1,060	15,582
Snap-On, Inc.	250	7,200
		28,162
Automobiles - 0.6%
Monaco Coach Corp. (a)	300	6,588
Winnebago Industries, Inc.	500	9,520
		16,108
Hotels, Restaurants & Leisure - 1.8%
Hilton Hotels Corp.	1,100	13,629
Marriott International, Inc. Class A	110	5,210
McDonald's Corp.	850	25,738
MGM Mirage, Inc. (a)	170	5,345
		49,922
Household Durables - 2.3%
Black & Decker Corp.	130	5,155
Clayton Homes, Inc.	650	9,562
Fortune Brands, Inc.	260	8,931
The Stanley Works	70	2,660
Whirlpool Corp.	590	37,105
		63,413
Leisure Equipment & Products - 0.6%
Hasbro, Inc.	300	4,500
Mattel, Inc.	750	13,350
		17,850
Media - 5.6%
AT&T Corp. - Liberty Media Group Class A (a)	1,870	31,510
Belo Corp. Series A	600	11,694
Dow Jones & Co., Inc.	400	22,300
E.W. Scripps Co. Class A	540	36,423
Interpublic Group of Companies, Inc.	140	5,144
McGraw-Hill Companies, Inc.	40	2,566
News Corp. Ltd. sponsored ADR	310	11,083
NTL, Inc. (a)	1,380	29,656
The New York Times Co. Class A	120	5,051
		155,427
Multiline Retail - 0.2%
The May Department Stores Co.	140	4,578
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.8%
Gap, Inc.	420	$ 13,020
Pier 1 Imports, Inc.	750	8,813
		21,833
Textiles & Apparel - 0.2%
Jones Apparel Group, Inc. (a)	120	5,304
TOTAL CONSUMER DISCRETIONARY		362,597
CONSUMER STAPLES - 4.4%
Beverages - 1.1%
The Coca-Cola Co.	650	30,810
Food Products - 0.7%
McCormick & Co., Inc. (non-vtg.)	310	12,524
Wm. Wrigley Jr. Co.	100	4,803
		17,327
Household Products - 1.1%
Kimberly-Clark Corp.	510	30,830
Personal Products - 1.5%
Avon Products, Inc.	250	10,940
Gillette Co.	1,070	30,955
		41,895
TOTAL CONSUMER STAPLES		120,862
ENERGY - 8.5%
Oil & Gas - 8.5%
Chevron Corp.	790	75,880
Conoco, Inc. Class B	840	26,208
Exxon Mobil Corp.	1,370	121,578
Occidental Petroleum Corp.	310	9,291
Phillips Petroleum Co.	50	3,237
		236,194
FINANCIALS - 19.7%
Banks - 13.0%
Centura Banks, Inc.	100	5,340
Charter One Financial, Inc.	750	22,688
City National Corp.	400	17,052
Commercial Federal Corp.	300	6,834
First Tennessee National Corp.	250	8,900
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Banks - continued
FleetBoston Financial Corp.	1,310	$ 54,483
Mellon Financial Corp.	1,760	80,643
Pacific Century Financial Corp.	610	15,049
PNC Financial Services Group, Inc.	1,340	92,795
Popular, Inc.	500	15,675
SouthTrust Corp.	1,020	25,469
Synovus Finanical Corp.	270	8,203
Trustmark Corp.	400	8,744
		361,875
Diversified Financials - 5.1%
Charles Schwab Corp.	2,990	56,212
Citigroup, Inc.	1,200	61,500
Morgan Stanley Dean Witter & Co.	380	24,704
		142,416
Insurance - 1.2%
Conseco, Inc.	680	11,846
Hartford Financial Services Group, Inc.	300	20,310
		32,156
Real Estate - 0.4%
Equity Office Properties Trust	380	11,058
TOTAL FINANCIALS		547,505
HEALTH CARE - 3.1%
Biotechnology - 0.2%
Serologicals Corp. (a)	220	5,025
Health Care Equipment & Supplies - 1.7%
Becton, Dickinson & Co.	660	22,658
Guidant Corp. (a)	670	25,159
		47,817
Health Care Providers & Services - 0.1%
Owens & Minor, Inc.	150	2,783
Pharmaceuticals - 1.1%
American Home Products Corp.	150	9,495
Merck & Co., Inc.	100	7,299
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Mylan Laboratories, Inc.	200	$ 6,362
Pharmacia Corp.	150	7,284
		30,440
TOTAL HEALTH CARE		86,065
INDUSTRIALS - 13.9%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	830	31,781
Air Freight & Couriers - 0.2%
United Parcel Service, Inc. Class B	100	5,945
Airlines - 1.1%
Delta Air Lines, Inc.	660	31,429
Building Products - 1.7%
American Standard Companies, Inc. (a)	450	29,984
Masco Corp.	720	16,819
		46,803
Commercial Services & Supplies - 1.4%
Avery Dennison Corp.	210	12,281
Cendant Corp. (a)	480	9,206
Ecolab, Inc.	230	9,402
Pitney Bowes, Inc.	230	9,094
		39,983
Electrical Equipment - 0.5%
Hubbell, Inc. Class B	290	8,367
Power-One, Inc. (a)	200	4,088
		12,455
Industrial Conglomerates - 0.4%
Textron, Inc.	210	12,098
Machinery - 6.6%
Circor International, Inc.	650	15,262
Deere & Co.	120	4,483
Dover Corp.	500	21,195
Eaton Corp.	220	17,204
Flowserve Corp. (a)	600	18,018
Illinois Tool Works, Inc.	190	13,007
Ingersoll-Rand Co.	110	5,429
Navistar International Corp. (a)	890	25,890
PACCAR, Inc.	350	16,807
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Pall Corp.	220	$ 5,082
Parker-Hannifin Corp.	150	7,247
Pentair, Inc.	500	17,950
SPX Corp. (a)	120	14,244
		181,818
Road & Rail - 0.9%
Burlington Northern Santa Fe Corp.	210	6,525
Norfolk Southern Corp.	320	7,094
Werner Enterprises, Inc.	530	10,526
		24,145
TOTAL INDUSTRIALS		386,457
INFORMATION TECHNOLOGY - 7.9%
Communications Equipment - 1.6%
Cisco Systems, Inc. (a)	550	10,593
Corning, Inc.	600	11,352
JDS Uniphase Corp. (a)	500	8,355
Lucent Technologies, Inc.	480	3,782
Motorola, Inc.	710	10,437
		44,519
Computers & Peripherals - 0.1%
Sun Microsystems, Inc. (a)	200	3,294
Electronic Equipment & Instruments - 2.6%
Agilent Technologies, Inc. (a)	550	18,447
Avnet, Inc.	200	4,928
SCI Systems, Inc. (a)	1,345	31,755
Solectron Corp. (a)	330	7,118
Thermo Electron Corp. (a)	390	10,885
		73,133
IT Consulting & Services - 0.2%
KPMG Consulting, Inc.	350	6,318
Semiconductor Equipment & Products - 3.1%
Agere Systems, Inc. Class A	370	2,590
Altera Corp. (a)	100	2,400
Amkor Technology, Inc. (a)	200	3,906
Analog Devices, Inc. (a)	200	8,910
Atmel Corp. (a)	750	8,325
Cypress Semiconductor Corp. (a)	660	13,959
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Kulicke & Soffa Industries, Inc. (a)	625	$ 9,250
LAM Research Corp. (a)	100	2,762
Micron Technology, Inc. (a)	200	7,500
National Semiconductor Corp. (a)	775	20,553
Xilinx, Inc. (a)	100	4,125
		84,280
Software - 0.3%
E.piphany, Inc. (a)	650	8,158
TOTAL INFORMATION TECHNOLOGY		219,702
MATERIALS - 8.9%
Chemicals - 3.8%
Air Products & Chemicals, Inc.	220	10,289
Dow Chemical Co.	320	11,459
E.I. du Pont de Nemours and Co.	990	45,936
Georgia Gulf Corp.	400	7,180
Lyondell Chemical Co.	500	8,275
Praxair, Inc.	170	8,549
Valspar Corp.	450	15,404
		107,092
Construction Materials - 0.4%
Vulcan Materials Co.	200	10,816
Containers & Packaging - 1.3%
Ball Corp.	300	14,250
Packaging Corp. of America (a)	850	13,600
Sonoco Products Co.	300	7,605
		35,455
Metals & Mining - 1.9%
Newmont Mining Corp.	520	10,655
Nucor Corp.	170	8,707
Phelps Dodge Corp.	210	9,492
Quanex Corp.	1,030	23,021
		51,875
Paper & Forest Products - 1.5%
Wausau-Mosinee Paper Corp.	1,120	15,120
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Paper & Forest Products - continued
Westvaco Corp.	300	$ 7,632
Weyerhaeuser Co.	350	20,024
		42,776
TOTAL MATERIALS		248,014
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.3%
ALLTEL Corp.	50	2,900
BellSouth Corp.	2,170	89,469
		92,369
UTILITIES - 3.6%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	600	30,120
Southern Co.	490	11,535
		41,655
Gas Utilities - 1.6%
KeySpan Corp.	580	23,154
Sempra Energy	720	19,656
		42,810
Multi-Utilities - 0.1%
Utilicorp United, Inc.	100	3,607
Water Utilities - 0.4%
American Water Works, Inc.	330	10,131
TOTAL UTILITIES		98,203
TOTAL COMMON STOCKS (Cost $2,403,653)		2,397,968
Convertible Preferred Stocks - 1.3%

CONSUMER DISCRETIONARY - 0.5%
Multiline Retail - 0.5%
Kmart Financing I $3.875	300	14,106
Convertible Preferred Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.8%
Raytheon Co. $4.12	420	$ 22,365
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $36,474)		36,471
Cash Equivalents - 9.2%

Fidelity Cash Central Fund, 4.23% (b) (Cost $256,034)	256,034	256,034
TOTAL INVESTMENT PORTFOLIO - 96.9% (Cost $2,696,161)		2,690,473
NET OTHER ASSETS - 3.1%		86,070
NET ASSETS - 100%		$ 2,776,543
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $2,451,590 and $12,341, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $23 for the period.

Income Tax Information

At May 31, 2001, the aggregate cost of investment securities for income tax purposes was $2,696,161. Net unrealized depreciation aggregated $5,688, of which $46,105 related to appreciated investment securities and $51,793 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $2,696,161) - See accompanying schedule		$ 2,690,473
Receivable for fund shares sold		474,982
Dividends receivable		1,869
Prepaid expenses		102,005
Receivable from investment adviser for expense reductions		19,830
Total assets		3,289,159
Liabilities
Payable for investments purchased	$ 292,836
Payable for fund shares redeemed	97,426
Distribution fees payable	469
Other payables and accrued expenses	121,885
Total liabilities		512,616
Net Assets		$ 2,776,543
Net Assets consist of:
Paid in capital		$ 2,779,993
Undistributed net investment income		1,361
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		877
Net unrealized appreciation (depreciation) on investments		(5,688)
Net Assets		$ 2,776,543

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($574,562 ÷ 56,181 shares)	$10.23
Maximum offering price per share (100/94.25 of $10.23)	$10.85
Class T: Net Asset Value and redemption price per share ($786,147 ÷ 76,870 shares)	$10.23
Maximum offering price per share (100/96.50 of $10.23)	$10.60
Class B: Net Asset Value and offering price per share ($587,897 ÷ 57,502 shares) A	$10.22
Class C: Net Asset Value and offering price per share ($590,862 ÷ 57,792 shares) A	$10.22
Institutional Class: Net Asset Value, offering price and redemption price per share ($237,075 ÷ 23,175 shares)	$10.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	May 9, 2001 (commencement of operations) to May 31, 2001 (Unaudited)
Investment Income Dividends		$ 1,869
Interest		1,260
Total income		3,129
Expenses
Management fee	$ 471
Transfer agent fees	145
Distribution fees	469
Accounting fees and expenses	3,409
Custodian fees and expenses	1,750
Registration fees	11,703
Audit	2,872
Miscellaneous	1,250
Total expenses before reductions	22,069
Expense reductions	(20,301)	1,768
Net investment income		1,361
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		877
Change in net unrealized appreciation (depreciation) on investment securities		(5,688)
Net gain (loss)		(4,811)
Net increase (decrease) in net assets resulting from operations		$ (3,450)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

May 9, 2001 (commencement of operations) to May 31, 2001 (Unaudited)
Increase (Decrease) in Net Assets
Operations Net investment income	$ 1,361
Net realized gain (loss)	877
Change in net unrealized appreciation (depreciation)	(5,688)
Net increase (decrease) in net assets resulting from operations	(3,450)
Share transactions - net increase (decrease)	2,779,993
Total increase (decrease) in net assets	2,776,543
Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,361)	$ 2,776,543

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

May 31, 2001 E (Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.01
Net realized and unrealized gain (loss)	.22 G
Total from investment operations	.23
Net asset value, end of period	$ 10.23
Total Return B, C	2.30%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 575
Ratio of expenses to average net assets	1.75% A, F
Ratio of net investment income to average net assets	1.93% A
Portfolio turnover rate	15% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period May 9, 2001 (commencement of operations) to May 31, 2001.

F FMR agreed to reimburse a portion of the class expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

May 31, 2001 E (Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.01
Net realized and unrealized gain (loss)	.22 G
Total from investment operations	.23
Net asset value, end of period	$ 10.23
Total Return B, C	2.30%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 786
Ratio of expenses to average net assets	2.00% A, F
Ratio of net investment income to average net assets	1.67% A
Portfolio turnover rate	15% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period May 9, 2001 (commencement of operations) to May 31, 2001.

F FMR agreed to reimburse a portion of the class expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

May 31, 2001 E (Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.01
Net realized and unrealized gain (loss)	.21 G
Total from investment operations	.22
Net asset value, end of period	$ 10.22
Total Return B, C	2.20%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 588
Ratio of expenses to average net assets	2.50% A, F
Ratio of net investment income to average net assets	1.18% A
Portfolio turnover rate	15% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period May 9, 2001 (commencement of operations) to May 31, 2001.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

May 31, 2001 E (Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.01
Net realized and unrealized gain (loss)	.21 G
Total from investment operations	.22
Net asset value, end of period	$ 10.22
Total Return B, C	2.20%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 591
Ratio of expenses to average net assets	2.50% A, F
Ratio of net investment income to average net assets	1.18% A
Portfolio turnover rate	15% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period May 9, 2001 (commencement of operations) to May 31, 2001.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

May 31, 2001 E (Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.01
Net realized and unrealized gain (loss)	.22 G
Total from investment operations	.23
Net asset value, end of period	$ 10.23
Total Return B, C	2.30%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 237
Ratio of expenses to average net assets	1.50% A, F
Ratio of net investment income to average net assets	2.17% A
Portfolio turnover rate	15% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period May 9, 2001 (commencement of operations) to May 31, 2001.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Equity Value Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund except for the cost of registering and qualifying new shares for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00% *
Class C	1.00% *

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 35	$ 25
Class T	116	32
Class B	163	145
Class C	155	129
	$ 469	$ 331

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 1,521	$ 321
Class T	612	612
Class B	-	-*
Class C	-	-*
	$ 2,133	$ 933

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 33	.23 *
Class T	33	.14 *
Class B	33	.19 *
Class C	33	.20 *
Institutional Class	13	.10 *
	$ 145

* Annualized

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Fidelity Cash Central Fund. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income and does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

5. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.75%	$ 3,494
Class T	2.00%	5,806
Class B	2.50%	4,078
Class C	2.50%	3,877
Institutional Class	1.50%	3,046
		$ 20,301

6. Beneficial Interest.

At the end of the period, FMR and its affiliates were record owners of approximately 37% of the total outstanding shares of the fund. In addition, one unaffiliated shareholder was record owner of more than 10% of the total outstanding shares of the fund, totaling 11%.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	May 9, 2001 (commencement of operations) to May 31,	May 9, 2001 (commencement of operations) to May 31,
	2001	2001
Class A Shares sold	56,181	$ 571,455
Net increase (decrease)	56,181	$ 571,455
Class T Shares sold	86,163	$ 890,072
Shares redeemed	(9,293)	(94,841)
Net increase (decrease)	76,870	$ 795,231
Class B Shares sold	62,491	$ 640,006
Shares redeemed	(4,989)	(50,927)
Net increase (decrease)	57,502	$ 589,079
Class C Shares sold	57,792	$ 591,026
Net increase (decrease)	57,792	$ 591,026
Institutional Class Shares sold	23,175	$ 233,202
Net increase (decrease)	23,175	$ 233,202

Semiannual Report

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Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Stephen DuFour, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

* Independent trustees

Advisory Board

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AEV-SANN-0701 138632
1.759108.100

(Fidelity Investment logo)(registered trademark)

Fidelity Logo (Registered Trademark)

Fidelity® Advisor

Equity Value

Fund - Institutional Class

Semiannual Report

May 31, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Equity Value Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

Cumulative Total Returns

Period ended May 31, 2001	Life of fund
Fidelity® Adv Equity Value - Inst CL	2.30%
Russell 3000® Value	1.82%

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, since the fund started on May 9, 2001. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Russell 3000® Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. This benchmark includes reinvested dividends and capital gains, if any.

Average Annual Total Returns

Average annual total returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Concerns about a prolonged period of weakness in the U.S. economy cast a pall over most major equity markets during the six-month period that ended May 31, 2001. The effects of 2000's interest-rate hikes, combined with soaring energy costs, slowing productivity and rising labor costs, applied persistent downward pressure on corporate profits, threatening the viability of economic expansion. The earnings squeeze was particularly severe in the technology sector, which suffered from a sharp falloff in capital spending - the source of economic growth in recent years - induced by excess capacity and a scarcity of available funding. The tech-laden NASDAQ Composite® Index finished the period securely in the red, down 18.65%. The sector also had a heavy influence on the direction of the Standard & Poor's 500SM Index, which fell 3.90%. The Federal Reserve Board responded rapidly to the economic slowdown by aggressively unwinding its previous tightening cycle with a total of five half-point interest-rate cuts during the first five months of 2001. However, despite snapbacks in January and April, these actions weren't enough to spur sustained buying by tech-weary investors, who preferred to wait for earnings to respond first. Much of the buying remained focused on value stocks and more defensive holdings in less volatile areas of the market. The tried and true blue chips of the Dow Jones Industrial AverageSM received considerable attention, rising 5.61%. Most stocks finished the period on an up note, as many market participants expected a federal tax-cut stimulus to improve earnings expectations.

(Portfolio Manager photograph)
An interview with Steve DuFour, Portfolio Manager of Fidelity Advisor Equity Value Fund

Q. How did the fund perform, Steve?

A. Since its inception on May 9, 2001, the fund's Institutional Class shares returned 2.30%. In comparison, the Russell 3000® Value Index returned 1.82% during the same period. Going forward, we'll look at the fund's performance at six- and 12-month intervals and compare it to its Lipper peer group.

Q. What makes this fund different from other value funds?

Semiannual Report

Fund Talk: The Manager's Overview - continued

A. I think the two differentiating factors are Fidelity's research capability, which is where many of my ideas come from, and my contrarian nature, or willingness to look away from the crowd to find the best value opportunities. Reflecting my contrarian approach, I positioned the fund to participate in the recovery I expected in some beaten-down industries that had grown out of favor, such as brokerage stocks and semiconductors. By and large, investors have been retreating from these stocks, while I have been utilizing the market's volatility in some areas to opportunistically purchase stocks that I believe have been unfairly punished. This buying allowed the fund to own what I believe is a group of high-quality companies that should benefit from an economic recovery (see callout box at the end of this interview). Also, since I'm not tied to things like a dividend yield requirement, I have the flexibility to be more nimble and to move around the market capitalization spectrum. For example, during the brief period since the fund's inception, having the latitude to own a significant percentage of mid- and small-cap stocks helped enhance the fund's return relative to the Russell 3000 Value Index. These stocks have outperformed large-cap stocks during the past six months.

Q. Can you describe your definition of value?

A. I define value in terms of a company's worth in comparison to its trading price. I want to own great companies that are sell-ing at a discount to their intrinsic value. My favorite types of value investments are companies with a catalyst for change, such as a new management team, a product launch, a significant cost-cutting measure, or a merger or acquisition. Other examples would be companies poised to benefit from a reduction in industry capacity that should lead to improved pricing, or fallen angels - former growth stocks that have fallen out of favor for short-term or nonrecurring reasons.

Q. How do you analyze a company?

A. Ultimately, the factors that play into my analysis depend on the industry I'm looking at. For some industries, I focus on price-to-earnings ratios. In other industries, I focus on dividend yield or price-to-cash-flow ratios. I don't have a set computer model or algorithm that spits out company names. It's a very hands-on process, and my goal is to finish the analysis of a company and come up with a buy/sell price before I invest. This way, when things change with the company, I already know at what price I'm willing to buy it at and at what price I'll start selling and taking profits.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Should shareholders expect the top-10 holdings to remain at around 25% of net assets?

A. That's probably on the lower end of the spectrum. I expect the top-10 holdings to be in the range of 25%-50% of the fund's net assets, with the top holding representing between 2%-10%. If I find a stock I think could be a real winner, I'm going to make the most of it, and the fund's top-10 weighting could be skewed closer to 50%. On the other hand, if the market doesn't hand me a lay-up - which is the situation currently - then the assets will be spread over a greater number of holdings. While I anticipate having between 70-170 stocks in the fund at any time, the fund currently leans toward the higher end of that range to take advantage of the market's penchant for mid- and small-cap stocks.

Q. What's your outlook for value stocks, Steve?

A. I'm optimistic that the economy will recover at some point in the near future and, that when it stabilizes, the fund will benefit from my current positioning of the portfolio. A number of recent economic stimulants - including the Federal Reserve Board's interest-rate cuts and the federal government's income tax cut - bode well for the economy. However, I'll be closely following the economic health of consumers. The jury is still out on the direction of consumer spending due to potentially higher unemployment, higher energy prices and the uncertain economic backdrop.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation

Start date: May 9, 2001

Size: as of May 31, 2001, more than $2 million

Manager: Steve DuFour, since inception; joined Fidelity in 1993

Steve DuFour on his recent investment strategy:

"Since the fund's inception, I've been trying to use the market's volatility to upgrade the quality of companies owned by the fund. During this period, many investors were extremely risk-averse and migrated to stocks in sectors typically considered safe havens, such as health care, energy and utilities. While most investors were selling growth-oriented stocks and buying these ´safety' stocks, I began selectively selling some holdings that had done well in these perceived safety sectors. At the same time, I opportunistically increased the fund's holdings in stocks that I believe will benefit from an economic recovery.

"Specifically, I've been buying underperforming areas within the market that, as recently as a year ago, were considered exclusive oceanfront property, such as technology and telecommunication services. Essentially, the slowing economy and the softening of many areas of the stock market have given me the opportunity to purchase stocks of top-tier companies at attractive prices. Prior to their recent underperformance, I would have had to pay much higher prices to own these stocks, and I wouldn't have done so. I believe that having this unique opportunity to upgrade the quality of the portfolio in this fashion could benefit shareholders in the coming years."

Semiannual Report

Investment Summary

Top Ten Stocks as of May 31, 2001
% of fund's net assets
Exxon Mobil Corp.	4.4
PNC Financial Services Group, Inc.	3.3
BellSouth Corp.	3.2
Mellon Financial Corp.	2.9
Chevron Corp.	2.7
Citigroup, Inc.	2.2
Charles Schwab Corp.	2.0
FleetBoston Financial Corp.	2.0
E.I. du Pont de Nemours and Co.	1.6
Whirlpool Corp.	1.3
25.6
Top Five Market Sectors as of May 31, 2001
% of fund's net assets
Financials	19.7
Industrials	14.7
Consumer Discretionary	13.6
Materials	8.9
Energy	8.5
Asset Allocation (% of fund's net assets)
As of May 31, 2001 *
Stocks 86.4%
Convertible Securities 1.3%
Short-Term Investments and Net Other Assets 12.3%
* Foreign investments	0.4%

Semiannual Report

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 1.0%
Dana Corp.	250	$ 5,380
Delphi Automotive Systems Corp.	1,060	15,582
Snap-On, Inc.	250	7,200
		28,162
Automobiles - 0.6%
Monaco Coach Corp. (a)	300	6,588
Winnebago Industries, Inc.	500	9,520
		16,108
Hotels, Restaurants & Leisure - 1.8%
Hilton Hotels Corp.	1,100	13,629
Marriott International, Inc. Class A	110	5,210
McDonald's Corp.	850	25,738
MGM Mirage, Inc. (a)	170	5,345
		49,922
Household Durables - 2.3%
Black & Decker Corp.	130	5,155
Clayton Homes, Inc.	650	9,562
Fortune Brands, Inc.	260	8,931
The Stanley Works	70	2,660
Whirlpool Corp.	590	37,105
		63,413
Leisure Equipment & Products - 0.6%
Hasbro, Inc.	300	4,500
Mattel, Inc.	750	13,350
		17,850
Media - 5.6%
AT&T Corp. - Liberty Media Group Class A (a)	1,870	31,510
Belo Corp. Series A	600	11,694
Dow Jones & Co., Inc.	400	22,300
E.W. Scripps Co. Class A	540	36,423
Interpublic Group of Companies, Inc.	140	5,144
McGraw-Hill Companies, Inc.	40	2,566
News Corp. Ltd. sponsored ADR	310	11,083
NTL, Inc. (a)	1,380	29,656
The New York Times Co. Class A	120	5,051
		155,427
Multiline Retail - 0.2%
The May Department Stores Co.	140	4,578
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.8%
Gap, Inc.	420	$ 13,020
Pier 1 Imports, Inc.	750	8,813
		21,833
Textiles & Apparel - 0.2%
Jones Apparel Group, Inc. (a)	120	5,304
TOTAL CONSUMER DISCRETIONARY		362,597
CONSUMER STAPLES - 4.4%
Beverages - 1.1%
The Coca-Cola Co.	650	30,810
Food Products - 0.7%
McCormick & Co., Inc. (non-vtg.)	310	12,524
Wm. Wrigley Jr. Co.	100	4,803
		17,327
Household Products - 1.1%
Kimberly-Clark Corp.	510	30,830
Personal Products - 1.5%
Avon Products, Inc.	250	10,940
Gillette Co.	1,070	30,955
		41,895
TOTAL CONSUMER STAPLES		120,862
ENERGY - 8.5%
Oil & Gas - 8.5%
Chevron Corp.	790	75,880
Conoco, Inc. Class B	840	26,208
Exxon Mobil Corp.	1,370	121,578
Occidental Petroleum Corp.	310	9,291
Phillips Petroleum Co.	50	3,237
		236,194
FINANCIALS - 19.7%
Banks - 13.0%
Centura Banks, Inc.	100	5,340
Charter One Financial, Inc.	750	22,688
City National Corp.	400	17,052
Commercial Federal Corp.	300	6,834
First Tennessee National Corp.	250	8,900
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Banks - continued
FleetBoston Financial Corp.	1,310	$ 54,483
Mellon Financial Corp.	1,760	80,643
Pacific Century Financial Corp.	610	15,049
PNC Financial Services Group, Inc.	1,340	92,795
Popular, Inc.	500	15,675
SouthTrust Corp.	1,020	25,469
Synovus Finanical Corp.	270	8,203
Trustmark Corp.	400	8,744
		361,875
Diversified Financials - 5.1%
Charles Schwab Corp.	2,990	56,212
Citigroup, Inc.	1,200	61,500
Morgan Stanley Dean Witter & Co.	380	24,704
		142,416
Insurance - 1.2%
Conseco, Inc.	680	11,846
Hartford Financial Services Group, Inc.	300	20,310
		32,156
Real Estate - 0.4%
Equity Office Properties Trust	380	11,058
TOTAL FINANCIALS		547,505
HEALTH CARE - 3.1%
Biotechnology - 0.2%
Serologicals Corp. (a)	220	5,025
Health Care Equipment & Supplies - 1.7%
Becton, Dickinson & Co.	660	22,658
Guidant Corp. (a)	670	25,159
		47,817
Health Care Providers & Services - 0.1%
Owens & Minor, Inc.	150	2,783
Pharmaceuticals - 1.1%
American Home Products Corp.	150	9,495
Merck & Co., Inc.	100	7,299
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Mylan Laboratories, Inc.	200	$ 6,362
Pharmacia Corp.	150	7,284
		30,440
TOTAL HEALTH CARE		86,065
INDUSTRIALS - 13.9%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	830	31,781
Air Freight & Couriers - 0.2%
United Parcel Service, Inc. Class B	100	5,945
Airlines - 1.1%
Delta Air Lines, Inc.	660	31,429
Building Products - 1.7%
American Standard Companies, Inc. (a)	450	29,984
Masco Corp.	720	16,819
		46,803
Commercial Services & Supplies - 1.4%
Avery Dennison Corp.	210	12,281
Cendant Corp. (a)	480	9,206
Ecolab, Inc.	230	9,402
Pitney Bowes, Inc.	230	9,094
		39,983
Electrical Equipment - 0.5%
Hubbell, Inc. Class B	290	8,367
Power-One, Inc. (a)	200	4,088
		12,455
Industrial Conglomerates - 0.4%
Textron, Inc.	210	12,098
Machinery - 6.6%
Circor International, Inc.	650	15,262
Deere & Co.	120	4,483
Dover Corp.	500	21,195
Eaton Corp.	220	17,204
Flowserve Corp. (a)	600	18,018
Illinois Tool Works, Inc.	190	13,007
Ingersoll-Rand Co.	110	5,429
Navistar International Corp. (a)	890	25,890
PACCAR, Inc.	350	16,807
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Pall Corp.	220	$ 5,082
Parker-Hannifin Corp.	150	7,247
Pentair, Inc.	500	17,950
SPX Corp. (a)	120	14,244
		181,818
Road & Rail - 0.9%
Burlington Northern Santa Fe Corp.	210	6,525
Norfolk Southern Corp.	320	7,094
Werner Enterprises, Inc.	530	10,526
		24,145
TOTAL INDUSTRIALS		386,457
INFORMATION TECHNOLOGY - 7.9%
Communications Equipment - 1.6%
Cisco Systems, Inc. (a)	550	10,593
Corning, Inc.	600	11,352
JDS Uniphase Corp. (a)	500	8,355
Lucent Technologies, Inc.	480	3,782
Motorola, Inc.	710	10,437
		44,519
Computers & Peripherals - 0.1%
Sun Microsystems, Inc. (a)	200	3,294
Electronic Equipment & Instruments - 2.6%
Agilent Technologies, Inc. (a)	550	18,447
Avnet, Inc.	200	4,928
SCI Systems, Inc. (a)	1,345	31,755
Solectron Corp. (a)	330	7,118
Thermo Electron Corp. (a)	390	10,885
		73,133
IT Consulting & Services - 0.2%
KPMG Consulting, Inc.	350	6,318
Semiconductor Equipment & Products - 3.1%
Agere Systems, Inc. Class A	370	2,590
Altera Corp. (a)	100	2,400
Amkor Technology, Inc. (a)	200	3,906
Analog Devices, Inc. (a)	200	8,910
Atmel Corp. (a)	750	8,325
Cypress Semiconductor Corp. (a)	660	13,959
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Kulicke & Soffa Industries, Inc. (a)	625	$ 9,250
LAM Research Corp. (a)	100	2,762
Micron Technology, Inc. (a)	200	7,500
National Semiconductor Corp. (a)	775	20,553
Xilinx, Inc. (a)	100	4,125
		84,280
Software - 0.3%
E.piphany, Inc. (a)	650	8,158
TOTAL INFORMATION TECHNOLOGY		219,702
MATERIALS - 8.9%
Chemicals - 3.8%
Air Products & Chemicals, Inc.	220	10,289
Dow Chemical Co.	320	11,459
E.I. du Pont de Nemours and Co.	990	45,936
Georgia Gulf Corp.	400	7,180
Lyondell Chemical Co.	500	8,275
Praxair, Inc.	170	8,549
Valspar Corp.	450	15,404
		107,092
Construction Materials - 0.4%
Vulcan Materials Co.	200	10,816
Containers & Packaging - 1.3%
Ball Corp.	300	14,250
Packaging Corp. of America (a)	850	13,600
Sonoco Products Co.	300	7,605
		35,455
Metals & Mining - 1.9%
Newmont Mining Corp.	520	10,655
Nucor Corp.	170	8,707
Phelps Dodge Corp.	210	9,492
Quanex Corp.	1,030	23,021
		51,875
Paper & Forest Products - 1.5%
Wausau-Mosinee Paper Corp.	1,120	15,120
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Paper & Forest Products - continued
Westvaco Corp.	300	$ 7,632
Weyerhaeuser Co.	350	20,024
		42,776
TOTAL MATERIALS		248,014
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.3%
ALLTEL Corp.	50	2,900
BellSouth Corp.	2,170	89,469
		92,369
UTILITIES - 3.6%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	600	30,120
Southern Co.	490	11,535
		41,655
Gas Utilities - 1.6%
KeySpan Corp.	580	23,154
Sempra Energy	720	19,656
		42,810
Multi-Utilities - 0.1%
Utilicorp United, Inc.	100	3,607
Water Utilities - 0.4%
American Water Works, Inc.	330	10,131
TOTAL UTILITIES		98,203
TOTAL COMMON STOCKS (Cost $2,403,653)		2,397,968
Convertible Preferred Stocks - 1.3%

CONSUMER DISCRETIONARY - 0.5%
Multiline Retail - 0.5%
Kmart Financing I $3.875	300	14,106
Convertible Preferred Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.8%
Raytheon Co. $4.12	420	$ 22,365
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $36,474)		36,471
Cash Equivalents - 9.2%

Fidelity Cash Central Fund, 4.23% (b) (Cost $256,034)	256,034	256,034
TOTAL INVESTMENT PORTFOLIO - 96.9% (Cost $2,696,161)		2,690,473
NET OTHER ASSETS - 3.1%		86,070
NET ASSETS - 100%		$ 2,776,543
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $2,451,590 and $12,341, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $23 for the period.

Income Tax Information

At May 31, 2001, the aggregate cost of investment securities for income tax purposes was $2,696,161. Net unrealized depreciation aggregated $5,688, of which $46,105 related to appreciated investment securities and $51,793 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $2,696,161) - See accompanying schedule		$ 2,690,473
Receivable for fund shares sold		474,982
Dividends receivable		1,869
Prepaid expenses		102,005
Receivable from investment adviser for expense reductions		19,830
Total assets		3,289,159
Liabilities
Payable for investments purchased	$ 292,836
Payable for fund shares redeemed	97,426
Distribution fees payable	469
Other payables and accrued expenses	121,885
Total liabilities		512,616
Net Assets		$ 2,776,543
Net Assets consist of:
Paid in capital		$ 2,779,993
Undistributed net investment income		1,361
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		877
Net unrealized appreciation (depreciation) on investments		(5,688)
Net Assets		$ 2,776,543

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($574,562 ÷ 56,181 shares)	$10.23
Maximum offering price per share (100/94.25 of $10.23)	$10.85
Class T: Net Asset Value and redemption price per share ($786,147 ÷ 76,870 shares)	$10.23
Maximum offering price per share (100/96.50 of $10.23)	$10.60
Class B: Net Asset Value and offering price per share ($587,897 ÷ 57,502 shares) A	$10.22
Class C: Net Asset Value and offering price per share ($590,862 ÷ 57,792 shares) A	$10.22
Institutional Class: Net Asset Value, offering price and redemption price per share ($237,075 ÷ 23,175 shares)	$10.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	May 9, 2001 (commencement of operations) to May 31, 2001 (Unaudited)
Investment Income Dividends		$ 1,869
Interest		1,260
Total income		3,129
Expenses
Management fee	$ 471
Transfer agent fees	145
Distribution fees	469
Accounting fees and expenses	3,409
Custodian fees and expenses	1,750
Registration fees	11,703
Audit	2,872
Miscellaneous	1,250
Total expenses before reductions	22,069
Expense reductions	(20,301)	1,768
Net investment income		1,361
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		877
Change in net unrealized appreciation (depreciation) on investment securities		(5,688)
Net gain (loss)		(4,811)
Net increase (decrease) in net assets resulting from operations		$ (3,450)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

May 9, 2001 (commencement of operations) to May 31, 2001 (Unaudited)
Increase (Decrease) in Net Assets
Operations Net investment income	$ 1,361
Net realized gain (loss)	877
Change in net unrealized appreciation (depreciation)	(5,688)
Net increase (decrease) in net assets resulting from operations	(3,450)
Share transactions - net increase (decrease)	2,779,993
Total increase (decrease) in net assets	2,776,543
Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,361)	$ 2,776,543

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

May 31, 2001 E (Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.01
Net realized and unrealized gain (loss)	.22 G
Total from investment operations	.23
Net asset value, end of period	$ 10.23
Total Return B, C	2.30%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 575
Ratio of expenses to average net assets	1.75% A, F
Ratio of net investment income to average net assets	1.93% A
Portfolio turnover rate	15% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period May 9, 2001 (commencement of operations) to May 31, 2001.

F FMR agreed to reimburse a portion of the class expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

May 31, 2001 E (Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.01
Net realized and unrealized gain (loss)	.22 G
Total from investment operations	.23
Net asset value, end of period	$ 10.23
Total Return B, C	2.30%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 786
Ratio of expenses to average net assets	2.00% A, F
Ratio of net investment income to average net assets	1.67% A
Portfolio turnover rate	15% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period May 9, 2001 (commencement of operations) to May 31, 2001.

F FMR agreed to reimburse a portion of the class expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

May 31, 2001 E (Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.01
Net realized and unrealized gain (loss)	.21 G
Total from investment operations	.22
Net asset value, end of period	$ 10.22
Total Return B, C	2.20%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 588
Ratio of expenses to average net assets	2.50% A, F
Ratio of net investment income to average net assets	1.18% A
Portfolio turnover rate	15% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period May 9, 2001 (commencement of operations) to May 31, 2001.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

May 31, 2001 E (Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.01
Net realized and unrealized gain (loss)	.21 G
Total from investment operations	.22
Net asset value, end of period	$ 10.22
Total Return B, C	2.20%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 591
Ratio of expenses to average net assets	2.50% A, F
Ratio of net investment income to average net assets	1.18% A
Portfolio turnover rate	15% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period May 9, 2001 (commencement of operations) to May 31, 2001.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

May 31, 2001 E (Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.01
Net realized and unrealized gain (loss)	.22 G
Total from investment operations	.23
Net asset value, end of period	$ 10.23
Total Return B, C	2.30%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 237
Ratio of expenses to average net assets	1.50% A, F
Ratio of net investment income to average net assets	2.17% A
Portfolio turnover rate	15% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period May 9, 2001 (commencement of operations) to May 31, 2001.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Equity Value Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund except for the cost of registering and qualifying new shares for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00% *
Class C	1.00% *

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 35	$ 25
Class T	116	32
Class B	163	145
Class C	155	129
	$ 469	$ 331

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 1,521	$ 321
Class T	612	612
Class B	-	-*
Class C	-	-*
	$ 2,133	$ 933

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 33	.23 *
Class T	33	.14 *
Class B	33	.19 *
Class C	33	.20 *
Institutional Class	13	.10 *
	$ 145

* Annualized

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Fidelity Cash Central Fund. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income and does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

5. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.75%	$ 3,494
Class T	2.00%	5,806
Class B	2.50%	4,078
Class C	2.50%	3,877
Institutional Class	1.50%	3,046
		$ 20,301

6. Beneficial Interest.

At the end of the period, FMR and its affiliates were record owners of approximately 37% of the total outstanding shares of the fund. In addition, one unaffiliated shareholder was record owner of more than 10% of the total outstanding shares of the fund, totaling 11%.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	May 9, 2001 (commencement of operations) to May 31,	May 9, 2001 (commencement of operations) to May 31,
	2001	2001
Class A Shares sold	56,181	$ 571,455
Net increase (decrease)	56,181	$ 571,455
Class T Shares sold	86,163	$ 890,072
Shares redeemed	(9,293)	(94,841)
Net increase (decrease)	76,870	$ 795,231
Class B Shares sold	62,491	$ 640,006
Shares redeemed	(4,989)	(50,927)
Net increase (decrease)	57,502	$ 589,079
Class C Shares sold	57,792	$ 591,026
Net increase (decrease)	57,792	$ 591,026
Institutional Class Shares sold	23,175	$ 233,202
Net increase (decrease)	23,175	$ 233,202

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Stephen DuFour, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

* Independent trustees

Advisory Board

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AEVI-SANN-0701 138635
1.759107.100

(Fidelity Investment logo)(registered trademark)

Fidelity Logo (Registered Trademark)

Fidelity® Advisor

Fifty

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Fifty Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total return would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Life of fund
Fidelity® Adv Fifty - CL A	14.48%	2.00%
Fidelity Adv Fifty - CL A (incl. 5.75% sales charge)	7.90%	-3.87%
S&P 500®	-3.90%	-14.32%
Capital Appreciation Funds Average	-5.93%	n/a*

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months or since the fund started on August 16, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500SM  Index (S&P 500®) - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the funds capital appreciation average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 334 mutual funds. These benchmarks include reinvested dividends and capital gains, if any and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

* Not available

Semiannual Report

Fidelity Advisor Fifty Fund - Class A
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Fifty Fund - Class A on August 16, 2000, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 2001, the value of the investment would have been $9,613 - a 3.87% decrease on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $8,568 - a 14.32% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper multi-cap value funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month cumulative total returns for the multi-cap value funds average was 9.02%. The six month cumulative total returns for the multi-cap supergroup average was, -0.79%.

Semiannual Report

Fidelity Advisor Fifty Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total return would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Life of fund
Fidelity Adv Fifty - CL T	14.25%	1.80%
Fidelity Adv Fifty - CL T (incl. 3.50% sales charge)	10.25%	-1.76%
S&P 500	-3.90%	-14.32%
Capital Appreciation Funds Average	-5.93%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months or since the fund started on August 16, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500SM  Index (S&P 500) - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the funds capital appreciation average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 334 mutual funds. These benchmarks include reinvested dividends and capital gains, if any and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 7 of this report.(dagger)

Average Annual Total Returns

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Fifty Fund - Class T on August 16, 2000, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 2001, the value of the investment would have been $9,824 - a 1.76% decrease on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $8,568 - a 14.32% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper multi-cap value funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month cumulative total returns for the multi-cap value funds average was 9.02%. The six month cumulative total returns for the multi-cap supergroup average was, -0.79%.

Semiannual Report

Fidelity Advisor Fifty Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the past six months and life of fund total return figures are 5% and 5%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total return would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Life of fund
Fidelity Adv Fifty - CL B	14.04%	1.50%
Fidelity Adv Fifty - CL B (incl. contingent deferred sales charge)	9.04%	-3.50%
S&P 500	-3.90%	-14.32%
Capital Appreciation Funds Average	-5.93%	n/a*

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months or since the fund started on August 16, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500SM  Index (S&P 500) - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the funds capital appreciation average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 334 mutual funds. These benchmarks include reinvested dividends and capital gains, if any and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 9 of this report.(dagger)

Average Annual Total Returns

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

* Not available

Semiannual Report

Fidelity Advisor Fifty Fund - Class B
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Fifty Fund - Class B on August 16, 2000, when the fund started. As the chart shows, by May 31, 2001, the value of the investment including the effect of the applicable contingent deferred sales charge would have been $9,650 - a 3.50% decrease on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $8,568 - a 14.32% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper multi-cap value funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month cumulative total returns for the multi-cap value funds average was 9.02%. The six month cumulative total returns for the multi-cap supergroup average was, -0.79%.

Semiannual Report

Fidelity Advisor Fifty Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charge included in the past six months and life of fund total return figures are 1% and 1%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total return would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Life of fund
Fidelity Adv Fifty - CL C	14.06%	1.40%
Fidelity Adv Fifty - CL C (incl. contingent deferred sales charge)	13.06%	0.40%
S&P 500	-3.90%	-14.32%
Capital Appreciation Funds Average	-5.93%	n/a*

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months or since the fund started on August 16, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's 500SM  Index (S&P 500) - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the funds capital appreciation average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 334 mutual funds. These benchmarks include reinvested dividends and capital gains, if any and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 11 of this report.(dagger)

Average Annual Total Returns

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Fifty Fund - Class C on August 16, 2000, when the fund started. As the chart shows, by May 31, 2001, the value of the investment including the effect of the applicable contingent deferred sales charge would have grown to $10,040 - a 0.40% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $8,568 - a 14.32% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper multi-cap value funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month cumulative total returns for the multi-cap value funds average was 9.02%. The six month cumulative total returns for the multi-cap supergroup average was, -0.79%.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Concerns about a prolonged period of weakness in the U.S. economy cast a pall over most major equity markets during the six-month period that ended May 31, 2001. The effects of 2000's interest-rate hikes, combined with soaring energy costs, slowing productivity and rising labor costs, applied persistent downward pressure on corporate profits, threatening the viability of economic expansion. The earnings squeeze was particularly severe in the technology sector, which suffered from a sharp falloff in capital spending - the source of economic growth in recent years - induced by excess capacity and a scarcity of available funding. The tech-laden NASDAQ Composite® Index finished the period securely in the red, down 18.65%. The sector also had a heavy influence on the direction of the Standard & Poor's 500SM Index, which fell 3.90%. The Federal Reserve Board responded rapidly to the economic slowdown by aggressively unwinding its previous tightening cycle with a total of five half-point interest-rate cuts during the first five months of 2001. However, despite snapbacks in January and April, these actions weren't enough to spur sustained buying by tech-weary investors, who preferred to wait for earnings to respond first. Much of the buying remained focused on value stocks and more defensive holdings in less volatile areas of the market. The tried and true blue chips of the Dow Jones Industrial AverageSM received considerable attention, rising 5.61%. Most stocks finished the period on an up note, as many market participants expected a federal tax-cut stimulus to improve earnings expectations.

(Portfolio Manager photograph)
An interview with John Muresianu, Portfolio Manager of Fidelity Advisor Fifty Fund

Q. How did the fund perform, John?

A. Very well. For the six-month period that ended May 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned 14.48%, 14.25%, 14.04% and 14.06%, respectively. In comparison, the fund's benchmark, the Standard & Poor's 500 Index, fell 3.90% and the capital appreciation funds average as tracked by Lipper Inc. fell 5.93%. From its inception on August 16, 2000, through May 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned 2.00%, 1.80%, 1.50% and 1.40%, respectively, while the S&P 500 index returned -14.32%. Lipper does not calculate a life of fund return.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What helped the fund outperform the S&P 500 index during the past six months?

A. There were two main reasons. First, staying away from stocks that depend on a growing economy, such as those in the information technology sector, was a major reason why the fund outperformed the S&P 500 index and its peers. The fund owned almost no technology stocks during the past six months, which turned out to be a beneficial decision since this sector continued to experience rapidly deteriorating fundamentals and price depreciation. I felt that despite reduced share prices in many tech industries, these stocks generally were still overvalued. At the same time, the fund benefited from my decision to significantly overweight two strong-performing sectors - energy and materials. This decision, combined with good stock selection, was another major reason why the fund outperformed its index and peer group.

Q. What was your investment strategy?

A. I made six strategic long-term decisions and, fortunately, all of them turned out to be helpful during the past six months. As I mentioned, I eliminated nearly all technology stocks from the fund for a variety or reasons (see callout box at the end of this interview). Similarly, I also limited the fund's exposure to biotechnology stocks, which also underperformed. Third, I reduced the fund's exposure to large-cap growth stocks. All three of these decisions were made on the basis of the lofty valuations these stock categories had attained. My remaining three strategies were to dramatically increase the fund's holdings in three areas: the energy sector, the gold industry and mid-cap value stocks. While it's nice that these decisions all had a positive impact on the fund's performance, shareholders shouldn't expect to see all my major strategies work out all the time.

Q. Can you explain your reasoning behind the decisions to own energy, gold and mid-cap value stocks?

A. Sure. My analysis of the energy sector showed a period of massive underinvestment in the exploration and production of oil and gas during the past decade. This underinvestment caused a tighter-than-expected supply/demand equation, which drove higher-than-expected energy prices. While energy stock prices had exceeded already strong expectations going into the period, the valuations of many companies remained reasonable. Turning to gold stocks, I may have been a little early in owning them. Six months ago, the underperformance of these stocks actually held back the fund's return. However, I believed that with the slowing economy, an easing of monetary policy could spur the potential for inflation and, therefore, propel gold and gold-mining stocks. We didn't see this gold rally until May, but my patience in this area paid off because these stocks rallied sharply and helped boost the fund's return considerably. I moved a portion of the fund into mid-cap value stocks after identifying the significant valuation gap that existed between inexpensive mid-cap value and overvalued large-cap growth stocks.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What specific stocks were top performers? Which disappointed?

A. Our holdings in gold-related mining companies Newmont Mining, Barrick Gold and Placer Dome all soared sharply in the spring of 2001 due to a number of factors, including concerns about inflation. Shares of oil servicing firms Halliburton and Grey Wolf appreciated more than 40% and 67%, respectively, on higher oil prices. On the downside, holdings in SBC Communications and BellSouth suffered slightly from strong competition in the telecommunication services industry and I sold off the fund's positions in both stocks.

Q. What's your outlook, John?

A. At the end of the period, my six major investment strategies were still in place. In many cases, the companies we invested in had grown earnings steadily higher over the years, but their stocks hadn't moved as much in tandem. In these cases, the stock multiples - or price-to-earnings ratios - of these companies have been compressed immensely, and I still see value in those positions going forward. Shareholders should keep in mind that my strategies are long-term ones that I am often willing to be patient with until the dynamics of each strategy change. That patience can often cause some pain in short-term intervals.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to increase the value of the fund's shares by investing mainly in equity securities, normally 50 to 60 stocks

Start date: August 16, 2000

Size: as of May 31, 2001, more than $42 million

Manager: John Muresianu, since inception; joined Fidelity in 1986

John Muresianu on the technology sector:

"The fund had almost no technology exposure during the past six months for a number of reasons. First, the market penetration of new technologies - such as the cellular phone and the Internet - matured. Second, the Federal Reserve Board began aggressively raising interest rates in early 2000 to slow economic growth. Third, there was a sharp reduction in corporate spending on new economy infrastructure. As these trends became evident, there was a dramatic reduction in the earnings outlook for a broad array of tech companies, dealing a powerful blow to share prices.

"Turning to technical analysis, historical price patterns showed wild enthusiasm for these stocks that I believed was unsustainable. Tech stocks had valuations - such as price-to-sales and price-to-earnings ratios - far above their historical peaks. Looking at these valuations, I anticipated a very sharp contraction in stock multiples and, fortunately for the fund, staying out of technology was helpful because the stocks have fallen. Still, stock valuations hadn't fallen as low by period end as they typically have in past cycles after reaching peak valuations.

"In general, I think technology stocks remain very expensive because share prices haven't fallen to the point where they reflect the collapse of corporate earnings in this sector. Conversely, on the energy front at least, stock prices haven't risen as fast as corporate earnings in the sector, leading me to believe that many companies in the sector remain inexpensive."

|

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Newmont Mining Corp.	11.4	10.3
Burlington Resources, Inc.	10.3	11.2
Exxon Mobil Corp.	9.1	10.0
Schlumberger Ltd. (NY Shares)	7.2	8.4
Barrick Gold Corp.	5.5	5.8
Halliburton Co.	5.0	4.1
Devon Energy Corp.	4.0	4.4
American Electric Power Co., Inc.	3.9	3.8
Philip Morris Companies, Inc.	3.4	0.0
Grey Wolf, Inc.	3.4	2.2
	63.2
Top Five Market Sectors as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	50.6	50.5
Materials	26.5	23.9
Utilities	9.4	7.4
Consumer Staples	3.5	0.2
Industrials	3.4	6.8
Asset Allocation (% of fund's net assets)
As of May 31, 2001 *		As of November 30, 2000 **
	Stocks 96.8%		Stocks 97.3%
	Short-Term Investments and Net Other Assets 3.2%		Short-Term Investments and Net Other Assets 2.7%
* Foreign investments	19.0%	** Foreign investments	18.5%

Effective with this report, industry classifications follow the MSCI ®/S&P ® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 0.6%
Hotels Restaurants & Leisure - 0.4%
Jack in the Box, Inc. (a)	4,880	$ 125,172
Outback Steakhouse, Inc. (a)	970	27,645
		152,817
Household Durables - 0.0%
Maytag Corp.	450	14,877
Textiles & Apparel - 0.2%
Wolverine World Wide, Inc.	5,010	85,170
TOTAL CONSUMER DISCRETIONARY		252,864
CONSUMER STAPLES - 3.5%
Food & Drug Retailing - 0.1%
Albertson's, Inc.	1,820	52,234
Tobacco - 3.4%
Philip Morris Companies, Inc.	28,500	1,465,185
TOTAL CONSUMER STAPLES		1,517,419
ENERGY - 50.6%
Energy Equipment & Services - 19.9%
Baker Hughes, Inc.	880	34,672
BJ Services Co. (a)	1,390	104,250
ENSCO International, Inc.	2,790	89,866
Global Marine, Inc. (a)	4,710	120,812
Grey Wolf, Inc. (a)	225,170	1,461,353
Halliburton Co.	45,610	2,131,811
Nabors Industries, Inc. (a)	24,810	1,261,589
Noble Drilling Corp. (a)	890	38,003
Precision Drilling Corp. (a)	910	37,552
Schlumberger Ltd. (NY Shares)	49,350	3,110,531
Transocean Sedco Forex, Inc.	940	50,243
Weatherford International, Inc. (a)	1,940	109,358
		8,550,040
Oil & Gas - 30.7%
Anadarko Petroleum Corp.	4,850	303,659
Apache Corp.	20,060	1,194,573
Burlington Resources, Inc.	89,940	4,398,066
Chevron Corp.	3,580	343,859
Conoco, Inc. Class B	9,690	302,328
Devon Energy Corp.	29,490	1,716,613
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Exxon Mobil Corp.	44,150	$ 3,918,313
Newfield Exploration Co. (a)	4,850	170,623
Royal Dutch Petroleum Co. (NY Shares)	8,560	521,989
Spinnaker Exploration Co. (a)	870	35,392
Tosco Corp.	5,140	256,692
		13,162,107
TOTAL ENERGY		21,712,147
FINANCIALS - 0.4%
Diversified Financials - 0.4%
JAFCO Co. Ltd.	1,000	107,679
Nomura Securities Co. Ltd.	4,000	80,067
		187,746
HEALTH CARE - 0.7%
Biotechnology - 0.7%
Immunex Corp. (a)	19,390	306,362
INDUSTRIALS - 3.4%
Aerospace & Defense - 0.4%
General Dynamics Corp.	2,560	198,451
Building Products - 1.1%
American Standard Companies, Inc. (a)	7,150	476,405
Commercial Services & Supplies - 0.7%
Deluxe Corp.	4,920	136,333
R.R. Donnelley & Sons Co.	4,920	149,076
		285,409
Construction & Engineering - 1.0%
Fluor Corp.	2,750	160,380
Jacobs Engineering Group, Inc. (a)	3,670	273,782
		434,162
Machinery - 0.2%
Stewart & Stevenson Services, Inc.	2,680	77,988
TOTAL INDUSTRIALS		1,472,415
MATERIALS - 26.5%
Containers & Packaging - 0.3%
Ball Corp.	3,065	145,588
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - 25.2%
Alcan, Inc.	9,360	$ 418,927
Alcoa, Inc.	2,910	125,567
Barrick Gold Corp.	142,350	2,341,192
Bethlehem Steel Corp. (a)	110,200	304,152
Massey Energy Corp.	12,160	283,328
Newmont Mining Corp.	239,220	4,901,613
Peabody Energy Corp.	100	3,395
Pechiney SA Series A	3,400	183,791
Phelps Dodge Corp.	18,990	858,348
Placer Dome, Inc.	129,850	1,372,529
		10,792,842
Paper & Forest Products - 1.0%
Bowater, Inc.	870	41,934
Georgia-Pacific Corp.	10,660	377,897
		419,831
TOTAL MATERIALS		11,358,261
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
AT&T Corp.	31,450	665,797
Verizon Communications	1,000	54,850
		720,647
UTILITIES - 9.4%
Electric Utilities - 9.4%
American Electric Power Co., Inc.	33,210	1,667,142
Entergy Corp.	11,500	496,800
Exelon Corp.	6,780	459,820
Northeast Utilities	9,430	181,433
Public Service Enterprise Group, Inc.	980	50,382
Southern Co.	49,510	1,165,465
		4,021,042
TOTAL COMMON STOCKS (Cost $38,473,810)		41,548,903
Cash Equivalents - 10.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.23% (b)	1,752,259	$ 1,752,259
Fidelity Securities Lending Cash Central Fund, 4.04% (b)	2,800,640	2,800,640
TOTAL CASH EQUIVALENTS (Cost $4,552,899)		4,552,899
TOTAL INVESTMENT PORTFOLIO - 107.4% (Cost $43,026,709)		46,101,802
NET OTHER ASSETS - (7.4)%		(3,184,172)
NET ASSETS - 100%		$ 42,917,630
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	81.0%
Canada	9.8%
Netherlands Antilles	7.2%
Netherlands	1.2%
Others (individually less than 1%)	0.8%
100.0%
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $17,048,067 and $8,141,311, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $1,610 for the period.

Income Tax Information

At May 31, 2001, the aggregate cost of investment securities for income tax purposes was $43,140,903. Net unrealized appreciation aggregated $2,960,899, of which $4,482,836 related to appreciated investment securities and $1,521,937 related to depreciated investment securities.

The fund intends to elect to defer to its fiscal year ending November 30, 2001 approximately $87,000 of losses recognized during the period November 1, 2000 to November 30, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,416,687) (cost $43,026,709) - See accompanying schedule		$ 46,101,802
Receivable for fund shares sold		166,153
Dividends receivable		86,445
Interest receivable		7,671
Other receivables		1,173
Prepaid expenses		14,526
Total assets		46,377,770
Liabilities
Payable for investments purchased	$ 502,701
Payable for fund shares redeemed	99,780
Accrued management fee	22,064
Distribution fees payable	24,469
Other payables and accrued expenses	10,486
Collateral on securities loaned, at value	2,800,640
Total liabilities		3,460,140
Net Assets		$ 42,917,630
Net Assets consist of:
Paid in capital		$ 40,675,213
Accumulated net investment loss		(111,751)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(721,048)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,075,216
Net Assets		$ 42,917,630

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,162,385 ÷ 604,177 shares)	$10.20
Maximum offering price per share (100/94.25 of $10.20)	$10.82
Class T: Net Asset Value and redemption price per share ($14,992,621 ÷ 1,472,974 shares)	$10.18
Maximum offering price per share (100/96.50 of $10.18)	$10.55
Class B: Net Asset Value and offering price per share ($12,981,182 ÷ 1,278,543 shares) A	$10.15
Class C: Net Asset Value and offering price per share ($8,029,314 ÷ 791,825 shares) A	$10.14
Institutional Class: Net Asset Value, offering price and redemption price per share ($752,128 ÷ 73,588 shares)	$10.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2001 (Unaudited)
Investment Income Dividends		$ 239,758
Interest		26,565
Security lending		2,289
Total income		268,612
Expenses
Management fee	$ 103,496
Transfer agent fees	47,602
Distribution fees	125,054
Accounting and security lending fees	30,051
Non-interested trustees' compensation	47
Custodian fees and expenses	6,641
Registration fees	63,930
Audit	5,420
Legal	48
Miscellaneous	1,279
Total expenses before reductions	383,568
Expense reductions	(3,205)	380,363
Net investment income (loss)		(111,751)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(168,699)
Foreign currency transactions	(66)	(168,765)
Change in net unrealized appreciation (depreciation) on:
Investment securities	4,822,872
Assets and liabilities in foreign currencies	140	4,823,012
Net gain (loss)		4,654,247
Net increase (decrease) in net assets resulting from operations		$ 4,542,496

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2001 (Unaudited)	August 16, 2000 (commencement of operations) to November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ (111,751)	$ (2,057)
Net realized gain (loss)	(168,765)	(551,214)
Change in net unrealized appreciation (depreciation)	4,823,012	(1,747,796)
Net increase (decrease) in net assets resulting from operations	4,542,496	(2,301,067)
Share transactions - net increase (decrease)	9,603,561	31,072,640
Total increase (decrease) in net assets	14,146,057	28,771,573
Net Assets
Beginning of period	28,771,573	-
End of period	$ 42,917,630	$ 28,771,573

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2000	Year ended November 30,
	(Unaudited)	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 8.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	.01
Net realized and unrealized gain (loss)	1.30	(1.10)
Total from investment operations	1.29	(1.09)
Net asset value, end of period	$ 10.20	$ 8.91
Total Return B, C	14.48%	(10.90)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 6,162	$ 4,712
Ratio of expenses to average net assets	1.68% A	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.67% A, G	1.68% A, G
Ratio of net investment income (loss) to average net assets	(.14)% A	.40% A
Portfolio turnover rate	47% A	125% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to November 30, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2001	Year ended November 30,
	(Unaudited)	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 8.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	.00
Net realized and unrealized gain (loss)	1.29	(1.09)
Total from investment operations	1.27	(1.09)
Net asset value, end of period	$ 10.18	$ 8.91
Total Return B, C	14.25%	(10.90)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 14,993	$ 9,967
Ratio of expenses to average net assets	2.00% A	2.00% A, F
Ratio of expenses to average net assets after expense reductions	1.98% A, G	1.93% A, G
Ratio of net investment income (loss) to average net assets	(.46)% A	.15% A
Portfolio turnover rate	47% A	125% A
A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to November 30, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2001	Year ended November 30,
	(Unaudited)	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 8.90	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.04)	(.01)
Net realized and unrealized gain (loss)	1.29	(1.09)
Total from investment operations	1.25	(1.10)
Net asset value, end of period	$ 10.15	$ 8.90
Total Return B, C	14.04%	(11.00)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 12,981	$ 7,630
Ratio of expenses to average net assets	2.48% A	2.50% A, F
Ratio of expenses to average net assets after expense reductions	2.46% A, G	2.43% A, G
Ratio of net investment income (loss) to average net assets	(.94)% A	(.35)% A
Portfolio turnover rate	47% A	125% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to November 30, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2001	Year ended November 30,
	(Unaudited)	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 8.89	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.04)	(.01)
Net realized and unrealized gain (loss)	1.29	(1.10)
Total from investment operations	1.25	(1.11)
Net asset value, end of period	$ 10.14	$ 8.89
Total Return B, C	14.06%	(11.10)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 8,029	$ 6,005
Ratio of expenses to average net assets	2.45% A	2.50% A, F
Ratio of expenses to average net assets after expense reductions	2.43% A, G	2.43% A, G
Ratio of net investment income (loss) to average net assets	(.91)% A	(.35)% A
Portfolio turnover rate	47% A	125% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to November 30, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2001	Year ended November 30,
	(Unaudited)	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 8.92	$ 10.00
Income from Investment Operations
Net investment income D	.00	.02
Net realized and unrealized gain (loss)	1.30	(1.10)
Total from investment operations	1.30	(1.08)
Net asset value, end of period	$ 10.22	$ 8.92
Total Return B, C	14.57%	(10.80)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 752	$ 457
Ratio of expenses to average net assets	1.48% A	1.50%A, F
Ratio of expenses to average net assets after expense reductions	1.46% A, G	1.43%A, G
Ratio of net investment income to average net assets	.06% A	.65% A
Portfolio turnover rate	47% A	125% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to November 30, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Fifty Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund except for the cost of registering and qualifying new shares for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .59% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00% *
Class C	1.00% *

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 6,921	$ 237
Class T	30,491	372
Class B	51,822	39,053
Class C	35,820	28,417
	$ 125,054	$ 68,079

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 13,533	$ 4,119
Class T	22,242	6,568
Class B	8,054	8,054 *
Class C	3,663	3,663 *
	$ 47,492	$ 22,404

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 6,446	.24 *
Class T	17,800	.30 *
Class B	14,025	.27 *
Class C	8,577	.24 *
Institutional Class	754	.28 *
	$ 47,602

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

Certain security trades were directed to brokers who paid $1,237 of the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period credits reduced the fund's custody expenses by $1,968.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31,	August 16, 2000 (commencement of operations) to November 30,	Six months ended May 31,	August 16, 2000 (commencement of operations) to November 30,
	2001	2000	2001	2000
Class A Shares sold	145,834	545,186	$ 1,405,131	$ 5,228,946
Shares redeemed	(70,472)	(16,371)	(667,399)	(148,454)
Net increase (decrease)	75,362	528,815	$ 737,732	$ 5,080,492
Class T Shares sold	583,889	1,174,156	$ 5,674,051	$ 11,281,285
Shares redeemed	(230,034)	(55,037)	(2,220,726)	(510,940)
Net increase (decrease)	353,855	1,119,119	$ 3,453,325	$ 10,770,345
Class B Shares sold	483,659	877,315	$ 4,676,739	$ 8,390,239
Shares redeemed	(62,519)	(19,912)	(601,625)	(183,616)
Net increase (decrease)	421,140	857,403	$ 4,075,114	$ 8,206,623
Class C Shares sold	194,019	726,375	$ 1,874,587	$ 6,977,415
Shares redeemed	(77,398)	(51,171)	(748,873)	(466,441)
Net increase (decrease)	116,621	675,204	$ 1,125,714	$ 6,510,974
Institutional Class Shares sold	29,314	51,486	$ 277,650	$ 506,260
Shares redeemed	(7,000)	(212)	(65,974)	(2,054)
Net increase (decrease)	22,314	51,274	$ 211,676	$ 504,206

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

John Muresianu, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

* Independent trustees

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AFIF-SANN-0701 138642
1.759106.100

(Fidelity Investment logo)(registered trademark)

Fidelity Logo (Registered Trademark)

Fidelity® Advisor

Fifty

Fund - Institutional Class

Semiannual Report

May 31, 2001

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Fifty Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total return would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Life of fund
Fidelity® Adv Fifty - Inst CL	14.57%	2.20%
S&P 500®	-3.90%	-14.32%
Capital Appreciation Funds Average	-5.93%	n/a*

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months or since the fund started on August 16, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Standard & Poor's 500SM  Index (S&P 500®) - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the funds capital appreciation average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 334 mutual funds. These benchmarks include reinvested dividends and capital gains, if any and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Average annual total returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

* Not available

Semiannual Report

Fidelity Advisor Fifty Fund - Institutional Class
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Fifty Fund - Institutional Class on August 16, 2000, when the fund started. As the chart shows, by May 31, 2001, the value of the investment would have grown to $10,220 - a 2.20% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $8,568 - a 14.32% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper multi-cap value funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month cumulative total returns for the multi-cap value funds average was 9.02%. The six month cumulative total returns for the multi-cap supergroup average was, -0.79%.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Concerns about a prolonged period of weakness in the U.S. economy cast a pall over most major equity markets during the six-month period that ended May 31, 2001. The effects of 2000's interest-rate hikes, combined with soaring energy costs, slowing productivity and rising labor costs, applied persistent downward pressure on corporate profits, threatening the viability of economic expansion. The earnings squeeze was particularly severe in the technology sector, which suffered from a sharp falloff in capital spending - the source of economic growth in recent years - induced by excess capacity and a scarcity of available funding. The tech-laden NASDAQ Composite® Index finished the period securely in the red, down 18.65%. The sector also had a heavy influence on the direction of the Standard & Poor's 500SM Index, which fell 3.90%. The Federal Reserve Board responded rapidly to the economic slowdown by aggressively unwinding its previous tightening cycle with a total of five half-point interest-rate cuts during the first five months of 2001. However, despite snapbacks in January and April, these actions weren't enough to spur sustained buying by tech-weary investors, who preferred to wait for earnings to respond first. Much of the buying remained focused on value stocks and more defensive holdings in less volatile areas of the market. The tried and true blue chips of the Dow Jones Industrial AverageSM received considerable attention, rising 5.61%. Most stocks finished the period on an up note, as many market participants expected a federal tax-cut stimulus to improve earnings expectations.

(Portfolio Manager photograph)
An interview with John Muresianu, Portfolio Manager of Fidelity Advisor Fifty Fund

Q. How did the fund perform, John?

A. Very well. For the six-month period that ended May 31, 2001, the fund's Institutional Class shares returned 14.57%. In comparison, the fund's benchmark, the Standard & Poor's 500 Index, fell 3.90% and the capital appreciation funds average as tracked by Lipper Inc. fell 5.93%. From its inception on August 16, 2000, through May 31, 2001, the fund's Institutional Class shares returned 2.20%, while the S&P 500 index returned -14.32%. Lipper does not calculate a life of fund return.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What helped the fund outperform the S&P 500 index during the past six months?

A. There were two main reasons. First, staying away from stocks that depend on a growing economy, such as those in the information technology sector, was a major reason why the fund outperformed the S&P 500 index and its peers. The fund owned almost no technology stocks during the past six months, which turned out to be a beneficial decision since this sector continued to experience rapidly deteriorating fundamentals and price depreciation. I felt that despite reduced share prices in many tech industries, these stocks generally were still overvalued. At the same time, the fund benefited from my decision to significantly overweight two strong-performing sectors - energy and materials. This decision, combined with good stock selection, was another major reason why the fund outperformed its index and peer group.

Q. What was your investment strategy?

A. I made six strategic long-term decisions and, fortunately, all of them turned out to be helpful during the past six months. As I mentioned, I eliminated nearly all technology stocks from the fund for a variety or reasons (see callout box at the end of this interview). Similarly, I also limited the fund's exposure to biotechnology stocks, which also underperformed. Third, I reduced the fund's exposure to large-cap growth stocks. All three of these decisions were made on the basis of the lofty valuations these stock categories had attained. My remaining three strategies were to dramatically increase the fund's holdings in three areas: the energy sector, the gold industry and mid-cap value stocks. While it's nice that these decisions all had a positive impact on the fund's performance, shareholders shouldn't expect to see all my major strategies work out all the time.

Q. Can you explain your reasoning behind the decisions to own energy, gold and mid-cap value stocks?

A. Sure. My analysis of the energy sector showed a period of massive underinvestment in the exploration and production of oil and gas during the past decade. This underinvestment caused a tighter-than-expected supply/demand equation, which drove higher-than-expected energy prices. While energy stock prices had exceeded already strong expectations going into the period, the valuations of many companies remained reasonable. Turning to gold stocks, I may have been a little early in owning them. Six months ago, the underperformance of these stocks actually held back the fund's return. However, I believed that with the slowing economy, an easing of monetary policy could spur the potential for inflation and, therefore, propel gold and gold-mining stocks. We didn't see this gold rally until May, but my patience in this area paid off because these stocks rallied sharply and helped boost the fund's return considerably. I moved a portion of the fund into mid-cap value stocks after identifying the significant valuation gap that existed between inexpensive mid-cap value and overvalued large-cap growth stocks.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What specific stocks were top performers? Which disappointed?

A. Our holdings in gold-related mining companies Newmont Mining, Barrick Gold and Placer Dome all soared sharply in the spring of 2001 due to a number of factors, including concerns about inflation. Shares of oil servicing firms Halliburton and Grey Wolf appreciated more than 40% and 67%, respectively, on higher oil prices. On the downside, holdings in SBC Communications and BellSouth suffered slightly from strong competition in the telecommunication services industry and I sold off the fund's positions in both stocks.

Q. What's your outlook, John?

A. At the end of the period, my six major investment strategies were still in place. In many cases, the companies we invested in had grown earnings steadily higher over the years, but their stocks hadn't moved as much in tandem. In these cases, the stock multiples - or price-to-earnings ratios - of these companies have been compressed immensely, and I still see value in those positions going forward. Shareholders should keep in mind that my strategies are long-term ones that I am often willing to be patient with until the dynamics of each strategy change. That patience can often cause some pain in short-term intervals.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to increase the value of the fund's shares by investing mainly in equity securities, normally 50 to 60 stocks

Start date: August 16, 2000

Size: as of May 31, 2001, more than $42 million

Manager: John Muresianu, since inception; joined Fidelity in 1986

John Muresianu on the technology sector:

"The fund had almost no technology exposure during the past six months for a number of reasons. First, the market penetration of new technologies - such as the cellular phone and the Internet - matured. Second, the Federal Reserve Board began aggressively raising interest rates in early 2000 to slow economic growth. Third, there was a sharp reduction in corporate spending on new economy infrastructure. As these trends became evident, there was a dramatic reduction in the earnings outlook for a broad array of tech companies, dealing a powerful blow to share prices.

"Turning to technical analysis, historical price patterns showed wild enthusiasm for these stocks that I believed was unsustainable. Tech stocks had valuations - such as price-to-sales and price-to-earnings ratios - far above their historical peaks. Looking at these valuations, I anticipated a very sharp contraction in stock multiples and, fortunately for the fund, staying out of technology was helpful because the stocks have fallen. Still, stock valuations hadn't fallen as low by period end as they typically have in past cycles after reaching peak valuations.

"In general, I think technology stocks remain very expensive because share prices haven't fallen to the point where they reflect the collapse of corporate earnings in this sector. Conversely, on the energy front at least, stock prices haven't risen as fast as corporate earnings in the sector, leading me to believe that many companies in the sector remain inexpensive."

|

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Newmont Mining Corp.	11.4	10.3
Burlington Resources, Inc.	10.3	11.2
Exxon Mobil Corp.	9.1	10.0
Schlumberger Ltd. (NY Shares)	7.2	8.4
Barrick Gold Corp.	5.5	5.8
Halliburton Co.	5.0	4.1
Devon Energy Corp.	4.0	4.4
American Electric Power Co., Inc.	3.9	3.8
Philip Morris Companies, Inc.	3.4	0.0
Grey Wolf, Inc.	3.4	2.2
	63.2
Top Five Market Sectors as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	50.6	50.5
Materials	26.5	23.9
Utilities	9.4	7.4
Consumer Staples	3.5	0.2
Industrials	3.4	6.8
Asset Allocation (% of fund's net assets)
As of May 31, 2001 *		As of November 30, 2000 **
	Stocks 96.8%		Stocks 97.3%
	Short-Term Investments and Net Other Assets 3.2%		Short-Term Investments and Net Other Assets 2.7%
* Foreign investments	19.0%	** Foreign investments	18.5%

Effective with this report, industry classifications follow the MSCI ®/S&P ® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 0.6%
Hotels Restaurants & Leisure - 0.4%
Jack in the Box, Inc. (a)	4,880	$ 125,172
Outback Steakhouse, Inc. (a)	970	27,645
		152,817
Household Durables - 0.0%
Maytag Corp.	450	14,877
Textiles & Apparel - 0.2%
Wolverine World Wide, Inc.	5,010	85,170
TOTAL CONSUMER DISCRETIONARY		252,864
CONSUMER STAPLES - 3.5%
Food & Drug Retailing - 0.1%
Albertson's, Inc.	1,820	52,234
Tobacco - 3.4%
Philip Morris Companies, Inc.	28,500	1,465,185
TOTAL CONSUMER STAPLES		1,517,419
ENERGY - 50.6%
Energy Equipment & Services - 19.9%
Baker Hughes, Inc.	880	34,672
BJ Services Co. (a)	1,390	104,250
ENSCO International, Inc.	2,790	89,866
Global Marine, Inc. (a)	4,710	120,812
Grey Wolf, Inc. (a)	225,170	1,461,353
Halliburton Co.	45,610	2,131,811
Nabors Industries, Inc. (a)	24,810	1,261,589
Noble Drilling Corp. (a)	890	38,003
Precision Drilling Corp. (a)	910	37,552
Schlumberger Ltd. (NY Shares)	49,350	3,110,531
Transocean Sedco Forex, Inc.	940	50,243
Weatherford International, Inc. (a)	1,940	109,358
		8,550,040
Oil & Gas - 30.7%
Anadarko Petroleum Corp.	4,850	303,659
Apache Corp.	20,060	1,194,573
Burlington Resources, Inc.	89,940	4,398,066
Chevron Corp.	3,580	343,859
Conoco, Inc. Class B	9,690	302,328
Devon Energy Corp.	29,490	1,716,613
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Exxon Mobil Corp.	44,150	$ 3,918,313
Newfield Exploration Co. (a)	4,850	170,623
Royal Dutch Petroleum Co. (NY Shares)	8,560	521,989
Spinnaker Exploration Co. (a)	870	35,392
Tosco Corp.	5,140	256,692
		13,162,107
TOTAL ENERGY		21,712,147
FINANCIALS - 0.4%
Diversified Financials - 0.4%
JAFCO Co. Ltd.	1,000	107,679
Nomura Securities Co. Ltd.	4,000	80,067
		187,746
HEALTH CARE - 0.7%
Biotechnology - 0.7%
Immunex Corp. (a)	19,390	306,362
INDUSTRIALS - 3.4%
Aerospace & Defense - 0.4%
General Dynamics Corp.	2,560	198,451
Building Products - 1.1%
American Standard Companies, Inc. (a)	7,150	476,405
Commercial Services & Supplies - 0.7%
Deluxe Corp.	4,920	136,333
R.R. Donnelley & Sons Co.	4,920	149,076
		285,409
Construction & Engineering - 1.0%
Fluor Corp.	2,750	160,380
Jacobs Engineering Group, Inc. (a)	3,670	273,782
		434,162
Machinery - 0.2%
Stewart & Stevenson Services, Inc.	2,680	77,988
TOTAL INDUSTRIALS		1,472,415
MATERIALS - 26.5%
Containers & Packaging - 0.3%
Ball Corp.	3,065	145,588
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - 25.2%
Alcan, Inc.	9,360	$ 418,927
Alcoa, Inc.	2,910	125,567
Barrick Gold Corp.	142,350	2,341,192
Bethlehem Steel Corp. (a)	110,200	304,152
Massey Energy Corp.	12,160	283,328
Newmont Mining Corp.	239,220	4,901,613
Peabody Energy Corp.	100	3,395
Pechiney SA Series A	3,400	183,791
Phelps Dodge Corp.	18,990	858,348
Placer Dome, Inc.	129,850	1,372,529
		10,792,842
Paper & Forest Products - 1.0%
Bowater, Inc.	870	41,934
Georgia-Pacific Corp.	10,660	377,897
		419,831
TOTAL MATERIALS		11,358,261
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
AT&T Corp.	31,450	665,797
Verizon Communications	1,000	54,850
		720,647
UTILITIES - 9.4%
Electric Utilities - 9.4%
American Electric Power Co., Inc.	33,210	1,667,142
Entergy Corp.	11,500	496,800
Exelon Corp.	6,780	459,820
Northeast Utilities	9,430	181,433
Public Service Enterprise Group, Inc.	980	50,382
Southern Co.	49,510	1,165,465
		4,021,042
TOTAL COMMON STOCKS (Cost $38,473,810)		41,548,903
Cash Equivalents - 10.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.23% (b)	1,752,259	$ 1,752,259
Fidelity Securities Lending Cash Central Fund, 4.04% (b)	2,800,640	2,800,640
TOTAL CASH EQUIVALENTS (Cost $4,552,899)		4,552,899
TOTAL INVESTMENT PORTFOLIO - 107.4% (Cost $43,026,709)		46,101,802
NET OTHER ASSETS - (7.4)%		(3,184,172)
NET ASSETS - 100%		$ 42,917,630
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	81.0%
Canada	9.8%
Netherlands Antilles	7.2%
Netherlands	1.2%
Others (individually less than 1%)	0.8%
100.0%
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $17,048,067 and $8,141,311, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $1,610 for the period.

Income Tax Information

At May 31, 2001, the aggregate cost of investment securities for income tax purposes was $43,140,903. Net unrealized appreciation aggregated $2,960,899, of which $4,482,836 related to appreciated investment securities and $1,521,937 related to depreciated investment securities.

The fund intends to elect to defer to its fiscal year ending November 30, 2001 approximately $87,000 of losses recognized during the period November 1, 2000 to November 30, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,416,687) (cost $43,026,709) - See accompanying schedule		$ 46,101,802
Receivable for fund shares sold		166,153
Dividends receivable		86,445
Interest receivable		7,671
Other receivables		1,173
Prepaid expenses		14,526
Total assets		46,377,770
Liabilities
Payable for investments purchased	$ 502,701
Payable for fund shares redeemed	99,780
Accrued management fee	22,064
Distribution fees payable	24,469
Other payables and accrued expenses	10,486
Collateral on securities loaned, at value	2,800,640
Total liabilities		3,460,140
Net Assets		$ 42,917,630
Net Assets consist of:
Paid in capital		$ 40,675,213
Accumulated net investment loss		(111,751)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(721,048)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,075,216
Net Assets		$ 42,917,630

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,162,385 ÷ 604,177 shares)	$10.20
Maximum offering price per share (100/94.25 of $10.20)	$10.82
Class T: Net Asset Value and redemption price per share ($14,992,621 ÷ 1,472,974 shares)	$10.18
Maximum offering price per share (100/96.50 of $10.18)	$10.55
Class B: Net Asset Value and offering price per share ($12,981,182 ÷ 1,278,543 shares) A	$10.15
Class C: Net Asset Value and offering price per share ($8,029,314 ÷ 791,825 shares) A	$10.14
Institutional Class: Net Asset Value, offering price and redemption price per share ($752,128 ÷ 73,588 shares)	$10.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2001 (Unaudited)
Investment Income Dividends		$ 239,758
Interest		26,565
Security lending		2,289
Total income		268,612
Expenses
Management fee	$ 103,496
Transfer agent fees	47,602
Distribution fees	125,054
Accounting and security lending fees	30,051
Non-interested trustees' compensation	47
Custodian fees and expenses	6,641
Registration fees	63,930
Audit	5,420
Legal	48
Miscellaneous	1,279
Total expenses before reductions	383,568
Expense reductions	(3,205)	380,363
Net investment income (loss)		(111,751)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(168,699)
Foreign currency transactions	(66)	(168,765)
Change in net unrealized appreciation (depreciation) on:
Investment securities	4,822,872
Assets and liabilities in foreign currencies	140	4,823,012
Net gain (loss)		4,654,247
Net increase (decrease) in net assets resulting from operations		$ 4,542,496

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2001 (Unaudited)	August 16, 2000 (commencement of operations) to November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ (111,751)	$ (2,057)
Net realized gain (loss)	(168,765)	(551,214)
Change in net unrealized appreciation (depreciation)	4,823,012	(1,747,796)
Net increase (decrease) in net assets resulting from operations	4,542,496	(2,301,067)
Share transactions - net increase (decrease)	9,603,561	31,072,640
Total increase (decrease) in net assets	14,146,057	28,771,573
Net Assets
Beginning of period	28,771,573	-
End of period	$ 42,917,630	$ 28,771,573

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2000	Year ended November 30,
	(Unaudited)	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 8.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	.01
Net realized and unrealized gain (loss)	1.30	(1.10)
Total from investment operations	1.29	(1.09)
Net asset value, end of period	$ 10.20	$ 8.91
Total Return B, C	14.48%	(10.90)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 6,162	$ 4,712
Ratio of expenses to average net assets	1.68% A	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.67% A, G	1.68% A, G
Ratio of net investment income (loss) to average net assets	(.14)% A	.40% A
Portfolio turnover rate	47% A	125% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to November 30, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2001	Year ended November 30,
	(Unaudited)	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 8.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	.00
Net realized and unrealized gain (loss)	1.29	(1.09)
Total from investment operations	1.27	(1.09)
Net asset value, end of period	$ 10.18	$ 8.91
Total Return B, C	14.25%	(10.90)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 14,993	$ 9,967
Ratio of expenses to average net assets	2.00% A	2.00% A, F
Ratio of expenses to average net assets after expense reductions	1.98% A, G	1.93% A, G
Ratio of net investment income (loss) to average net assets	(.46)% A	.15% A
Portfolio turnover rate	47% A	125% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to November 30, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2001	Year ended November 30,
	(Unaudited)	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 8.90	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.04)	(.01)
Net realized and unrealized gain (loss)	1.29	(1.09)
Total from investment operations	1.25	(1.10)
Net asset value, end of period	$ 10.15	$ 8.90
Total Return B, C	14.04%	(11.00)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 12,981	$ 7,630
Ratio of expenses to average net assets	2.48% A	2.50% A, F
Ratio of expenses to average net assets after expense reductions	2.46% A, G	2.43% A, G
Ratio of net investment income (loss) to average net assets	(.94)% A	(.35)% A
Portfolio turnover rate	47% A	125% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to November 30, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2001	Year ended November 30,
	(Unaudited)	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 8.89	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.04)	(.01)
Net realized and unrealized gain (loss)	1.29	(1.10)
Total from investment operations	1.25	(1.11)
Net asset value, end of period	$ 10.14	$ 8.89
Total Return B, C	14.06%	(11.10)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 8,029	$ 6,005
Ratio of expenses to average net assets	2.45% A	2.50% A, F
Ratio of expenses to average net assets after expense reductions	2.43% A, G	2.43% A, G
Ratio of net investment income (loss) to average net assets	(.91)% A	(.35)% A
Portfolio turnover rate	47% A	125% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to November 30, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2001	Year ended November 30,
	(Unaudited)	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 8.92	$ 10.00
Income from Investment Operations
Net investment income D	.00	.02
Net realized and unrealized gain (loss)	1.30	(1.10)
Total from investment operations	1.30	(1.08)
Net asset value, end of period	$ 10.22	$ 8.92
Total Return B, C	14.57%	(10.80)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 752	$ 457
Ratio of expenses to average net assets	1.48% A	1.50%A, F
Ratio of expenses to average net assets after expense reductions	1.46% A, G	1.43%A, G
Ratio of net investment income to average net assets	.06% A	.65% A
Portfolio turnover rate	47% A	125% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to November 30, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Fifty Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund except for the cost of registering and qualifying new shares for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .59% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00% *
Class C	1.00% *

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 6,921	$ 237
Class T	30,491	372
Class B	51,822	39,053
Class C	35,820	28,417
	$ 125,054	$ 68,079

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 13,533	$ 4,119
Class T	22,242	6,568
Class B	8,054	8,054 *
Class C	3,663	3,663 *
	$ 47,492	$ 22,404

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 6,446	.24 *
Class T	17,800	.30 *
Class B	14,025	.27 *
Class C	8,577	.24 *
Institutional Class	754	.28 *
	$ 47,602

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

Certain security trades were directed to brokers who paid $1,237 of the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period credits reduced the fund's custody expenses by $1,968.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31,	August 16, 2000 (commencement of operations) to November 30,	Six months ended May 31,	August 16, 2000 (commencement of operations) to November 30,
	2001	2000	2001	2000
Class A Shares sold	145,834	545,186	$ 1,405,131	$ 5,228,946
Shares redeemed	(70,472)	(16,371)	(667,399)	(148,454)
Net increase (decrease)	75,362	528,815	$ 737,732	$ 5,080,492
Class T Shares sold	583,889	1,174,156	$ 5,674,051	$ 11,281,285
Shares redeemed	(230,034)	(55,037)	(2,220,726)	(510,940)
Net increase (decrease)	353,855	1,119,119	$ 3,453,325	$ 10,770,345
Class B Shares sold	483,659	877,315	$ 4,676,739	$ 8,390,239
Shares redeemed	(62,519)	(19,912)	(601,625)	(183,616)
Net increase (decrease)	421,140	857,403	$ 4,075,114	$ 8,206,623
Class C Shares sold	194,019	726,375	$ 1,874,587	$ 6,977,415
Shares redeemed	(77,398)	(51,171)	(748,873)	(466,441)
Net increase (decrease)	116,621	675,204	$ 1,125,714	$ 6,510,974
Institutional Class Shares sold	29,314	51,486	$ 277,650	$ 506,260
Shares redeemed	(7,000)	(212)	(65,974)	(2,054)
Net increase (decrease)	22,314	51,274	$ 211,676	$ 504,206

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

John Muresianu, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

* Independent trustees

Semiannual Report

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

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1.759105.100

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